SEC File Nos. 002-10758

811-00066

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement

Under

the Securities Act of 1933

Post-Effective Amendment No. 115

and

Registration Statement

Under

the Investment Company Act of 1940

Amendment No. 54

AMERICAN BALANCED FUND

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618-4518

(Address of Principal Executive Offices)

Registrant's telephone number, including area code:

(213) 486-9200

Michael W. Stockton, Secretary

American Balanced Fund

333 South Hope Street

Los Angeles, California 90071-1406

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071-3106

(Counsel for the Registrant)

Approximate date of proposed public offering:

It is proposed that this filing will become effective on November 1, 2015, pursuant to paragraph (b) of Rule 485.

American Balanced Fund® Prospectus November 1, 2015

Class A	B	C	F-1	F-2	529-A	529-B	529-C	529-E
ABALX	BALBX	BALCX	BALFX	AMBFX	CLBAX	CLBBX	CLBCX	CLBEX

529-F-1	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
CLBFX	RLBAX	RLBBX	RAMHX	RLBCX	RLBEX	RLEFX	RLBFX	RLBGX

Table of contents

Investment objectives	1
Fees and expenses of the fund	1
Principal investment strategies	2
Principal risks	3
Investment results	5
Management	6
Purchase and sale of fund shares	7
Tax information	7
Payments to broker-dealers and other financial intermediaries	7
Investment objectives, strategies and risks	8
Management and organization	11
Shareholder information	14
Purchase, exchange and sale of shares	15
How to sell shares	19
Distributions and taxes	22
Choosing a share class	23
Sales charges	24
Sales charge reductions and waivers	26
Rollovers from retirement plans to IRAs	29
Plans of distribution	29
Other compensation to dealers	30
Fund expenses	31
Financial highlights	33

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Investment objectives

The investment objectives of the fund are: (1) conservation of capital, (2) current income and (3) long-term growth of capital and income.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 26 of the prospectus and on page 65 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Share classes
	A and 529-A	B and 529-B	C and 529-C	529-E	F-1, F-2 and 529-F-1	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	5.00%	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2	529-A	529-B	529-C	529-E
Management fees	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.24	1.00	1.00	0.25	none	0.22	0.99	0.99	0.50
Other expenses	0.12	0.11	0.16	0.17	0.16	0.23	0.24	0.24	0.20
Total annual fund operating expenses	0.59	1.34	1.39	0.65	0.39	0.68	1.46	1.46	0.93

	529-F-1	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.00	1.00	0.75	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.23	0.15	0.41[2]	0.31	0.21[2]	0.16	0.22[2]	0.11	0.06
Total annual fund operating expenses	0.46	1.38	1.39	1.14	0.94	0.64	0.45	0.34	0.29

1 A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

2 Based on estimated amounts for the current fiscal year.

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Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$632	$753	$885	$1,270
B	636	825	934	1,407
C	242	440	761	1,669
F-1	66	208	362	810
F-2	40	125	219	493
529-A	640	780	932	1,373
529-B	649	862	997	1,534
529-C	249	462	797	1,746
529-E	95	296	515	1,143
529-F-1	47	148	258	579
R-1	140	437	755	1,657
R-2	142	440	761	1,669
R-2E	116	362	628	1,386
R-3	96	300	520	1,155
R-4	65	205	357	798
R-5E	46	144	252	567
R-5	35	109	191	431
R-6	30	93	163	368

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$136	$425	$734	$1,407
C	142	440	761	1,669
529-B	149	462	797	1,534
529-C	149	462	797	1,746

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 68% of the average value of its portfolio.

Principal investment strategies

The fund uses a balanced approach to invest in a broad range of securities, including common stocks and investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality). The fund also invests in securities issued and guaranteed by the U.S. government and by federal

American Balanced Fund / Prospectus     2

agencies and instrumentalities. In addition, the fund may invest a portion of its assets in common stocks, most of which have a history of paying dividends, bonds and other securities of issuers domiciled outside the United States.

Normally the fund will maintain at least 50% of the value of its assets in common stocks and at least 25% of the value of its assets in debt securities, including money market securities. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

3     American Balanced Fund / Prospectus

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United

American Balanced Fund / Prospectus     4

States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The 60% S&P 500/40% Barclays U.S. Aggregate Index is a composite blend of 60% of the S&P 500 Index and 40% of the Barclays U.S. Aggregate Index and represents a broad measure of the U.S. stock and bond markets, including market sectors in which the fund may invest. The Lipper Balanced Funds Index includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	1 year	5 years	10 years
A — Before taxes	2.59%	10.84%	6.34%
— After taxes on distributions	0.89	10.14	5.58
— After taxes on distributions and sale of fund shares	2.85	8.61	5.00

5     American Balanced Fund / Prospectus

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	3.05%	11.06%	6.33%	7.80%
C	3/15/2001	7.03	11.28	6.13	6.61
F-1	3/15/2001	8.80	12.14	6.96	7.23
F-2	8/5/2008	9.08	12.40	N/A	9.16
529-A	2/15/2002	2.50	10.76	6.26	6.70
529-B	2/15/2002	2.94	10.93	6.21	6.64
529-C	2/19/2002	6.90	11.20	6.05	6.44
529-E	3/5/2002	8.50	11.78	6.60	6.67
529-F-1	9/17/2002	9.05	12.32	7.12	8.47
R-1	5/29/2002	8.05	11.30	6.14	6.39
R-2	5/21/2002	8.03	11.33	6.14	6.37
R-3	6/4/2002	8.51	11.81	6.64	7.02
R-4	6/21/2002	8.85	12.14	6.94	7.58
R-5	5/15/2002	9.16	12.47	7.26	7.43
R-6	5/1/2009	9.22	12.53	N/A	14.86

Indexes	1 year	5 years	10 years
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	13.66%	15.44%	7.67%
Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	5.97	4.45	4.71
60% S&P 500/40% Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	10.60	11.18	6.76
Lipper Balanced Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	7.21	9.50	6.01
Class A annualized 30-day yield at June 30, 2015: 1.70% (For current yield information, please call American FundsLine® at (800) 325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Gregory D. Johnson Vice Chairman of the Board and President	13 years	Partner – Capital World Investors
Hilda L. Applbaum Senior Vice President	16 years	Partner – Capital World Investors
Jeffrey T. Lager Senior Vice President	5 years	Partner – Capital World Investors

American Balanced Fund / Prospectus     6

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
James R. Mulally Senior Vice President	10 years	Partner – Capital Fixed Income Investors
John H. Smet Senior Vice President	19 years	Partner – Capital Fixed Income Investors
Alan N. Berro Vice President	10 years	Partner – Capital World Investors
Andrew F. Barth	2 years	Partner – Capital Fixed Income Investors
Dina N. Perry	10 years	Partner – Capital World Investors
Wesley K.-S. Phoa	2 years	Partner – Capital Fixed Income Investors

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed-income investment division, serve on a portfolio strategy group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes and to set guidance on a range of macroeconomic factors, including duration, yield curve and sector allocation. The fund’s fixed-income portfolio managers consider guidance of the portfolio strategy group in making their investment decisions.

Purchase and sale of fund shares

The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

7     American Balanced Fund / Prospectus

Investment objectives, strategies and risks

The investment objectives of the fund are: (1) conservation of capital, (2) current income and (3) long-term growth of capital and income. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders. The fund uses a balanced approach to invest in a broad range of securities, including common stocks and investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality). The fund also invests in securities issued and guaranteed by the U.S. government and by federal agencies and instrumentalities. The fund invests in debt securities with a wide range of maturities. Normally, the fund will maintain at least 50% of the value of its assets in common stocks, most of which have a history of paying dividends, and at least 25% of the value of its assets in debt securities, including money market securities. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

American Balanced Fund / Prospectus     8

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies

9     American Balanced Fund / Prospectus

of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes The investment results table in this prospectus shows how the fund’s average annual total returns compare with various broad measures of market results. The S&P 500 Index is a market capitalization-weighted index based on the results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The 60% S&P 500/40% Barclays U.S. Aggregate Index blends the S&P 500 Index with the Barclays U.S. Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. This assumes the blend is rebalanced monthly. The Lipper Balanced Funds Index is an equally weighted index of funds that seek to conserve principal by maintaining a balanced portfolio of both stocks and bonds. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the periods presented.

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Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under “Fees and expenses of the fund.” Please see the statement of additional information for further details. A discussion regarding the basis for approval of the fund’s Investment Advisory and Service Agreement by the fund’s board of trustees is contained in the fund’s annual report to shareholders for the fiscal year ended December 31, 2014.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed-income investment division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund’s shareholders have approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

Portfolio holdings Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. A description of the fund’s policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

The Capital SystemSM Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers who decide how their respective segments will be invested. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

11     American Balanced Fund / Prospectus

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed-income investment division, serve on a portfolio strategy group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes and to set guidance on a range of macroeconomic factors, including duration, yield curve and sector allocation. The fund’s fixed-income portfolio managers consider guidance of the portfolio strategy group in making their investment decisions.

The table below shows the investment experience and role in management of the fund for each of the fund’s primary portfolio managers.

Portfolio manager	Investment experience	Experience in this fund	Role in management of the fund
Gregory D. Johnson	Investment professional for 22 years, all with Capital Research and Management Company or affiliate	13 years	Serves as an equity portfolio manager
Hilda L. Applbaum	Investment professional for 29 years in total; 21 years with Capital Research and Management Company or affiliate	16 years	Serves as an equity/fixed-income portfolio manager
Jeffrey T. Lager	Investment professional for 21 years in total; 19 years with Capital Research and Management Company or affiliate	5 years	Serves as an equity portfolio manager
James R. Mulally	Investment professional for 40 years in total; 35 years with Capital Research and Management Company or affiliate	10 years	Serves as a fixed-income portfolio manager
John H. Smet	Investment professional for 33 years in total; 32 years with Capital Research and Management Company or affiliate	19 years	Serves as a fixed-income portfolio manager

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Portfolio manager	Investment experience	Experience in this fund	Role in management of the fund
Alan N. Berro	Investment professional for 30 years in total; 25 years with Capital Research and Management Company or affiliate	10 years	Serves as an equity portfolio manager
Andrew F. Barth	Investment professional for 30 years, all with Capital Research and Management Company or affiliate	2 years	Serves as a fixed-income portfolio manager
Dina N. Perry	Investment professional for 38 years in total; 24 years with Capital Research and Management Company or affiliate	10 years	Serves as an equity portfolio manager
Wesley K.-S. Phoa	Investment professional for 22 years in total; 16 years with Capital Research and Management Company or affiliate	2 years	Serves as a fixed-income portfolio manager

Information regarding the portfolio managers’ compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

13     American Balanced Fund / Prospectus

Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you, depending on your investment dealer or retirement plan recordkeeper. Please see your financial advisor, investment dealer or retirement plan recordkeeper for more information.

Shareholder information

Shareholder services American Funds Service Company, the fund’s transfer agent, offers a wide range of services that you can use to alter your investment program should your needs or circumstances change. These services may be terminated or modified at any time upon 60 days’ written notice.

A more detailed description of policies and services is included in the fund’s statement of additional information and the owner’s guide sent to new American Funds shareholders entitled Welcome. Class 529 shareholders should also refer to the applicable program description for information on policies and services relating specifically to their account(s). These documents are available by writing to or calling American Funds Service Company.

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Unless otherwise noted, references to Class A, B, C or F-1 shares on the following pages also refer to the corresponding Class 529-A, 529-B, 529-C or 529-F-1 shares. Unless otherwise noted, references to Class F shares refer to both Class F-1 and F-2 shares and references to Class R shares refer to Class R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6 shares.

Purchase, exchange and sale of shares

The fund’s transfer agent, on behalf of the fund and American Funds Distributors,® the fund’s distributor, is required by law to obtain certain personal information from you or any other person(s) acting on your behalf in order to verify your or such person’s identity. If you do not provide the information, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially criminal activity, the fund and American Funds Distributors reserve the right to close your account or take such other action they deem reasonable or required by law.

When purchasing shares, you should designate the fund or funds in which you wish to invest. Subject to the exception below, if no fund is designated, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge, in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of American Funds Money Market Fund® on the third business day after receipt of your investment.

If the amount of your cash investment is $10,000 or less, no fund is designated, and you made a cash investment (excluding exchanges) within the last 16 months, your money will be invested in the same proportion and in the same fund or funds and in the same class of shares in which your last cash investment was made.

Different procedures may apply to certain employer-sponsored arrangements, including, but not limited to, SEPs and SIMPLE IRAs.

Valuing shares The net asset value of each share class of the fund is the value of a single share of that class. The fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s net asset value would still be determined as of 4 p.m. New York time. In this example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making fair value determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund’s securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use is intended to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the fund may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of

15     American Balanced Fund / Prospectus

securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge, in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives your request, provided that your request contains all information and legal documentation necessary to process the transaction. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

Purchase of Class A and C shares You may generally open an account and purchase Class A and C shares by contacting any financial advisor (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund’s shares. You may purchase additional shares in various ways, including through your financial advisor and by mail, telephone, the Internet and bank wire.

Class B shares Class B and 529-B shares may not be purchased or acquired, except by exchange from Class B or 529-B shares of another fund in the American Funds family. Any other investment received by the fund that is intended for Class B or 529-B shares will instead be invested in Class A or 529-A shares and will be subject to any applicable sales charges.

Shareholders with investments in Class B and 529-B shares may continue to hold such shares until they convert to Class A or 529-A shares. However, no additional investments will be accepted in Class B or 529-B shares. Dividends and capital gain distributions may continue to be reinvested in Class B or 529-B shares until their conversion dates. In addition, shareholders invested in Class B or 529-B shares will be able to exchange those shares for Class B or 529-B shares of other American Funds offering Class B or 529-B shares until they convert.

Automatic conversion of Class B and C shares Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F-1 shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this were to happen, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

Purchase of Class F shares You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund’s distributor, through certain registered investment advisors and through other intermediaries approved by the fund’s distributor. These intermediaries typically charge ongoing fees for services they provide. Intermediary fees are not paid by the fund and normally range from .75% to 1.50% of assets annually, depending on the services offered.

Purchase of Class 529 shares Class 529 shares may be purchased only through an account established with a 529 college savings plan managed by the American Funds organization. You may open this type of account and purchase Class 529 shares by contacting any financial advisor (who may impose transaction charges in addition to those described in this prospectus) authorized to sell such an account. You may

American Balanced Fund / Prospectus     16

purchase additional shares in various ways, including through your financial advisor and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating through an eligible employer plan.

Accounts holding Class 529 shares are subject to a $10 account setup fee and an annual $10 account maintenance fee. These fees are waived until further notice.

Investors residing in any state may purchase Class 529 shares through an account established with a 529 college savings plan managed by the American Funds organization. Class 529-A, 529-B, 529-C and 529-F-1 shares are structured similarly to the corresponding Class A, B, C and F-1 shares. For example, the same initial sales charges apply to Class 529-A shares as to Class A shares.

Purchase of Class R shares Class R shares are generally available only to retirement plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, and to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. Class R-5E, R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries. In addition, Class R-5 and R-6 shares are available for investment by other registered investment companies approved by the fund’s investment adviser or distributor. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and 529 college savings plans.

Purchases by employer-sponsored retirement plans Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund’s shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan’s administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the PlanPremier® or Recordkeeper Direct® recordkeeping programs. These programs are proprietary recordkeeping solutions for small retirement plans.

Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided that their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under “Sales charge reductions and waivers” in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

Employer-sponsored retirement plans that invested in Class A shares without any sales charge before April 1, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

17     American Balanced Fund / Prospectus

A 403(b) plan may not invest in Class A or C shares unless it was invested in Class A or C shares before January 1, 2009.

Purchase minimums and maximums Purchase minimums described in this prospectus may be waived in certain cases. In addition, the fund reserves the right to redeem the shares of any shareholder for their then current net asset value per share if the shareholder’s aggregate investment in the fund falls below the fund’s minimum initial investment amount. See the statement of additional information for details.

For accounts established with an automatic investment plan, the initial purchase minimum of $250 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 within five months of account establishment.

The effective purchase maximums for Class 529-A, 529-C, 529-E and 529-F-1 shares will reflect the maximum applicable contribution limits under state law. See the applicable program description for more information.

The purchase maximum for Class C shares is $500,000 per transaction. In addition, if you have significant American Funds holdings, you may not be eligible to invest in Class C or 529-C shares. Specifically, you may not purchase Class C or 529-C shares if you are eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (that is, at net asset value). See “Sales charge reductions and waivers” in this prospectus and the statement of additional information for more details regarding sales charge discounts.

Exchange Generally, you may exchange your shares for shares of the same class of other American Funds without a sales charge. Class A, C or F-1 shares may generally be exchanged for the corresponding 529 share class without a sales charge. Class B shares may not be exchanged for Class 529-B shares. Exchanges from Class A, C or F-1 shares to the corresponding 529 share class, particularly in the case of Uniform Gifts to Minors Act or Uniform Transfers to Minors Act custodial accounts, may result in significant legal and tax consequences, as described in the applicable program description. Please consult your financial advisor before making such an exchange.

Exchanges of shares from American Funds Money Market Fund initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the first day of the month in which shares were purchased and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation.

See “Transactions by telephone, fax or the Internet” in the section “How to sell shares” of this prospectus for information regarding electronic exchanges.

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

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How to sell shares

You may sell (redeem) shares in any of the following ways:

Employer-sponsored retirement plans

Shares held in eligible retirement plans may be sold through the plan’s administrator or recordkeeper.

Through your dealer or financial advisor (certain charges may apply)

· Shares held for you in your dealer’s name must be sold through the dealer.

· Generally, Class F shares must be sold through intermediaries such as dealers or financial advisors.

Writing to American Funds Service Company

· Requests must be signed by the registered shareholder(s).

· A signature guarantee is required if the redemption is:

— more than $125,000;

— made payable to someone other than the registered shareholder(s); or

— sent to an address other than the address of record or to an address of record that has been changed within the previous 10 days.

· American Funds Service Company reserves the right to require signature guarantee(s) on any redemption.

· Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

Telephoning or faxing American Funds Service Company or using the Internet

· Redemptions by telephone, fax or the Internet (including American FundsLine and americanfunds.com) are limited to $125,000 per American Funds shareholder each day.

· Checks must be made payable to the registered shareholder.

· Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably ensure that checks or drafts, including certified or cashier’s checks, for the shares purchased have cleared (normally 10 business days).

Although payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees. The disposal of the securities received in-kind may be subject to brokerage costs and such securities remain at market risk until sold.

19     American Balanced Fund / Prospectus

Transactions by telephone, fax or the Internet Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided that American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

Frequent trading of fund shares The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

In addition to the fund’s broad ability to restrict potentially harmful trading as described above, the fund’s board of trustees has adopted a “purchase blocking policy” under which any shareholder redeeming shares having a value of $5,000 or more from a fund will be precluded from investing in that fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund’s purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:

· purchases and redemptions of shares having a value of less than $5,000;

· transactions in Class 529 shares;

· purchases and redemptions by investment companies managed or sponsored by the fund’s investment adviser or its affiliates, including reallocations and transactions allowing the investment company to meet its redemptions and purchases;

· retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;

American Balanced Fund / Prospectus     20

· purchase transactions involving in-kind transfers of shares of the fund, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions; and

· systematic redemptions and purchases, where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary’s procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that the intermediary has taken appropriate action, American Funds Service Company may terminate the intermediary’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the fund’s surveillance procedures and purchase blocking policy described above, all transactions in fund shares remain subject to the right of the fund, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally, including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy. See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the American Funds.

21     American Balanced Fund / Prospectus

Distributions and taxes

Dividends and distributions The fund intends to distribute dividends to you, usually in March, June, September and December.

Capital gains, if any, are usually distributed in December and March. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Dividends and capital gain distributions for 529 share classes and retirement plan shareholders will be reinvested automatically.

Taxes on dividends and distributions For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Dividends and capital gain distributions that are automatically reinvested in a tax-favored retirement or education savings account do not result in federal or state income tax at the time of reinvestment.

Taxes on transactions Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

Exchanges within a tax-favored retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

Shareholder fees Fees borne directly by the fund normally have the effect of reducing a shareholder’s taxable income on distributions. By contrast, fees paid directly to advisors by a fund shareholder for ongoing advice are deductible for income tax purposes only to the extent that they (combined with certain other qualifying expenses) exceed 2% of such shareholder’s adjusted gross income.

Please see your tax advisor for more information. Holders of Class 529 shares should refer to the applicable program description for more information regarding the tax consequences of selling Class 529 shares.

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Choosing a share class

The fund offers different classes of shares through this prospectus. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Each share class represents an investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. For example, Class F-1 shares are subject to a 12b-1 fee while Class F-2 shares are not. The different fee structures allow the investor to choose how to pay for advisory platform expenses. Class R shares offer different levels of 12b-1 and recordkeeping fees so that a plan can choose the class that best meets the cost associated with obtaining investment related services and participant level recordkeeping for the plan. When you purchase shares of the fund for an individual-type account, you should choose a share class. If none is chosen, your investment will be made in Class A shares or, in the case of a 529 plan investment, Class 529-A shares.

Factors you should consider when choosing a class of shares include:

· how long you expect to own the shares;

· how much you intend to invest;

· total expenses associated with owning shares of each class;

· whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver);

· whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class 529-B or 529-C shares to cover higher education expenses); and

· availability of share classes:

— Class B and 529-B shares may not be purchased or acquired except by exchange from Class B or 529-B shares of another fund in the American Funds family;

— Class C shares are not available to retirement plans that do not currently invest in such shares and that are eligible to invest in Class R shares, including retirement plans established under Internal Revenue Code Sections 401(a) (including 401(k) plans), 403(b) or 457;

— Class F and 529-F-1 shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund’s distributor, to certain registered investment advisors and to other intermediaries approved by the fund’s distributor; and

— Class R shares are generally available only to retirement plans established under Internal Revenue Code Sections 401(a) (including 401(k) plans), 403(b) or 457, and to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans.

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you.

23     American Balanced Fund / Prospectus

Sales charges

Class A shares The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The “offering price,” the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested	Dealer commission as a percentage of offering price
Less than $25,000	5.75%	6.10%	5.00%
$25,000 but less than $50,000	5.00	5.26	4.25
$50,000 but less than $100,000	4.50	4.71	3.75
$100,000 but less than $250,000	3.50	3.63	2.75
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $750,000	2.00	2.04	1.60
$750,000 but less than $1 million	1.50	1.52	1.20
$1 million or more and certain other investments described below	none	none	see below

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

Except as provided below, investments in Class A shares of $1 million or more may be subject to a 1% contingent deferred sales charge if the shares are sold within one year of purchase. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

Class A share purchases not subject to sales charges The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

· investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of the relevant investment dealer’s load-waived Class A share program with the American Funds; and

· certain rollover investments from retirement plans to IRAs (see “Rollovers from retirement plans to IRAs” in this prospectus for more information).

The distributor may pay dealers a commission of up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see “Plans of distribution” in this prospectus).

American Balanced Fund / Prospectus     24

Transfers from certain 529 plans to plans managed by the American Funds organization will be made with no sales charge. No commission will be paid to the dealer on such a transfer. Please see the statement of additional information for more information.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisors authorized to sell American Funds and employees of The Capital Group Companies, Inc. and its affiliates. Please see the statement of additional information for further details.

Class B and C shares For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of the date you purchased the Class B shares, as shown in the table below. The contingent deferred sales charge is eliminated six years after purchase.

Contingent deferred sales charge on Class B shares
Year of redemption:	1	2	3	4	5	6	7+
Contingent deferred sales charge:	5%	4%	4%	3%	2%	1%	0%

Class C shares are sold without any initial sales charge. American Funds Distributors pays 1% of the amount invested to dealers who sell Class C shares. A contingent deferred sales charge of 1% applies if Class C shares are sold within one year of purchase. The contingent deferred sales charge is eliminated one year after purchase.

Any contingent deferred sales charge paid by you on sales of Class B or C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Class 529-E and Class F shares Class 529-E and Class F shares are sold without any initial or contingent deferred sales charge.

Class R shares Class R shares are sold without any initial or contingent deferred sales charge. The distributor will pay dealers annually asset-based compensation of up to 1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .60% for Class R-2E shares, up to .50% for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid from fund assets on sales of Class R-5E, R-5 or R-6 shares. The fund may reimburse the distributor for these payments through its plans of distribution.

See “Plans of distribution” in this prospectus for ongoing compensation paid to your dealer or financial advisor for all share classes.

Contingent deferred sales charges Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See “Contingent deferred sales charge waivers” in the section “Sales charge reductions and waivers” of this prospectus. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

25     American Balanced Fund / Prospectus

Sales charge reductions and waivers

To receive a reduction in your Class A initial sales charge, you must let your financial advisor or American Funds Service Company know at the time you purchase shares that you qualify for such a reduction. If you do not let your advisor or American Funds Service Company know that you are eligible for a reduction, you may not receive the sales charge discount to which you are otherwise entitled. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your advisor or American Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

In addition to the information in this prospectus, you may obtain more information about share classes, sales charges and sales charge reductions and waivers through a link on the home page of the American Funds website at americanfunds.com, from the statement of additional information or from your financial advisor.

Reducing your Class A initial sales charge Consistent with the policies described in this prospectus, you and your “immediate family” (your spouse — or equivalent, if recognized under local law — and your children under the age of 21) may combine all of your American Funds investments to reduce Class A sales charges. In addition, two or more retirement plans of an employer or an employer’s affiliates may combine all of their American Funds investments to reduce Class A sales charges. Certain investments in the American Funds Target Date Retirement Series,® American Funds Portfolio SeriesSM and American Funds College Target Date Series® may also be combined for this purpose. Please see the applicable series’ prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds Money Market Fund are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

Aggregating accounts To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

· trust accounts established by the above individuals (please see the statement of additional information for details regarding aggregation of trust accounts where the person(s) who established the trust is/are deceased);

· solely controlled business accounts; and

· single-participant retirement plans.

Investments made through employer-sponsored retirement plan accounts will not be aggregated with individual-type accounts.

Concurrent purchases You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more American Funds (excluding American Funds Money Market Fund) to qualify for a reduced Class A sales charge.

Rights of accumulation You may take into account your accumulated holdings in all share classes of the American Funds (excluding American Funds Money Market Fund) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (as of the day prior to your additional American Funds investment) or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals. Please see the statement of additional information for further

American Balanced Fund / Prospectus     26

details. You should retain any records necessary to substantiate the historical amounts you have invested.

If you make a gift of shares, upon your request you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds accounts.

Statement of intention You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds Money Market Fund) that you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. Your accumulated holdings (as described and calculated under “Rights of accumulation” above) eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction. Employer-sponsored retirement plans may be restricted from establishing statements of intention. See the discussion regarding employer-sponsored retirement plans under “Purchase, exchange and sale of shares” in this prospectus for more information.

Right of reinvestment If you notify American Funds Service Company prior to the time of reinvestment, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption, dividend payment or distribution and is made into the same account from which you redeemed the shares or received the dividend payment or distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account and the reinvestment is made within 90 days after the date of redemption, dividend payment or distribution.

Proceeds from a Class B share redemption for which a contingent deferred sales charge was paid will be reinvested in Class A shares without any initial sales charge. If you redeem Class B shares without paying a contingent deferred sales charge, you may reinvest the proceeds in Class B shares or purchase Class A shares. If you purchase Class A shares, you are responsible for paying any applicable Class A sales charges. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption, dividend payment or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds Money Market Fund that are reinvested in other American Funds will be subject to a sales charge.

Proceeds will be reinvested at the next calculated net asset value after your request is received by American Funds Service Company, provided that your request contains all information and legal documentation necessary to process the transaction. For purposes of this “right of reinvestment policy,” automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under “Frequent trading of fund shares” in this

27     American Balanced Fund / Prospectus

prospectus. This paragraph does not apply to certain rollover investments as described under “Rollovers from retirement plans to IRAs” in this prospectus.

Contingent deferred sales charge waivers The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

· permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

· tax-free returns of excess contributions to IRAs;

· redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

· for 529 share classes only, redemptions due to a beneficiary’s death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);

· redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document; and

· the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the statement of additional information for further details about waivers regarding these types of transactions):

— redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70½ (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

— if you have established an automatic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

To have your Class A, B or C contingent deferred sales charge waived, you must inform your advisor or American Funds Service Company at the time you redeem shares that you qualify for such a waiver.

American Balanced Fund / Prospectus     28

Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus. Class C shares are not available if the assets are being rolled over from investments held in the American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs.

Rollovers to IRAs from retirement plans that are rolled into Class A shares will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

· rollovers to Capital Bank and Trust CompanySM IRAs if the assets were invested in American Funds at the time of distribution;

· rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

· rollovers to Capital Bank and Trust Company IRAs from investments held in the American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge, and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. All other rollovers invested in Class A shares, as well as future contributions to the IRA, will be subject to sales charges and to the terms and conditions generally applicable to Class A share investments as described in this prospectus and in the statement of additional information.

Plans of distribution

The fund has plans of distribution, or “12b-1 plans,” for certain share classes under which it may finance activities intended primarily to sell shares, provided that the categories of expenses are approved in advance by the fund’s board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of:

Up to:	Share class(es)
0.25%	Class A shares
0.50%	Class 529-A, F-1, 529-F-1 and R-4 shares
0.75%	Class 529-E and R-3 shares
0.85%	Class R-2E shares
1.00%	Class B, 529-B, C, 529-C, R-1 and R-2 shares

For all share classes indicated above, up to .25% may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class, if any, may be used for distribution expenses.

The 12b-1 fees paid by each applicable share class of the fund, as a percentage of average net assets for the previous fiscal year (or, for Class R-2E shares only, based on estimated amounts for the current fiscal year), are indicated in the Annual Fund Operating Expenses table on page 1 of this prospectus. Since these fees are paid out of the fund’s assets on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return on your investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

29     American Balanced Fund / Prospectus

Other compensation to dealers

American Funds Distributors, at its expense, provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds. A number of factors will be considered in determining payments, including the qualifying dealer’s sales, assets and positive cash flows, and the quality of the dealer’s relationship with American Funds Distributors. The payment will be determined using a formula applied consistently to dealers based on the relevant facts and circumstances. The level of payments made to a qualifying firm in any given year will vary and (excluding payments for meetings as described below) will represent the sum of (a) up to .10% of the previous year’s American Funds sales by that dealer and (b) up to .02% of American Funds assets attributable to that dealer, with an adjustment made for the dealer’s positive cash flows and the quality of the dealer’s relationship with American Funds Distributors. For calendar year 2014, aggregate payments made by American Funds Distributors to dealers were less than .02% of the average assets of the American Funds. Aggregate payments made by American Funds Distributors to dealers may also change from year to year. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisors about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.

Firms receiving additional compensation payments must sign a letter acknowledging the purpose of the payment and American Funds Distributors’ goal that the payment will help facilitate education of the firm’s financial advisors about the American Funds to help the advisors make suitable recommendations and better serve their clients who invest in the funds. The letters generally require the firms to (1) have significant assets invested in the American Funds, (2) perform the due diligence necessary to classify the American Funds as “approved” or “preferred” (or an equivalent) on their platform, (3) not provide financial advisors, branch managers or associated persons with any financial incentives to promote the sales of one approved fund group over another approved group, (4) provide individual advice to their clients through financial advisors, (5) provide American Funds Distributors broad access to their financial advisors and product platforms and develop a business plan to achieve such access, and (6) work with the fund’s transfer agent to promote operational efficiencies and to facilitate necessary communication between the American Funds and the firm’s clients who own shares of the American Funds.

American Funds Distributors may also pay expenses associated with meetings and other training and educational opportunities conducted by selling dealers, advisory platform providers and other intermediaries to facilitate educating financial advisors and shareholders about the American Funds. For example, some of these expenses may include, but not be limited to, meeting sponsor fees, meeting location fees, and fees to obtain lists of financial advisors to better tailor training and education opportunities.

If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives to investment dealers in differing amounts, dealer firms and their advisors may have financial incentives for recommending a particular mutual fund over other mutual funds or investments. You should consult with your financial advisor and review carefully any disclosure by your financial advisor’s firm as to compensation received.

American Balanced Fund / Prospectus     30

Fund expenses

Note that references to Class A, B, C and F-1 shares in this “Fund expenses” section do not include the corresponding Class 529 shares.

In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses table on page 1 of this prospectus.

For all share classes except Class B shares, “Other expenses” items in the Annual Fund Operating Expenses table in this prospectus include fees for administrative services provided by the fund’s investment adviser and its affiliates. Administrative services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. The fund’s investment adviser receives an administrative services fee at the annual rate of .01% of the average daily net assets of the fund attributable to Class A shares and .05% of the average daily net assets of the fund attributable to Class C, F, R and 529 shares for its provision of administrative services.

31     American Balanced Fund / Prospectus

The “Other expenses” items in the Annual Fund Operating Expenses table also include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses applicable to all share classes.

Retail investors Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund’s investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services varies depending on the share class and services provided, and typically ranges from $3 to $19 per account. For Class 529 shares, an expense of up to a maximum of .10% paid to a state or states for oversight and administrative services is included as an “Other expenses” item.

Employer-sponsored retirement plan investors The amount paid for subtransfer agent/ recordkeeping services varies depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to entities providing these services to retirement plans.

	Payments to affiliated entities	Payments to unaffiliated entities
Class A	0.05% of assets or $12 per participant position[1]	0.05% of assets or $12 per participant position[1]
Class R-1	0.10% of assets	0.10% of assets
Class R-2	0.15% of assets plus $27 per participant position[2] or 0.35% of assets[3]	0.25% of assets
Class R-2E	N/A	0.20% of assets
Class R-3	0.10% of assets plus $12 per participant position[2] or 0.19% of assets[3]	0.15% of assets
Class R-4	0.10% of assets	0.10% of assets
Class R-5E	N/A	0.15% of assets
Class R-5	0.05% of assets	0.05% of assets
Class R-6	none	none

1 Payment amount depends on the date services commenced.

2 Payment with respect to Recordkeeper Direct program.

3 Payment with respect to PlanPremier program.

American Balanced Fund / Prospectus     32

Financial highlights

The Financial Highlights table is intended to help you understand the fund’s results for the past five fiscal years (and for the six months ended June 30, 2015). Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). The information in the Financial Highlights table has been audited by Deloitte & Touche LLP (except for the six months ended June 30, 2015), whose current report, along with the fund’s financial statements, is included in the statement of additional information, which is available upon request. The information for the six-month period presented has been derived from the fund’s unaudited financial statements and includes all adjustments that management considers necessary for a fair presentation of such information for the period presented.

		Income from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income[2]	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets[2]
Class A:
Six months ended 6/30/2015[5,6]	$24.75	$.21	$ (.11)	$ .10	$(.20)	$ (.09)	$ (.29)	$24.56	.40%	$47,991	.59%[7]	1.71%[7]
Year ended 12/31/2014	24.42	.41	1.75	2.16	(.39)	(1.44)	(1.83)	24.75	8.85	46,917.59		1.62
Year ended 12/31/2013	20.40	.36	4.04	4.40	(.38)	—	(.38)	24.42	21.73	42,735.61		1.62
Year ended 12/31/2012	18.21	.38	2.19	2.57	(.38)	—	(.38)	20.40	14.19	34,272.63		1.94
Year ended 12/31/2011	17.93	.36	.32	.68	(.40)	—	(.40)	18.21	3.82	30,716.62		1.97
Year ended 12/31/2010	16.21	.40	1.68	2.08	(.36)	—	(.36)	17.93	13.02	31,409.63		2.42
Class B:
Six months ended 6/30/2015[5,6]	24.71	.12	(.11)	.01	(.10)	(.09)	(.19)	24.53	.03	384	1.32[7]	.95[7]
Year ended 12/31/2014	24.37	.22	1.74	1.96	(.18)	(1.44)	(1.62)	24.71	8.05	541	1.34	.87
Year ended 12/31/2013	20.35	.19	4.03	4.22	(.20)	—	(.20)	24.37	20.81	821	1.36	.86
Year ended 12/31/2012	18.16	.23	2.19	2.42	(.23)	—	(.23)	20.35	13.35	1,123	1.38	1.17
Year ended 12/31/2011	17.87	.22	.33	.55	(.26)	—	(.26)	18.16	3.08	1,745	1.38	1.21
Year ended 12/31/2010	16.16	.28	1.66	1.94	(.23)	—	(.23)	17.87	12.12	2,573	1.38	1.66

33 American Balanced Fund / Prospectus

		Income from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income[2]	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets[2]
Class C:
Six months ended 6/30/2015[5,6]	$24.63	$.11	$ (.11)	$ —	$(.10)	$ (.09)	$ (.19)	$24.44	.01%	$5,802	1.38%[7]	.92%[7]
Year ended 12/31/2014	24.30	.21	1.75	1.96	(.19)	(1.44)	(1.63)	24.63	8.03	5,574	1.39	.83
Year ended 12/31/2013	20.31	.19	4.00	4.19	(.20)	—	(.20)	24.30	20.72	5,247	1.41	.83
Year ended 12/31/2012	18.13	.22	2.18	2.40	(.22)	—	(.22)	20.31	13.30	4,334	1.42	1.14
Year ended 12/31/2011	17.85	.21	.32	.53	(.25)	—	(.25)	18.13	3.00	4,247	1.42	1.17
Year ended 12/31/2010	16.14	.27	1.67	1.94	(.23)	—	(.23)	17.85	12.11	4,576	1.43	1.61
Class F-1:
Six months ended 6/30/2015[5,6]	24.74	.21	(.12)	.09	(.19)	(.09)	(.28)	24.55	.38	3,127	.65[7]	1.66[7]
Year ended 12/31/2014	24.41	.39	1.75	2.14	(.37)	(1.44)	(1.81)	24.74	8.80	2,841.65		1.57
Year ended 12/31/2013	20.39	.36	4.03	4.39	(.37)	—	(.37)	24.41	21.70	2,471.66		1.58
Year ended 12/31/2012	18.21	.38	2.18	2.56	(.38)	—	(.38)	20.39	14.13	1,500.64		1.94
Year ended 12/31/2011	17.92	.36	.33	.69	(.40)	—	(.40)	18.21	3.87	1,014.63		1.96
Year ended 12/31/2010	16.21	.40	1.67	2.07	(.36)	—	(.36)	17.92	12.95	895.63		2.41
Class F-2:
Six months ended 6/30/2015[5,6]	24.74	.24	(.12)	.12	(.22)	(.09)	(.31)	24.55	.50	2,161	.40[7]	1.91[7]
Year ended 12/31/2014	24.41	.46	1.75	2.21	(.44)	(1.44)	(1.88)	24.74	9.08	1,869.39		1.83
Year ended 12/31/2013	20.39	.41	4.04	4.45	(.43)	—	(.43)	24.41	21.99	768.41		1.83
Year ended 12/31/2012	18.21	.43	2.18	2.61	(.43)	—	(.43)	20.39	14.40	419.40		2.18
Year ended 12/31/2011	17.92	.40	.33	.73	(.44)	—	(.44)	18.21	4.12	277.40		2.19
Year ended 12/31/2010	16.21	.44	1.67	2.11	(.40)	—	(.40)	17.92	13.21	228.40		2.63
Class 529-A:
Six months ended 6/30/2015[5,6]	24.72	.20	(.11)	.09	(.19)	(.09)	(.28)	24.53	.36	2,871	.68[7]	1.62[7]
Year ended 12/31/2014	24.39	.38	1.75	2.13	(.36)	(1.44)	(1.80)	24.72	8.76	2,831.68		1.53
Year ended 12/31/2013	20.38	.34	4.03	4.37	(.36)	—	(.36)	24.39	21.60	2,599.70		1.53
Year ended 12/31/2012	18.19	.36	2.19	2.55	(.36)	—	(.36)	20.38	14.12	2,101.71		1.86
Year ended 12/31/2011	17.91	.34	.33	.67	(.39)	—	(.39)	18.19	3.75	1,751.70		1.89
Year ended 12/31/2010	16.19	.39	1.68	2.07	(.35)	—	(.35)	17.91	12.97	1,589.69		2.35
(The Financial Highlights table continues on the following page.)

American Balanced Fund / Prospectus 34

		Income from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income[2]	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets[2]
Class 529-B:
Six months ended 6/30/2015[5,6]	$24.76	$.10	$ (.11)	$ (.01)	$(.08)	$ (.09)	$ (.17)	$24.58	(.03)%	$ 55	1.45%[7]	.83%[7]
Year ended 12/31/2014	24.41	.19	1.75	1.94	(.15)	(1.44)	(1.59)	24.76	7.94	73	1.46	.75
Year ended 12/31/2013	20.39	.17	4.02	4.19	(.17)	—	(.17)	24.41	20.63	108	1.49	.74
Year ended 12/31/2012	18.19	.21	2.19	2.40	(.20)	—	(.20)	20.39	13.24	134	1.50	1.05
Year ended 12/31/2011	17.90	.20	.33	.53	(.24)	—	(.24)	18.19	2.95	180	1.49	1.09
Year ended 12/31/2010	16.19	.26	1.66	1.92	(.21)	—	(.21)	17.90	11.99	244	1.48	1.56
Class 529-C:
Six months ended 6/30/2015[5,6]	24.70	.11	(.12)	(.01)	(.09)	(.09)	(.18)	24.51	(.02)	917	1.45[7]	.85[7]
Year ended 12/31/2014	24.38	.19	1.74	1.93	(.17)	(1.44)	(1.61)	24.70	7.90	905	1.46	.76
Year ended 12/31/2013	20.37	.17	4.03	4.20	(.19)	—	(.19)	24.38	20.68	841	1.48	.76
Year ended 12/31/2012	18.19	.21	2.18	2.39	(.21)	—	(.21)	20.37	13.19	694	1.49	1.08
Year ended 12/31/2011	17.90	.20	.33	.53	(.24)	—	(.24)	18.19	3.00	607	1.48	1.11
Year ended 12/31/2010	16.19	.26	1.67	1.93	(.22)	—	(.22)	17.90	12.03	583	1.48	1.57
Class 529-E:
Six months ended 6/30/2015[5,6]	24.71	.17	(.12)	.05	(.16)	(.09)	(.25)	24.51	.19	144	.92[7]	1.38[7]
Year ended 12/31/2014	24.38	.32	1.75	2.07	(.30)	(1.44)	(1.74)	24.71	8.50	144.93		1.28
Year ended 12/31/2013	20.37	.29	4.02	4.31	(.30)	—	(.30)	24.38	21.31	134.95		1.29
Year ended 12/31/2012	18.18	.31	2.19	2.50	(.31)	—	(.31)	20.37	13.84	112.97		1.60
Year ended 12/31/2011	17.90	.30	.32	.62	(.34)	—	(.34)	18.18	3.47	98.97		1.62
Year ended 12/31/2010	16.19	.35	1.66	2.01	(.30)	—	(.30)	17.90	12.59	92.97		2.07
Class 529-F-1:
Six months ended 6/30/2015[5,6]	24.71	.23	(.12)	.11	(.22)	(.09)	(.31)	24.51	.43	115	.45[7]	1.85[7]
Year ended 12/31/2014	24.37	.44	1.76	2.20	(.42)	(1.44)	(1.86)	24.71	9.05	111.46		1.76
Year ended 12/31/2013	20.36	.39	4.03	4.42	(.41)	—	(.41)	24.37	21.88	101.48		1.76
Year ended 12/31/2012	18.18	.41	2.18	2.59	(.41)	—	(.41)	20.36	14.32	82.49		2.09
Year ended 12/31/2011	17.90	.38	.33	.71	(.43)	—	(.43)	18.18	3.98	61.48		2.11
Year ended 12/31/2010	16.19	.43	1.67	2.10	(.39)	—	(.39)	17.90	13.15	57.47		2.57

35 American Balanced Fund / Prospectus

		Income from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income[2]	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets[2]
Class R-1:
Six months ended 6/30/2015[5,6]	$24.61	$.11	$ (.12)	$ (.01)	$(.10)	$ (.09)	$ (.19)	$24.41	(.03)%	$ 157	1.38%[7]	.92%[7]
Year ended 12/31/2014	24.28	.21	1.75	1.96	(.19)	(1.44)	(1.63)	24.61	8.05	158	1.38	.83
Year ended 12/31/2013	20.29	.19	4.01	4.20	(.21)	—	(.21)	24.28	20.76	151	1.39	.84
Year ended 12/31/2012	18.12	.23	2.17	2.40	(.23)	—	(.23)	20.29	13.28	121	1.40	1.16
Year ended 12/31/2011	17.83	.22	.33	.55	(.26)	—	(.26)	18.12	3.09	126	1.40	1.19
Year ended 12/31/2010	16.13	.27	1.66	1.93	(.23)	—	(.23)	17.83	12.10	135	1.40	1.65
Class R-2:
Six months ended 6/30/2015[5,6]	24.62	.12	(.11)	.01	(.11)	(.09)	(.20)	24.43	.04	1,263	1.30[7]	1.00[7]
Year ended 12/31/2014	24.30	.21	1.74	1.95	(.19)	(1.44)	(1.63)	24.62	8.03	1,308	1.36	.86
Year ended 12/31/2013	20.30	.20	4.02	4.22	(.22)	—	(.22)	24.30	20.87	1,304	1.34	.90
Year ended 12/31/2012	18.13	.23	2.18	2.41	(.24)	—	(.24)	20.30	13.31	1,158	1.37	1.20
Year ended 12/31/2011	17.85	.22	.32	.54	(.26)	—	(.26)	18.13	3.05	1,079	1.38	1.21
Year ended 12/31/2010	16.14	.27	1.67	1.94	(.23)	—	(.23)	17.85	12.14	1,128	1.40	1.64
Class R-2E:
Six months ended 6/30/2015[5,6]	24.75	.22	(.12)	.10	(.21)	(.09)	(.30)	24.55	.42[8]	—[9]	.49[7,8]	1.80[7,8]
Period from 8/29/2014 to 12/31/2014[6,10]	25.81	.15	.41	.56	(.21)	(1.41)	(1.62)	24.75	2.17[8]	—[9]	.16[4,8]	.58[4,8]
Class R-3:
Six months ended 6/30/2015[5,6]	24.65	.17	(.12)	.05	(.16)	(.09)	(.25)	24.45	.19	3,246	.92[7]	1.37[7]
Year ended 12/31/2014	24.32	.32	1.75	2.07	(.30)	(1.44)	(1.74)	24.65	8.51	3,315.94		1.28
Year ended 12/31/2013	20.32	.29	4.02	4.31	(.31)	—	(.31)	24.32	21.33	3,212.94		1.30
Year ended 12/31/2012	18.14	.32	2.18	2.50	(.32)	—	(.32)	20.32	13.83	2,617.95		1.62
Year ended 12/31/2011	17.86	.30	.32	.62	(.34)	—	(.34)	18.14	3.50	2,331.95		1.64
Year ended 12/31/2010	16.15	.35	1.67	2.02	(.31)	—	(.31)	17.86	12.64	2,408.94		2.10
(The Financial Highlights table continues on the following page.)

American Balanced Fund / Prospectus 36

		Income from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income[2]	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets[2]
Class R-4:
Six months ended 6/30/2015[5,6]	$24.72	$.21	$ (.13)	$ .08	$(.19)	$ (.09)	$ (.28)	$24.52	.34%	$4,517	.63%[7]	1.67%[7]
Year ended 12/31/2014	24.38	.40	1.75	2.15	(.37)	(1.44)	(1.81)	24.72	8.85	4,385.64		1.58
Year ended 12/31/2013	20.37	.36	4.02	4.38	(.37)	—	(.37)	24.38	21.68	3,994.65		1.60
Year ended 12/31/2012	18.19	.38	2.18	2.56	(.38)	—	(.38)	20.37	14.14	3,006.64		1.94
Year ended 12/31/2011	17.91	.35	.33	.68	(.40)	—	(.40)	18.19	3.80	2,152.65		1.94
Year ended 12/31/2010	16.19	.40	1.68	2.08	(.36)	—	(.36)	17.91	13.01	2,007.65		2.39
Class R-5:
Six months ended 6/30/2015[5,6]	24.77	.24	(.11)	.13	(.23)	(.09)	(.32)	24.58	.53	2,604	.34[7]	1.96[7]
Year ended 12/31/2014	24.43	.47	1.76	2.23	(.45)	(1.44)	(1.89)	24.77	9.16	2,616.34		1.88
Year ended 12/31/2013	20.41	.43	4.03	4.46	(.44)	—	(.44)	24.43	22.04	2,492.34		1.89
Year ended 12/31/2012	18.22	.44	2.19	2.63	(.44)	—	(.44)	20.41	14.51	2,050.35		2.23
Year ended 12/31/2011	17.94	.41	.32	.73	(.45)	—	(.45)	18.22	4.11	1,544.35		2.24
Year ended 12/31/2010	16.22	.45	1.68	2.13	(.41)	—	(.41)	17.94	13.32	1,545.35		2.69
Class R-6:
Six months ended 6/30/2015[5,6]	24.76	.25	(.11)	.14	(.24)	(.09)	(.33)	24.57	.55	6,352	.29[7]	2.01[7]
Year ended 12/31/2014	24.42	.49	1.75	2.24	(.46)	(1.44)	(1.90)	24.76	9.22	6,076.29		1.93
Year ended 12/31/2013	20.40	.44	4.03	4.47	(.45)	—	(.45)	24.42	22.12	3,910.29		1.95
Year ended 12/31/2012	18.21	.45	2.19	2.64	(.45)	—	(.45)	20.40	14.57	2,151.30		2.28
Year ended 12/31/2011	17.93	.42	.32	.74	(.46)	—	(.46)	18.21	4.16	1,486.30		2.30
Year ended 12/31/2010	16.21	.46	1.67	2.13	(.41)	—	(.41)	17.93	13.38	1,063.30		2.75

37 American Balanced Fund / Prospectus

	Six months ended June 30	Year ended December 31
Portfolio turnover rate for all share classes	2015[4,5,6]	2014	2013	2012	2011	2010
Including mortgage dollar roll transactions	46%	68%	55%	54%	47%	37%
Excluding mortgage dollar roll transactions	23%	48%	Not available

1 Based on average shares outstanding.

2 For the year ended December 31, 2010, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.04 and .25 percentage points, respectively. The impact to the other share classes would have been similar.

3 Total returns exclude any applicable sales charges, including contingent deferred sales charges.

4 Not annualized.

5  Unaudited.

6  Based on operations for the period shown and, accordingly, is not representative of a full year.

7  Annualized.

8  This class consisted solely of seed capital invested by Capital Research and Management Company; therefore, certain fees were not accrued.

9  Amount less than $1 million.

10  Class R-2E shares were offered beginning August 29, 2014.

American Balanced Fund / Prospectus 38

For shareholder services	American Funds Service Company (800) 421-4225
For retirement plan services	Call your employer or plan administrator
For 529 plans	American Funds Service Company (800) 421-4225, ext. 529
For 24-hour information	American FundsLine (800) 325-3590 americanfunds.com For Class R share information, visit AmericanFundsRetirement.com
Telephone calls you have with American Funds may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to American Funds on the telephone, you consent to such monitoring and recording.

Multiple translations  This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail. Liability is not limited as a result of any material misstatement or omission introduced in the translation.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund’s investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Program description The CollegeAmerica® 529 program description contains additional information about the policies and services related to 529 plan accounts.

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund’s investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C., (202) 551-8090, on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on our website, americanfunds.com.

E-delivery and household mailings Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics, annual/semi-annual report to shareholders or applicable program description, please call American Funds Service Company at (800) 421-4225 or write to the secretary of the fund at 6455 Irvine Center Drive, Irvine, California 92618.

Securities Investor Protection Corporation (SIPC) Shareholders may obtain information about SIPC® on its website at sipc.org or by calling (202) 371-8300.

MFGEPRX-011-1115P Litho in USA CGD/RRD/8002	Investment Company File No. 811-00066

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	MICHAEL W. STOCKTON
MICHAEL W. STOCKTON
SECRETARY

American Balanced Fund®

Part B
Statement of Additional Information

November 1, 2015

This document is not a prospectus but should be read in conjunction with the current prospectus of American Balanced Fund (the “fund”) dated November 1, 2015. You may obtain a prospectus from your financial advisor, by calling American Funds Service Company® at (800) 421-4225 or by writing to the fund at the following address:

American Balanced Fund
Attention: Secretary

6455 Irvine Center Drive
Irvine, California 92618

Certain privileges and/or services described below may not be available to all shareholders (including shareholders who purchase shares at net asset value through eligible retirement plans) depending on the shareholder’s investment dealer or retirement plan recordkeeper. Please see your financial advisor, investment dealer, plan recordkeeper or employer for more information.

Class A	ABALX	Class 529-A	CLBAX	Class R-1	RLBAX
Class B	BALBX	Class 529-B	CLBBX	Class R-2	RLBBX
Class C	BALCX	Class 529-C	CLBCX	Class R-2E	RAMHX
Class F-1	BALFX	Class 529-E	CLBEX	Class R-3	RLBCX
Class F-2	AMBFX	Class 529-F-1	CLBFX	Class R-4	RLBEX

				Class R-5E	RLEFX

				Class R-5	RLBFX
				Class R-6	RLBGX

American Balanced Fund — Page 1

Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund’s net assets unless otherwise noted. This summary is not intended to reflect all of the fund’s investment limitations.

Equity securities

· The fund will invest at least 50% of the value of its assets in common stocks.

Debt instruments

· The fund will invest at least 25% of the value of its assets in debt securities (including money market instruments) generally rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or in unrated securities determined by the investment adviser to be of equivalent quality. The fund currently intends to look to the ratings from Moody’s Investors Service, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

Investing outside the U.S.

· The fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States.

·  In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

* * * * * *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

American Balanced Fund — Page 2

Description of certain securities, investment techniques and risks

The descriptions below are intended to supplement the material in the prospectus under “Investment objectives, strategies and risks.”

Equity securities — Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. If an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

Debt instruments — Debt securities, also known as “fixed-income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities. Prices of these securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or a period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities and derivative instruments. For example, during the financial crisis of 2007-2009, the Federal Reserve implemented a number of economic policies that impacted, and may continue to impact, interest rates and the market. These policies, as well as potential actions by governmental entities both in and outside of the U.S., may expose fixed-income markets to heightened volatility and may reduce liquidity for certain investments, which could cause the value of the fund’s portfolio to decline.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund may have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of

American Balanced Fund — Page 3

bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the fund’s portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix to this statement of additional information for more information about credit ratings.

Securities with equity and debt characteristics — Certain securities have a combination of equity and debt characteristics. Such securities may at times behave more like equity than debt or vice versa.

Preferred stock — Preferred stock represents an equity interest in an issuer that generally entitles the holder to receive, in preference to common stockholders and the holders of certain other stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the issuer. Preferred stocks may pay fixed or adjustable rates of return, and preferred stock dividends may be cumulative or non-cumulative and participating or non-participating. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stockholders, while prior unpaid dividends on non-cumulative preferred stock are forfeited. Participating preferred stock may be entitled to a dividend exceeding the issuer’s declared dividend in certain cases, while non-participating preferred stock is entitled only to the stipulated dividend. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. As with debt securities, the prices and yields of preferred stocks often move with changes in interest rates and the issuer’s credit quality. Additionally, a company’s preferred stock typically pays dividends only after the company makes required payments to holders of its bonds and other debt. Accordingly, the price of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the issuing company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Convertible securities — A convertible security is a debt obligation, preferred stock or other security that may be converted, within a specified period of time and at a stated conversion rate, into common stock or other equity securities of the same or a different issuer. The conversion may occur automatically upon the occurrence of a predetermined event or at the option of either the issuer or the security holder. Under certain circumstances, a convertible

American Balanced Fund — Page 4

security may also be called for redemption or conversion by the issuer after a particular date and at predetermined price specified upon issue. If a convertible security held by the fund is called for redemption or conversion, the fund could be required to tender the security for redemption, convert it into the underlying common stock, or sell it to a third party.

The holder of a convertible security is generally entitled to participate in the capital appreciation resulting from a market price increase in the issuer’s common stock and to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in an issuer’s capital structure and, therefore, normally entail less risk than the issuer’s common stock. However, convertible securities may also be subordinate to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities may entail more risk than such senior debt obligations. Convertible securities usually offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

Because of the conversion feature, the price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and, accordingly, convertible securities are subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may cushion the security against declines in the price of the underlying asset but may also cause the price of the security to fluctuate based upon changes in interest rates and the credit quality of the issuer. As with a straight fixed-income security, the price of a convertible security tends to increase when interest rates decline and decrease when interest rates rise. Like the price of a common stock, the price of a convertible security also tends to increase as the price of the underlying stock rises and to decrease as the price of the underlying stock declines.

Hybrid securities — A hybrid security is a type of security that also has equity and debt characteristics. Like equities, which have no final maturity, a hybrid security may be perpetual. On the other hand, like debt securities, a hybrid security may be callable at the option of the issuer on a date specified at issue. Additionally, like common equities, which may stop paying dividends at virtually any time without violating any contractual terms or conditions, hybrids typically allow for issuers to withhold payment of interest until a later date or to suspend coupon payments entirely without triggering an event of default. Hybrid securities are normally at the bottom of an issuer’s debt capital structure because holders of an issuer’s hybrid securities are structurally subordinated to the issuer’s senior creditors. In bankruptcy, hybrid security holders should only get paid after all senior creditors of the issuer have been paid but before any disbursements are made to the issuer’s equity holders. Accordingly, hybrid securities may be more sensitive to economic changes than more senior debt securities. Such securities may also be viewed as more equity-like by the market when the issuer or its parent company experiences financial difficulties.

Contingent convertible or contingent capital securities are a form of hybrid security that are intended to either convert into equity or have their principal written down upon the occurrence of certain trigger events. One type of contingent convertible security has characteristics designed to absorb losses, where the liquidation value of the security may be adjusted downward to below the original par value or written off entirely under certain circumstances. For instance, if losses have eroded the issuer’s capital levels below a specified threshold, the liquidation value of the security may be reduced in whole or in part. The write-down of the security’s par value may occur automatically and would not entitle holders to institute bankruptcy proceedings against the issuer. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment associated with the

American Balanced Fund — Page 5

security is based on the security’s par value. Such securities may, but are not required to, provide for circumstances under which the liquidation value of the security may be adjusted back up to par, such as an improvement in capitalization or earnings. Another type of contingent convertible security provides for mandatory conversion of the security into common shares of the issuer under certain circumstances. The mandatory conversion might relate, for example, to the issuer’s failure to maintain a capital minimum. Since the common stock of the issuer may not pay a dividend, investors in such instruments could experience reduced yields (or no yields at all) and conversion would deepen the subordination of the investor, effectively worsening the investor’s standing in the case of an issuer’s insolvency. An automatic write-down or conversion event with respect to a contingent convertible security will typically be triggered by a reduction in the issuer’s capital level, but may also be triggered by regulatory actions, such as a change in regulatory capital requirements, or by other factors.

Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of high credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates and in government policies, but, if held to maturity, are expected to be paid in full (either at maturity or thereafter).

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include, but are not limited to, the Federal Financing Bank (“FFB”), the Government National Mortgage Association (“Ginnie Mae”), the Veterans Administration (“VA”), the Federal Housing Administration (“FHA”), the Export-Import Bank (“Exim Bank”), the Overseas Private Investment Corporation (“OPIC”), the Commodity Credit Corporation (“CCC”) and the Small Business Administration (“SBA”).

Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a congressional charter; some are backed by collateral consisting of “full faith and credit” obligations as described above; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), the Tennessee Valley Authority and the Federal Farm Credit Bank System.

In 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to the FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie

American Balanced Fund — Page 6

Mac mortgage-backed securities held by the fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against the FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Pass-through securities — The fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

Mortgage-backed securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments. In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

Collateralized mortgage obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may

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be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

Commercial mortgage-backed securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

Asset-backed securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets also may make prepayments that can change effective maturities of the asset-backed securities. These securities may be less liquid and more difficult to value than other securities.

Warrants and rights — Warrants and rights may be acquired by the fund in connection with other securities or separately. Warrants generally entitle, but do not obligate, their holder to purchase other equity or fixed-income securities at a specified price at a later date. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing holders of its stock to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuing company. Additionally, a warrant or right ceases to have value if it is not exercised prior to its expiration date. As a result, warrants and rights may be considered more speculative than certain other types of investments. Changes in the value of a warrant or right do not necessarily correspond to changes in the value of its underlying security. The price of a warrant or right may be more volatile than the price of its underlying security, and they therefore present greater potential for capital appreciation and capital loss. The effective price paid for warrants or rights added to the subscription price of the related security may exceed the value of the subscribed security’s market price, such as when there is no movement in the price of the underlying security. The market for warrants or rights may be very limited and it may be difficult to sell them promptly at an acceptable price.

Inflation linked bonds — The fund may invest in inflation linked bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation linked bond is adjusted in response to changes in the level of an inflation index, such as the Consumer Price Index for Urban Consumers (“CPURNSA”). If the index

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measuring inflation falls, the principal value or coupon of these securities will be adjusted downward. Consequently, the interest payable on these securities will be reduced. Also, if the principal value of these securities is adjusted according to the rate of inflation, the adjusted principal value repaid at maturity may be less than the original principal. In the case of U.S. Treasury Inflation-Protected Securities (“TIPS”), currently the only inflation linked security that is issued by the U.S Treasury, the principal amounts are adjusted daily based upon changes in the rate of inflation (as currently represented by the non-seasonally adjusted CPURNSA, calculated with a three-month lag). TIPS may pay interest semi-annually, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal amount that has been adjusted for inflation. The current market value of TIPS is not guaranteed and will fluctuate. However, the U.S. government guarantees that, at maturity, principal will be repaid at the higher of the original face value of the security (in the event of deflation) or the inflation adjusted value.

Other non-U.S. sovereign governments also issue inflation linked securities that are tied to their own local consumer price indexes and that offer similar deflationary protection. In certain of these non-U.S. jurisdictions, the repayment of the original bond principal upon the maturity of an inflation linked bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. Corporations also periodically issue inflation linked securities tied to CPURNSA or similar inflationary indexes. While TIPS and non-U.S. sovereign inflation linked securities are currently the largest part of the inflation linked market, the fund may invest in corporate inflation linked securities.

The value of inflation linked securities is expected to change in response to the changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates would decline, leading to an increase in value of the inflation linked securities. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation linked securities. There can be no assurance, however, that the value of inflation linked securities will be directly correlated to the changes in interest rates. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure.

The interest rate for inflation linked bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

The market for inflation linked securities may be less developed or liquid, and more volatile, than certain other securities markets. There is a limited number of inflation linked securities currently available for the fund to purchase, making the market less liquid and more volatile than the U.S. Treasury and agency markets.

Real estate investment trusts — The fund may invest in securities issued by real estate investment trusts (“REITs”), which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

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Investing outside the U.S. — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue. These issuers may also be more susceptible to actions of foreign governments such as the imposition of price controls or punitive taxes that could adversely impact revenues. To the extent the fund invests in securities that are denominated in currencies other than the U.S. dollar, these securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholdings taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Additional costs could be incurred in connection with the fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Although there is no universally accepted definition, the investment adviser generally considers an emerging market to be a market that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union, and would include markets commonly referred to as “frontier markets.”

Certain risk factors related to emerging markets

Currency fluctuations — Certain emerging markets’ currencies have experienced and in the future may experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the fund’s emerging markets securities holdings would generally depreciate and vice versa. Further, the fund may lose money due to losses and other expenses incurred in converting various currencies to purchase and sell securities valued in currencies other than the U.S. dollar, as well as from currency restrictions, exchange control regulation and currency devaluations.

Government regulation — Certain developing countries lack uniform accounting, auditing and financial reporting and disclosure standards, have less governmental supervision of financial

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markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. While the fund will only invest in markets where these restrictions are considered acceptable by the investment adviser, a country could impose new or additional repatriation restrictions after the fund’s investment. If this happened, the fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the fund’s liquidity needs and other factors. Further, some attractive equity securities may not be available to the fund due to foreign shareholders already holding the maximum amount legally permissible.

While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the fund’s investments.

Fluctuations in inflation rates — Rapid fluctuations in inflation rates may have negative impacts on the economies and securities markets of certain emerging market countries.

Less developed securities markets — Emerging markets may be less well-developed than other markets. These markets have lower trading volumes than the securities markets of more developed countries and may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

Settlement risks — Settlement systems in developing countries are generally less well organized than those of developed markets. Supervisory authorities may also be unable to apply standards comparable to those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the transaction is effected might cause the fund to suffer a loss. The fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the fund will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the standing or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the fund.

Insufficient market information — The fund may encounter problems assessing investment opportunities in certain emerging markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the fund’s investment adviser will seek alternative sources of information, and to the extent the

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investment adviser is not satisfied with the sufficiency of the information obtained with respect to a particular market or security, the fund will not invest in such market or security.

Taxation — Taxation of dividends, interest and capital gains received by the fund varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the fund could become subject in the future to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

Litigation — The fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against individuals residing outside of the U.S. and companies domiciled outside of the U.S.

Fraudulent securities — Securities purchased by the fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the fund.

Currency transactions — The fund may enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency (often referred to as a spot or cover transaction). The fund may also enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Although forward contracts entered into by the fund will typically involve the purchase or sale of a currency against the U.S. dollar, the fund also may purchase or sell one currency against another currency (other than the U.S. dollar).

Currency exchange rates generally are determined by forces of supply and demand in the foreign exchange markets and the relative merits of investment in different countries as viewed from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

Generally, the fund will not attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of the fund’s commitment increases because of changes in exchange rates, the fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. The fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Entering into forward currency transactions may change the fund’s exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as expected by the fund’s investment adviser. For example, if the fund’s investment adviser increases the fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, the fund may incur a loss. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the U.S. Securities and Exchange Commission.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the fund for U.S. tax purposes. The use of forward currency contracts could result in the

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application of the mark-to-market provisions of the Internal Revenue Code and may cause an increase (or decrease) in the amount of taxable dividends paid by the fund.

Cash and cash equivalents — The fund may hold cash or invest in cash equivalents. Cash equivalents include, but are not limited to: (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)); (b) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (d) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed, in one year or less; and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

Repurchase agreements — The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan by the fund that is collateralized by the security purchased. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with a custodian collateral equal to at least the repurchase price, including accrued interest. The fund will only enter into repurchase agreements involving securities of the type in which it could otherwise invest. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs and delays in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

Forward commitment, when issued and delayed delivery transactions — The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund may enter into roll transactions, such as a mortgage dollar roll where the fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. During the period between the sale and repurchase (the “roll period”), the fund forgoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of the initial sale. The fund could suffer a loss if the contracting party fails to perform the future transaction and the fund is therefore unable to buy back the mortgage-backed securities it initially sold. The fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk). These transactions are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

With to be announced (TBA) transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and be within industry-accepted “good delivery” standards.

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The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund’s portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

Restricted or illiquid securities — The fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Some fund holdings (including some restricted securities) may be deemed illiquid if they cannot be sold in the ordinary course of business at approximately the price at which the fund values them. The determination of whether a holding is considered liquid or illiquid is made by the fund’s adviser under procedures adopted by the fund’s board. The fund’s adviser makes this determination based on factors it deems relevant, such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur significant additional costs in disposing of illiquid securities. If the fund holds more than its allowable amount of illiquid assets due to appreciation of illiquid securities, the depreciation of liquid securities or changes in market conditions, the fund will seek over time to increase its investments in liquid securities to the extent practicable.

Maturity — There are no restrictions on the maturity composition of the portfolio. The fund invests in debt securities with a wide range of maturities. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.

Cybersecurity risks — With the increased use of technologies such as the Internet to conduct business, the fund has become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, infection by computer viruses or other malicious software code or unauthorized access to the fund’s digital information systems, networks or devices through “hacking” or other means, in each case for the purpose of misappropriating assets or sensitive information (including, for example, personal shareholder information), corrupting data or causing operational disruption or failures in the physical infrastructure or operating systems that support the fund. Cybersecurity risks also include the risk of losses of service resulting from external attacks that do not require unauthorized access to the fund’s systems, networks or devices. For example, denial-of-service attacks on the investment adviser’s or an affiliate’s website could effectively render the fund’s network services unavailable to fund shareholders and other intended end-users. Any such cybersecurity breaches or losses of service may cause the fund to lose proprietary information, suffer data corruption or lose operational capacity, which, in turn, could cause the fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. While the fund and its investment adviser have established business continuity plans and risk management systems designed to prevent or

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reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for.

In addition, cybersecurity failures by or breaches of the fund’s third-party service providers (including, but not limited to, the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries) may disrupt the business operations of the service providers and of the fund, potentially resulting in financial losses, the inability of fund shareholders to transact business with the fund and of the fund to process transactions, the inability of the fund to calculate its net asset value, violations of applicable privacy and other laws, rules and regulations, regulatory fines, penalties, reputational damage, reimbursement or other compensatory costs and/or additional compliance costs associated with implementation of any corrective measures. The fund and its shareholders could be negatively impacted as a result of any such cybersecurity breaches, and there can be no assurance that the fund will not suffer losses relating to cybersecurity attacks or other informational security breaches affecting the fund’s third-party service providers in the future, particularly as the fund cannot control any cybersecurity plans or systems implemented by such service providers.

Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

* * * * * *

Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund’s objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored.

The fund’s portfolio turnover rates for the fiscal years ended December 31, 2014 and 2013 were 68% and 55%, respectively. The fund's portfolio turnover rate excluding mortgage dollar roll transactions for the fiscal year ended December 31, 2014 was 48%. See "Forward commitment, when issued and delayed delivery transactions" above for more information on mortgage dollar rolls. The portfolio turnover rate would equal 100% if each security in a fund’s portfolio were replaced once per year. See “Financial highlights” in the prospectus for the fund’s annual portfolio turnover rate for each of the last five fiscal years.

Under normal circumstances, the investment adviser anticipates that portfolio turnover for common stocks in the fund’s portfolio will not exceed 100% on an annual basis, and that portfolio turnover for other securities will not exceed 100% on an annual basis.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

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Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The fund has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1. Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a. Borrow money;

b. Issue senior securities;

c. Underwrite the securities of other issuers;

d. Purchase or sell real estate or commodities;

e. Make loans; or

f. Purchase the securities of any issuer if, as a result of such purchase, the fund’s investments would be concentrated in any particular industry.

2. The fund may not invest in companies for the purpose of exercising control or management.

Nonfundamental policies — The following policy may be changed without shareholder approval:

The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

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Additional information about the fund’s policies — The information below is not part of the fund’s fundamental or nonfundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the fund. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed).

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, to the extent the fund covers its commitments under certain types of agreements and transactions, including mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of the fund’s commitment, such agreement or transaction will not be considered a senior security by the fund.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy 1e, the fund may not lend more than 33-1/3% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations.

For purposes of fundamental policy 1f, the fund may not invest more than 25% of its total assets in the securities of issuers in a particular industry. This policy does not apply to investments in securities of the U.S. Government, its agencies or Government Sponsored Enterprises or repurchase agreements with respect thereto.

American Balanced Fund — Page 17

Management of the fund

Board of trustees and officers

Independent trustees1

The fund’s nominating and governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the fund’s service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The fund seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the fund’s board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the fund’s independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the fund’s registration statement.

American Balanced Fund — Page 18

Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
William H. Baribault, 1945 Trustee (2012)	CEO and President, Richard Nixon Foundation; Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	79	None	· Service as chief executive officer for multiple companies · Corporate board experience · Service on advisory and trustee boards for charitable, educational and nonprofit organizations
Vanessa C. L. Chang, 1952 Trustee (2012)	Director, EL & EL Investments (real estate)	16	Edison International; Transocean Ltd.

·  Service as a chief executive officer, insurance-related (claims/dispute resolution) internet company

·  Senior management experience, investment banking

·  Former partner, public accounting firm

·  Corporate board experience

·  Service on advisory and trustee boards for charitable, educational and nonprofit organizations

·  Former member of the Governing Council of the Independent Directors Council

·  C.P.A. (inactive)

American Balanced Fund — Page 19

Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Linda Griego, 1947 Trustee (2012)	President and CEO, Griego Enterprises, Inc. (business management company)	7	AECOM Technology Corporation; CBS Corporation Former director of SouthWest Water Company (until 2010)

·  Former Deputy Mayor, City of Los Angeles

·  Service in numerous federal, state and city commission appointments focused on, among other areas, economic development

·  Service as president for a television production company focused on programming for the Latino market

·  Corporate board experience

·  Board service for hospitals, and philanthropic, educational and nonprofit organizations

Leonade D. Jones, 1947 Trustee (1993)	Retired	10	None

·  Service as treasurer of a diversified media and education company

·  Founder of e-commerce and educational loan exchange businesses

·  Corporate board and investment advisory committee experience

·  Service on advisory and trustee boards for charitable, educational, public and nonprofit organizations

·  J.D., M.B.A.

American Balanced Fund — Page 20

Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
William D. Jones, 1955 Trustee (2008)	Real estate developer/owner, President and CEO, CityLink Investment Corporation (acquires, develops and manages real estate ventures in selected urban communities) and City Scene Management Company (provides commercial asset and property management services)	8	Sempra Energy Former director of SouthWest Water Company (until 2010)

·  Senior investment and management experience, real estate

·  Corporate board experience

·  Service as director, Federal Reserve Boards of San Francisco and Los Angeles

·  Service on advisory and trustee boards for charitable, educational, municipal and nonprofit organizations

·  M.B.A.

James J. Postl, 1946 Trustee (2007)	Retired	4	Pulte, Inc. Former director of Cooper Industries (until 2012)

·  Service as chief executive officer for multiple international companies

·  Senior corporate management experience

·  Corporate board experience

·  Service on advisory and trustee boards for charitable, educational and nonprofit organizations

Margaret Spellings, 1957 Trustee (2012)	President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce	79	ClubCorp Holdings, Inc. Former director of Apollo Education Group, Inc. (until 2013)

·  Former U.S. Secretary of Education, U.S. Department of Education

·  Former Assistant to the President for Domestic Policy, The White House

·  Former senior advisor to the Governor of Texas

·  Service on advisory and trustee boards for charitable and nonprofit organizations

American Balanced Fund — Page 21

Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Isaac Stein, 1946 Chairman of the Board (Independent and Non-Executive) (2004)	President, Waverley Associates (private investment fund); Chairman Emeritus of the Board of Trustees, Stanford University	4	Alexza Pharmaceuticals, Inc. Former director of Maxygen, Inc. (until 2013)

·  Service as chief executive officer, apparel company

·  Service as chief financial officer and general counsel, international materials science company

·  Former partner, law firm

·  Corporate board experience

·  Service on advisory and trustee boards for charitable and nonprofit organizations

·  J.D., M.B.A.

American Balanced Fund — Page 22

Interested trustee(s)4,5

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers and/or directors of Capital Research and Management Company or its affiliates. Such management roles with the fund’s service providers also permit the interested trustees to make a significant contribution to the fund’s board.

Name, year of birth and position with fund (year first elected as a trustee/officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years
Gregory D. Johnson, 1963 Vice Chairman of the Board and President (2003)	Partner – Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company	1	None

American Balanced Fund — Page 23

Other officers5

Name, year of birth and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund
Hilda L. Applbaum, 1961 Senior Vice President (1999)	Partner – Capital World Investors, Capital Research and Management Company
Jeffrey T. Lager, 1968 Senior Vice President (2002)	Partner – Capital World Investors, Capital Research and Management Company
James R. Mulally, 1952 Senior Vice President (2009)	Partner – Capital Fixed Income Investors, Capital Research and Management Company
Paul F. Roye, 1953 Senior Vice President (2007)	Senior Vice President – Fund Business Management Group, Capital Research and Management Company; Director, Capital Research and Management Company
John H. Smet, 1956 Senior Vice President (2000)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Paul R. Benjamin, 1979 Vice President (2014)	Vice President – Capital World Investors, Capital Research and Management Company
Alan N. Berro, 1960 Vice President (2010)	Partner – Capital World Investors, Capital Research and Management Company
Donald H. Rolfe, 1972 Vice President (2012)	Vice President and Senior Counsel – Fund Business Management Group, Capital Research and Management Company
Richmond A. Wolf, 1970 Vice President (2014)	Partner – Capital World Investors, Capital Research and Management Company
Michael W. Stockton, 1967 Secretary (2014)	Vice President – Fund Business Management Group, Capital Research and Management Company
Jeffrey P. Regal, 1971 Treasurer (2011)	Vice President – Investment Operations, Capital Research and Management Company
Viviane T. Russo, 1981 Assistant Secretary (2014)	Associate – Fund Business Management Group, Capital Research and Management Company
Dori Laskin, 1951 Assistant Treasurer (2011)	Vice President – Investment Operations, Capital Research and Management Company

* Company affiliated with Capital Research and Management Company.

1 The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the 1940 Act.

2 Trustees and officers of the fund serve until their resignation, removal or retirement.

3 This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a director/trustee of a public company or a registered investment company. Unless otherwise noted, all directorships/trusteeships are current.

4 The term interested trustee refers to a trustee who is an “interested person” of the fund within the meaning of the 1940 Act, on the basis of his or her affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).

5 All of the officers listed, except Paul R. Benjamin, James R. Mulally and Richmond A. Wolf, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

The address for all trustees and officers of the fund is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

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Fund shares owned by trustees as of December 31, 2014:

Name	Dollar range[1] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee	Dollar range[1,2] of independent trustees deferred compensation[3] allocated to fund	Aggregate dollar range[1,2] of independent trustees deferred compensation[3] allocated to all funds within American Funds family overseen by trustee
Independent trustees
William H. Baribault	$10,001 – $50,000	Over $100,000	N/A	$10,001 – $50,000
Vanessa C. L. Chang	$50,001 – $100,000	Over $100,000	N/A	N/A
Linda Griego	Over $100,000	Over $100,000	N/A	N/A
Leonade D. Jones	Over $100,000	Over $100,000	Over $100,000	Over $100,000
William D. Jones	Over $100,000	Over $100,000	$50,001 – $100,000	Over $100,000
James J. Postl	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Margaret Spellings	$50,001 – $100,000	Over $100,000	$10,001 – $50,000	Over $100,000
Isaac Stein	Over $100,000	Over $100,000	Over $100,000	Over $100,000

Name	Dollar range[1] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee
Interested trustees
Gregory D. Johnson	Over $100,000	Over $100,000

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000. The amounts listed for interested trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2 N/A indicates that the listed individual, as of December 31, 2014, was not a trustee of a particular fund, did not allocate deferred compensation to the fund or did not participate in the deferred compensation plan.

3 Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Amounts deferred by the trustee accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.

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Trustee compensation — No compensation is paid by the fund to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers — Independent trustees” table under the “Management of the fund” section in this statement of additional information, all other officers and trustees of the fund are directors, officers or employees of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). The fund typically pays each independent trustee an annual fee, which ranges from $12,344 to $24,750, based primarily on the total number of board clusters on which that independent trustee serves.

In addition, the fund generally pays independent trustees attendance and other fees for meetings of the board and its committees. Board and committee chairs receive additional fees for their services.

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The fund and the other funds served by each independent trustee each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of fund expenses. Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the independent trustees.

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Trustee compensation earned during the fiscal year ended December 31, 2014:

Name	Aggregate compensation (including voluntarily deferred compensation1) from the fund	Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates
William H. Baribault	$34,794	$355,312
Vanessa C. L. Chang	38,739	270,844
Linda Griego	45,507	177,306
Leonade D. Jones[2]	36,432	336,805
William D. Jones[2]	37,989	292,432
James J. Postl[2]	50,701	197,639
Margaret Spellings[2]	39,732	335,681
Isaac Stein[2]	62,035	241,472

1 Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended December 31, 2014 does not include earnings on amounts deferred in previous fiscal years. See footnote 2 to this table for more information.

2 Since the deferred compensation plan’s adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the end of the 2014 fiscal year for participating trustees is as follows: Leonade D. Jones ($270,798), William D. Jones ($117,824), James J. Postl ($537,745), Margaret Spellings ($29,103) and Isaac Stein ($328,740). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the trustees.

Fund organization and the board of trustees — The fund, an open-end, diversified management investment company, was organized as a Delaware corporation on September 6, 1932, reorganized in Maryland on February 2, 1990, and reorganized as a Delaware statutory trust on March 1, 2010. All fund operations are supervised by the fund’s board of trustees which meets periodically and performs duties required by applicable state and federal laws.

Delaware law charges trustees with the duty of managing the business affairs of the trust. Trustees are considered to be fiduciaries of the trust and owe duties of care and loyalty to the trust and its shareholders.

Independent board members are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

The fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the fund’s rule 18f-3 Plan. Each class’ shareholders have exclusive voting rights with respect to the respective class’ rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that 529 college savings plan account owners invested in Class 529 shares are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund’s Class 529 shares, Virginia College Savings PlanSM (Virginia529SM) will vote any proxies relating to the fund’s Class 529 shares. In addition, the trustees

American Balanced Fund — Page 27

have the authority to establish new series and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned.

The fund’s declaration of trust and by-laws, as well as separate indemnification agreements with independent trustees, provide in effect that, subject to certain conditions, the fund will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Removal of trustees by shareholders — At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of two-thirds of the votes entitled to be cast, remove any trustee from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed trustees. In addition, the trustees of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares.

Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the fund within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for fund management and counsel to the independent trustees and the fund.

Risk oversight — Day-to-day management of the fund, including risk management, is the responsibility of the fund’s contractual service providers, including the fund’s investment adviser, principal underwriter/distributor and transfer agent. Each of these entities is responsible for specific portions of the fund’s operations, including the processes and associated risks relating to the fund’s investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use to manage relevant risks. In that regard, the board receives reports regarding the operations of the fund’s service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the fund’s investments and trading. The board also receives compliance reports from the fund’s and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the fund’s board, which are comprised of independent board members, none of whom is an “interested person” of the fund within the meaning of the 1940 Act, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the fund’s audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls. Similarly, a joint review and advisory committee oversees certain risk controls relating to the fund’s transfer agency services.

Not all risks that may affect the fund can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-

American Balanced Fund — Page 28

related risks) to achieve the fund’s objectives. As a result of the foregoing and other factors, the ability of the fund’s service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The fund has an audit committee comprised of William H. Baribault, Vanessa C. L. Chang, Linda Griego, Leonade D. Jones, James J. Postl and Margaret Spellings. The committee provides oversight regarding the fund’s accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund’s principal service providers. The committee acts as a liaison between the fund’s independent registered public accounting firm and the full board of trustees. The audit committee held five meetings during the 2014 fiscal year.

The fund has a contracts committee comprised of all of its independent board members. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. The contracts committee held one meeting during the 2014 fiscal year.

The fund has a nominating and governance committee comprised of Leonade D. Jones, William D. Jones, James J. Postl, Margaret Spellings and Isaac Stein. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the fund, addressed to the fund’s secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating and governance committee held two meetings during the 2014 fiscal year.

Proxy voting procedures and principles — The fund’s investment adviser, in consultation with the fund’s board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the fund, other American Funds and American Funds Insurance Series. The complete text of these principles is available on the American Funds website at americanfunds.com. Proxies are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the funds’ boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds’ understanding of the company’s business, its management and its relationship with shareholders over time.

The investment adviser seeks to vote all U.S. proxies; however, in certain circumstances it may be impracticable or impossible to do so. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A notation of any

American Balanced Fund — Page 29

potential conflicts of interest also is included in the summary (see below for a description of Capital Research and Management Company’s special review procedures).

For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division’s investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst or other individual with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

In addition to its proprietary proxy voting, governance and executive compensation research, Capital Research and Management Company may utilize research provided by Institutional Shareholder Services, Glass-Lewis & Co. or other third party advisory firms on a case-by-case basis. It does not, as a policy, follow the voting recommendations provided by these firms. It periodically assesses the information provided by the advisory firms and reports to the Joint Proxy Committee of the American Funds (“JPC”), as appropriate.

The JPC is composed of independent board members from each board. The JPC’s role is to facilitate appropriate oversight of the proxy voting process and provide valuable input on corporate governance and related matters. Members of the JPC also may be called upon to resolve voting conflicts involving funds co-managed by the investment adviser’s equity investment divisions and vote proxies when necessary as a result of regulatory requirements (see below for more information).

From time to time the investment adviser may vote proxies issued by, or on proposals sponsored or publicly supported by (a) a client with substantial assets managed by the investment adviser or its affiliates, (b) an entity with a significant business relationship with the American Funds organization, or (c) a company with a director of an American Fund on its board (each referred to as an “Interested Party”). Other persons or entities may also be deemed an Interested Party if facts or circumstances appear to give rise to a potential conflict. The investment adviser analyzes these proxies and proposals on their merits and does not consider these relationships when casting its vote.

The investment adviser has developed procedures to identify and address instances where a vote could appear to be influenced by such a relationship. Under the procedures, prior to a final vote being cast by the investment adviser, the relevant proxy committees’ voting results for proxies issued by Interested Parties are reviewed by a Special Review Committee (“SRC”) of the investment division voting the proxy if the vote was in favor of the Interested Party.

If a potential conflict is identified according to the procedure above, the SRC will be provided with a summary of any relevant communications with the Interested Party, the rationale for the voting decision, information on the organization’s relationship with the party and any other pertinent information. The SRC will evaluate the information and determine whether the decision was in the best interest of fund shareholders. It will then accept or override the voting decision or determine alternative action. The SRC includes senior investment professionals and legal and compliance professionals.

In cases where a fund is co-managed and a portfolio company is held by more than one of the investment adviser’s equity investment divisions, voting ties are resolved by one of the following methods. First, for those funds that have delegated tie-breaking authority to the investment adviser, the outcome will be determined by the equity investment division or divisions with the larger position in the portfolio company as of the record date for the shareholder meeting. For the remaining funds, members of the JPC representing those funds will determine the outcome based on a review of the

American Balanced Fund — Page 30

same information provided to the relevant investment analysts, proxy coordinators and proxy committee members.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at (800) 421-4225, (b) on the American Funds website and (c) on the SEC’s website at sec.gov.

The following summary sets forth the general positions of the American Funds, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the American Funds website.

Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders or if, in the opinion of the investment adviser, such nominee has not fulfilled his or her fiduciary duty. Separation of the chairman and CEO positions also may be supported.

Governance provisions — Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

Compensation and benefit plans — Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

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Principal fund shareholders — The following table identifies those investors who own of record, or are known by the fund to own beneficially, 5% or more of any class of its shares as of the opening of business on October 1, 2015. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

Name and address	Ownership	Ownership percentage
Edward D. Jones & Co. Omnibus Account Saint Louis, MO	Record	Class A Class B Class C Class 529-A Class 529-B	23.12% 14.98 5.54 11.69 6.57
Pershing, LLC Custody Account Jersey City, NJ	Record	Class A Class B Class C Class F-1 Class F-2 Class 529-F-1	6.95 7.11 8.72 13.49 12.59 13.89
First Clearing, LLC Custody Account Saint Louis, MO	Record	Class A Class C Class F-1 Class F-2	6.48 9.97 7.56 11.90
National Financial Services, LLC Omnibus Account Jersey City, NJ	Record	Class B Class C Class F-1 Class F-2	5.45 5.17 10.98 8.99
Merrill Lynch Omnibus Account Jacksonville, FL	Record	Class C Class F-1 Class F-2 Class R-5	10.13 9.22 12.49 5.36
Morgan Stanley & Co., Inc. Omnibus Account Jersey City, NJ	Record	Class C Class F-1 Class F-2	6.72 7.08 15.47
Charles Schwab & Co., Inc. Custody Account San Francisco, CA	Record	Class F-1 Class F-2	8.25 7.11
Raymond James Omnibus Account St. Petersburg, FL	Record	Class F-1	6.51
UBS WM USA Omnibus Account Jersey City, NJ	Record	Class F-2	9.58
LPL Financial Omnibus Account San Diego, CA	Record	Class F-2	6.79
Hartford Life Insurance Co. Separate Account 401K Plan Hartford, CT	Record Beneficial	Class R-1	14.62
Asbestos Workers Local Union Retirement Plan Columbia, MD	Record Beneficial	Class R-1	8.52
Capital Research and Management Company Corporate Account Los Angeles, CA	Record	Class R-2E	69.67
McLean County Unit District Number 5 Retirement Plan Denver, CO	Record Beneficial	Class R-2E	30.33
VOYA Retirement Insurance & Annuity Company Hartford, CT	Record	Class R-3	13.30

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Name and address	Ownership	Ownership percentage
Trader Joe’s Company Retirement Plan Englewood, CO	Record Beneficial	Class R-4	18.32
NFS, LLC FEBO 401K Plan Covington, KY	Record Beneficial	Class R-4 Class R-6	5.03 6.63
John Hancock Life Insurance Co. USA Omnibus Account Boston, MA	Record	Class R-5	27.85
Transamerica Life Insurance Co. 401K Plan Los Angeles, CA	Record Beneficial	Class R-5	10.08
State Street Bank & Trust Co. Omnibus Account Harrison, NY	Record	Class R-5	7.41
American Funds Balanced Portfolio Irvine, CA	Record	Class R-6	11.51
American Funds 2030 Target Date Retirement Fund Los Angeles, CA	Record	Class R-6	5.18
American Funds 2025 Target Date Retirement Fund Los Angeles, CA	Record	Class R-6	5.05

As of October 1, 2015, the officers and trustees of the fund, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

Unless otherwise noted, references in this statement of additional information to Class F shares, Class R shares or Class 529 shares refer to both F share classes, all R share classes or all 529 share classes, respectively.

Investment adviser — Capital Research and Management Company, the fund’s investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Beijing, Geneva, Hong Kong, London, Los Angeles, Mumbai, New York, San Francisco, Singapore, Tokyo and Washington, D.C.). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another. Portfolio managers in Capital International Investors rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital Research and Management Company. The investment adviser, which is deemed under the Commodity Exchange Act (the “CEA”) to be the operator of the fund, has claimed an exclusion from the definition of the term commodity pool operator under the CEA with respect to the fund and, therefore, is not subject to registration or regulation as such under the CEA with respect to the fund.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

American Balanced Fund — Page 33

Compensation of investment professionals — As described in the prospectus, the investment adviser uses a system of multiple portfolio managers in managing fund assets. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio within their research coverage.

Portfolio managers and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with greater weight placed on the four-year and eight-year rolling averages. For portfolio managers, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of each of the fund’s portfolio managers may be measured against one or more benchmarks, depending on his or her investment focus, such as: S&P 500 Index, Lipper Growth and Income Funds Index, Barclays U.S. Aggregate Index, Lipper General U.S. Government Funds Average and Lipper Core Bond Funds Average. From time to time, Capital Research and Management Company may adjust or customize these benchmarks to better reflect the universe of comparably managed funds of competitive investment management firms.

Portfolio manager fund holdings and other managed accounts — As described below, portfolio managers may personally own shares of the fund. In addition, portfolio managers may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

American Balanced Fund — Page 34

The following table reflects information as of December 31, 2014:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[3]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[4]
Gregory D. Johnson	Over $1,000,000	3	$171.5	None		None
Hilda L. Applbaum	$100,001 – $500,000	2	$97.0	1	$0.03	None
Jeffrey T. Lager	$100,001 – $500,000	2	$94.6	None		None
James R. Mulally	$100,001 – $500,000	7	$116.8	1	$0.03	None
John H. Smet	$100,001 – $500,000	6	$179.5	None		None
Alan N. Berro	Over $1,000,000	10	$141.6	None		None
Andrew F. Barth	$100,001 – $500,000	3	$28.1	1	$0.69	3	$1.86
Dina N. Perry	Over $1,000,000	2	$168.5	1	$2.47	None
Wesley K.-S. Phoa	$100,001 – $500,000[5]	5	$73.1	2	$0.25	3	$2.29

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2 Indicates RIC(s) for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s) and are not the total assets managed by the individual, which is a substantially lower amount. No RIC or account has an advisory fee that is based on the performance of the RIC or account.

3 Represents funds advised or sub-advised by Capital Research and Management Company or its affiliates and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital Research and Management Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.

4 Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio managers and their families are not reflected.

5 Information as of January 21, 2015.

American Balanced Fund — Page 35

Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the fund and the investment adviser will continue in effect until January 31, 2016, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the fund’s board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund’s executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund’s offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund’s plans of distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to independent trustees; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

The management fee is based on the following annualized rates and average daily net asset levels:

Rate	Net asset level
	In excess of	Up to
0.42%	$ 0	$ 500,000,000
0.324	500,000,000	1,000,000,000
0.30	1,000,000,000	1,500,000,000
0.282	1,500,000,000	2,500,000,000
0.27	2,500,000,000	4,000,000,000
0.262	4,000,000,000	6,500,000,000
0.255	6,500,000,000	10,500,000,000
0.25	10,500,000,000	13,000,000,000
0.245	13,000,000,000	17,000,000,000
0.24	17,000,000,000	21,000,000,000
0.235	21,000,000,000	27,000,000,000
0.230	27,000,000,000	34,000,000,000
0.225	34,000,000,000	44,000,000,000

American Balanced Fund — Page 36

Rate	Net asset level
	In excess of	Up to
0.220	44,000,000,000	55,000,000,000
0.215	55,000,000,000	71,000,000,000
0.210	71,000,000,000	89,000,000,000
0.207	89,000,000,000

For the fiscal years ended December 31, 2014, 2013 and 2012, the investment adviser received from the fund management fees of $173,885,000, $149,567,000 and $128,211,000, respectively.

Administrative services — The investment adviser and its affiliates provide certain administrative services for shareholders of the fund’s Class A, C, F, R and 529 shares. Services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

These services are provided pursuant to an Administrative Services Agreement (the “Administrative Agreement”) between the fund and the investment adviser relating to the fund’s Class A, C, F, R and 529 shares. The Administrative Agreement will continue in effect until January 31, 2016, unless sooner renewed or terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of the members of the fund’s board who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of independent board members. The investment adviser has the right to terminate the Administrative Agreement upon 60 days’ written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Under the Administrative Agreement, the investment adviser receives an administrative services fee at the annual rate of .01% of the average daily net assets of the fund attributable to Class A shares and .05% of the average daily net assets of the fund attributable to Class C, F, R and 529 shares for administrative services. Administrative services fees are paid monthly and accrued daily.

American Balanced Fund — Page 37

During the 2014 fiscal year, administrative services fees were:

Administrative services fee
Class A	$4,456,000
Class C	2,677,000
Class F-1	1,343,000
Class F-2	630,000
Class 529-A	1,355,000
Class 529-B	44,000
Class 529-C	435,000
Class 529-E	70,000
Class 529-F-1	54,000
Class R-1	76,000
Class R-2	648,000
Class R-2E	—*
Class R-3	1,641,000
Class R-4	2,126,000
Class R-5	1,276,000
Class R-6	2,444,000

* Amount less than $1,000.

American Balanced Fund — Page 38

Principal Underwriter and plans of distribution — American Funds Distributors, Inc. (the “Principal Underwriter”) is the principal underwriter of the fund’s shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; and 12811 North Meridian Street, Carmel, IN 46032.

The Principal Underwriter receives revenues relating to sales of the fund’s shares, as follows:

· For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of the balance of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers.

· For Class B and 529-B shares sold prior to April 21, 2009, the Principal Underwriter sold its rights to the .75% distribution-related portion of the 12b-1 fees paid by the fund, as well as any contingent deferred sales charges, to a third party. The Principal Underwriter compensated investment dealers for sales of Class B and 529-B shares out of the proceeds of this sale and kept any amounts remaining after this compensation was paid.

· For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase.

In addition, the fund reimburses the Principal Underwriter for advancing immediate service fees to qualified dealers and advisors upon the sale of Class C and 529-C shares. The fund also reimburses the Principal Underwriter for service fees (and, in the case of Class 529-E shares, commissions) paid on a quarterly basis to intermediaries, such as qualified dealers or financial advisors, in connection with investments in Class F-1, 529-F-1, 529-E, R-1, R-2, R-2E, R-3 and R-4 shares.

American Balanced Fund — Page 39

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

	Fiscal year	Commissions, revenue or fees retained	Allowance or compensation to dealers
Class A	2014	$19,611,000	$87,915,000
	2013	16,594,000	74,823,000
	2012	11,180,000	51,491,000
Class C	2014	—	11,525,000
	2013	—	9,028,000
	2012	—	4,549,000
Class 529-A	2014	1,146,000	5,293,000
	2013	1,177,000	5,517,000
	2012	1,213,000	5,765,000
Class 529-C	2014	3,000	872,000
	2013	26,000	838,000
	2012	—	801,000

Plans of distribution — The fund has adopted plans of distribution (the “Plans”) pursuant to rule 12b-1 under the 1940 Act. The Plans permit the fund to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund’s board of trustees has approved the category of expenses for which payment is being made.

Each Plan is specific to a particular share class of the fund. As the fund has not adopted a Plan for Class F-2, R-5E, R-5 or R-6, no 12b-1 fees are paid from Class F-2, R-5E, R-5 or R-6 share assets and the following disclosure is not applicable to these share classes.

Payments under the Plans may be made for service-related and/or distribution-related expenses. Service-related expenses include paying service fees to qualified dealers. Distribution-related expenses include commissions paid to qualified dealers. The amounts actually paid under the Plans for the past fiscal year, expressed as a percentage of the fund’s average daily net assets attributable to the applicable share class, are disclosed in the prospectus under “Fees and expenses of the fund.” Further information regarding the amounts available under each Plan is in the “Plans of Distribution” section of the prospectus.

American Balanced Fund — Page 40

Following is a brief description of the Plans:

Class A and 529-A — For Class A and 529-A shares, up to .25% of the fund’s average daily net assets attributable to such shares is reimbursed to the Principal Underwriter for paying service-related expenses, and the balance available under the applicable Plan may be paid to the Principal Underwriter for distribution-related expenses. The fund may annually expend up to .25% for Class A shares and up to .50% for Class 529-A shares under the applicable Plan.

Distribution-related expenses for Class A and 529-A shares include dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge. Commissions on these “no load” purchases (which are described in further detail under the “Sales Charges” section of this statement of additional information) in excess of the Class A and 529-A Plan limitations and not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for 15 months, provided that the reimbursement of such commissions does not cause the fund to exceed the annual expense limit. After 15 months, these commissions are not recoverable.

Class B and 529-B — The Plans for Class B and 529-B shares provide for payments to the Principal Underwriter of up to .25% of the fund’s average daily net assets attributable to such shares for paying service-related expenses and .75% for distribution-related expenses, which include the financing of commissions paid to qualified dealers.

Other share classes (Class C, F-1, 529-C, 529-E, 529-F-1, R-1, R-2, R-2E, R-3 and R-4) — The Plans for each of the other share classes that have adopted Plans provide for payments to the Principal Underwriter for paying service-related and distribution-related expenses of up to the following amounts of the fund’s average daily net assets attributable to such shares:

Share class	Service related payments[1]	Distribution related payments[1]	Total allowable under the Plans[2]
Class C	0.25%	0.75%	1.00%
Class F-1	0.25	—	0.50
Class 529-C	0.25	0.75	1.00
Class 529-E	0.25	0.25	0.75
Class 529-F-1	0.25	—	0.50
Class R-1	0.25	0.75	1.00
Class R-2	0.25	0.50	1.00
Class R-2E	0.25	0.35	0.85
Class R-3	0.25	0.25	0.75
Class R-4	0.25	—	0.50

1 Amounts in these columns represent the amounts approved by the board of trustees under the applicable Plan.

2 The fund may annually expend the amounts set forth in this column under the current Plans with the approval of the board of trustees.

American Balanced Fund — Page 41

During the 2014 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

	12b-1 expenses	12b-1 unpaid liability outstanding
Class A	$106,617,000	$8,914,000
Class B	6,538,000	491,000
Class C	53,412,000	5,012,000
Class F-1	6,702,000	662,000
Class 529-A	6,081,000	528,000
Class 529-B	872,000	73,000
Class 529-C	8,641,000	923,000
Class 529-E	691,000	73,000
Class 529-F-1	—	—
Class R-1	1,522,000	149,000
Class R-2	9,664,000	971,000
Class R-2E	—	—
Class R-3	16,385,000	1,468,000
Class R-4	10,626,000	972,000

Approval of the Plans — As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full board of trustees and separately by a majority of the independent trustees of the fund who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent trustees of the fund are committed to the discretion of the independent trustees during the existence of the Plans.

Potential benefits of the Plans to the fund include quality shareholder services, savings to the fund in transfer agency costs, and benefits to the investment process from growth or stability of assets. The Plans may not be amended to materially increase the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the board of trustees and the Plans must be renewed annually by the board of trustees.

A portion of the fund’s 12b-1 expense is paid to financial advisors to compensate them for providing ongoing services. If you have questions regarding your investment in the fund or need assistance with your account, please contact your financial advisor. If you need a financial advisor, please call American Funds Distributors at (800) 421-4120 for assistance.

Fee to Virginia529 — With respect to Class 529 shares, as compensation for its oversight and administration, Virginia529 receives a quarterly fee accrued daily and calculated at the annual rate of .10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds, .07% on net assets between $30 billion and $50 billion, .06% on net assets between $50 billion and $70 billion and .05% on net assets over $70 billion. The fee for any given calendar quarter is accrued and calculated on the basis of average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter.

American Balanced Fund — Page 42

Other compensation to dealers — As of July 2015, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

AIG Advisor Group

FSC Securities Corporation

Royal Alliance Associates, Inc.

SagePoint Financial, Inc.

Woodbury Financial Services, Inc.

AEGON/Transamerica/Diversified

 Diversified Capital Corporation

 Diversified Resources, LLC

 Diversified Securities, Incorporated

 Merrill Lynch Life Insurance Company Of New York

 Transam Securities, Inc.

 Transamerica Advisors Life Insurance Company

 Transamerica Financial Advisors, Inc.

 Transamerica Financial Life Insurance Company

 Transamerica Investors Securities Corporation

 TransAmerica Life Insurance Co.

 Transamerica Premier Life Insurance Company

 Western Reserve Life Insurance Co.

American Portfolios Financial Services, Inc.

AXA Advisors

AXA Advisors, LLC

Cadaret, Grant & Co., Inc.

Cambridge

Cambridge Investment Research, Inc.

Cetera Financial Group

 Cetera Advisor Networks LLC

Cetera Advisors LLC

Cetera Financial Specialists LLC

Cetera Investment Services LLC

CIMAS, LLC

First Allied Securities Inc

Investors Capital Corp.

J.P. Turner & Company, L.L.C.

Legend Equities Corporation

Summit Brokerage Services, Inc.

Commonwealth

Commonwealth Financial Network

D.A. Davidson & Co.

 Crowell, Weedon & Co.

D.A. Davidson & Co.

Edward Jones Organization

 Edward Jones Health Savings Account

Edward Jones

Hefren-Tillotson

 Hefren-Tillotson, Inc.

American Balanced Fund — Page 43

HTK / Janney Montgomery Group

Hornor, Townsend & Kent, Inc.

Janney Montgomery Scott LLC

J.J.B. Hilliard Lyons

Hilliard Lyons Trust Company LLC

J. J. B. Hilliard, W. L. Lyons, LLC

J.P. Morgan Chase Banc One

 J.P. Morgan Institutional Investments, Inc.

J.P. Morgan Securities LLC

JP Morgan Chase Bank, N.A.

Ladenburg Thalmann Group

 Investacorp, Inc.

KMS Financial Services, Inc.

Ladenburg, Thalmann & Co., Inc.

Triad Advisors, Inc.

Securities America, Inc.

Securities Service Network Inc.

Lincoln Network

 Lincoln Capital Corp (RI)

 Lincoln Financial Advisors Corp

Lincoln Financial Distributors, Inc.

Lincoln Financial Securities Corporation

Lincoln Investment Advisors Corporation

Lincoln Management

Lincoln-Legacy

LPL Group

 LPL Financial LLC

Mass Mutual / MML

 MassMutual Trust Company FSB

 Massmutual Trust Company, FSB (The)

 MML Distributors LLC

 MML Investors Services, LLC

Merrill Lynch Banc of America

 Bank Of America

 Merrill Lynch, Pierce, Fenner & Smith Incorporated

Metlife Enterprises

 MetLife Advisers, LLC

Metlife Securities Inc.

New England Securities

Morgan Stanley Smith Barney

Morgan Stanley Smith Barney LLC

NFP Securities

 NFP Advisor Services LLC

NFP Securities Inc

NMIS

Northwestern Mutual Investment Services, LLC

NPH / Jackson National

Invest Financial Corporation

Investment Centers of America, Inc.

National Planning Corporation

SII Investments, Inc.

Park Avenue Securities LLC

American Balanced Fund — Page 44

PFS

PFS Investments Inc.

Puplava Securities, Inc.

PNC Network

 PNC Bank, National Association

 PNC Investments LLC

Raymond James Group

Morgan Keegan & Company, Inc.

Raymond James & Associates, Inc.

Raymond James Financial Services Inc.

RBC Capital Markets Corporation

Robert W. Baird & Co, Incorporated

Securian / H. Beck / CRI

 CRI Securities, LLC

H. Beck, Inc.

Minnesota Life Insurance Company

Securian Financial Services, Inc.

Stifel, Nicolaus & Company, Incorporated

UBS

UBS Financial Services Inc.

UBS Securities, LLC

Voya Financial

 ING Financial Advisers, LLC

 Voya Financial Advisors Inc

Voya Financial Partners LLC

Voya Retirement Advisors LLC

Wells Fargo Network

First Clearing LLC

Wells Fargo

Wells Fargo Advisors Financial Network, LLC

Wells Fargo Advisors Investment Services Group

Wells Fargo Advisors Latin American Channel

Wells Fargo Advisors Private Client Group

Wells Fargo Bank, N.A.

Wells Fargo Securities, LLC

American Balanced Fund — Page 45

Execution of portfolio transactions

The investment adviser places orders with broker-dealers for the fund’s portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market maker acting as principal with no stated brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for the fund’s portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality, likely speed and reliability of execution and settlement, the broker-dealer’s or execution venue’s ability to offer liquidity and anonymity and the potential for minimizing market impact. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms. The investment adviser and its affiliates negotiate commission rates with broker-dealers based on what they believe is necessary to obtain best execution. They seek, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace in respect of both execution and research — taking various considerations into account, including the extent to which a broker-dealer has put its own capital at risk, historical commission rates, commission rates that other institutional investors are paying, and the provision of brokerage and research products and services. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations. Brokerage commissions are only a small part of total execution costs and other factors, such as market impact and speed of execution, contribute significantly to overall transaction costs.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, either directly or through a commission sharing arrangement, but only when in the investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser’s research efforts. If broker-dealers were to discontinue providing such services, it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

American Balanced Fund — Page 46

The investment adviser may pay commissions in excess of what other broker-dealers might have charged for certain portfolio transactions in recognition of brokerage and/or investment research services. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934. Section 28(e) permits the investment adviser and its affiliates to cause an account to pay a higher commission to a broker-dealer to compensate the broker-dealer or another service provider for certain brokerage and/or investment research services provided to the investment adviser and its affiliates, if the investment adviser and each affiliate makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser and its affiliates in terms of that particular transaction or the investment adviser’s overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser and its affiliates assess the reasonableness of commissions in light of the total brokerage and investment research services provided to the investment adviser and its affiliates. Further, investment research services may be used by all investment associates of the investment adviser and its affiliates, regardless of whether they advise accounts with trading activity that generates eligible commissions.

In accordance with their internal brokerage allocation procedure, the investment adviser and its affiliates periodically assess the brokerage and investment research services provided by each broker-dealer and each other service provider from which they receive such services. As part of its ongoing relationships, the investment adviser and its affiliates routinely meet with firms to discuss the level and quality of the brokerage and research services provided, as well as the value and cost of such services. In valuing the brokerage and investment research services the investment adviser and its affiliates receive from broker-dealers and other research providers in connection with its good faith determination of reasonableness, the investment adviser and its affiliates take various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser and its affiliates. Based on this information and applying their judgment, the investment adviser and its affiliates set an annual research budget.

Research analysts and portfolio managers periodically participate in a research poll to determine the usefulness and value of the research provided by individual broker-dealers and research providers. Based on the results of this research poll, the investment adviser and its affiliates may, through commission sharing arrangements with certain broker-dealers, direct a portion of commissions paid to a broker-dealer to be used to compensate the broker-dealer for proprietary research or to be paid to a third-party research provider for research it has provided.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each investment division within the adviser and its affiliates normally aggregates its respective purchases or sales and executes them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser normally aggregates such purchases or sales and executes them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser currently owns an interest in IEX Group and Luminex Trading and Analytics. The investment adviser may place orders on these or other exchanges or alternative trading systems in which it, or one of its affiliates, has an ownership interest, provided such ownership interest is less than five percent of the total ownership interests in the entity. The investment adviser is subject to the same best execution obligations when trading on any such exchange or alternative trading system.

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Purchase and sale transactions may be effected directly among and between certain funds or accounts advised by the investment adviser or its affiliates, including the fund. The investment adviser maintains cross-trade policies and procedures and places a cross-trade only when such a trade is in the best interest of all participating clients and is not prohibited by the participating funds’ or accounts’ investment management agreement or applicable law.
The investment adviser may place orders for the fund’s portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund’s portfolio transactions.

Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The cost to the fund of engaging in such contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because such contracts are entered into on a principal basis, their prices usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the contracts. The fund may incur additional fees in connection with the purchase or sale of certain contracts.

Brokerage commissions paid on portfolio transactions for the fiscal years ended December 31, 2014, 2013 and 2012 amounted to $13,451,000, $11,295,000 and $9,048,000, respectively. The volume of trading activity increased during 2014, resulting in an increase in brokerage commissions paid on portfolio transactions.

The fund is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund’s portfolio transactions during the fund’s most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund’s most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund’s most recently completed fiscal year.

At the end of the fund’s most recently completed fiscal year, the fund’s regular broker-dealers included Citigroup Global Markets Inc., Goldman Sachs & Co., Morgan Stanley & Co. LLC, UBS AG and Credit Suisse Group AG. At the end of the fund’s most recently completed fiscal year, the fund held equity and debt securities of Citigroup Inc. in the amount of $552,482,000 and Goldman Sachs Group, Inc. in the amount of $575,545,000. The fund held debt securities of Morgan Stanley & Co. LLC in the amount of $102,869,000, UBS AG in the amount of $2,189,000 and Credit Suisse Group AG in the amount of $717,000.

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Disclosure of portfolio holdings

The fund’s investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund’s board of trustees, and compliance will be periodically assessed by the board in connection with reporting from the fund’s Chief Compliance Officer.

Under these policies and procedures, the fund’s complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the 10th day after such calendar quarter. In practice, the publicly disclosed portfolio is typically posted on the American Funds website within 30 days after the end of the calendar quarter. The publicly disclosed portfolio may exclude certain securities when deemed to be in the best interest of the fund as permitted by applicable regulations. In addition, the fund’s list of top 10 equity portfolio holdings measured by percentage of net assets, dated as of the end of each calendar month, is permitted to be posted on the American Funds website no earlier than the 10th day after such month. Such portfolio holdings information may be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website.

The fund’s custodian, outside counsel, auditor, financial printers, proxy voting service providers, pricing information vendors, consultants or agents operating under a contract with the investment adviser or its affiliates, co-litigants (such as in connection with a bankruptcy proceeding related to a fund holding) and certain other third parties described below, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive fund portfolio holdings information earlier. See the “General information” section in this statement of additional information for further information about the fund’s custodian, outside counsel and auditor.

The fund’s portfolio holdings, dated as of the end of each calendar month, are made available to up to 20 key broker-dealer relationships with research departments to help them evaluate the fund for eligibility on approved lists or in model portfolios. These firms include certain of those listed under the “Other compensation to dealers” section of this statement of additional information and certain broker-dealer firms that offer trading platforms for registered investment advisers. Monthly holdings may be provided to these intermediaries no earlier than the 10th day after the end of the calendar month. In practice, monthly holdings are provided within 30 days after the end of the calendar month. Holdings may also be disclosed more frequently to certain statistical and data collection agencies including Morningstar, Lipper, Inc., Value Line, Vickers Stock Research, Bloomberg, Overlap and Thomson Financial Research.

Affiliated persons of the fund, including officers of the fund and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of ethics” section in this statement of additional information and the Code of Ethics. Third-party service providers of the fund and other entities, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the fund, such persons will be bound by agreements (including confidentiality agreements) or fiduciary or other obligations that restrict and limit their use of the information to legitimate business uses only. None of the fund, its investment adviser or any of their affiliates receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

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Subject to board policies, the authority to disclose a fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund’s investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund’s portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website (other than to certain fund service providers and other third parties for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

The fund’s investment adviser and its affiliates provide investment advice to clients other than the fund that have investment objectives that may be substantially similar to those of the fund. These clients also may have portfolios consisting of holdings substantially similar to those of the fund and generally have access to current portfolio holdings information for their accounts. These clients do not owe the fund’s investment adviser or the fund a duty of confidentiality with respect to disclosure of their portfolio holdings.

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Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received by the fund or the Transfer Agent provided that your request contains all information and legal documentation necessary to process the transaction. The Transfer Agent may accept written orders for the sale of fund shares on a future date. These orders are subject to the Transfer Agent’s policies, which generally allow shareholders to provide a written request to sell shares at the net asset value on a specified date no more than five business days after receipt of the order by the Transfer Agent. Any request to sell shares on a future date will be rejected if the request is not in writing, if the requested transaction date is more than five business days after the Transfer Agent receives the request or if the request does not contain all information and legal documentation necessary to process the transaction.

The offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day’s closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the New York Stock Exchange is open. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s share price would still be determined as of 4 p.m. New York time. In such example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a fair value adjustment is appropriate due to subsequent events. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King, Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

All portfolio securities of funds managed by Capital Research and Management Company (other than American Funds Money Market Fund®) are valued, and the net asset values per share for each share class are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

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Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. The pricing vendors base prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. The fund’s investment adviser performs certain checks on vendor prices prior to calculation of the fund’s net asset value. When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the fund’s shares into U.S. dollars at the prevailing market rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under fair value guidelines adopted by authority of the fund’s board. Subject to board oversight, the fund’s board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity holdings of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these fund’s net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

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Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities attributable to particular share classes, such as liabilities for repurchase of fund shares, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that class.

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Taxes and distributions

Disclaimer: Some of the following information may not apply to certain shareholders, including those holding fund shares in a tax-favored account, such as a retirement plan or education savings account. Shareholders should consult their tax advisors about the application of federal, state and local tax law in light of their particular situation.

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M.

The Code includes savings provisions allowing the fund to cure inadvertent failures of certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains.

Amounts not distributed by the fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. Unless an applicable exception applies, to avoid the tax, the fund must distribute during each calendar year an amount equal to the sum of (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98.2% of its capital gains in excess of its capital losses for the twelve month period ending on October 31, and (c) all ordinary income and capital gains for previous years that were not distributed during such years.

Dividends paid by the fund from ordinary income or from an excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income dividends. For corporate shareholders, a portion of the fund’s ordinary income dividends may be eligible for the 70% deduction for dividends received by corporations to the extent the fund’s income consists of dividends paid by U.S. corporations. This deduction does not include dividends received from non-U.S. corporations and dividends on stocks the fund has not held for more than 45 days during the 90-day period beginning 45 days before the stock became ex-dividend (90 and 180 days for certain preferred stock). Corporate shareholders can only apply the lower rate to the qualified portion of a fund’s dividends if they have held the shares in the fund on which the dividends were paid for the applicable 45 day or 90 day holding period surrounding the ex-dividend date of the fund’s dividends.

The fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund. For fund fiscal years beginning on or after December 22, 2010, capital losses may be carried forward indefinitely and retain their character as either short-term or long-term. Under prior law, net capital losses could be carried forward for eight tax years and were treated as short-term capital losses. The fund is required to use capital losses arising in fiscal years beginning on or after December 22, 2010 before using capital losses arising in fiscal years prior to December 22, 2010.

The fund may retain a portion of net capital gain for reinvestment and may elect to treat such capital gain as having been distributed to shareholders of the fund. Shareholders may receive a credit for the tax that the fund paid on such undistributed net capital gain and would increase the basis in their shares of the fund by the difference between the amount of includible gains and the tax deemed paid by the shareholder.

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Distributions of net capital gain that the fund properly designates as a capital gain distribution generally will be taxable as long-term capital gain, regardless of the length of time the shares of the fund have been held by a shareholder. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain distributions (including any undistributed amounts treated as distributed capital gains, as described above) during such six-month period.

Capital gain distributions by the fund result in a reduction in the net asset value of the fund’s shares. Investors should consider the tax implications of buying shares just prior to a capital gain distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions and exchanges of fund shares — Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder’s tax basis in the new shares purchased.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced or no sales charge for shares of the fund, or of a different fund acquired before January 31st of the year following the year the shareholder exchanged or otherwise disposed of the original fund shares, the sales charge previously incurred in acquiring the fund’s shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Tax consequences of investments in non-U.S. securities — Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

If more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations, the fund may elect to pass through to shareholders the foreign taxes paid by the fund. If such an election is made, shareholders may claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries. The application of the foreign tax credit depends upon the particular circumstances of each shareholder.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders. A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

If the fund invests in stock of certain passive foreign investment companies (PFICs), the fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any previously recognized gains. Both gains

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and losses will be treated as ordinary income or loss, and the fund is required to distribute any resulting income. If the fund is unable to identify an investment as a PFIC security and thus does not make a timely mark-to-market election, the fund may be subject to adverse tax consequences.

Other tax considerations — After the end of each calendar year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

For fund shares acquired on or after January 1, 2012, the fund is required to report cost basis information for redemptions, including exchanges, to both shareholders and the IRS.

Shareholders may obtain more information about cost basis online at americanfunds.com/costbasis.

Under the backup withholding provisions of the Code, the fund generally will be required to withhold federal income tax on all payments made to a shareholder if the shareholder either does not furnish the fund with the shareholder’s correct taxpayer identification number or fails to certify that the shareholder is not subject to backup withholding. Backup withholding also applies if the IRS notifies the shareholder or the fund that the taxpayer identification number provided by the shareholder is incorrect or that the shareholder has previously failed to properly report interest or dividend income.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and legal residents and U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to U.S. withholding taxes.

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Unless otherwise noted, all references in the following pages to Class A, B, C or F-1 shares also refer to the corresponding Class 529-A, 529-B, 529-C or 529-F-1 shares. Class 529 shareholders should also refer to the applicable program description for information on policies and services specifically relating to these accounts. Shareholders holding shares through an eligible retirement plan should contact their plan’s administrator or recordkeeper for information regarding purchases, sales and exchanges.

Purchase and exchange of shares

Purchases by individuals — As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial advisor or investment dealer authorized to sell the fund’s shares. You may make investments by any of the following means:

Contacting your financial advisor — Deliver or mail a check to your financial advisor.

By mail — For initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application. Please indicate an investment dealer on the account application. You may make additional investments by filling out the “Account Additions” form at the bottom of a recent transaction confirmation and mailing the form, along with a check made payable to the fund, using the envelope provided with your confirmation.

The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use either of the following addresses:

American Funds

12711 North Meridian Street

Carmel, IN 46032-9181

American Funds

5300 Robin Hood Road

Norfolk, VA 23513-2407

By telephone — Using the American FundsLine. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

By Internet — Using americanfunds.com. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

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By wire — If you are making a wire transfer, instruct your bank to wire funds to:

Wells Fargo Bank

ABA Routing No. 121000248

Account No. 4600-076178

Your bank should include the following information when wiring funds:

For credit to the account of:

American Funds Service Company

(fund’s name)

For further credit to:

(shareholder’s fund account number)

(shareholder’s name)

You may contact American Funds Service Company at (800) 421-4225 if you have questions about making wire transfers.

Other purchase information — Class 529 shares may be purchased only through CollegeAmerica by investors establishing qualified higher education savings accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. The American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. In addition, the fund and the Principal Underwriter reserve the right to reject any purchase order.

Class R-5 and R-6 shares may be made available to certain charitable foundations organized and maintained by The Capital Group Companies, Inc. or its affiliates.

Class R-5 and R-6 shares may also be made available to Virginia529 for use in the Virginia Education Savings Trust and the Virginia Prepaid Education Program and other registered investment companies approved by the fund’s investment adviser or distributor. Class R-6 shares are also available to other post employment benefits plans.

Purchase minimums and maximums — All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

· Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

· Employer-sponsored CollegeAmerica accounts.

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The following account types may be established without meeting the initial purchase minimum:

· Retirement accounts that are funded with employer contributions; and

· Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

· Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or (d) required minimum distribution automatic exchanges; and

· American Funds Money Market Fund accounts registered in the name of clients of Capital Guardian Trust Company’s Capital Group Private Client Services division.

Certain accounts held on the fund’s books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and this statement of additional information. However, in the case where the entity maintaining these accounts aggregates the accounts’ purchase orders for fund shares, such accounts are not required to meet the fund’s minimum amount for subsequent purchases.

Exchanges — You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of American Funds Money Market Fund may be made to Class C shares of other American Funds for dollar cost averaging purposes. Exchanges are not permitted from Class A shares of American Funds Money Market Fund to Class C shares of American Funds Short-Term Tax-Exempt Bond Fund, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, Short-Term Bond Fund of America or American Funds Inflation Linked Bond Fund. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds Money Market Fund are subject to applicable sales charges, unless the American Funds Money Market Fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund’s distributor and certain registered investment advisors.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial advisor, by using American FundsLine or americanfunds.com, or by telephoning (800) 421-4225 toll-free, or faxing (see “American Funds Service Company service areas” in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see “Shareholder account services and privileges” in this statement of additional information. These transactions have the same tax consequences as ordinary sales and purchases.

Shares held in employer-sponsored retirement plans may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see “Price of shares” in this statement of additional information).

Conversion — Currently, Class C shares of the fund automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date. The board of trustees of the fund reserves the right at any time, without shareholder approval, to amend the conversion feature of the Class C shares, including without limitation, providing for conversion into a different share class or for no conversion.

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In making its decision, the board of trustees will consider, among other things, the effect of any such amendment on shareholders.

Frequent trading of fund shares — As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund’s “purchase blocking policy.” Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented if the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions. Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

Other potentially abusive activity — In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds — for example, short-term trading activity in multiple funds. When identified, American Funds Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

Moving between share classes

If you wish to “move” your investment between share classes (within the same fund or between different funds), we generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. Below is more information about how sales charges are handled for various scenarios.

Exchanging Class B shares for Class A shares — If you exchange Class B shares for Class A shares during the contingent deferred sales charge period you are responsible for paying any applicable deferred sales charges attributable to those Class B shares, but you will not be required to pay a Class A sales charge. If, however, you exchange your Class B shares for Class A shares after the contingent deferred sales charge period, you are responsible for paying any applicable Class A sales charges.

Exchanging Class C shares for Class A shares — If you exchange Class C shares for Class A shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A sales charges.

Exchanging Class C shares for Class F shares — If you are part of a qualified fee-based program and you wish to exchange your Class C shares for Class F shares to be held in the program, you are still responsible for paying any applicable Class C contingent deferred sales charges.

Exchanging Class F shares for Class A shares — You can exchange Class F shares held in a qualified fee-based program for Class A shares without paying an initial Class A sales charge if you are leaving or have left the fee-based program. You can exchange Class F shares received in a conversion from Class C shares for Class A shares at any time without paying an initial Class A sales charge if you notify American Funds Service Company of the conversion when you make your request. If you have already redeemed your Class F shares, the foregoing requirements apply and you must purchase Class A shares within 90 days after redeeming your Class F shares to receive the Class A shares without paying an initial Class A sales charge.

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Exchanging Class A shares for Class F shares — If you are part of a qualified fee-based program and you wish to exchange your Class A shares for Class F shares to be held in the program, any Class A sales charges (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

Exchanging Class A shares for Class R shares — Provided it is eligible to invest in Class R shares, a retirement plan currently invested in Class A shares may exchange its shares for Class R shares. Any Class A sales charges that the retirement plan previously paid will not be credited back to the plan’s account.

Exchanging Class F-1 shares for Class F-2 shares — If you are part of a qualified fee-based program that offers Class F-2 shares, you may exchange your Class F-1 shares for Class F-2 shares to be held in the program.

Moving between other share classes — If you desire to move your investment between share classes and the particular scenario is not described in this statement of additional information, please contact American Funds Service Company at (800) 421-4225 for more information.

Non-reportable transactions — Automatic conversions described in the prospectus will be non-reportable for tax purposes. In addition, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by American Funds Service Company and processed as a single transaction. However, a movement between a 529 share class and a non-529 share class of the same fund will be reportable.

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Sales charges

Class A purchases

Purchases by certain 403(b) plans

A 403(b) plan may not invest in Class A or C shares unless such plan was invested in Class A or C shares before January 1, 2009.

Participant accounts of a 403(b) plan that were treated as an individual-type plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that were treated as an employer-sponsored plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that is established on or after January 1, 2009, are treated as accounts of an employer-sponsored plan for sales charge purposes.

Purchases by SEP plans and SIMPLE IRA plans

Participant accounts in a Simplified Employee Pension (SEP) plan or a Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE IRA) will be aggregated at the plan level for Class A sales charge purposes if an employer adopts a prototype plan produced by American Funds Distributors, Inc. or (a) the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal or the contributions are identified as related to the same plan; (b) each transmittal is accompanied by checks or wire transfers and generally must be submitted through the transfer agent’s automated contribution system if held on the fund’s books; and (c) if the fund is expected to carry separate accounts in the name of each plan participant and (i) the employer or plan sponsor notifies the funds’ transfer agent or the intermediary holding the account that the separate accounts of all plan participants should be linked and (ii) all new participant accounts are established by submitting the appropriate documentation on behalf of each new participant. Participant accounts in a SEP or SIMPLE plan that are eligible to aggregate their assets at the plan level may not also aggregate the assets with their individual accounts. The ability to link SEP and SIMPLE IRA accounts at the plan level may not be available to you depending on the policies and system capabilities of your financial intermediary.

Other purchases

Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund Administration Unit, or by his or her designee, Class A shares of the American Funds stock, stock/bond and bond funds may be sold at net asset value to:

(1)	current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;
(2)	currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (collectively, “Eligible Persons”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and

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children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children (these policies are subject to the dealer’s policies and system capabilities);
(3)	currently registered investment advisors (“RIAs”) and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively, “Eligible RIAs”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible RIAs or the spouses, children or parents of the Eligible RIAs are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible RIAs, their spouses, parents and/or children (these policies are subject to the RIA’s policies and system capabilities);
(4)	companies exchanging securities with the fund through a merger, acquisition or exchange offer;
(5)	insurance company separate accounts;
(6)	accounts managed by subsidiaries of The Capital Group Companies, Inc.;
(7)	The Capital Group Companies, Inc. and its affiliated companies;
(8)	an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;
(9)	wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.; and
(10)	full-time employees of banks that have sales agreements with the Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account. These privileges may not be available if your account is held with an investment dealer or through an employer-sponsored retirement plan.

Transfers to CollegeAmerica — A transfer from the Virginia Prepaid Education ProgramSM or the Virginia Education Savings TrustSM to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer. Investment dealers will be compensated solely with an annual service fee that begins to accrue immediately.

Moving between accounts — Investments in certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include, for example:

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· redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

· required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

· death distributions paid to a beneficiary’s account that are used by the beneficiary to purchase fund shares in a different account.

Loan repayments — Repayments on loans taken from a retirement plan are not subject to sales charges if American Funds Service Company is notified of the repayment.

Dealer commissions and compensation — Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of a) purchases of $1 million or more, and b) purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund’s IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $10 million, .50% on amounts of at least $10 million but less than $25 million and .25% on amounts of at least $25 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $10 million (but less than $25 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of .50%.

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

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Sales charge reductions and waivers

Reducing your Class A sales charge — As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares. Additional information about Class A sales charge reductions is provided below.

Statement of intention — By establishing a statement of intention (the "Statement"), you enter into a nonbinding commitment to purchase shares of the American Funds (excluding American Funds Money Market Fund) over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once, unless the Statement is upgraded as described below.

The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. Your accumulated holdings (as described in the paragraph below titled “Rights of accumulation”) eligible to be aggregated as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

You may revise the commitment you have made in your Statement upward at any time during the Statement period. If your prior commitment has not been met by the time of the revision, the Statement period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised Statement. If your prior commitment has been met by the time of the revision, your original Statement will be considered met and a new Statement will be established.

The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder’s death.

When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder’s account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder’s account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period the investments made during the statement period will be adjusted to reflect the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder’s account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate.

In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

Aggregation — Qualifying investments for aggregation include those made by you and your “immediate family” as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

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· individual-type employee benefit plans, such as an IRA, single-participant Keogh-type plan, or a participant account of a 403(b) plan that is treated as an individual-type plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information);

· SEP plans and SIMPLE IRA plans established after November 15, 2004, by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors, Inc.;

· business accounts solely controlled by you or your immediate family (for example, you own the entire business);

· trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor’s death the trust account may be aggregated with such beneficiary’s own accounts; for trusts with multiple primary beneficiaries, upon the trustor’s death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary; each primary beneficiary’s separate trust account may then be aggregated with such beneficiary’s own accounts);

· endowments or foundations established and controlled by you or your immediate family; or

· 529 accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

· for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

· made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

· for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

· for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

· for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

· for a SEP or SIMPLE IRA plan established after November 15, 2004, by an employer adopting a prototype plan produced by American Funds Distributors, Inc.

Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

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Joint accounts may be aggregated with other accounts belonging to the primary owner and/or his or her immediate family. The primary owner of a joint account is the individual responsible for taxes on the account.

Concurrent purchases — As described in the prospectus, you may reduce your Class A sales charge by combining purchases of all classes of shares in the American Funds, as well as applicable holdings in the American Funds Target Date Retirement Series, American Funds Portfolio Series, American Funds Retirement Income Portfolio Series and American Funds College Target Date Series. Shares of American Funds Money Market Fund purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds Money Market Fund are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

Rights of accumulation — Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as applicable holdings in the American Funds Target Date Retirement Series, American Funds Portfolio Series, American Funds Retirement Income Portfolio Series and American Funds College Target Date Series, to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds Money Market Fund are excluded. Subject to your investment dealer’s or recordkeeper’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the “market value”) as of the day prior to your American Funds investment or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the “cost value”). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

The value of all of your holdings in accounts established in calendar year 2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial advisor or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your American Funds investment) of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

You may not purchase Class C or 529-C shares if such combined holdings cause you to be eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e. at net asset value).

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If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American Legacy accounts.

CDSC waivers for Class A, B and C shares — As noted in the prospectus, a contingent deferred sales charge (“CDSC”) may be waived for redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant’s death and removes the decedent’s name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an “account” (defined below) annually (the “12% limit”):

· Required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70½ (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

· Redemptions through an automatic withdrawal plan (“AWP”) (see “Automatic withdrawals” under “Shareholder account services and privileges” in this statement of additional information). For each AWP payment, assets that are not subject to a CDSC, such as shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

For purposes of this paragraph, “account” means your investment in the applicable class of shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus. For example, CDSC waivers will not be allowed on redemptions of Class 529-B and 529-C shares due to termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by Virginia529 as an option for additional investment within CollegeAmerica.

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Selling shares

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see “Purchase and exchange of shares.”

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

If you hold multiple American Funds and a CDSC applies to the shares you are redeeming, the CDSC will be calculated based on the applicable class of shares of the particular fund from which you are making the redemption.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier’s checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from American Funds Money Market Fund be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.

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Shareholder account services and privileges

The following services and privileges are generally available to all shareholders. However, certain services and privileges described in the prospectus and this statement of additional information may not be available for Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

Automatic investment plan — An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank’s capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

Automatic reinvestment — Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option may be automatically converted to having all dividends and other distributions reinvested in additional shares.

Cross-reinvestment of dividends and distributions — For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1) the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund’s minimum initial investment requirement);

(2) if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3) if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

Automatic exchanges — For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

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Automatic withdrawals — Depending on the type of account, for all share classes except R shares, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday. You should consult with your advisor or intermediary to determine if your account is eligible for automatic withdrawals.

Withdrawal payments are not to be considered as dividends, yield or income. Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder’s account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

Account statements — Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals, will be confirmed at least quarterly.

American FundsLine and americanfunds.com — You may check your share balance, the price of your shares or your most recent account transaction; redeem shares (up to $125,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using americanfunds.com. To use American FundsLine, call (800) 325-3590 from a TouchTone™ telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in “Telephone and Internet purchases, redemptions and exchanges” below. You will need your fund number (see the list of the American Funds under the “General information — fund numbers” section in this statement of additional information), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services. However, if you are not currently authorized to do so, you may complete an American FundsLink Authorization Form. Once you establish this privilege, you, your financial advisor or any person with your account information may use these services.

Telephone and Internet purchases, redemptions and exchanges — By using the telephone (including American FundsLine) or the Internet (including americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for

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losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

Checkwriting — You may establish check writing privileges for Class A shares (but not Class 529-A shares) of American Funds Money Market Fund upon meeting the fund’s initial purchase minimum of $1,000. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your account application.

Redemption of shares — The fund’s declaration of trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund’s current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of trustees of the fund may from time to time adopt.

While payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

Share certificates — Shares are credited to your account. The fund does not issue share certificates.

American Balanced Fund — Page 72

General information

Custodian of assets — Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund’s portfolio, are held by JP Morgan Chase Bank N.A., 270 Park Avenue, New York, NY 10017-2070, as custodian. If the fund holds securities of issuers outside the U.S., the custodian may hold these securities pursuant to subcustodial arrangements in banks outside the U.S. or branches of U.S. banks outside the U.S.

Transfer agent services — American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund’s shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. Transfer agent fees are paid according to a fee schedule, based principally on the number of accounts serviced, contained in a Shareholder Services Agreement between the fund and American Funds Service Company.

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

During the 2014 fiscal year, transfer agent fees, gross of any payments made by American Funds Service Company to third parties, were:

Transfer agent fee
Class A	$46,310,000
Class B	675,000
Class C	5,419,000
Class F-1	3,025,000
Class F-2	1,238,000
Class 529-A	2,136,000
Class 529-B	80,000
Class 529-C	724,000
Class 529-E	77,000
Class 529-F-1	83,000
Class R-1	149,000
Class R-2	4,155,000
Class R-2E	—*
Class R-3	4,918,000
Class R-4	4,286,000
Class R-5	1,266,000
Class R-6	23,000

* Amount less than $1,000.

American Balanced Fund — Page 73

Independent registered public accounting firm — Deloitte & Touche LLP, 695 Town Center Drive, Costa Mesa, CA 92626, serves as the fund’s independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the SEC. The financial statements included in this statement of additional information from the annual report have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the fund’s independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Morgan, Lewis & Bockius LLP, 355 South Grand Avenue, Suite 4400, Los Angeles, CA 90071, serves as independent legal counsel (“counsel”) for the fund and for independent trustees in their capacities as such. A determination with respect to the independence of the fund’s counsel will be made at least annually by the independent trustees of the fund, as prescribed by applicable 1940 Act rules.

Prospectuses, reports to shareholders and proxy statements — The fund’s fiscal year ends on December 31. Shareholders are provided updated summary prospectuses annually and at least semi-annually with reports showing the fund’s investment portfolio or summary investment portfolio, financial statements and other information. Shareholders may request a copy of the fund’s current prospectus at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. Shareholders may also access the fund’s current summary prospectus, prospectus, statement of additional information and shareholder reports at americanfunds.com/prospectus. The fund’s annual financial statements are audited by the fund’s independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of summary prospectuses, shareholder reports and proxy statements. To receive additional copies of a summary prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated summary prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, americanfunds.com. Upon electing the electronic delivery of updated summary prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated summary prospectuses and other reports in paper form by mail.

Summary prospectuses, prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the American Funds organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

Codes of ethics — The fund and Capital Research and Management Company and its affiliated companies, including the fund’s Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

American Balanced Fund — Page 74

Determination of net asset value, redemption price and maximum offering price per share for Class A shares — June 30, 2015

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$24.56
Maximum offering price per share (100/94.25 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$26.06

Other information — The fund reserves the right to modify the privileges described in this statement of additional information at any time.

The fund’s financial statements, including the investment portfolio and the report of the fund’s independent registered public accounting firm contained in the annual report, are included in this statement of additional information.

American Balanced Fund — Page 75

Fund numbers — Here are the fund numbers for use with our automated telephone line, American FundsLine®, or when making share transactions:

	Fund numbers
Fund	Class A	Class B	Class C	Class F-1	Class F-2
Stock and stock/fixed income funds
AMCAP Fund®	002	202	302	402	602
American Balanced Fund®	011	211	311	411	611
American Funds Developing World Growth and Income FundSM	30100	32100	33100	34100	36100
American Funds Global Balanced FundSM	037	237	337	437	637
American Mutual Fund®	003	203	303	403	603
Capital Income Builder®	012	212	312	412	612
Capital World Growth and Income Fund®	033	233	333	433	633
EuroPacific Growth Fund®	016	216	316	416	616
Fundamental Investors®	010	210	310	410	610
The Growth Fund of America®	005	205	305	405	605
The Income Fund of America®	006	206	306	406	606
International Growth and Income FundSM	034	234	334	434	634
The Investment Company of America®	004	204	304	404	604
The New Economy Fund®	014	214	314	414	614
New Perspective Fund®	007	207	307	407	607
New World Fund®	036	236	336	436	636
SMALLCAP World Fund®	035	235	335	435	635
Washington Mutual Investors FundSM	001	201	301	401	601
Fixed income funds
American Funds Inflation Linked Bond Fund®	060	260	360	460	660
American Funds Mortgage Fund®	042	242	342	442	642
American Funds Short-Term Tax-Exempt Bond Fund®	039	N/A	N/A	439	639
American Funds Tax-Exempt Fund of New York®	041	241	341	441	641
American High-Income Municipal Bond Fund®	040	240	340	440	640
American High-Income Trust®	021	221	321	421	621
The Bond Fund of America®	008	208	308	408	608
Capital World Bond Fund®	031	231	331	431	631
Intermediate Bond Fund of America®	023	223	323	423	623
Limited Term Tax-Exempt Bond Fund of America®	043	243	343	443	643
Short-Term Bond Fund of America®	048	248	348	448	648
The Tax-Exempt Bond Fund of America®	019	219	319	419	619
The Tax-Exempt Fund of California®	020	220	320	420	620
The Tax-Exempt Fund of Maryland®*	024	224	324	424	624
The Tax-Exempt Fund of Virginia®*	025	225	325	425	625
U.S. Government Securities Fund®	022	222	322	422	622
Money market fund
American Funds Money Market Fund®	059	259	359	459	659

___________

*Qualified for sale only in certain jurisdictions.

American Balanced Fund — Page 76

	Fund numbers
Fund	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
Stock and stock/fixed income funds
AMCAP Fund	1002	1202	1302	1502	1402
American Balanced Fund	1011	1211	1311	1511	1411
American Funds Developing World Growth and Income Fund	10100	12100	13100	15100	14100
American Funds Global Balanced Fund	1037	1237	1337	1537	1437
American Mutual Fund	1003	1203	1303	1503	1403
Capital Income Builder	1012	1212	1312	1512	1412
Capital World Growth and Income Fund	1033	1233	1333	1533	1433
EuroPacific Growth Fund	1016	1216	1316	1516	1416
Fundamental Investors	1010	1210	1310	1510	1410
The Growth Fund of America	1005	1205	1305	1505	1405
The Income Fund of America	1006	1206	1306	1506	1406
International Growth and Income Fund	1034	1234	1334	1534	1434
The Investment Company of America	1004	1204	1304	1504	1404
The New Economy Fund	1014	1214	1314	1514	1414
New Perspective Fund	1007	1207	1307	1507	1407
New World Fund	1036	1236	1336	1536	1436
SMALLCAP World Fund	1035	1235	1335	1535	1435
Washington Mutual Investors Fund	1001	1201	1301	1501	1401
Fixed income funds
American Funds Inflation Linked Bond Fund	1060	1260	1360	1560	1460
American Funds Mortgage Fund	1042	1242	1342	1542	1442
American High-Income Trust	1021	1221	1321	1521	1421
The Bond Fund of America	1008	1208	1308	1508	1408
Capital World Bond Fund	1031	1231	1331	1531	1431
Intermediate Bond Fund of America	1023	1223	1323	1523	1423
Short-Term Bond Fund of America	1048	1248	1348	1548	1448
U.S. Government Securities Fund	1022	1222	1322	1522	1422
Money market fund
American Funds Money Market Fund	1059	1259	1359	1559	1459

American Balanced Fund — Page 77

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Stock and stock/fixed income funds
AMCAP Fund	2102	2202	4102	2302	2402	2702	2502	2602
American Balanced Fund	2111	2211	4111	2311	2411	2711	2511	2611
American Funds Developing World Growth and Income Fund	21100	22100	41100	23100	24100	27100	25100	26100
American Funds Global Balanced Fund	2137	2237	4137	2337	2437	2737	2537	2637
American Mutual Fund	2103	2203	4103	2303	2403	2703	2503	2603
Capital Income Builder	2112	2212	4112	2312	2412	2712	2512	2612
Capital World Growth and Income Fund	2133	2233	4133	2333	2433	2733	2533	2633
EuroPacific Growth Fund	2116	2216	4116	2316	2416	2716	2516	2616
Fundamental Investors	2110	2210	4110	2310	2410	2710	2510	2610
The Growth Fund of America	2105	2205	4105	2305	2405	2705	2505	2605
The Income Fund of America	2106	2206	4106	2306	2406	2706	2506	2606
International Growth and Income Fund	2134	2234	41034	2334	2434	27034	2534	2634
The Investment Company of America	2104	2204	4104	2304	2404	2704	2504	2604
The New Economy Fund	2114	2214	4114	2314	2414	2714	2514	2614
New Perspective Fund	2107	2207	4107	2307	2407	2707	2507	2607
New World Fund	2136	2236	4136	2336	2436	2736	2536	2636
SMALLCAP World Fund	2135	2235	4135	2335	2435	2735	2535	2635
Washington Mutual Investors Fund	2101	2201	4101	2301	2401	2701	2501	2601
Fixed income funds
American Funds Inflation Linked Bond Fund	2160	2260	4160	2360	2460	2760	2560	2660
American Funds Mortgage Fund	2142	2242	4142	2342	2442	2742	2542	2642
American High-Income Trust	2121	2221	4121	2321	2421	2721	2521	2621
The Bond Fund of America	2108	2208	4108	2308	2408	2708	2508	2608
Capital World Bond Fund	2131	2231	4131	2331	2431	2731	2531	2631
Intermediate Bond Fund of America	2123	2223	4123	2323	2423	2723	2523	2623
Short-Term Bond Fund of America	2148	2248	4148	2348	2448	2748	2548	2648
U.S. Government Securities Fund	2122	2222	4122	2322	2422	2722	2522	2622
Money market fund
American Funds Money Market Fund	2159	2259	4159	2359	2459	2759	2559	2659

American Balanced Fund — Page 78

	Fund numbers
Fund	Class A	Class B	Class C	Class F-1	Class F-2
American Funds Target Date Retirement Series®
American Funds 2060 Target Date Retirement FundSM	083	283	383	483	683
American Funds 2055 Target Date Retirement Fund®	082	282	382	482	682
American Funds 2050 Target Date Retirement Fund®	069	269	369	469	669
American Funds 2045 Target Date Retirement Fund®	068	268	368	468	668
American Funds 2040 Target Date Retirement Fund®	067	267	367	467	667
American Funds 2035 Target Date Retirement Fund®	066	266	366	466	36066
American Funds 2030 Target Date Retirement Fund®	065	265	365	465	665
American Funds 2025 Target Date Retirement Fund®	064	264	364	464	664
American Funds 2020 Target Date Retirement Fund®	063	263	363	463	663
American Funds 2015 Target Date Retirement Fund®	062	262	362	462	662
American Funds 2010 Target Date Retirement Fund®	061	261	361	461	661

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
American Funds Target Date Retirement Series®
American Funds 2060 Target Date Retirement FundSM	2183	2283	4183	2383	2483	2783	2583	2683
American Funds 2055 Target Date Retirement Fund®	2182	2282	4182	2382	2482	2782	2582	2682
American Funds 2050 Target Date Retirement Fund®	2169	2269	4169	2369	2469	2769	2569	2669
American Funds 2045 Target Date Retirement Fund®	2168	2268	4168	2368	2468	2768	2568	2668
American Funds 2040 Target Date Retirement Fund®	2167	2267	4167	2367	2467	2767	2567	2667
American Funds 2035 Target Date Retirement Fund®	2166	2266	4166	2366	2466	2766	2566	2666
American Funds 2030 Target Date Retirement Fund®	2165	2265	4165	2365	2465	2765	2565	2665
American Funds 2025 Target Date Retirement Fund®	2164	2264	4164	2364	2464	2764	2564	2664
American Funds 2020 Target Date Retirement Fund®	2163	2263	4163	2363	2463	2763	2563	2663
American Funds 2015 Target Date Retirement Fund®	2162	2262	4162	2362	2462	2762	2562	2662
American Funds 2010 Target Date Retirement Fund®	2161	2261	4161	2361	2461	2761	2561	2661

	Fund numbers
Fund	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
American Funds College Target Date Series®
American Funds College 2033 FundSM	10103	12103	13103	15103	14103
American Funds College 2030 Fund®	1094	1294	1394	1594	1494
American Funds College 2027 Fund®	1093	1293	1393	1593	1493
American Funds College 2024 Fund®	1092	1292	1392	1592	1492
American Funds College 2021 Fund®	1091	1291	1391	1591	1491
American Funds College 2018 Fund®	1090	1290	1390	1590	1490
American Funds College Enrollment Fund®	1088	1288	1388	1588	1488

American Balanced Fund — Page 79

Fund numbers
Fund	Class A	Class B	Class C	Class F-1	Class F-2
American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM	055	255	355	455	655
American Funds Growth PortfolioSM	053	253	353	453	653
American Funds Growth and Income PortfolioSM	051	251	351	451	651
American Funds Balanced PortfolioSM	050	250	350	450	650
American Funds Income PortfolioSM	047	247	347	447	647
American Funds Tax-Advantaged Income PortfolioSM	046	246	346	446	646
American Funds Preservation PortfolioSM	045	245	345	445	645
American Funds Tax-Exempt Preservation PortfolioSM	044	244	344	444	644
Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
American Funds Global Growth Portfolio	1055	1255	1355	1555	1455
American Funds Growth Portfolio	1053	1253	1353	1553	1453
American Funds Growth and Income Portfolio	1051	1251	1351	1551	1451
American Funds Balanced Portfolio	1050	1250	1350	1550	1450
American Funds Income Portfolio	1047	1247	1347	1547	1447
American Funds Tax-Advantaged Income Portfolio	N/A	N/A	N/A	N/A	N/A
American Funds Preservation Portfolio	1045	1245	1345	1545	1445
American Funds Tax-Exempt Preservation Portfolio	N/A	N/A	N/A	N/A	N/A
Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
American Funds Global Growth Portfolio	2155	2255	4155	2355	2455	2755	2555	2655
American Funds Growth Portfolio	2153	2253	4153	2353	2453	2753	2553	2653
American Funds Growth and Income Portfolio	2151	2251	4151	2351	2451	2751	2551	2651
American Funds Balanced Portfolio	2150	2250	4150	2350	2450	2750	2550	2650
American Funds Income Portfolio	2147	2247	4147	2347	2447	2747	2547	2647
American Funds Tax-Advantaged Income Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Preservation Portfolio	2145	2245	4145	2345	2445	2745	2545	2645
American Funds Tax-Exempt Preservation Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

American Balanced Fund — Page 80

	Fund numbers
Fund	Class A	Class B		Class C	Class F-1		Class F-2
American Funds Retirement Income Portfolio SeriesSM
American Funds Retirement Income Portfolio – ConservativeSM	30109	32109		33109	34109		36109
American Funds Retirement Income Portfolio – ModerateSM	30110	32110		33110	34110		36110
American Funds Retirement Income Portfolio – EnhancedSM	30111	32111		33111	34111		36111
	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
American Funds Retirement Income Portfolio – Conservative	21109	22109	41109	23109	24109	27109	25109	26109
American Funds Retirement Income Portfolio – Moderate	21110	22110	41110	23110	24110	27110	25110	26110
American Funds Retirement Income Portfolio – Enhanced	21111	22111	41111	23111	24111	27111	25111	26111

American Balanced Fund — Page 81

Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service, Standard & Poor’s Corporation and Fitch Ratings, Inc.

Description of bond ratings

Moody’s
Long-term rating definitions

Aaa
Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be speculative and of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies and securities firms.

American Balanced Fund — Page 82

Standard & Poor’s
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

American Balanced Fund — Page 83

C
An obligation rated C is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D
An obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to D if it is subject to a distressed exchange offer.

Plus (+) or minus (–)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

American Balanced Fund — Page 84

Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. BBB ratings indicate that expectations of default risk are low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.

BB
Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B
Highly speculative. B ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC
Substantial credit risk. Default is a real possibility.

CC
Very high levels of credit risk. Default of some kind appears probable.

C
Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a C category rating for an issuer include:

· The issuer has entered into a grace or cure period following nonpayment of a material financial obligation;

· The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

· Fitch Ratings otherwise believes a condition of RD or D to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

American Balanced Fund — Page 85

RD
Restricted default. RD ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, and which has not otherwise ceased operating. This would include:

· The selective payment default on a specific class or currency of debt;

· The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

· The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

· Execution of a distressed debt exchange on one or more material financial obligations.

D
Default. D ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, nonpayment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, or to categories below B.

American Balanced Fund — Page 86

Description of commercial paper ratings

Moody’s

Commercial paper ratings (highest three ratings)

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

Standard & Poor’s

Commercial paper ratings (highest three ratings)

A-1

A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

American Balanced Fund — Page 87

American Balanced Fund®

Investment portfolio
June 30, 2015
unaudited
Common stocks 64.09% Financials 12.02%	Shares	Value (000)
Wells Fargo & Co.	34,137,000	$1,919,865
Berkshire Hathaway Inc., Class A1	8,649	1,771,748
JPMorgan Chase & Co.	21,211,000	1,437,257
American Express Co.	9,728,900	756,130
Citigroup Inc.	10,500,000	580,020
SunTrust Banks, Inc.	12,300,000	529,146
Capital One Financial Corp.	5,569,000	489,905
ACE Ltd.	4,200,000	427,056
Weyerhaeuser Co.[1]	13,115,242	413,130
Goldman Sachs Group, Inc.	1,611,700	336,507
U.S. Bancorp	4,500,000	195,300
Chubb Corp.	1,500,000	142,710
Allstate Corp.	2,000,000	129,740
Bank of America Corp.	7,000,000	119,140
American Tower Corp.	1,265,000	118,012
Legal & General Group PLC	30,000,000	117,325
Moody’s Corp.	1,050,000	113,358
BlackRock, Inc.	300,000	103,794
Sumitomo Mitsui Financial Group, Inc. (ADR)	8,500,000	75,565
Intercontinental Exchange, Inc.	105,000	23,479
Iron Mountain Inc.	685,000	21,235
		9,820,422
Consumer discretionary 9.53%
Comcast Corp., Class A	35,527,500	2,136,624
Amazon.com, Inc.[1]	3,514,000	1,525,392
Home Depot, Inc.	13,309,349	1,479,068
Twenty-First Century Fox, Inc., Class A	25,216,900	820,684
Walt Disney Co.	5,220,000	595,811
VF Corp.	4,701,000	327,848
Macy’s, Inc.	3,500,000	236,145
CBS Corp., Class B	4,130,000	229,215
Time Warner Inc.	2,000,000	174,820
NIKE, Inc., Class B	1,305,000	140,966
General Motors Co.	3,500,000	116,655
		7,783,228
Information technology 8.83%
Microsoft Corp.	61,250,000	2,704,187
ASML Holding NV (New York registered)	4,055,401	422,289
ASML Holding NV	1,723,143	178,081
Intel Corp.	17,425,100	529,984
Texas Instruments Inc.	10,182,000	524,475
Cisco Systems, Inc.	17,500,000	480,550
Avago Technologies Ltd.	3,605,000	479,213
TE Connectivity Ltd.	6,655,000	427,916
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	17,560,000	398,788
American Balanced Fund — Page 1 of 28

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
VeriSign, Inc.[1]	5,400,000	$333,288
Visa Inc., Class A	3,292,000	221,058
Google Inc., Class A1	195,000	105,308
Google Inc., Class C1	195,535	101,778
Analog Devices, Inc.	2,700,000	173,300
salesforce.com, inc.[1]	1,980,000	137,867
		7,218,082
Health care 7.57%
Merck & Co., Inc.	21,215,000	1,207,770
UnitedHealth Group Inc.	8,745,000	1,066,890
Pfizer Inc.	20,750,000	695,747
Roche Holding AG	2,200,000	616,503
Bristol-Myers Squibb Co.	9,200,000	612,168
Johnson & Johnson	5,610,000	546,751
Express Scripts Holding Co.[1]	6,090,000	541,645
Medtronic PLC	4,080,000	302,328
Baxter International Inc.	2,500,000	174,825
Thermo Fisher Scientific Inc.	1,321,000	171,413
Gilead Sciences, Inc.	860,000	100,689
Vertex Pharmaceuticals Inc.[1]	600,000	74,088
Amgen Inc.	465,000	71,387
Grifols, SA, Class B (ADR)	144,471	4,474
		6,186,678
Consumer staples 7.36%
Philip Morris International Inc.	24,692,000	1,979,558
Coca-Cola Co.	35,118,000	1,377,679
Procter & Gamble Co.	9,960,000	779,270
Kraft Foods Group, Inc.	8,222,850	700,094
PepsiCo, Inc.	2,900,000	270,686
Costco Wholesale Corp.	1,975,845	266,858
Walgreens Boots Alliance, Inc.	3,000,000	253,320
CVS Health Corp.	1,790,000	187,735
Altria Group, Inc.	2,820,000	137,926
Reynolds American Inc.	632,165	47,197
British American Tobacco PLC	190,000	10,195
		6,010,518
Industrials 6.69%
Boeing Co.	8,302,000	1,151,653
Lockheed Martin Corp.	6,194,037	1,151,471
Union Pacific Corp.	7,140,000	680,942
General Electric Co.	21,500,000	571,255
Parker-Hannifin Corp.	4,100,000	476,953
Deere & Co.	3,710,000	360,055
United Technologies Corp.	3,200,000	354,976
Cummins Inc.	2,474,400	324,617
Norfolk Southern Corp.	1,598,900	139,680
Caterpillar Inc.	1,300,000	110,266
General Dynamics Corp.	600,000	85,014
Rockwell Collins, Inc.	285,000	26,320
American Balanced Fund — Page 2 of 28

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
TransDigm Group Inc.[1]	95,000	$21,344
Rolls-Royce Holdings PLC[1]	1,114,200	15,231
		5,469,777
Energy 4.22%
Royal Dutch Shell PLC, Class B (ADR)	9,668,000	554,460
Royal Dutch Shell PLC, Class B	4,000,000	113,570
Chevron Corp.	5,444,755	525,256
ConocoPhillips	8,165,000	501,413
Enbridge Inc.	9,795,000	458,308
Noble Energy, Inc.	7,158,229	305,513
Phillips 66	2,180,000	175,621
Baker Hughes Inc.	2,750,000	169,675
Concho Resources Inc.[1]	1,475,000	167,943
Southwestern Energy Co.[1]	5,000,000	113,650
TOTAL SA	1,420,323	68,991
TOTAL SA (ADR)	809,871	39,821
Occidental Petroleum Corp.	1,089,494	84,730
Suncor Energy Inc.	2,000,000	55,084
Transocean Ltd.[1]	2,500,000	40,300
Kinder Morgan, Inc.	1,005,000	38,582
Schlumberger Ltd.	320,000	27,581
Oceaneering International, Inc.	155,000	7,221
		3,447,719
Materials 2.70%
E.I. du Pont de Nemours and Co.	9,864,900	630,860
Dow Chemical Co.	8,640,000	442,109
Potash Corp. of Saskatchewan Inc.	12,525,342	387,910
LyondellBasell Industries NV	2,642,100	273,510
Monsanto Co.	1,800,000	191,862
Nucor Corp.	3,800,000	167,466
Glencore PLC	27,000,000	108,308
		2,202,025
Telecommunication services 0.15%
AT&T Inc.	3,000,000	106,560
Verizon Communications Inc.	295,000	13,750
		120,310
Utilities 0.13%
PG&E Corp.	2,000,000	98,200
National Grid PLC	700,000	8,988
		107,188
Miscellaneous 4.89%
Other common stocks in initial period of acquisition		3,996,959
Total common stocks (cost: $34,083,370,000)		52,362,906
Preferred securities 0.00% U.S. government agency securities 0.00%
CoBank, ACB, Class E, noncumulative[2]	7,440	5,164
Total preferred securities (cost: $5,208,000)		5,164
American Balanced Fund — Page 3 of 28

unaudited
Bonds, notes & other debt instruments 30.54% Corporate bonds & notes 9.94% Financials 2.94%	Principal amount (000)	Value (000)
ACE INA Holdings Inc. 2.60% 2015	$ 12,665	$12,755
ACE INA Holdings Inc. 3.15% 2025	23,495	22,945
American Campus Communities, Inc. 3.75% 2023	7,915	7,776
American Campus Communities, Inc. 4.125% 2024	12,175	12,175
American Express Co. 6.15% 2017	22,800	24,959
American Express Credit Co. 1.55% 2017	15,465	15,518
American International Group, Inc. 2.30% 2019	15,000	14,976
American International Group, Inc. 4.125% 2024	5,000	5,191
American International Group, Inc. 3.875% 2035	15,000	13,596
American Tower Corp. 3.40% 2019	13,550	13,868
ANZ National (International) Ltd. 3.125% 2015[2]	16,500	16,546
AvalonBay Communities, Inc. 3.625% 2020	15,000	15,632
AXA SA, Series B, junior subordinated 6.379% (undated)[2]	6,680	7,018
Bank of America Corp., Series L, 3.625% 2016	13,820	14,077
Bank of America Corp. 3.75% 2016	21,955	22,511
Bank of America Corp. 1.25% 2017	15,000	14,991
Bank of America Corp., Series L, 2.65% 2019	30,000	30,361
Bank of America Corp., Series L, 2.25% 2020	9,500	9,329
Bank of America Corp. 5.625% 2020	15,500	17,470
Bank of America Corp. 4.00% 2024	12,500	12,725
Bank of America Corp., Series L, 3.95% 2025	41,615	40,215
Bank of New York Mellon Corp., Series G, 2.50% 2016	17,000	17,182
Bank of Nova Scotia 2.55% 2017	20,000	20,433
Barclays Bank PLC 2.50% 2019	11,095	11,144
Barclays Bank PLC 3.65% 2025	35,460	33,614
BB&T Corp. 1.00% 2017	15,000	14,966
BB&T Corp., Series C, 1.60% 2017	16,750	16,837
BB&T Corp. 2.45% 2020	79,600	79,763
Berkshire Hathaway Inc. 2.20% 2016	23,000	23,378
Berkshire Hathaway Inc. 2.00% 2018	16,340	16,572
Berkshire Hathaway Inc. 2.90% 2020	9,500	9,783
BNP Paribas 3.60% 2016	13,000	13,234
Boston Properties, Inc. 3.70% 2018	20,000	21,076
BPCE SA group 4.00% 2024	4,700	4,812
BPCE SA group 4.625% 2024[2]	7,200	7,044
BPCE SA group 5.15% 2024[2]	19,235	19,519
Brandywine Operating Partnership, LP 3.95% 2023	1,639	1,627
Capital One Financial Corp. 3.20% 2025	20,000	18,896
Citigroup Inc. 4.587% 2015	20,950	21,308
Citigroup Inc. 3.953% 2016	6,050	6,212
Citigroup Inc. 8.50% 2019	8,416	10,267
Citigroup Inc. 2.40% 2020	19,835	19,637
Citigroup Inc. 3.30% 2025	18,100	17,414
Citigroup Inc. 4.40% 2025	13,400	13,357
CME Group Inc. 5.30% 2043	7,375	8,127
CNA Financial Corp. 6.50% 2016	13,500	14,282
CNA Financial Corp. 3.95% 2024	9,910	9,847
Corporate Office Properties LP 5.25% 2024	29,480	30,170
Corporate Office Properties LP 5.00% 2025	6,735	6,753
Corporate Office Properties Trust 3.60% 2023	12,100	11,065
Credit Agricole SA 4.375% 2025[2]	13,865	13,309
Credit Suisse Group AG 1.70% 2018	12,000	11,954
Credit Suisse Group AG 3.625% 2024	17,240	17,152
Credit Suisse Group Funding (Guernsey) Ltd. 4.875% 2045[2]	7,000	6,737
American Balanced Fund — Page 4 of 28

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
DDR Corp. 3.50% 2021	$7,000	$7,101
DDR Corp. 3.625% 2025	18,330	17,610
Developers Diversified Realty Corp. 9.625% 2016	1,825	1,926
Developers Diversified Realty Corp. 7.875% 2020	6,365	7,793
Discover Financial Services 4.20% 2023	16,955	17,169
EPR Properties 4.50% 2025	4,460	4,382
ERP Operating LP 5.375% 2016	13,000	13,592
ERP Operating LP 4.75% 2020	12,000	13,223
ERP Operating LP 4.50% 2044	6,400	6,236
ERP Operating LP 4.50% 2045	2,275	2,210
Essex Portfolio L.P. 3.875% 2024	21,515	21,781
Essex Portfolio L.P. 3.50% 2025	21,965	21,283
Goldman Sachs Group, Inc. 3.625% 2016	46,650	47,389
Goldman Sachs Group, Inc. 2.90% 2018	15,000	15,378
Goldman Sachs Group, Inc. 2.55% 2019	66,250	66,393
Goldman Sachs Group, Inc. 2.60% 2020	24,575	24,447
Goldman Sachs Group, Inc. 5.25% 2021	20,000	22,205
Goldman Sachs Group, Inc. 5.75% 2022	20,000	22,744
Goldman Sachs Group, Inc. 3.625% 2023	7,840	7,789
Goldman Sachs Group, Inc. 3.85% 2024	14,700	14,733
Goldman Sachs Group, Inc. 3.50% 2025	16,485	15,982
Goldman Sachs Group, Inc. 3.75% 2025	23,100	22,789
HCP, Inc. 5.375% 2021	15,000	16,553
Hospitality Properties Trust 6.30% 2016	12,631	12,896
Hospitality Properties Trust 6.70% 2018	23,400	25,386
Hospitality Properties Trust 5.00% 2022	4,350	4,531
Hospitality Properties Trust 4.50% 2023	16,130	16,102
Hospitality Properties Trust 4.50% 2025	5,500	5,413
HSBC Holdings PLC 4.25% 2024	8,000	8,083
Intercontinentalexchange, Inc. 2.50% 2018	20,000	20,437
Intesa Sanpaolo SpA 5.017% 2024[2]	26,160	25,427
JPMorgan Chase & Co. 1.35% 2017	23,520	23,543
JPMorgan Chase & Co. 1.625% 2018	21,500	21,372
JPMorgan Chase & Co. 2.25% 2020	42,185	41,482
JPMorgan Chase & Co. 3.25% 2022	12,000	11,919
JPMorgan Chase & Co. 3.875% 2024	31,535	30,971
JPMorgan Chase & Co. 3.125% 2025	4,900	4,677
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% (undated)	51,630	51,377
JPMorgan Chase & Co., Series S, junior subordinated, perpetual, 6.75% (undated)	25,000	26,742
Keybank National Association 2.50% 2019	17,000	17,070
Kimco Realty Corp., Series C, 5.783% 2016	14,000	14,433
Kimco Realty Corp. 5.70% 2017	6,180	6,641
Kimco Realty Corp. 3.125% 2023	11,705	11,212
Leucadia National Corp. 5.50% 2023	830	849
Liberty Mutual Group Inc. 4.25% 2023[2]	3,000	3,086
Lloyds Banking Group PLC 2.30% 2018	7,430	7,517
Lloyds Banking Group PLC 4.50% 2024	17,000	17,018
Lloyds Banking Group PLC 3.50% 2025	11,200	11,002
MetLife Global Funding I 2.30% 2019[2]	10,120	10,184
MetLife Global Funding I 2.00% 2020[2]	6,125	6,038
MetLife, Inc. 3.60% 2024	12,375	12,476
MetLife, Inc. 4.05% 2045	11,285	10,351
MetLife, Inc. 5.25% 2049	9,700	9,639
Morgan Stanley 3.80% 2016	5,700	5,826
American Balanced Fund — Page 5 of 28

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 2.375% 2019	$11,500	$11,422
Morgan Stanley, Series F, 3.875% 2024	27,000	27,280
Morgan Stanley 4.30% 2045	8,765	8,179
National Australia Bank 2.40% 2019[2]	4,800	4,812
Nationwide Mutual Insurance Co. 2.576% 2024[2,3]	8,150	8,166
New York Life Global Funding 2.10% 2019[2]	15,000	15,070
New York Life Global Funding 1.95% 2020[2]	16,000	15,759
PNC Bank 2.40% 2019	14,800	14,895
PNC Financial Services Group, Inc. 3.90% 2024	23,800	24,054
Prologis, Inc. 4.25% 2023	20,000	20,531
Prudential Financial, Inc. 2.30% 2018	7,595	7,661
Prudential Financial, Inc. 3.50% 2024	25,300	25,042
QBE Insurance Group Ltd. 2.40% 2018[2]	19,300	19,410
Rabobank Nederland 2.25% 2019	15,000	15,101
Rabobank Nederland 4.625% 2023	12,595	13,000
Rabobank Nederland 3.375% 2025	7,200	7,022
Scentre Group 2.375% 2019[2]	14,845	14,795
Scentre Group 2.375% 2021[2]	20,430	19,879
Scentre Group 3.25% 2025[2]	8,355	7,969
Scentre Group 3.50% 2025[2]	33,445	32,840
Select Income REIT 3.60% 2020	8,000	8,181
Select Income REIT 4.50% 2025	4,690	4,534
Simon Property Group, LP 1.50% 2018[2]	13,825	13,797
Sumitomo Mitsui Banking Corp. 2.50% 2018	12,475	12,717
Svenska Handelsbanken AB 2.25% 2019	10,000	10,066
Td Ameritrade Holding Co. 2.95% 2022	15,115	14,986
Toronto-Dominion Bank 2.375% 2016	5,725	5,834
Toronto-Dominion Bank 2.25% 2019	14,000	14,060
Unum Group 5.625% 2020	345	389
US Bancorp., Series T, 1.65% 2017	11,500	11,640
US Bancorp. 3.70% 2024	21,900	22,666
US Bank NA 2.125% 2019	30,000	30,029
WEA Finance LLC 2.70% 2019[2]	5,395	5,404
WEA Finance LLC 3.75% 2024[2]	22,800	22,545
Wells Fargo & Co. 1.25% 2016	3,000	3,013
Wells Fargo & Co. 3.676% 2016	19,000	19,519
Wells Fargo & Co. 2.125% 2019	25,000	25,094
Wells Fargo & Co. 2.15% 2020	18,500	18,332
Wells Fargo & Co. 4.60% 2021	25,000	27,387
Wells Fargo & Co. 3.30% 2024	20,250	19,933
Wells Fargo & Co. 3.90% 2045	4,500	4,044
Westpac Banking Corp. 3.00% 2015	15,300	15,465
		2,399,035
Health care 1.41%
AbbVie Inc. 1.75% 2017	8,000	8,028
AbbVie Inc. 2.50% 2020	10,400	10,300
AbbVie Inc. 3.20% 2022	5,685	5,632
AbbVie Inc. 3.60% 2025	53,535	52,940
AbbVie Inc. 4.50% 2035	35,805	35,035
AbbVie Inc. 4.40% 2042	6,820	6,455
AbbVie Inc. 4.70% 2045	28,000	27,724
Actavis Funding SCS 3.00% 2020	26,950	27,090
Actavis Funding SCS 3.45% 2022	32,390	32,101
American Balanced Fund — Page 6 of 28

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Actavis Funding SCS 3.80% 2025	$20,750	$20,393
Actavis Funding SCS 4.55% 2035	18,870	17,945
Actavis Funding SCS 4.75% 2045	4,200	3,997
AmerisourceBergen Corp. 3.25% 2025	2,170	2,097
AmerisourceBergen Corp. 4.25% 2045	2,045	1,857
Amgen Inc. 2.70% 2022	21,240	20,546
Amgen Inc. 3.125% 2025	19,200	18,175
Baxalta Inc. 2.875% 2020[2]	18,020	17,998
Baxalta Inc. 4.00% 2025[2]	29,020	28,889
Baxalta Inc. 5.25% 2045[2]	6,795	6,823
Bayer AG 2.375% 2019[2]	24,345	24,427
Bayer AG 3.375% 2024[2]	7,000	6,961
Becton, Dickinson and Co. 3.734% 2024	6,270	6,252
Boston Scientific Corp. 3.375% 2022	38,500	37,717
Boston Scientific Corp. 3.85% 2025	57,300	55,623
Catholic Health Initiatives, Series 2012, 1.60% 2017	2,000	1,997
Celgene Corp. 3.625% 2024	32,655	32,678
Celgene Corp. 4.625% 2044	2,400	2,291
DENTSPLY International Inc. 2.75% 2016	9,830	9,990
EMD Finance LLC 2.40% 2020[2]	24,900	24,766
EMD Finance LLC 2.95% 2022[2]	12,850	12,585
EMD Finance LLC 3.25% 2025[2]	61,200	59,382
Express Scripts Inc. 3.125% 2016	5,000	5,083
Gilead Sciences, Inc. 3.05% 2016	11,425	11,755
Gilead Sciences, Inc. 2.35% 2020	16,000	16,054
Gilead Sciences, Inc. 3.70% 2024	9,880	10,093
Gilead Sciences, Inc. 3.50% 2025	11,710	11,723
Humana Inc. 3.15% 2022	20,000	19,299
Laboratory Corporation of America Holdings 3.20% 2022	7,240	7,140
Laboratory Corporation of America Holdings 3.60% 2025	8,835	8,437
McKesson Corp. 3.796% 2024	10,000	10,119
Medco Health Solutions, Inc. 2.75% 2015	10,095	10,137
Medtronic, Inc. 2.50% 2020[2]	14,580	14,601
Medtronic, Inc. 3.50% 2025[2]	39,900	39,816
Medtronic, Inc. 4.375% 2035[2]	7,715	7,647
Medtronic, Inc. 4.625% 2045[2]	8,220	8,310
Memorial Sloan-Kettering Cancer Center 4.20% 2055	1,500	1,352
Merck & Co., Inc. 2.75% 2025	26,945	25,830
Novartis Capital Corp. 3.40% 2024	10,250	10,406
Pfizer Inc. 3.40% 2024	7,045	7,098
Pfizer Inc. 7.20% 2039	1,200	1,653
Pfizer Inc. 4.40% 2044	6,000	5,911
Quest Diagnostics Inc. 4.70% 2045	1,340	1,189
Roche Holdings, Inc. 2.25% 2019[2]	17,000	17,113
Roche Holdings, Inc. 2.875% 2021[2]	22,000	22,176
Thermo Fisher Scientific Inc. 1.30% 2017	15,000	14,979
Thermo Fisher Scientific Inc. 2.40% 2019	13,375	13,363
Thermo Fisher Scientific Inc. 3.30% 2022	4,550	4,498
Thermo Fisher Scientific Inc. 4.15% 2024	26,630	27,146
Trinity Health Corp 4.125% 2045	3,000	2,767
UnitedHealth Group Inc. 1.40% 2017	10,000	9,984
UnitedHealth Group Inc. 6.00% 2017	20,170	21,970
UnitedHealth Group Inc. 6.00% 2018	35,000	38,909
WellPoint, Inc. 2.25% 2019	15,500	15,316
American Balanced Fund — Page 7 of 28

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Zimmer Holdings, Inc. 2.00% 2018	$9,110	$9,115
Zimmer Holdings, Inc. 2.70% 2020	12,915	12,851
Zimmer Holdings, Inc. 3.15% 2022	37,265	36,677
Zimmer Holdings, Inc. 3.55% 2025	28,030	27,184
Zimmer Holdings, Inc. 4.25% 2035	5,270	4,875
Zimmer Holdings, Inc. 4.45% 2045	25,000	22,937
		1,154,207
Energy 1.15%
Anadarko Petroleum Corp. 5.95% 2016	14,500	15,289
Anadarko Petroleum Corp. 6.45% 2036	685	791
APT Pipelines Ltd. 4.20% 2025[2]	27,300	26,711
BG Energy Capital PLC 2.50% 2015[2]	7,200	7,251
BG Energy Capital PLC 2.875% 2016[2]	8,325	8,498
Canadian Natural Resources Ltd. 5.70% 2017	11,925	12,835
Canadian Natural Resources Ltd. 3.80% 2024	1,720	1,702
Cenovus Energy Inc. 3.00% 2022	2,000	1,892
Cenovus Energy Inc. 3.80% 2023	20,710	20,472
Columbia Pipeline Partners LP 3.30% 2020[2]	3,925	3,941
Columbia Pipeline Partners LP 4.50% 2025[2]	6,850	6,761
Devon Energy Corp. 2.25% 2018	12,060	12,095
Devon Energy Corp. 5.00% 2045	25,840	25,516
Diamond Offshore Drilling, Inc. 4.875% 2043	25,530	20,307
Ecopetrol SA 5.375% 2026	13,385	13,268
Enbridge Energy Partners, LP, Series B, 6.50% 2018	12,250	13,521
Enbridge Energy Partners, LP 4.20% 2021	300	307
Enbridge Energy Partners, LP, Series B, 7.50% 2038	12,250	14,224
Enbridge Energy Partners, LP 5.50% 2040	15,000	14,251
Enbridge Inc. 5.60% 2017	10,000	10,641
Enbridge Inc. 4.00% 2023	45,000	43,840
Energy Transfer Partners, LP 4.15% 2020	11,500	11,822
Energy Transfer Partners, LP 4.75% 2026	20,600	20,346
EnLink Midstream Partners, LP 4.40% 2024	16,245	16,296
EnLink Midstream Partners, LP 4.15% 2025	37,740	36,911
EnLink Midstream Partners, LP 5.05% 2045	9,405	8,531
Enterprise Products Operating LLC 2.55% 2019	10,285	10,284
Enterprise Products Operating LLC 5.20% 2020	6,355	7,075
Enterprise Products Operating LLC 3.90% 2024	20,545	20,639
Enterprise Products Operating LLC 3.70% 2026	3,140	3,058
Enterprise Products Operating LLC 4.90% 2046	11,905	11,233
Exxon Mobil Corp. 1.912% 2020	18,000	17,889
Exxon Mobil Corp. 2.397% 2022	29,500	28,939
Kinder Morgan Energy Partners, LP 6.00% 2017	18,000	19,174
Kinder Morgan Energy Partners, LP 2.65% 2019	20,000	19,837
Kinder Morgan Energy Partners, LP 3.50% 2021	3,980	3,925
Kinder Morgan Energy Partners, LP 4.15% 2022	12,855	12,880
Kinder Morgan Energy Partners, LP 4.25% 2024	13,045	12,711
Kinder Morgan Energy Partners, LP 5.40% 2044	13,135	11,935
Kinder Morgan Energy Partners, LP 5.50% 2044	4,571	4,270
Kinder Morgan, Inc. 3.05% 2019	17,150	17,135
Kinder Morgan, Inc. 4.30% 2025	25,695	24,956
Kinder Morgan, Inc. 5.30% 2034	8,205	7,585
Kinder Morgan, Inc. 5.55% 2045	10,500	9,707
Noble Corp PLC 5.95% 2025	8,745	8,626
American Balanced Fund — Page 8 of 28

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Petróleos Mexicanos 3.50% 2023	$22,000	$20,918
Petróleos Mexicanos 5.50% 2044	6,800	6,290
Petróleos Mexicanos 5.625% 2046[2]	25,290	23,708
Phillips 66 Partners LP 3.605% 2025	5,380	5,066
Shell International Finance BV 2.00% 2018	8,915	9,015
Shell International Finance BV 3.25% 2025	18,180	18,012
Shell International Finance BV 4.125% 2035	8,500	8,323
Southwestern Energy Co. 4.95% 2025	12,055	12,185
Spectra Energy Partners, LP 4.75% 2024	7,030	7,464
Statoil ASA 3.125% 2017	16,500	17,149
Statoil ASA 2.75% 2021	5,395	5,390
Statoil ASA 3.25% 2024	1,690	1,681
Statoil ASA 4.25% 2041	6,000	5,849
StatoilHydro ASA 1.80% 2016	16,000	16,173
TC PipeLines, LP 4.375% 2025	20,235	19,997
Total Capital Canada Ltd. 1.45% 2018	10,940	10,953
Total Capital International 2.125% 2018	10,500	10,659
Total Capital International 2.10% 2019	15,000	15,096
TransCanada PipeLines Ltd. 5.00% 2043	22,000	22,091
TransCanada PipeLines Ltd., junior subordinated, 5.625% 2075	7,700	7,805
Transocean Inc. 6.875% 2021	7,050	6,389
Western Gas Partners LP 3.95% 2025	3,730	3,592
Williams Partners LP 4.50% 2023	12,400	12,504
Williams Partners LP 4.30% 2024	16,170	15,910
Williams Partners LP 3.90% 2025	12,000	11,282
Williams Partners LP 4.00% 2025	4,800	4,498
Williams Partners LP 5.40% 2044	1,915	1,751
Williams Partners LP 5.10% 2045	8,230	7,273
Woodside Petroleum Ltd. 3.65% 2025[2]	12,400	11,914
		938,814
Consumer discretionary 1.11%
Amazon.com, Inc. 3.80% 2024	53,575	53,801
Amazon.com, Inc. 4.80% 2034	20,000	19,870
Amazon.com, Inc. 4.95% 2044	18,000	17,545
American Honda Finance Corp. 2.25% 2019	16,500	16,609
CBS Corp. 3.50% 2025	15,000	14,359
CBS Corp. 4.60% 2045	25,000	22,328
Comcast Corp. 6.30% 2017	16,750	18,648
Comcast Corp. 3.60% 2024	1,600	1,616
Comcast Corp. 3.375% 2025	19,215	18,971
Comcast Corp. 6.45% 2037	15,000	18,517
Comcast Corp. 4.65% 2042	5,000	5,006
Comcast Corp. 4.75% 2044	17,000	17,235
Comcast Corp. 4.60% 2045	20,000	19,801
DaimlerChrysler North America Holding Corp. 1.375% 2017[2]	15,125	15,106
DaimlerChrysler North America Holding Corp. 2.40% 2017[2]	12,000	12,220
DaimlerChrysler North America Holding Corp. 2.25% 2019[2]	13,000	12,907
DaimlerChrysler North America Holding Corp. 2.25% 2020[2]	32,249	31,852
DaimlerChrysler North America Holding Corp. 2.875% 2021[2]	14,900	15,023
DaimlerChrysler North America Holding Corp. 3.25% 2024[2]	7,570	7,549
DaimlerChrysler North America Holding Corp. 3.30% 2025[2]	8,900	8,763
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 5.15% 2042	7,100	6,681
Ford Motor Credit Co. 1.70% 2016	17,000	17,025
American Balanced Fund — Page 9 of 28

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co. 2.50% 2016	$13,000	$13,106
Ford Motor Credit Co. 1.50% 2017	8,500	8,492
Ford Motor Credit Co. 2.145% 2018	15,485	15,551
Ford Motor Credit Co. 2.375% 2018	8,990	9,075
Ford Motor Credit Co. 2.597% 2019	26,735	26,546
Ford Motor Credit Co. 2.459% 2020	18,090	17,782
Ford Motor Credit Co. 3.219% 2022	16,000	15,826
Ford Motor Credit Co. 4.375% 2023	15,475	16,138
Ford Motor Credit Co. 3.664% 2024	10,000	9,872
General Motors Co. 4.00% 2025	6,075	5,997
General Motors Financial Co. 3.50% 2019	4,685	4,789
General Motors Financial Co. 4.375% 2021	5,500	5,715
General Motors Financial Co. 3.45% 2022	52,100	51,018
General Motors Financial Co. 4.25% 2023	1,500	1,518
George Washington University 4.868% 2045	4,165	4,171
Home Depot, Inc. 2.00% 2019	20,000	20,040
Home Depot, Inc. 4.40% 2021	15,000	16,543
Home Depot, Inc. 2.625% 2022	14,500	14,278
Home Depot, Inc. 5.95% 2041	15,000	18,237
Home Depot, Inc. 4.25% 2046	13,600	13,187
Johnson Controls, Inc. 1.40% 2017	10,000	9,965
NBC Universal Enterprise, Inc. 5.25% (undated)[2]	475	506
NBCUniversal Media, LLC 2.875% 2016	12,000	12,186
Nordstrom, Inc. 4.00% 2021	6,245	6,639
Starbucks Corp. 2.70% 2022	5,190	5,175
Thomson Reuters Corp. 1.65% 2017	9,790	9,790
Thomson Reuters Corp. 6.50% 2018	20,815	23,492
Thomson Reuters Corp. 4.30% 2023	4,500	4,658
Thomson Reuters Corp. 5.65% 2043	2,000	2,122
Time Warner Cable Inc. 6.75% 2018	20,000	22,303
Time Warner Inc. 3.60% 2025	56,700	55,179
Toyota Motor Credit Corp. 2.125% 2019	9,450	9,479
Toyota Motor Credit Corp. 2.15% 2020	18,500	18,491
Viacom Inc. 4.25% 2023	8,000	8,067
Viacom Inc. 3.875% 2024	13,100	12,833
Viacom Inc. 4.85% 2034	10,055	9,301
Volkswagen Group of America Finance, LLC 1.60% 2017[2]	11,600	11,615
Volkswagen Group of America Finance, LLC 2.45% 2019[2]	10,250	10,287
Volkswagen International Finance NV 2.375% 2017[2]	16,000	16,298
		907,699
Consumer staples 0.98%
Altria Group, Inc. 9.25% 2019	5,067	6,368
Altria Group, Inc. 2.625% 2020	14,760	14,706
Altria Group, Inc. 2.95% 2023	12,000	11,468
Altria Group, Inc. 4.00% 2024	7,400	7,518
Altria Group, Inc. 9.95% 2038	13,500	21,742
Altria Group, Inc. 4.50% 2043	18,700	17,324
Altria Group, Inc. 5.375% 2044	8,825	9,378
Anheuser-Busch InBev NV 7.75% 2019	20,000	23,735
British American Tobacco International Finance PLC 2.125% 2017[2]	16,000	16,190
British American Tobacco International Finance PLC 9.50% 2018[2]	11,955	14,807
British American Tobacco International Finance PLC 3.50% 2022[2]	17,905	18,142
British American Tobacco International Finance PLC 3.95% 2025[2]	35,500	35,921
American Balanced Fund — Page 10 of 28

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Coca-Cola Co. 1.80% 2016	$17,500	$17,719
ConAgra Foods, Inc. 3.20% 2023	5,737	5,363
CVS Caremark Corp. 2.25% 2019	10,960	10,917
General Mills, Inc. 2.20% 2019	9,235	9,184
H.J. Heinz Co. 2.80% 2020[2]	24,970	24,996
Imperial Tobacco Finance PLC 2.05% 2018[2]	16,000	15,929
Imperial Tobacco Finance PLC 3.50% 2023[2]	17,000	16,550
Kraft Foods Inc. 2.25% 2017	4,725	4,791
Kraft Foods Inc. 5.375% 2020	10,472	11,691
Kraft Foods Inc. 3.50% 2022	23,285	23,355
Kroger Co. 3.85% 2023	3,655	3,751
Kroger Co. 5.00% 2042	2,500	2,596
Kroger Co. 5.15% 2043	6,800	7,170
PepsiCo, Inc. 7.90% 2018	15,000	17,908
Pernod Ricard SA 2.95% 2017[2]	35,500	36,285
Pernod Ricard SA 4.45% 2022[2]	9,600	10,096
Philip Morris International Inc. 3.25% 2024	24,300	23,913
Philip Morris International Inc. 4.25% 2044	6,000	5,671
Reynolds American Inc. 2.30% 2018	5,900	5,949
Reynolds American Inc. 3.25% 2022	11,420	11,004
Reynolds American Inc. 4.00% 2022	6,695	6,841
Reynolds American Inc. 4.85% 2023	12,000	12,684
Reynolds American Inc. 4.45% 2025	34,365	35,028
Reynolds American Inc. 5.70% 2035	6,440	6,679
Reynolds American Inc. 6.15% 2043	1,975	2,121
Reynolds American Inc. 5.85% 2045	75,065	79,207
SABMiller Holdings Inc. 2.45% 2017[2]	20,245	20,564
SABMiller Holdings Inc. 2.20% 2018[2]	18,700	18,911
The JM Smucker Co. 2.50% 2020[2]	3,315	3,297
The JM Smucker Co. 3.00% 2022[2]	7,500	7,370
The JM Smucker Co. 3.50% 2025[2]	25,035	24,499
The JM Smucker Co. 4.375% 2045[2]	12,885	11,828
Tyson Foods, Inc. 3.95% 2024	10,420	10,501
Walgreens Boots Alliance, Inc. 3.30% 2021	20,000	19,867
Walgreens Boots Alliance, Inc. 3.80% 2024	24,200	23,685
Wal-Mart Stores, Inc. 2.80% 2016	19,000	19,349
Wal-Mart Stores, Inc. 3.30% 2024	12,295	12,464
WM. Wrigley Jr. Co 3.375% 2020[2]	22,500	23,192
		800,224
Utilities 0.85%
Alabama Power Co. 2.80% 2025	3,555	3,406
Alabama Power Co. 3.75% 2045	6,600	5,921
American Electric Power Co. 2.95% 2022	16,090	15,622
Berkshire Hathaway Energy Co. 2.40% 2020	13,643	13,586
Berkshire Hathaway Energy Co. 3.50% 2025	5,615	5,594
CenterPoint Energy Resources Corp. 4.50% 2021	8,751	9,407
CMS Energy Corp. 8.75% 2019	6,647	8,194
CMS Energy Corp. 5.05% 2022	8,100	8,918
CMS Energy Corp. 3.875% 2024	14,310	14,556
Comision Federal de Electricidad 6.125% 2045[2]	3,000	3,045
Consumers Energy Co., First Mortgage Bonds, 3.125% 2024	11,970	11,885
Dominion Gas Holdings LLC 2.50% 2019	17,885	18,076
Dominion Gas Holdings LLC 3.60% 2024	8,678	8,640
American Balanced Fund — Page 11 of 28

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Duke Energy Corp. 3.95% 2023	$7,000	$7,266
Duke Energy Corp. 3.75% 2024	16,800	17,125
Duke Energy Progress Inc. 4.15% 2044	26,190	25,275
E.ON International Finance BV 5.80% 2018[2]	24,450	27,083
Electricité de France SA 6.95% 2039[2]	12,000	15,572
Electricité de France SA 4.875% 2044[2]	9,000	9,391
Entergy Corp. 4.70% 2017	9,600	9,993
Exelon Corp. 2.85% 2020	15,000	15,081
Exelon Corp. 3.95% 2025	27,340	27,515
Exelon Corp. 4.95% 2035	10,000	10,097
Exelon Corp. 5.10% 2045	10,000	10,027
MidAmerican Energy Co. 2.40% 2019	5,500	5,585
MidAmerican Energy Holdings Co. 5.75% 2018	15,300	16,932
MidAmerican Energy Holdings Co. 3.75% 2023	20,000	20,478
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	8,450	10,752
National Rural Utilities Cooperative Finance Corp. 2.15% 2019	18,000	18,100
National Rural Utilities Cooperative Finance Corp. 2.00% 2020	14,460	14,248
National Rural Utilities Cooperative Finance Corp. 3.40% 2023	8,000	8,168
Niagara Mohawk Power Corp. 3.508% 2024[2]	6,375	6,386
Northeast Utilities 1.60% 2018	10,000	10,041
Northeast Utilities 3.15% 2025	8,845	8,550
Northern States Power Co. 4.125% 2044	18,000	17,651
NV Energy, Inc 6.25% 2020	10,168	11,780
Ohio Power Co., Series G, 6.60% 2033	165	206
Pacific Gas and Electric Co. 3.25% 2023	7,528	7,483
Pacific Gas and Electric Co. 3.85% 2023	21,430	22,239
Pacific Gas and Electric Co. 3.40% 2024	8,414	8,410
Pacific Gas and Electric Co. 3.75% 2024	20,000	20,586
Pacific Gas and Electric Co. 4.75% 2044	5,200	5,362
Pacific Gas and Electric Co. 4.30% 2045	8,570	8,233
PacifiCorp., First Mortgage Bonds, 5.65% 2018	2,465	2,751
PacifiCorp., First Mortgage Bonds, 3.60% 2024	18,405	18,996
PacifiCorp. 3.35% 2025	7,800	7,803
PG&E Corp. 2.40% 2019	9,380	9,394
Public Service Electric and Gas Co. 2.00% 2019	10,680	10,661
Public Service Electric and Gas Co., 2.375% 2023	2,075	1,977
Public Service Electric and Gas Co., 3.05% 2024	13,425	13,279
Puget Sound Energy, Inc., First Lien, 6.50% 2020	5,750	6,733
Puget Sound Energy, Inc., First Lien, 6.00% 2021	8,400	9,629
Puget Sound Energy, Inc., First Lien, 5.625% 2022	9,050	10,175
Puget Sound Energy, Inc., First Lien, 3.65% 2025[2]	9,400	9,205
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	14,000	14,154
Southern California Edison Co., 1.845% 2022[4]	15,425	15,408
Tampa Electric Co. 4.35% 2044	11,410	11,462
Teco Finance, Inc. 5.15% 2020	5,627	6,273
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[2,4]	1,360	1,432
Virginia Electric and Power Co., Series B, 5.95% 2017	8,000	8,791
Virginia Electric and Power Co. 3.10% 2025	8,500	8,382
Virginia Electric and Power Co. 4.20% 2045	1,195	1,153
Xcel Energy Inc. 4.70% 2020	4,845	5,286
Xcel Energy Inc. 3.30% 2025	455	447
		695,856
American Balanced Fund — Page 12 of 28

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services 0.55%	Principal amount (000)	Value (000)
AT&T Inc. 2.40% 2016	$18,000	$18,251
AT&T Inc. 3.00% 2022	30,000	28,984
AT&T Inc. 3.40% 2025	46,529	44,269
AT&T Inc. 4.50% 2035	21,760	20,008
AT&T Inc. 4.80% 2044	15,960	14,704
AT&T Inc. 4.35% 2045	9,365	8,022
British Telecommunications PLC 2.35% 2019	18,950	19,040
Deutsche Telekom International Finance BV 9.25% 2032	9,719	14,369
France Télécom 4.125% 2021	20,000	21,162
France Télécom 9.00% 2031	1,625	2,293
Orange SA 2.75% 2019	16,977	17,226
Orange SA 5.50% 2044	14,000	14,676
Telecom Italia Capital SA 6.999% 2018	4,992	5,516
Telefónica Emisiones, SAU 3.992% 2016	18,000	18,311
Telefónica Emisiones, SAU 3.192% 2018	15,000	15,411
Verizon Communications Inc. 2.625% 2020	7,700	7,684
Verizon Communications Inc. 3.00% 2021	5,674	5,599
Verizon Communications Inc. 5.15% 2023	3,326	3,650
Verizon Communications Inc. 4.272% 2036[2]	74,149	66,726
Verizon Communications Inc. 6.25% 2037	20,000	22,400
Verizon Communications Inc. 4.522% 2048[2]	94,395	83,483
		451,784
Industrials 0.43%
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[4]	10,685	11,353
Atlas Copco AB 5.60% 2017[2]	15,905	17,117
Burlington Northern Santa Fe LLC 4.90% 2044	15,000	15,534
Canadian National Railway Co. 1.45% 2016	8,900	8,952
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[4]	2,262	2,350
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[4]	1,783	1,867
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[4]	5,211	5,702
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[4]	6,365	6,779
Danaher Corp. 2.30% 2016	16,795	17,019
ERAC USA Finance Co. 2.80% 2018[2]	9,900	10,100
General Electric Capital Corp. 2.95% 2016	5,305	5,409
General Electric Capital Corp. 2.30% 2017	26,100	26,613
General Electric Capital Corp. 2.45% 2017	15,000	15,354
General Electric Capital Corp., Series A, 6.00% 2019	9,000	10,286
General Electric Capital Corp. 2.20% 2020	14,630	14,623
General Electric Co. 2.70% 2022	11,000	10,761
General Electric Co. 4.125% 2042	11,000	10,569
General Electric Corp. 5.25% 2017	11,000	11,984
Siemens AG 2.90% 2022[2]	21,000	20,734
Siemens AG 3.25% 2025[2]	29,040	28,543
Southwest Airlines Co. 2.75% 2019	10,405	10,559
Union Pacific Corp. 5.70% 2018	11,150	12,585
United Technologies Corp. 3.10% 2022	30,000	30,231
United Technologies Corp. 4.50% 2042	22,060	22,381
Waste Management, Inc. 2.60% 2016	8,890	9,048
Waste Management, Inc. 2.90% 2022	15,000	14,750
		351,203
American Balanced Fund — Page 13 of 28

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials 0.26%	Principal amount (000)	Value (000)
Agrium Inc. 4.125% 2035	$7,820	$6,994
Chevron Phillips Chemical Company LLC 2.45% 2020[2]	16,880	16,769
CRH America, Inc. 3.875% 2025[2]	7,700	7,634
Eastman Chemical Co. 2.70% 2020	21,000	20,972
Eastman Chemical Co. 3.80% 2025	9,800	9,788
Ecolab Inc. 3.00% 2016	9,410	9,632
Ecolab Inc. 4.35% 2021	1,000	1,079
Ecolab Inc. 5.50% 2041	1,500	1,639
Georgia-Pacific Corp. 2.539% 2019[2]	21,000	20,985
Glencore Funding LLC 2.875% 2020[2]	9,800	9,608
Holcim Ltd. 5.15% 2023[2]	12,500	13,700
International Paper Co. 3.65% 2024	8,500	8,382
International Paper Co. 7.30% 2039	8,425	10,313
Monsanto Co. 3.375% 2024	10,000	9,556
Monsanto Co. 4.40% 2044	13,090	11,706
Mosaic Co. 5.625% 2043	4,000	4,263
Packaging Corp. of America 4.50% 2023	610	629
Praxair, Inc. 1.05% 2017	16,000	15,939
Rio Tinto Finance (USA) Ltd. 2.25% 2016	15,000	15,224
Rio Tinto Finance (USA) Ltd. 1.625% 2017	16,000	16,012
Rohm and Haas Co. 6.00% 2017	5,003	5,467
		216,291
Information technology 0.26%
Apple Inc. 3.20% 2025	6,500	6,464
Harris Corp. 3.832% 2025	2,615	2,543
Harris Corp. 4.854% 2035	17,195	16,480
International Business Machines Corp. 1.95% 2016	52,500	53,258
International Business Machines Corp. 2.00% 2016	16,000	16,135
International Business Machines Corp. 3.625% 2024	22,115	22,433
KLA-Tencor Corp. 4.65% 2024	10,000	9,988
Oracle Corp. 2.375% 2019	17,500	17,758
Oracle Corp. 2.80% 2021	6,100	6,174
Oracle Corp. 2.50% 2022	18,500	17,963
Oracle Corp. 2.95% 2025	19,800	19,066
QUALCOMM Inc. 3.45% 2025	16,400	15,976
Xerox Corp. 2.75% 2019	5,000	5,073
		209,311
Total corporate bonds & notes		8,124,424
U.S. Treasury bonds & notes 9.86% U.S. Treasury 8.01%
U.S. Treasury 0.375% 2015	97,000	97,057
U.S. Treasury 1.375% 2015	70,000	70,380
U.S. Treasury 0.625% 2016	136,450	136,834
U.S. Treasury 1.50% 2016	375,000	379,380
U.S. Treasury 4.50% 2016	58,500	60,078
U.S. Treasury 0.625% 2018[5]	735,000	727,981
U.S. Treasury 1.125% 2018	210,000	210,731
U.S. Treasury 1.50% 2019	97,750	97,692
U.S. Treasury 1.625% 2019	121,750	122,154
U.S. Treasury 1.625% 2019	65,000	65,571
U.S. Treasury 1.75% 2019	382,150	386,449
American Balanced Fund — Page 14 of 28

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.25% 2020	$954,605	$941,260
U.S. Treasury 1.375% 2020	78,000	77,183
U.S. Treasury 1.375% 2020	47,250	46,696
U.S. Treasury 1.375% 2020	38,375	38,020
U.S. Treasury 1.50% 2020	1,177,425	1,170,019
U.S. Treasury 1.75% 2022	40,975	40,130
U.S. Treasury 1.75% 2022	8,300	8,145
U.S. Treasury 2.00% 2022	35,000	34,949
U.S. Treasury 2.25% 2024	96,250	95,445
U.S. Treasury 2.00% 2025	48,090	46,617
U.S. Treasury 2.125% 2025	296,250	290,257
U.S. Treasury 5.50% 2028	58,750	78,000
U.S. Treasury 5.375% 2031	20,000	26,841
U.S. Treasury 4.50% 2036	104,881	131,429
U.S. Treasury 3.125% 2043	48,025	47,875
U.S. Treasury 3.625% 2043	77,825	85,231
U.S. Treasury 3.125% 2044	39,797	39,685
U.S. Treasury 3.625% 2044	165,375	181,035
U.S. Treasury 2.50% 2045	168,025	147,245
U.S. Treasury 3.00% 2045	679,825	663,278
		6,543,647
U.S. Treasury inflation-protected securities 1.85%
U.S. Treasury Inflation-Protected Security 0.125% 2016[6]	69,622	65,271
U.S. Treasury Inflation-Protected Security 2.50% 2016[6]	755	668
U.S. Treasury Inflation-Protected Security 2.125% 2019[6]	60,716	59,947
U.S. Treasury Inflation-Protected Security 0.125% 2024[6]	56,046	54,635
U.S. Treasury Inflation-Protected Security 0.625% 2024[6]	352,962	353,835
U.S. Treasury Inflation-Protected Security 0.25% 2025[6]	338,580	332,187
U.S. Treasury Inflation-Protected Security 2.375% 2025[6]	78,769	73,767
U.S. Treasury Inflation-Protected Security 1.75% 2028[6]	34,308	34,353
U.S. Treasury Inflation-Protected Security 0.75% 2042[6]	82,990	72,477
U.S. Treasury Inflation-Protected Security 0.625% 2043[6]	3,389	2,904
U.S. Treasury Inflation-Protected Security 1.375% 2044[6]	324,517	339,177
U.S. Treasury Inflation-Protected Security 0.75% 2045[6]	135,797	122,661
		1,511,882
Total U.S. Treasury bonds & notes		8,055,529
Mortgage-backed obligations 6.72%
Australia & New Zealand Banking Group Ltd. 1.00% 2016[2,4]	500	501
Australia & New Zealand Banking Group Ltd. 2.40% 2016[2,4]	750	766
Aventura Mall Trust, Series A, 3.867% 2032[2,3,4]	20,700	22,012
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[3,4]	6,472	6,670
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 2045[3,4]	2,990	3,000
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[3,4]	22,862	23,111
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 2046[4]	1,743	1,789
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.749% 2049[3,4]	13,569	14,349
Banc of America Commercial Mortgage Inc., Series 2007-2, Class A-M, 5.793% 2049[3,4]	4,100	4,324
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 6.003% 2051[3,4]	1,250	1,344
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.43% 2051[3,4]	23,930	26,071
Bank of America Merrill Lynch Large Loan Inc., Series 2015-200P, Class A, 3.218% 2033[2,3,4]	11,150	10,979
Bank of Montreal 2.625% 2016[2,4]	650	658
Bank of Montreal 1.95% 2017[2,4]	250	254
American Balanced Fund — Page 15 of 28

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Bank of Nova Scotia 2.15% 2016[2,4]	$350	$356
Bank of Nova Scotia 1.75% 2017[2,4]	65,625	66,428
Bank of Nova Scotia 1.95% 2017[2,4]	200	203
Bank of Nova Scotia 2.125% 2019[4]	16,225	16,332
Barclays Bank PLC 2.50% 2015[2,4]	550	552
Barclays Bank PLC 2.25% 2017[2,4]	2,850	2,912
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PW10, Class AM, 5.449% 2040[3,4]	20,000	20,306
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class A1A, 5.766% 2038[3,4]	7,795	7,963
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-1-A, 5.65% 2050[3,4]	1,792	1,925
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[3,4]	9,665	10,312
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[3,4]	6,425	7,020
Caisse Centrale Desjardins 1.60% 2017[2,4]	600	606
Canadian Imperial Bank of Commerce 2.75% 2016[2,4]	400	405
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 2.456% 2033[3,4]	2,377	2,396
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A-4, 3.762% 2045[4,7]	6,100	6,291
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A-4, 5.431% 2049[4]	6,352	6,614
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.38% 2044[3,4]	4,357	4,361
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[4]	17,333	17,955
COMM Mortgage Trust Series 2014-277P, Class A, 3.732% 2049[2,3,4]	26,500	27,320
Commercial Mortgage Trust, Series 2015-3BP, Class A, 3.178% 2035[2,4]	9,700	9,545
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[4]	18,688	19,669
Commercial Mortgage Trust, Series 2007-C9, Class A-1-A, 5.989% 2049[3,4]	885	949
Commonwealth Bank of Australia 0.75% 2016[2,4]	13,750	13,766
Commonwealth Bank of Australia 2.25% 2017[2,4]	675	688
Commonwealth Bank of Australia 1.875% 2018[2,4]	5,700	5,748
Commonwealth Bank of Australia 2.00% 2019[2,4]	23,500	23,655
Connecticut Avenue Securities, Series 2013-C01, Class M-1, 2.187% 2023[2,3,4]	708	717
Connecticut Avenue Securities, Series 2014-C01, Class M-1, 1.787% 2024[2,3,4]	1,547	1,554
Connecticut Avenue Securities, Series 2015-C01, Class 1-M-1, 1.687% 2025[3,4]	3,489	3,496
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[2,4]	47,140	47,651
Credit Mutuel-CIC Home Loan SFH 1.50% 2017[2,4]	800	804
Credit Suisse Group AG 2.60% 2016[2,4]	700	711
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class A, 0.986% 2027[2,3,4]	5,215	5,204
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032[4]	663	708
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032[4]	452	490
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033[4]	612	656
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033[4]	1,047	1,113
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034[4]	3,460	3,565
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A1A, 5.46% 2039[4]	9,693	10,071
CS First Boston Mortgage Securities Corp., Series 2007-C3, Class A-1-A-1, 5.89% 2039[3,4]	14,649	15,489
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[3,4]	18,360	19,503
DBUBS Mortgage Trust, Series 2011-LC2A, Class A-2, 3.386% 2044[2,4]	15,381	15,665
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[2,4]	12,270	12,384
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 2046[2,4]	9,500	10,613
DNB ASA 1.45% 2019[2,4]	925	925
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.035% 2031[2,3,4]	9,329	9,285
Fannie Mae 11.00% 2018[4]	24	25
Fannie Mae 4.50% 2025[4]	5,266	5,628
Fannie Mae 4.50% 2025[4]	4,994	5,206
Fannie Mae 2.50% 2027[4]	32,241	32,834
Fannie Mae 2.50% 2027[4]	30,694	31,259
Fannie Mae 2.50% 2027[4]	2,153	2,190
Fannie Mae 2.50% 2027[4]	1,965	2,002
Fannie Mae 2.50% 2027[4]	1,698	1,730
American Balanced Fund — Page 16 of 28

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 2.50% 2027[4]	$1,081	$1,101
Fannie Mae 2.50% 2027[4]	950	966
Fannie Mae 2.50% 2027[4]	920	936
Fannie Mae 2.50% 2028[4]	24,366	24,784
Fannie Mae 2.50% 2028[4]	5,732	5,838
Fannie Mae 2.50% 2028[4]	2,747	2,786
Fannie Mae 2.50% 2028[4]	2,534	2,578
Fannie Mae 2.50% 2028[4]	2,481	2,524
Fannie Mae 2.50% 2028[4]	1,629	1,657
Fannie Mae 2.50% 2028[4]	1,035	1,053
Fannie Mae 2.50% 2028[4]	796	810
Fannie Mae 2.50% 2028[4]	389	396
Fannie Mae 5.50% 2033[4]	4,051	4,563
Fannie Mae 5.50% 2033[4]	3,628	4,088
Fannie Mae 5.50% 2033[4]	418	471
Fannie Mae 4.50% 2034[4]	14,678	15,919
Fannie Mae 3.00% 2035[4]	40,152	40,847
Fannie Mae 3.00% 2035[4]	36,353	36,954
Fannie Mae 3.00% 2035[4]	28,831	29,325
Fannie Mae 3.50% 2035[4]	13,963	14,577
Fannie Mae 5.00% 2035[4]	1,559	1,729
Fannie Mae 5.50% 2035[4]	1,714	1,932
Fannie Mae 5.50% 2035[4]	947	1,073
Fannie Mae 6.50% 2035[4]	3,412	3,971
Fannie Mae 5.50% 2036[4]	350	394
Fannie Mae 5.50% 2036[4]	306	345
Fannie Mae 6.00% 2036[4]	1,072	1,219
Fannie Mae 6.00% 2037[4]	13,460	15,419
Fannie Mae 6.50% 2037[4]	2,797	3,207
Fannie Mae 6.50% 2037[4]	2,556	2,825
Fannie Mae 6.50% 2037[4]	1,550	1,772
Fannie Mae 7.00% 2037[4]	728	809
Fannie Mae 7.00% 2037[4]	547	609
Fannie Mae 7.00% 2037[4]	345	384
Fannie Mae 5.50% 2038[4]	772	866
Fannie Mae 6.50% 2038[4]	3,907	4,478
Fannie Mae 5.50% 2039[4]	130	146
Fannie Mae 6.00% 2039[4]	19,536	22,214
Fannie Mae 4.00% 2040[4]	22,896	24,366
Fannie Mae 4.00% 2040[4]	4,241	4,525
Fannie Mae 4.328% 2040[3,4]	1,140	1,222
Fannie Mae 4.50% 2040[4]	22,644	24,523
Fannie Mae 4.50% 2040[4]	18,519	20,054
Fannie Mae 4.50% 2040[4]	14,660	15,880
Fannie Mae 5.00% 2040[4]	17,233	19,059
Fannie Mae 5.00% 2040[4]	3,143	3,490
Fannie Mae 5.00% 2040[4]	2,068	2,286
Fannie Mae 5.00% 2040[4]	1,716	1,896
Fannie Mae 3.538% 2041[3,4]	13,627	14,281
Fannie Mae 4.00% 2041[4]	15,675	16,699
Fannie Mae 4.00% 2041[4]	12,095	12,873
Fannie Mae 4.00% 2041[4]	11,989	12,778
Fannie Mae 4.00% 2041[4]	7,009	7,478
Fannie Mae 4.00% 2041[4]	4,129	4,405
Fannie Mae 4.00% 2041[4]	3,506	3,741
American Balanced Fund — Page 17 of 28

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2041[4]	$2,256	$2,410
Fannie Mae 4.50% 2041[4]	9,326	10,109
Fannie Mae 5.00% 2041[4]	3,059	3,387
Fannie Mae 5.00% 2041[4]	2,677	2,964
Fannie Mae 5.00% 2041[4]	2,650	2,936
Fannie Mae 5.00% 2041[4]	2,588	2,860
Fannie Mae 5.00% 2041[4]	2,568	2,845
Fannie Mae 5.00% 2041[4]	2,229	2,462
Fannie Mae 5.00% 2041[4]	1,418	1,566
Fannie Mae 5.00% 2041[4]	1,225	1,353
Fannie Mae 5.00% 2041[4]	735	812
Fannie Mae 5.00% 2041[4]	651	725
Fannie Mae 5.00% 2041[4]	637	705
Fannie Mae 5.00% 2041[4]	330	365
Fannie Mae 5.00% 2041[4]	299	331
Fannie Mae 5.00% 2041[4]	254	281
Fannie Mae 5.00% 2041[4]	247	273
Fannie Mae 5.00% 2041[4]	131	145
Fannie Mae 5.00% 2041[4]	64	70
Fannie Mae 5.00% 2041[4]	40	44
Fannie Mae 5.00% 2041[4]	38	42
Fannie Mae 3.50% 2042[4]	22,143	22,855
Fannie Mae 3.50% 2042[4]	6,503	6,714
Fannie Mae 4.00% 2042[4]	50,950	54,569
Fannie Mae 4.00% 2042[4]	34,497	36,801
Fannie Mae 4.00% 2042[4]	26,955	28,630
Fannie Mae 4.00% 2042[4]	25,461	27,270
Fannie Mae 4.00% 2042[4]	16,840	17,929
Fannie Mae 4.00% 2042[4]	15,780	16,762
Fannie Mae 4.00% 2042[4]	11,546	12,313
Fannie Mae 4.00% 2042[4]	10,632	11,361
Fannie Mae 4.00% 2042[4]	9,389	9,996
Fannie Mae 4.00% 2042[4]	6,378	6,826
Fannie Mae 4.00% 2042[4]	4,101	4,365
Fannie Mae 4.00% 2042[4]	3,037	3,231
Fannie Mae 5.00% 2042[4]	650	721
Fannie Mae 5.00% 2042[4]	504	556
Fannie Mae 3.00% 2043[4]	35,899	35,857
Fannie Mae 3.00% 2043[4]	35,537	35,502
Fannie Mae 3.00% 2043[4]	20,697	20,689
Fannie Mae 3.00% 2043[4]	19,971	19,942
Fannie Mae 3.00% 2043[4]	19,141	19,107
Fannie Mae 3.00% 2043[4]	16,302	16,270
Fannie Mae 3.00% 2043[4]	15,902	15,874
Fannie Mae 3.00% 2043[4]	15,583	15,571
Fannie Mae 3.00% 2043[4]	12,240	12,214
Fannie Mae 3.00% 2043[4]	10,727	10,719
Fannie Mae 3.00% 2043[4]	8,046	8,032
Fannie Mae 3.00% 2043[4]	4,578	4,571
Fannie Mae 3.00% 2043[4]	4,513	4,505
Fannie Mae 3.00% 2043[4]	4,476	4,471
Fannie Mae 3.00% 2043[4]	4,464	4,458
Fannie Mae 3.50% 2043[4]	41,825	43,154
Fannie Mae 3.50% 2043[4]	25,437	26,202
Fannie Mae 3.50% 2043[4]	19,215	19,820
American Balanced Fund — Page 18 of 28

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 3.50% 2043[4]	$17,873	$18,435
Fannie Mae 3.50% 2043[4]	10,131	10,451
Fannie Mae 3.50% 2043[4]	8,493	8,759
Fannie Mae 3.50% 2043[4]	7,989	8,229
Fannie Mae 3.50% 2043[4]	6,301	6,500
Fannie Mae 4.00% 2043[4]	65,064	68,889
Fannie Mae 4.00% 2043[4]	63,312	67,624
Fannie Mae 4.00% 2043[4]	17,255	18,404
Fannie Mae 4.00% 2043[4]	10,487	11,163
Fannie Mae 4.00% 2043[4]	8,111	8,591
Fannie Mae 4.00% 2043[4]	4,263	4,530
Fannie Mae 4.00% 2043[4]	4,159	4,404
Fannie Mae 4.00% 2043[4]	3,250	3,472
Fannie Mae 4.00% 2043[4]	1,038	1,109
Fannie Mae 4.00% 2043[4]	630	674
Fannie Mae 4.00% 2043[4]	608	650
Fannie Mae 4.00% 2043[4]	597	637
Fannie Mae 4.00% 2043[4]	488	523
Fannie Mae 4.00% 2043[4]	444	474
Fannie Mae 4.50% 2043[4]	21,734	23,528
Fannie Mae 4.50% 2043[4]	12,802	13,846
Fannie Mae 3.50% 2044[4]	41,631	42,882
Fannie Mae 3.50% 2044[4]	25,411	26,174
Fannie Mae 3.50% 2044[4]	25,011	25,763
Fannie Mae 3.00% 2044[4,8]	2,230	2,217
Fannie Mae 3.50% 2045[4,8]	75,000	76,950
Fannie Mae 6.50% 2047[4]	360	407
Fannie Mae 6.50% 2047[4]	275	310
Fannie Mae 6.50% 2047[4]	81	92
Fannie Mae 6.50% 2047[4]	58	66
Fannie Mae 7.00% 2047[4]	268	307
Fannie Mae 7.00% 2047[4]	241	276
Fannie Mae 7.00% 2047[4]	130	149
Fannie Mae 7.00% 2047[4]	121	138
Fannie Mae 7.00% 2047[4]	89	102
Fannie Mae 7.00% 2047[4]	16	18
Fannie Mae, Series 2001-4, Class NA, 9.789% 2025[3,4]	12	13
Fannie Mae, Series 2001-20, Class D, 10.986% 2031[3,4]	3	3
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[4]	1,700	1,485
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041[4]	280	327
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[4]	203	228
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[4]	363	424
Fannie Mae, Series 2002-W1, Class 2A, 6.443% 2042[3,4]	404	468
Freddie Mac 5.00% 2023[4]	3,893	4,228
Freddie Mac 5.00% 2023[4]	2,648	2,874
Freddie Mac 5.00% 2023[4]	1,674	1,813
Freddie Mac 5.00% 2023[4]	755	818
Freddie Mac 5.00% 2023[4]	752	815
Freddie Mac 5.00% 2023[4]	685	743
Freddie Mac 5.00% 2024[4]	5,152	5,579
Freddie Mac 6.00% 2026[4]	2,006	2,273
Freddie Mac 6.00% 2026[4]	1,701	1,930
Freddie Mac 6.00% 2026[4]	1,492	1,693
Freddie Mac 6.50% 2027[4]	743	847
Freddie Mac 6.50% 2027[4]	326	374
American Balanced Fund — Page 19 of 28

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 6.50% 2027[4]	$132	$151
Freddie Mac 6.50% 2028[4]	468	537
Freddie Mac 3.00% 2034[4]	69,144	70,178
Freddie Mac 3.00% 2035[4]	20,277	20,582
Freddie Mac 3.00% 2035[4]	4,254	4,317
Freddie Mac 3.00% 2035[4]	4,044	4,111
Freddie Mac 3.50% 2035[4]	39,839	41,516
Freddie Mac 3.50% 2035[4]	37,483	39,057
Freddie Mac 5.50% 2037[4]	396	444
Freddie Mac 5.50% 2037[4]	96	108
Freddie Mac 5.50% 2038[4]	337	377
Freddie Mac 5.50% 2038[4]	131	147
Freddie Mac 6.00% 2038[4]	2,172	2,457
Freddie Mac 6.00% 2038[4]	347	394
Freddie Mac 5.50% 2039[4]	476	533
Freddie Mac 3.133% 2040[3,4]	118	126
Freddie Mac 4.50% 2040[4]	17,143	18,555
Freddie Mac 4.50% 2040[4]	751	813
Freddie Mac 4.50% 2041[4]	2,366	2,562
Freddie Mac 4.50% 2041[4]	2,189	2,372
Freddie Mac 4.50% 2041[4]	937	1,016
Freddie Mac 4.50% 2041[4]	556	600
Freddie Mac 4.50% 2041[4]	471	509
Freddie Mac 4.50% 2041[4]	153	165
Freddie Mac 5.00% 2041[4]	830	920
Freddie Mac 4.00% 2043[4]	2,888	3,068
Freddie Mac 4.00% 2043[4]	1,685	1,790
Freddie Mac 4.00% 2043[4]	1,212	1,288
Freddie Mac 4.00% 2043[4]	1,049	1,116
Freddie Mac 4.00% 2043[4]	841	897
Freddie Mac 4.00% 2043[4]	690	734
Freddie Mac 4.00% 2043[4]	535	571
Freddie Mac 3.50% 2045[4,8]	100,000	102,674
Freddie Mac, Series 2013-DN2, Class M-1, 1.637% 2023[3,4]	6,307	6,315
Freddie Mac, Series 2013-DN1, Class M-1, 3.587% 2023[3,4]	8,027	8,239
Freddie Mac, Series 2014-DN2, Class M-1, 1.037% 2024[3,4]	5,167	5,161
Freddie Mac, Series 2014-DN1, Class M-1, 1.187% 2024[3,4]	1,195	1,194
Freddie Mac, Series 2014-DN3, Class M-1, 1.537% 2024[3,4]	8,331	8,343
Freddie Mac, Series 2014-HQ2, Class M-1, 1.637% 2024[3,4]	17,262	17,284
Freddie Mac, Series 2014-HQ1, Class M-1, 1.837% 2024[3,4]	13,783	13,842
Freddie Mac, Series 2014-HQ3, Class M-1, 1.837% 2024[3,4]	11,844	11,875
Freddie Mac, Series 2014-DN2, Class M-2, 1.837% 2024[3,4]	11,535	11,264
Freddie Mac, Series 2014-HQ2, Class M-2, 2.387% 2024[3,4]	21,320	21,082
Freddie Mac, Series 2014-DN4, Class M-2, 2.587% 2024[3,4]	6,335	6,330
Freddie Mac, Series 2014-HQ1, Class M-2, 2.687% 2024[3,4]	11,100	11,158
Freddie Mac, Series 2015-HQ2, Class M-1, 1.285% 2025[3,4]	3,450	3,439
Freddie Mac, Series 2015-DN1, Class M-1, 1.437% 2025[3,4]	7,425	7,431
Freddie Mac, Series 2015-HQ2, Class M-2, 2.135% 2025[3,4]	11,200	11,027
Freddie Mac, Series T-041, Class 3-A, 6.152% 2032[3,4]	1,831	2,081
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[4]	4,342	3,684
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[4]	2,931	2,450
Freddie Mac, Series 3318, Class JT, 5.50% 2037[4]	5,116	5,674
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM, 5.29% 2045[3,4]	8,000	8,101
Government National Mortgage Assn. 10.00% 2021[4]	112	128
Government National Mortgage Assn. 6.00% 2038[4]	12,568	14,237
American Balanced Fund — Page 20 of 28

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 6.50% 2038[4]	$6,154	$7,038
Government National Mortgage Assn. 4.00% 2039[4]	2,454	2,613
Government National Mortgage Assn. 4.00% 2039[4]	2,286	2,433
Government National Mortgage Assn. 4.00% 2039[4]	1,427	1,519
Government National Mortgage Assn. 4.00% 2040[4]	16,478	17,820
Government National Mortgage Assn. 4.00% 2040[4]	12,786	13,649
Government National Mortgage Assn. 4.00% 2040[4]	4,205	4,484
Government National Mortgage Assn. 4.00% 2040[4]	3,599	3,892
Government National Mortgage Assn. 4.00% 2040[4]	3,417	3,672
Government National Mortgage Assn. 4.00% 2040[4]	2,240	2,385
Government National Mortgage Assn. 4.00% 2040[4]	1,807	1,927
Government National Mortgage Assn. 4.00% 2041[4]	28,498	30,373
Government National Mortgage Assn. 4.00% 2041[4]	3,654	3,890
Government National Mortgage Assn. 4.00% 2041[4]	2,183	2,326
Government National Mortgage Assn. 4.00% 2041[4]	476	506
Government National Mortgage Assn. 4.00% 2044[4]	333,099	352,735
Government National Mortgage Assn. 3.50% 2045[4,8]	283,250	292,677
Government National Mortgage Assn. 3.50% 2045[4]	179,000	186,445
Government National Mortgage Assn. 4.00% 2045[4,8]	565,588	598,728
Government National Mortgage Assn. 4.00% 2045[4,8]	250,000	264,278
Government National Mortgage Assn. 5.104% 2061[4]	1,938	2,078
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.013% 2038[3,4]	21,661	22,153
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-1-A, 6.013% 2038[3,4]	2,201	2,250
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-1-A, 5.426% 2039[4]	3,995	4,215
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[4]	35,090	36,916
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[4]	34,104	36,737
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A-4, 5.56% 2039[4]	10,723	11,122
GS Mortgage Securities Corp. II, Series 2011-GC3, Class A-2, 3.645% 2044[2,4]	2,174	2,193
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A-1-A, 5.795% 2045[3,4]	3,019	3,243
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[2,4]	14,110	14,107
Hilton USA Trust, Series 2013-HLF-BFX, 3.367% 2030[2,4]	4,000	4,025
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A-1-A, 5.471% 2043[3,4]	3,687	3,770
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-1-A, 5.811% 2043[3,4]	1,433	1,480
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[3,4]	5,063	5,203
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.100% 2045[3,4]	15,526	15,921
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[2,4]	11,363	11,541
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[2,4]	8,425	8,573
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A-1-A, 5.431% 2047[3,4]	5,106	5,367
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-1-A, 5.439% 2049[4]	5,722	6,050
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.885% 2049[3,4]	47,707	50,811
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.885% 2049[3,4]	32,903	34,942
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[4]	19,323	20,642
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[3,4]	14,074	15,143
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045[4]	29,735	30,679
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-3, 5.336% 2047[4]	9,638	10,070
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047[4]	21,396	22,129
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2,4]	12,041	13,371
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 6.056% 2044[3,4]	6,418	6,927
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A1A, 5.641% 2039[3,4]	8,865	9,049
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040[4]	41,953	44,434
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[4]	28,085	29,688
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[3,4]	2,675	2,809
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[3,4]	24,060	25,775
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.369% 2045[3,4]	11,575	12,703
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A1A, 5.739% 2043[3,4]	1,319	1,367
American Balanced Fund — Page 21 of 28

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 6.029% 2050[3,4]	$8,000	$8,463
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A-1-A, 6.057% 2046[3,4]	9,484	9,769
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.076% 2049[3,4]	10,000	10,743
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2021[2,4]	14,570	14,991
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[4]	23,542	24,554
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[4]	4,500	4,752
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.104% 2049[3,4]	23,032	24,613
National Australia Bank 2.00% 2017[2,4]	500	509
National Australia Bank 1.25% 2018[2,4]	14,120	14,041
National Australia Bank 2.00% 2019[2,4]	4,925	4,962
National Australia Bank 2.125% 2019[2,4]	11,000	11,088
National Bank of Canada 2.20% 2016[2,4]	600	613
Nordea Eiendomskreditt AS 2.125% 2017[2,4]	700	711
Northern Rock PLC 5.625% 2017[2,4]	2,025	2,209
Pepper Residential Securities Trust, Series 2013-1A, Class A-U2, 0.487% 2015[2,3,4]	25,000	25,025
Royal Bank of Canada 1.125% 2016[4]	1,000	1,005
Royal Bank of Canada 2.00% 2019[4]	3,550	3,601
Royal Bank of Canada 2.20% 2019[4]	37,700	37,986
Royal Bank of Canada 1.875% 2020[4]	31,650	31,402
Sparebank 1 Boligkreditt AS 2.625% 2017[2,4]	400	407
Sparebank 1 Boligkreditt AS 2.30% 2018[2,4]	750	767
Swedbank AB 2.125% 2016[2,4]	525	533
Swedbank AB 2.95% 2016[2,4]	300	305
Swedbank AB 1.375% 2018[2,4]	925	925
Toronto-Dominion Bank 1.625% 2016[2,4]	400	404
Toronto-Dominion Bank 1.50% 2017[2,4]	65,000	65,617
UBS AG 0.75% 2017[2,4]	925	926
UBS AG 2.25% 2017[2,4]	650	665
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[4]	14,000	14,716
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.891% 2043[3,4]	34,887	35,884
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A, 5.749% 2045[3,4]	3,831	3,967
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047[4]	10,000	10,637
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.903% 2049[3,4]	31,635	33,485
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A-M, 6.15% 2051[3,4]	17,000	18,243
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-2, Class A-5, 3.767% 2058[4]	7,635	7,864
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 2.652% 2035[3,4]	8,656	8,754
Westpac Banking Corp. 1.375% 2015[2,4]	700	700
Westpac Banking Corp. 2.45% 2016[2,4]	575	587
Westpac Banking Corp. 1.25% 2017[2,4]	800	798
Westpac Banking Corp. 1.85% 2018[2,4]	8,300	8,341
Westpac Banking Corp. 1.375% 2019[2,4]	3,325	3,312
Westpac Banking Corp. 2.00% 2019[2,4]	28,300	28,568
Westpac Banking Corp. 2.00% 2021[2,4]	10,825	10,774
		5,489,037
Federal agency bonds & notes 2.10%
CoBank, ACB 0.886% 2022[2,3]	16,135	15,248
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026[4]	6,484	6,551
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026[4]	3,785	3,836
Fannie Mae 0.50% 2015	175,000	175,000
Fannie Mae 0.375% 2016	64,125	64,089
Fannie Mae 0.50% 2016	94,090	94,232
Fannie Mae 0.625% 2016	62,975	63,065
Fannie Mae 5.00% 2017	5,820	6,227
Fannie Mae 2.625% 2024	73,995	73,703
American Balanced Fund — Page 22 of 28

unaudited
Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
Fannie Mae 6.25% 2029	$4,000	$5,432
Fannie Mae, Series 2014-M2, Class A-S-Q2, multifamily 0.478% 2015[4]	1,586	1,586
Fannie Mae, Series 2014-M6, Class FA, multifamily 0.471% 2017[3,4]	10,809	10,827
Fannie Mae, Series 2012-M8, multifamily 1.52% 2019[4]	13,734	13,831
Fannie Mae, Series 2012-M14, Class A2, multifamily 2.301% 2022[3,4]	8,570	8,452
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[4]	21,843	21,909
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022[4]	14,000	14,255
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[3,4]	24,642	25,686
Fannie Mae, Series 2014-M1, multifamily 3.436% 2023[3,4]	24,550	25,478
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[3,4]	16,585	17,468
Fannie Mae, Series 2014-M9, multifamily 3.103% 2024[3,4]	26,055	26,603
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.501% 2024[3,4]	27,850	29,243
Federal Farm Credit Banks 0.235% 2017[3]	31,250	31,258
Federal Farm Credit Banks 0.241% 2017[3]	23,143	23,154
Federal Home Loan Bank 0.375% 2016	21,230	21,238
Federal Home Loan Bank 0.50% 2016	35,895	35,910
Federal Home Loan Bank 0.625% 2016	10,040	10,048
Federal Home Loan Bank 2.125% 2016	61,140	62,147
Federal Home Loan Bank 1.875% 2020	25,660	25,861
Federal Home Loan Bank 3.375% 2023	16,840	17,867
Federal Home Loan Bank 5.50% 2036	600	773
Freddie Mac 1.75% 2015	22,425	22,485
Freddie Mac 0.50% 2016	114,105	114,234
Freddie Mac 2.50% 2016	83,400	84,979
Freddie Mac 0.75% 2018	200,400	199,300
Freddie Mac 2.375% 2022	27,000	27,298
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020[4]	1,953	2,010
Freddie Mac, Series K714, Class A2, multifamily 3.034% 2020[3,4]	7,825	8,180
Freddie Mac, Series K716, Class A2, multifamily 3.13% 2021[4]	7,560	7,923
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 2022[4]	5,006	5,006
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[4]	16,000	15,900
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[4]	16,555	16,466
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[4]	15,904	16,016
Freddie Mac, Series K031, Class A1, multifamily 2.778% 2022[4]	1,044	1,082
Freddie Mac, Series K718, Class A2, multifamily 2.791% 2022[4]	23,135	23,704
Freddie Mac, Series K029, Class A1, multifamily 2.839% 2022[4]	927	961
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[4]	1,075	1,074
Freddie Mac, Series K027, Class A2, multifamily 2.637% 2023[4]	14,500	14,554
Freddie Mac, Series K034, Class A1, multifamily 2.669% 2023[4]	16,772	17,228
Freddie Mac, Series K036, Class A1, multifamily 2.777% 2023[4]	6,620	6,842
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[3,4]	16,500	17,417
Freddie Mac, Series K043, Class A2, multifamily 3.062% 2024[4]	36,400	36,799
Freddie Mac, Series K041, Class A2, multifamily 3.171% 2024[4]	34,720	35,460
Freddie Mac, Series K040, Class A2, multifamily 3.241% 2024[4]	13,416	13,785
Freddie Mac, Series K044, Class A2, multifamily 2.811% 2025[4]	13,505	13,399
Private Export Funding Corp. 2.80% 2022	3,125	3,166
Private Export Funding Corp. 3.55% 2024	25,897	27,197
Tennessee Valley Authority, Series A, 3.875% 2021	5,000	5,498
Tennessee Valley Authority 1.875% 2022	1,650	1,575
Tennessee Valley Authority, Series B, 3.50% 2042	14,750	13,765
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030[7]	3,750	3,678
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	5,800	5,989
United States Agency for International Development, Jordan (Kingdom of) 3.00% 2025	3,000	3,023
United States Agency for International Development, Ukraine, 1.844% 2019	8,665	8,794
American Balanced Fund — Page 23 of 28

unaudited
Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 0% 2016	$866	$875
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.49% 2029[4]	818	853
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.82% 2032[4]	4,212	4,440
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 2.94% 2033[4]	1,500	1,499
		1,713,431
Asset-backed obligations 1.45%
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[2,4]	16,535	17,009
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 2021[2,4]	55,500	55,338
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[2,4]	18,500	18,527
Aesop Funding LLC, Series 2015-2-A, Class A, 2.63% 2021[2,4]	10,515	10,492
Ally Auto Receivables Trust, Series 2014-1, Class A3, 0.97% 2018[4]	9,080	9,089
Ally Master Owner Trust, Series 2014-4, Class A1, 0.586% 2019[3,4]	10,000	10,011
Ally Master Owner Trust, Series 2014-1, Class A1, 0.656% 2019[3,4]	6,985	6,986
Ally Master Owner Trust, Series 2014-1, Class A2, 1.29% 2019[4]	7,675	7,701
Ally Master Owner Trust, Series 2014-5, Class A2, 1.60% 2019[4]	11,800	11,854
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[4]	28,610	28,689
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class C-2, 2.67% 2015[4]	3,089	3,106
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class A-3, 1.15% 2017[4]	6,300	6,281
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-2-A, 0.72% 2018[4]	13,958	13,935
AmeriCredit Automobile Receivables Trust, Series 2012-4, Class C, 1.93% 2018[4]	710	714
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A-3, 1.26% 2019[4]	11,125	11,118
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-3, 1.27% 2019[4]	8,705	8,726
Appalachian Consumer Rate Relief Funding LLC, Series 2013-1, Class A-2, 3.77% 2031[4]	1,310	1,388
ARI Fleet Lease Trust, Series 2014-A, Class A-2, 0.81% 2022[2,4]	1,944	1,942
Bank of the West Auto Trust, Series 2014-1, Class A-2, 0.69% 2017[2,4]	13,050	13,059
Bank of the West Auto Trust, Series 2014-1, Class A-3, 1.09% 2019[2,4]	5,580	5,585
Capital One Multi-asset Execution Trust, Series 2014-A5, Class A, 1.48% 2020[4]	15,110	15,180
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, 1.784% 2020[2,3,4,7]	5,750	5,750
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, 2.175% 2021[2,3,4,7]	12,145	12,144
CarMaxAuto Owner Trust, Series 2014-1, Class A-2, 0.47% 2017[4]	2,430	2,431
CarMaxAuto Owner Trust, Series 2014-1, Class A-3, 0.79% 2018[4]	11,010	11,010
CarMaxAuto Owner Trust, Series 2014-4, Class A-3, 1.25% 2019[4]	12,600	12,618
Chase Issuance Trust, Series 2014-A7, Class A, 1.38% 2019[4]	22,000	22,035
Chesapeake Funding LLC, Series 2014-1-A, Class A, 0.604% 2026[2,3,4]	15,638	15,629
Chrysler Capital Auto Receivables Trust, Series 2014-A-A, Class A-3, 0.83% 2018[2,4]	6,225	6,227
Chrysler Capital Auto Receivables Trust, Series 2015-A, Class A-3, 1.22% 2019[2,4]	26,435	26,419
Chrysler Capital Auto Receivables Trust, Series 2014-A-A, Class A-4, 1.31% 2019[2,4]	4,150	4,160
Citibank Credit Card Issuance Trust, Series 2014-A-2, Class A-2, 1.02% 2019[4]	16,380	16,381
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15% 2019[4]	16,725	16,880
Citibank Credit Card Issuance Trust, Series 2008-A-2, Class A2, 1.337% 2020[3,4]	8,000	8,173
Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.82% 2021[2,4]	5,302	5,337
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 2019[2,4]	3,270	3,266
CPS Auto Receivables Trust, Series 2015-A, Class B, 2.79% 2021[2,4]	1,250	1,252
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 2021[2,4]	960	960
CWABS, Inc., Series 2004-BC1, Class M-1, 0.937% 2034[3,4]	2,408	2,314
Dell Equipment Finance Trust, Series 2014-1, Class A2, 0.64% 2016[2,4]	8,184	8,186
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 2021[4]	20,680	20,858
Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90% 2022[4]	18,500	18,370
Drive Auto Receivables Trust, Series 2015-B-A, Class C, 2.76% 2021[2,4]	20,720	20,703
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[2,4]	9,500	9,562
American Balanced Fund — Page 24 of 28

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 2019[2,4]	$8,998	$8,993
Enterprise Fleet Financing LLC, Series 2014-1, Class A3, 1.38% 2019[2,4]	5,000	5,014
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05% 2020[2,4]	12,524	12,527
Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.30% 2020[2,4]	19,000	19,025
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[4]	7,555	7,542
Ford Credit Auto Lease Trust, Series 2014-B, Class A3, 0.89% 2017[4]	10,060	10,069
Ford Credit Auto Owner Trust, Series 2014-A-A3, 0.79% 2018[4]	11,225	11,227
Ford Credit Auto Owner Trust, Series 2014-B-A3, 0.90% 2018[4]	10,440	10,439
Ford Credit Auto Owner Trust, Series 2014-1-A, 2.26% 2025[2,4]	4,250	4,304
Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% 2026[2,4]	19,800	19,762
Ford Credit Auto Owner Trust, Series 2014-2-A, 2.31% 2026[2,4]	26,380	26,687
Ford Credit Floorplan Master Owner Trust, Series 2015-1, Class A-1, 1.42% 2020[4]	18,860	18,863
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A-1, 1.98% 2022[4]	14,390	14,313
Henderson Receivables LLC, Series 2015-1A, Class A, 3.26% 2072[2,4]	7,463	7,311
Henderson Receivables LLC, Series 2014-2A, Class A, 3.61% 2073[2,4]	7,362	7,407
Henderson Receivables LLC, Series 2014-3A, Class A, 3.50% 2077[2,4]	2,949	2,936
Hertz Fleet Lease Funding LP, Series 2014-1-A, 0.585% 2028[2,3,4]	17,406	17,409
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[2,4]	16,000	15,987
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[2,4]	7,500	7,454
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[4,7,9]	31,211	30,940
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 3.52% 2021[4,7,9]	676	670
Hilton Grand Vacation Trust, Series 2014-AA, Class A, 1.77% 2026[2,4]	4,249	4,217
Honda Auto Receivables Owner Trust, Series 2015-1, Class A-2, 0.70% 2017[4]	8,705	8,704
Honda Auto Receivables Owner Trust, Series 2014-3, Class A-3, 0.88% 2017[4]	13,315	13,326
Honda Auto Receivables Owner Trust, Series 2014-4, Class A-3, 0.99% 2018[4]	11,560	11,563
Honda Auto Receivables Owner Trust, Series 2014-1, Class A-4, 1.04% 2020[4]	30,000	30,026
Hyundai Auto Receivables Trust, Series 2014-A, Class A2, 0.46% 2017[4]	2,524	2,525
Hyundai Auto Receivables Trust, Series 2013-B, Class A4, 1.01% 2019[4]	10,500	10,509
Mercedes-Benz Auto Receivables Trust, Series 2014-1, Class A3, 0.87% 2018[4]	12,750	12,752
Mississippi Higher Education Assistance Corp., Series 2014-1, Class A1, 0.867% 2035[3,4]	5,128	5,123
Navient Student Loan Trust, Series 2015-A, Class A-1, 0.686% 2021[2,3,4]	5,130	5,136
Navient Student Loan Trust, Series 2014-AA, Class A-1, 0.666% 2022[2,3,4]	3,732	3,735
Navient Student Loan Trust, Series 2015-2, Class A-3, 0.803% 2040[3,4]	2,725	2,730
Onemain Financial Issuance Trust, Series 2015-2-A, Class A, 2.57% 2025[2,4]	6,000	6,012
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[3,4]	432	455
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033[4]	1,086	1,111
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033[4]	636	659
Santander Drive Auto Receivables Trust, Series 2012-2, Class C, 3.20% 2015[4]	931	937
Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.94% 2016[4]	3,583	3,618
Santander Drive Auto Receivables Trust, Series 2013-2, Class C, 1.95% 2017[4]	9,489	9,563
Santander Drive Auto Receivables Trust, Series 2011-1, Class D, 4.01% 2017[4]	2,499	2,507
Santander Drive Auto Receivables Trust, Series 2014-5, Class A-2, 0.72% 2018[4]	8,123	8,110
Santander Drive Auto Receivables Trust, Series 2014-3, Class A3, 0.81% 2018[4]	15,000	14,994
Santander Drive Auto Receivables Trust, Series 2014-4, Class A3, 1.08% 2018[4]	12,975	12,975
Santander Drive Auto Receivables Trust, Series 2013-3, Class B, 1.19% 2018[4]	14,675	14,696
Santander Drive Auto Receivables Trust, Series 2014-1, Class B, 1.59% 2018[4]	8,155	8,183
Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.94% 2018[4]	28,535	28,665
Santander Drive Auto Receivables Trust, Series 2012-3, Class C, 3.01% 2018[4]	998	1,005
Santander Drive Auto Receivables Trust, Series 2014-5, Class A-3, 1.15% 2019[4]	15,175	15,182
Santander Drive Auto Receivables Trust, Series 2013-3, Class C, 1.81% 2019[4]	9,425	9,472
Santander Drive Auto Receivables Trust, Series 2014-4, Class B, 1.82% 2019[4]	7,255	7,267
Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.33% 2019[4]	5,000	5,065
Santander Drive Auto Receivables Trust, Series 2013-A, Class C, 3.12% 2019[2,4]	1,040	1,062
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[4]	11,496	11,579
Santander Drive Auto Receivables Trust, Series 2013-4, Class C, 3.25% 2020[4]	1,275	1,305
American Balanced Fund — Page 25 of 28

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[4]	$15,310	$15,293
SLM Private Credit Student Loan Trust, Series 2008-1, Class A-3, 0.777% 2017[3,4]	9,500	9,503
SLM Private Credit Student Loan Trust, Series 2014-A, Class A-1, 0.786% 2022[2,3,4]	3,260	3,266
SMB Private Education Loan Trust, Series 2015-A, Class A-2-A, 2.49% 2027[2,4]	2,100	2,094
South Carolina Student Loan Corp., Series 2014-1, Class A1, 0.934% 2030[3,4]	4,550	4,556
South Carolina Student Loan Corp., Series 2014-1, Class A2, 1.1803% 2033[3,4]	12,240	12,203
South Carolina Student Loan Corp., Series 2014-1, Class B, 1.684% 2035[3,4]	3,350	3,192
SpringCastle America Funding LLC, Series 2014-AA, Class A, 2.70% 2023[2,4]	6,374	6,416
Toyota Auto Receivables Owner Trust, Series 2014-B, Class A3, 0.76% 2018[4]	4,850	4,850
Trade Maps Ltd., 2013-1-A-A, 0.885% 2018[2,3,4]	11,320	11,324
Trade Maps Ltd., 2013-1-A-B, 1.435% 2018[2,3,4]	2,220	2,223
USAA Auto Owner Trust, Series 2014-1, Class A-3, 0.58% 2017[4]	7,500	7,501
Utility Debt Securitization Auth., Series 2013-T, 2.042% 2021[4]	3,510	3,540
Utility Debt Securitization Auth., Series 2013-T, 3.435% 2025[4]	2,625	2,718
Volkswagen Auto Lease Trust, Series 2014-A, Class A-3, 0.80% 2017[4]	2,815	2,816
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A-3 0.95% 2019[4]	37,000	36,931
Westlake Automobile Receivables Trust, Series 2015-1-A, Class A-2, 1.17% 2018[2,4]	5,645	5,634
World Financial Network Credit Card Master Note Trust, Series 2015-A, Class A, 0.666% 2022[3,4]	2,625	2,626
World Omni Auto Receivables Trust, Series 2014-B, Class A-3, 1.14% 2020[4]	8,990	8,978
		1,186,706
Bonds & notes of governments & government agencies outside the U.S. 0.24%
Caisse d’Amortissement de la Dette Sociale 1.125% 2017[2]	9,205	9,260
Caisse d’Amortissement de la Dette Sociale 3.375% 2024[2]	10,000	10,582
Colombia (Republic of) Global 5.625% 2044	8,700	8,852
Europe Government Agency-Guaranteed, Dexia Credit Local 1.25% 2016[2]	2,300	2,313
FMS Wertmanagement 1.625% 2018	5,000	5,045
Instituto de Credito Oficial 1.125% 2016[2]	9,000	9,009
Inter-American Development Bank 4.375% 2044	6,500	7,559
International Bank for Reconstruction and Development 8.25% 2016	1,050	1,142
Israeli Government 3.15% 2023	35,000	35,515
Japan Finance Organization for Municipalities 2.125% 2019[2]	10,000	10,113
Landwirtschaftliche Rentenbank 1.75% 2019	8,880	8,957
Province of Manitoba 3.05% 2024	7,450	7,655
Spanish Government 4.00% 2018[2]	54,950	58,173
Swedish Export Credit Corp. 2.875% 2023[2]	3,000	3,003
United Mexican States Government Global 3.60% 2025	10,000	9,885
United Mexican States Government Global 5.55% 2045	7,000	7,490
		194,553
Municipals 0.12%
State of California, Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-2, 0.350% 2038 (put 2017)[3]	2,400	2,387
State of California, Los Angeles Community College Dist. (County of Los Angeles), G.O. Build America Bonds, 2008 Election, Series 2010-E, 6.60% 2042	15,000	20,075
State of Connecticut, Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2013-B-2, 4.00% 2032	1,805	1,939
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	4,000	4,070
State of Illinois, Housing Dev. Auth., Housing Rev. Bonds, Series 2013-A, 2.45% 2043[4]	1,243	1,185
State of Maine, Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2014-A-1, AMT, 3.25% 2043	885	921
State of Maryland, Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	4,095	4,261
State of Massachusetts, Housing Fin. Agcy., Single-family Housing Rev. Bonds, Series 167, 4.00% 2043	670	720
State of Michigan, City of Detroit, Sewage Disposal System Rev. Ref. Bonds, Series 2006-D, Assured Guaranty Municipal insured, 0.784% 2032[3]	5,000	4,415
American Balanced Fund — Page 26 of 28

unaudited
Bonds, notes & other debt instruments Municipals (continued)	Principal amount (000)	Value (000)
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	$360	$365
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-B, 4.00% 2038	1,390	1,501
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	9,710	10,472
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	375	385
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	505	523
State of New Jersey, Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	15,250	14,979
Territory of Puerto Rico, Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D, Assured Guaranty Municipal insured, 5.00% 2032	2,970	2,816
Territory of Puerto Rico, Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2034	1,140	1,110
Territory of Puerto Rico, Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2036	2,700	2,622
State of South Carolina, Housing Fin. Auth., Mortgage Rev. Ref. Bonds, AMT, 4.0% 2041	4,490	4,850
State of South Dakota, Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	755	791
State of South Dakota, Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	1,490	1,560
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	935	999
State of Washington, Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2012-E, 2.197% 2019	14,500	14,613
		97,559
Miscellaneous 0.11%
Other bonds, notes & other debt instruments in initial period of acquisition		87,437
Total bonds, notes & other debt instruments (cost: $24,783,475,000)		24,948,676
Short-term securities 7.01%
Abbott Laboratories 0.13% due 8/10/2015[2]	65,000	64,994
Apple Inc. 0.12% due 8/13/2015[2]	50,000	49,991
CAFCO, LLC 0.33% due 12/1/2015	25,000	24,964
Caterpillar Financial Services Corp. 0.12% due 8/27/2015	13,800	13,796
Chariot Funding, LLC 0.27%–0.32% due 8/17/2015–11/18/2015[2]	75,000	74,950
Chevron Corp. 0.10%–0.12% due 9/3/2015–9/22/2015[2]	98,300	98,262
Ciesco LLC 0.19% due 9/15/2015	60,300	60,276
Coca-Cola Co. 0.12%–0.22% due 7/14/2015–8/28/2015[2]	175,400	175,384
Emerson Electric Co. 0.10%–0.12% due 7/15/2015–8/12/2015[2]	109,100	109,089
ExxonMobil Corp. 0.09%–0.11% due 7/23/2015–8/4/2015	130,100	130,087
Fannie Mae 0.07%–0.24% due 7/6/2015–2/1/2016	1,066,373	1,066,032
Federal Farm Credit Banks 0.15%–0.22% due 7/29/2015–3/10/2016	177,500	177,396
Federal Home Loan Bank 0.08%–0.20% due 7/1/2015–2/3/2016	1,869,883	1,869,683
Freddie Mac 0.08%–0.22% due 7/21/2015–1/20/2016	948,344	948,155
General Electric Capital Corp. 0.24% due 7/14/2015	50,000	49,998
Honeywell International Inc. 0.25% due 11/16/2015[2]	25,900	25,868
John Deere Capital Corp. 0.12%–0.13% due 7/7/2015–8/17/2015[2]	76,500	76,488
John Deere Financial Ltd. 0.11% due 7/15/2015[2]	35,100	35,098
Jupiter Securitization Co., LLC 0.39%–0.40% due 12/8/2015–12/17/2015[2]	92,300	92,126
Kimberly-Clark Corp. 0.11% due 7/13/2015[2]	27,900	27,899
Microsoft Corp. 0.09% due 7/22/2015[2]	8,900	8,900
National Rural Utilities Cooperative Finance Corp. 0.10% due 7/8/2015	41,100	41,099
Paccar Financial Corp. 0.11% due 7/20/2015	16,500	16,499
PepsiCo Inc. 0.08% due 7/8/2015[2]	50,000	49,999
Pfizer Inc 0.14%–0.15% due 7/9/2015–9/10/2015[2]	154,800	154,787
Precision Castparts Corp. 0.13% due 7/27/2015[2]	30,000	29,996
American Balanced Fund — Page 27 of 28

unaudited
Short-term securities	Principal amount (000)	Value (000)
Private Export Funding Corp. 0.12%–0.22% due 7/9/2015–9/14/2015[2]	$93,300	$93,273
Qualcomm Inc. 0.12% due 9/15/2015[2]	20,000	19,992
U.S. Treasury Bills 0.11%–0.13% due 7/2/2015–10/1/2015	78,040	78,039
Wal-Mart Stores, Inc. 0.10% due 7/31/2015[2]	39,400	39,397
Walt Disney Co. 0.11% due 10/1/2015[2]	28,700	28,683
Total short-term securities (cost: $5,730,360,000)		5,731,200
Total investment securities 101.64% (cost: $64,602,413,000)		83,047,946
Other assets less liabilities (1.64)%		(1,341,873)
Net assets 100.00%		$81,706,073
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,853,826,000, which represented 4.72% of the net assets of the fund.
[3]	Coupon rate may change periodically.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $1,266,000, which represented less than .01% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $59,473,000, which represented .07% of the net assets of the fund.
[8]	Purchased on a TBA basis.
[9]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

Private placement securities	Acquisition dates	Cost (000)	Value (000)	Percent of net assets
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021	4/7/2015	$31,209	$30,940.04%
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class B, 3.52% 2021	4/7/2015	676	670.00
Total private placement securities		$ 31,885	$ 31,610.04%

Key to abbreviations
ADR = American Depositary Receipts	Dept. = Department	Fin. = Finance
TBA = To be announced	Dev. = Development	G.O. = General Obligation
Agcy. = Agency	Dist. = District	Ref. = Refunding
AMT = Alternative Minimum Tax	Econ. = Economic	Rev. = Revenue
Auth. = Authority
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

Summary investment portfolio June 30, 2015	unaudited

Investment mix by security type	Percent of net assets

Common stocks 64.09%	Shares	Value (000)
Financials 12.02%
Wells Fargo & Co.	34,137,000	$1,919,865
Berkshire Hathaway Inc., Class A1	8,649	1,771,748
JPMorgan Chase & Co.	21,211,000	1,437,257
American Express Co.	9,728,900	756,130
Citigroup Inc.	10,500,000	580,020
SunTrust Banks, Inc.	12,300,000	529,146
Capital One Financial Corp.	5,569,000	489,905
ACE Ltd.	4,200,000	427,056
Other securities		1,909,295
		9,820,422

Consumer discretionary 9.53%
Comcast Corp., Class A	35,527,500	2,136,624
Amazon.com, Inc.[1]	3,514,000	1,525,392
Home Depot, Inc.	13,309,349	1,479,068
Twenty-First Century Fox, Inc., Class A	25,216,900	820,684
Walt Disney Co.	5,220,000	595,811
Other securities		1,225,649
		7,783,228

Information technology 8.83%
Microsoft Corp.	61,250,000	2,704,187
ASML Holding NV (New York registered)	4,055,401	422,289
ASML Holding NV	1,723,143	178,081
Intel Corp.	17,425,100	529,984
Texas Instruments Inc.	10,182,000	524,475
Cisco Systems, Inc.	17,500,000	480,550
Avago Technologies Ltd.	3,605,000	479,213
TE Connectivity Ltd.	6,655,000	427,916
Other securities		1,471,387
		7,218,082

Health care 7.57%
Merck & Co., Inc.	21,215,000	1,207,770
UnitedHealth Group Inc.	8,745,000	1,066,890
Pfizer Inc.	20,750,000	695,747

4	American Balanced Fund

		Value
	Shares	(000)
Roche Holding AG	2,200,000	$616,503
Bristol-Myers Squibb Co.	9,200,000	612,168
Johnson & Johnson	5,610,000	546,751
Express Scripts Holding Co.[1]	6,090,000	541,645
Other securities		899,204
		6,186,678

Consumer staples 7.36%
Philip Morris International Inc.	24,692,000	1,979,558
Coca-Cola Co.	35,118,000	1,377,679
Procter & Gamble Co.	9,960,000	779,270
Kraft Foods Group, Inc.	8,222,850	700,094
Other securities		1,173,917
		6,010,518

Industrials 6.69%
Boeing Co.	8,302,000	1,151,653
Lockheed Martin Corp.	6,194,037	1,151,471
Union Pacific Corp.	7,140,000	680,942
General Electric Co.	21,500,000	571,255
Parker-Hannifin Corp.	4,100,000	476,953
Other securities		1,437,503
		5,469,777

Energy 4.22%
Royal Dutch Shell PLC, Class B (ADR)	9,668,000	554,460
Royal Dutch Shell PLC, Class B	4,000,000	113,570
Chevron Corp.	5,444,755	525,256
ConocoPhillips	8,165,000	501,413
Enbridge Inc.	9,795,000	458,308
Other securities		1,294,712
		3,447,719

Materials 2.70%
E.I. du Pont de Nemours and Co.	9,864,900	630,860
Dow Chemical Co.	8,640,000	442,109
Other securities		1,129,056
		2,202,025

Other 0.28%
Other securities		227,498

Miscellaneous 4.89%
Other common stocks in initial period of acquisition		3,996,959

Total common stocks (cost: $34,083,370,000)		52,362,906

Preferred securities 0.00%
U.S. government agency securities 0.00%
Other securities		5,164

Total preferred securities (cost: $5,208,000)		5,164

American Balanced Fund	5

Bonds, notes & other debt instruments 30.54%	Principal amount (000)	Value (000)
Corporate bonds & notes 9.94%
Financials 2.94%
Berkshire Hathaway Inc. 2.00%–2.90% 2016–2020	$48,840	$49,733
JPMorgan Chase & Co. 1.35%–3.88% 2017–2025	135,640	133,964
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% (undated)	51,630	51,377
JPMorgan Chase & Co., Series S, junior subordinated, perpetual, 6.75% (undated)	25,000	26,742
Wells Fargo & Co. 1.25%–4.60% 2016–2045	115,250	117,322
Other securities		2,019,897
		2,399,035

Health care 1.41%
Merck & Co., Inc. 2.75% 2025	26,945	25,830
Pfizer Inc. 3.40%–7.20% 2024–2044	14,245	14,662
UnitedHealth Group Inc. 1.40%–6.00% 2017–2018	65,170	70,863
Other securities		1,042,852
		1,154,207

Consumer discretionary 1.11%
Amazon.com, Inc. 3.80%–4.95% 2024–2044	91,575	91,216
Comcast Corp. 3.38%–6.45% 2017–2045	94,565	99,794
Home Depot, Inc. 2.00%–5.95% 2019–2046	78,100	82,285
Other securities		634,404
		907,699

Consumer staples 0.98%
Coca-Cola Co. 1.80% 2016	17,500	17,719
Philip Morris International Inc. 3.25%–4.25% 2024–2044	30,300	29,584
Other securities		752,921
		800,224

Other corporate bonds & notes 3.50%
Other securities		2,863,259

Total corporate bonds & notes		8,124,424

U.S. Treasury bonds & notes 9.86%
U.S. Treasury 8.01%
U.S. Treasury 0.38%–5.50% 2015–2045[2]	6,531,623	6,543,647

U.S. Treasury inflation-protected securities 1.85%
U.S. Treasury Inflation-Protected Securities 0.13%–2.50% 2016–2045[3]	1,538,451	1,511,882

Total U.S. Treasury bonds & notes		8,055,529

Mortgage-backed obligations 6.72%
Fannie Mae 0.00%–11.00% 2018–2047[4,5,6]	1,530,004	1,600,228
Freddie Mac 0.00%–6.50% 2023–2045[4,5,6]	494,338	506,545
Government National Mortgage Assn. 3.50%–10.00% 2021–2061[4,6]	1,717,219	1,809,833
Other securities		1,572,431
		5,489,037
Federal agency bonds & notes 2.10%
Fannie Mae 0.38%–6.25% 2015–2029[4,5]	670,229	677,086
Federal Home Loan Bank 0.38%–5.50% 2016–2036	171,405	173,844
Freddie Mac 0.50%–3.53% 2015–2025[4,5]	696,747	702,102
Other securities		160,399
		1,713,431

6	American Balanced Fund

Principal amount		Value
	(000)	(000)
Other bonds & notes 1.81%
Other securities		$1,478,818

Miscellaneous 0.11%
Other bonds & notes in initial period of acquisition		87,437

Total bonds, notes & other debt instruments (cost: $24,783,475,000)		24,948,676

Short-term securities 7.01%
Chariot Funding, LLC 0.27%–0.32% due 8/17/2015–11/18/2015[7]	$75,000	74,950
Coca-Cola Co. 0.12%–0.22% due 7/14/2015–8/28/2015[7]	175,400	175,384
Fannie Mae 0.07%–0.24% due 7/6/2015–2/1/2016	1,066,373	1,066,032
Federal Home Loan Bank 0.08%–0.20% due 7/1/2015–2/3/2016	1,869,883	1,869,683
Freddie Mac 0.08%–0.22% due 7/21/2015–1/20/2016	948,344	948,155
Jupiter Securitization Co., LLC 0.39%–0.40% due 12/8/2015–12/17/2015[7]	92,300	92,126
Microsoft Corp. 0.09% due 7/22/2015[7]	8,900	8,900
Pfizer Inc 0.14%–0.15% due 7/9/2015–9/10/2015[7]	154,800	154,787
U.S. Treasury Bills 0.11%–0.13% due 7/2/2015–10/1/2015	78,040	78,039
Other securities		1,263,144

Total short-term securities (cost: $5,730,360,000)		5,731,200
Total investment securities 101.64% (cost: $64,602,413,000)		83,047,946
Other assets less liabilities (1.64)%		(1,341,873)

Net assets 100.00%		$81,706,073

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $59,473,000, which represented .07% of the net assets of the fund. Some of these securities in “Other securities” (with an aggregate value of $31,610,000, cost of $31,885,000, and which represented .04% of the net assets of the fund) were acquired on 4/7/2015 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

American Balanced Fund	7

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	A portion of this security was pledged as collateral. The total value of pledged collateral was $1,266,000, which represented less than .01% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Coupon rate may change periodically.
[6]	Purchased on a TBA basis.
[7]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $3,853,826,000, which represented 4.72% of the net assets of the fund.

Key to abbreviations

ADR = American Depository Receipts

TBA = To be announced

See Notes to Financial Statements

8	American Balanced Fund

Financial statements

Statement of assets and liabilities		unaudited
at June 30, 2015	(dollars in thousands)

Assets:
Investment securities, at value (cost: $64,602,413)		$83,047,946
Cash		3,249
Receivables for:
Sales of investments	$2,473,871
Sales of fund’s shares	189,283
Dividends and interest	250,703
Other	1,666	2,915,523
		85,966,718
Liabilities:
Payables for:
Purchases of investments	4,022,292
Repurchases of fund’s shares	192,702
Investment advisory services	15,637
Services provided by related parties	24,800
Trustees’ deferred compensation	4,293
Other	921	4,260,645
Net assets at June 30, 2015		$81,706,073

Net assets consist of:
Capital paid in on shares of beneficial interest		$60,774,311
Undistributed net investment income		159,937
Undistributed net realized gain		2,323,482
Net unrealized appreciation		18,448,343
Net assets at June 30, 2015		$81,706,073

See Notes to Financial Statements

American Balanced Fund	9

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (3,329,269 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share

Class A	$47,990,955	1,953,911		$24.56
Class B	384,333	15,670		24.53
Class C	5,801,758	237,431		24.44
Class F-1	3,127,052	127,397		24.55
Class F-2	2,161,393	88,040		24.55
Class 529-A	2,871,229	117,065		24.53
Class 529-B	54,820	2,230		24.58
Class 529-C	916,730	37,400		24.51
Class 529-E	143,723	5,863		24.51
Class 529-F-1	115,463	4,711		24.51
Class R-1	156,598	6,415		24.41
Class R-2	1,262,811	51,694		24.43
Class R-2E	10	—	*	24.55
Class R-3	3,246,026	132,747		24.45
Class R-4	4,517,107	184,189		24.52
Class R-5	2,604,200	105,948		24.58
Class R-6	6,351,865	258,558		24.57

*	Amount less than one thousand.

See Notes to Financial Statements

10	American Balanced Fund

Statement of operations		unaudited
for the six months ended June 30, 2015	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $11,102)	$656,986
Interest	275,196	$932,182

Fees and expenses*:
Investment advisory services	93,442
Distribution services	120,808
Transfer agent services	34,598
Administrative services	10,627
Reports to shareholders	1,527
Registration statement and prospectus	2,492
Trustees’ compensation	301
Auditing and legal	35
Custodian	204
State and local taxes	1
Other	1,958	265,993
Net investment income		666,189

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $59)	2,443,476
Currency transactions	(2,172)	2,441,304
Net unrealized (depreciation) appreciation on:
Investments (net of non-U.S. taxes of $(3,089))	(2,835,729)
Currency translations	424	(2,835,305)
Net realized gain and unrealized depreciation		(394,001)
Net increase in net assets resulting from operations		$272,188

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

American Balanced Fund	11

Statements of changes in net assets
	(dollars in thousands)

	Six months ended June 30, 2015*	Year ended December 31, 2014

Operations:
Net investment income	$666,189	$1,155,746
Net realized gain	2,441,304	4,941,354
Net unrealized (depreciation) appreciation	(2,835,305)	271,527
Net increase in net assets resulting from operations	272,188	6,368,627

Dividends and distributions paid to shareholders:
Dividends from net investment income	(628,920)	(1,089,310)
Distributions from net realized gain on investments	(296,408)	(4,365,643)
Total dividends and distributions paid to shareholders	(925,328)	(5,454,953)

Net capital share transactions	2,695,534	7,862,108

Total increase in net assets	2,042,394	8,775,782

Net assets:
Beginning of period	79,663,679	70,887,897
End of period (including undistributed net investment income: $159,937 and $122,668, respectively)	$81,706,073	$79,663,679

*	Unaudited.

See Notes to Financial Statements

12	American Balanced Fund

Notes to financial statements	unaudited

1. Organization

American Balanced Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks conservation of capital, current income, and long-term growth of both capital and income.

The fund has 17 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and seven retirement plan share classes (Classes R-1, R-2, R2-E, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Contingent deferred sales
Share class	Initial sales charge	charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6	None	None	None
*	Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

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2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

14	American Balanced Fund

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

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When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information

16	American Balanced Fund

and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2015 (dollars in thousands):

		Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$9,820,422	$—	$—	$9,820,422
Consumer discretionary	7,783,228	—	—	7,783,228
Information technology	7,218,082	—	—	7,218,082
Health care	6,186,678	—	—	6,186,678
Consumer staples	6,010,518	—	—	6,010,518
Industrials	5,469,777	—	—	5,469,777
Energy	3,447,719	—	—	3,447,719
Materials	2,202,025	—	—	2,202,025
Other	227,498	—	—	227,498
Miscellaneous	3,996,959	—	—	3,996,959
Preferred securities	—	5,164	—	5,164
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	8,124,424	—	8,124,424
U.S. Treasury bonds & notes	—	8,055,529	—	8,055,529
Mortgage-backed obligations	—	5,489,037	—	5,489,037
Federal agency bonds & notes	—	1,713,431	—	1,713,431
Other	—	1,478,818	—	1,478,818
Miscellaneous	—	87,437	—	87,437
Short-term securities	—	5,731,200	—	5,731,200
Total	$52,362,906	$30,685,040	$—	$83,047,946

*	Securities with a value of $1,295,552,000, which represented 1.59% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

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4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

18	American Balanced Fund

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

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Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2015, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

20	American Balanced Fund

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2011 and by state tax authorities for tax years before 2010.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; amortization of premiums and discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2014, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$126,541
Undistributed long-term capital gains	293,489

As of June 30, 2015, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$19,193,620
Gross unrealized depreciation on investment securities	(858,480)
Net unrealized appreciation on investment securities	18,335,140
Cost of investment securities	64,712,806

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The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended June 30, 2015						Year ended December 31, 2014
					Total					Total
					dividends and					dividends and
	Ordinary		Long-term		distributions		Ordinary		Long-term	distributions
Share class	income		capital gains		paid		income		capital gains	paid
Class A	$386,146		$174,268		$560,414		$682,770		$2,574,901	$3,257,671
Class B	1,682		1,704		3,386		4,570		30,111	34,681
Class C	23,986		20,856		44,842		39,424		306,922	346,346
Class F-1	24,165		11,129		35,294		40,381		156,238	196,619
Class F-2	19,011		7,553		26,564		23,275		100,875	124,150
Class 529-A	21,880		10,472		32,352		39,082		155,378	194,460
Class 529-B	199		233		432		507		4,036	4,543
Class 529-C	3,489		3,350		6,839		5,839		49,737	55,576
Class 529-E	924		529		1,453		1,657		7,925	9,582
Class 529-F-1	1,002		415		1,417		1,791		6,088	7,879
Class R-1	661		585		1,246		1,139		8,714	9,853
Class R-2	5,772		4,770		10,542		10,014		72,266	82,280
Class R-2E*	—	†	—	†	—	†	—	†	1	1
Class R-3	21,038		12,135		33,173		38,877		183,868	222,745
Class R-4	35,812		16,708		52,520		63,239		242,446	305,685
Class R-5	24,766		9,861		34,627		45,017		146,814	191,831
Class R-6	58,387		21,840		80,227		91,728		319,323	411,051
Total	$628,920		$296,408		$925,328		$1,089,310		$4,365,643	$5,454,953

*	Class R-2E shares were offered beginning August 29, 2014.
†	Amount less than one thousand.

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7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.420% on the first $500 million of daily net assets and decreasing to 0.210% on such assets in excess of $71 billion.

On December 11, 2014, the fund’s board of trustees approved an amended investment advisory and service agreement effective February 1, 2015, decreasing the annual rates on daily net assets in excess of $89 billion to 0.207%. For the six months ended June 30, 2015, the investment advisory services fee was $93,442,000, which was equivalent to an annualized rate of 0.232% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months

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but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2015, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

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For the six months ended June 30, 2015, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative		529 plan
Share class	services	services		services		services
Class A	$58,329	$21,360		$2,384		Not applicable
Class B	2,279	198		Not applicable		Not applicable
Class C	28,474	2,473		1,427		Not applicable
Class F-1	3,778	1,564		757		Not applicable
Class F-2	Not applicable	1,112		516		Not applicable
Class 529-A	3,252	977		715		$1,268
Class 529-B	312	24		16		28
Class 529-C	4,532	328		228		405
Class 529-E	358	30		36		64
Class 529-F-1	—	41		28		50
Class R-1	786	70		40		Not applicable
Class R-2	4,795	1,696		322		Not applicable
Class R-2E	—	—	*	—	*	Not applicable
Class R-3	8,234	2,141		824		Not applicable
Class R-4	5,679	1,977		1,136		Not applicable
Class R-5	Not applicable	591		669		Not applicable
Class R-6	Not applicable	16		1,529		Not applicable
Total class-specific expenses	$120,808	$34,598		$10,627		$1,815

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $301,000 in the fund’s statement of operations includes $176,000 in current fees (either paid in cash or deferred) and a net increase of $125,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

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8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

			Reinvestments of
			dividends and				Net increase
	Sales[1]		distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2015

Class A	$3,491,089	140,015	$550,827	22,266	$(2,584,612)	(103,628)	$1,457,304	58,653
Class B	3,804	153	3,357	136	(162,338)	(6,534)	(155,177)	(6,245)
Class C	896,368	36,145	44,092	1,792	(664,060)	(26,803)	276,400	11,134
Class F-1	527,777	21,212	34,313	1,388	(250,199)	(10,040)	311,891	12,560
Class F-2	501,647	20,158	25,208	1,019	(216,864)	(8,692)	309,991	12,485
Class 529-A	179,733	7,223	32,349	1,309	(149,061)	(5,993)	63,021	2,539
Class 529-B	1,153	46	432	17	(19,214)	(772)	(17,629)	(709)
Class 529-C	68,168	2,741	6,838	277	(55,621)	(2,240)	19,385	778
Class 529-E	8,926	359	1,452	59	(9,770)	(394)	608	24
Class 529-F-1	12,110	487	1,416	57	(8,007)	(322)	5,519	222
Class R-1	20,638	832	1,241	51	(21,901)	(885)	(22)	(2)
Class R-2	140,317	5,662	10,536	428	(186,075)	(7,511)	(35,222)	(1,421)
Class R-2E	—	—	—	—	—	—	—	—
Class R-3	365,861	14,742	33,138	1,346	(442,970)	(17,860)	(43,971)	(1,772)
Class R-4	575,780	23,132	52,508	2,126	(459,432)	(18,468)	168,856	6,790
Class R-5	288,681	11,594	34,625	1,399	(315,216)	(12,655)	8,090	338
Class R-6	1,170,208	47,002	80,227	3,242	(923,945)	(37,071)	326,490	13,173
Total net increase (decrease)	$8,252,260	331,503	$912,559	36,912	$(6,469,285)	(259,868)	$2,695,534	108,547

26	American Balanced Fund

				Reinvestments of
				dividends and				Net increase
	Sales[1]			distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2014

Class A	$5,744,075	229,172		$3,208,616	128,744	$(5,334,850)	(212,761)	$3,617,841	145,155
Class B	11,642	468		34,382	1,383	(339,367)	(13,639)	(293,343)	(11,788)
Class C	1,264,417	50,711		340,638	13,740	(1,346,464)	(54,047)	258,591	10,404
Class F-1	1,131,467	45,255		191,675	7,698	(991,786)	(39,337)	331,356	13,616
Class F-2	1,221,630	48,341		117,423	4,710	(225,168)	(8,954)	1,113,885	44,097
Class 529-A	349,840	13,993		194,398	7,813	(347,878)	(13,849)	196,360	7,957
Class 529-B	3,128	125		4,542	183	(44,288)	(1,773)	(36,618)	(1,465)
Class 529-C	127,469	5,097		55,560	2,235	(130,776)	(5,210)	52,253	2,122
Class 529-E	18,259	729		9,582	386	(19,879)	(791)	7,962	324
Class 529-F-1	21,845	874		7,877	317	(21,674)	(865)	8,048	326
Class R-1	33,513	1,347		9,788	395	(37,993)	(1,530)	5,308	212
Class R-2	282,068	11,333		82,235	3,318	(378,716)	(15,212)	(14,413)	(561)
Class R-2E2	10	—	[3]	—	—	—	—	10	— [3]
Class R-3	774,249	31,058		222,561	8,971	(939,199)	(37,601)	57,611	2,428
Class R-4	1,019,955	40,816		305,651	12,284	(990,090)	(39,478)	335,516	13,622
Class R-5	698,623	27,924		191,801	7,691	(800,550)	(32,002)	89,874	3,613
Class R-6	2,191,350	87,519		411,051	16,488	(470,534)	(18,714)	2,131,867	85,293
Total net increase (decrease)	$14,893,540	594,762		$5,387,780	216,356	$(12,419,212)	(495,763)	$7,862,108	315,355

[1]	Includes exchanges between share classes of the fund.
[2]	Class R-2E shares were offered beginning August 29, 2014.
[3]	Amount less than one thousand.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $30,798,072,000 and $30,306,021,000, respectively, during the six months ended June 30, 2015.

American Balanced Fund	27

Financial highlights

		Income from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:
Six months ended 6/30/2015[5,6]	$24.75	$.21	$(.11)	$.10
Year ended 12/31/2014	24.42	.41	1.75	2.16
Year ended 12/31/2013	20.40	.36	4.04	4.40
Year ended 12/31/2012	18.21	.38	2.19	2.57
Year ended 12/31/2011	17.93	.36	.32	.68
Year ended 12/31/2010	16.21	.40	1.68	2.08
Class B:
Six months ended 6/30/2015[5,6]	24.71	.12	(.11)	.01
Year ended 12/31/2014	24.37	.22	1.74	1.96
Year ended 12/31/2013	20.35	.19	4.03	4.22
Year ended 12/31/2012	18.16	.23	2.19	2.42
Year ended 12/31/2011	17.87	.22	.33	.55
Year ended 12/31/2010	16.16	.28	1.66	1.94
Class C:
Six months ended 6/30/2015[5,6]	24.63	.11	(.11)	—
Year ended 12/31/2014	24.30	.21	1.75	1.96
Year ended 12/31/2013	20.31	.19	4.00	4.19
Year ended 12/31/2012	18.13	.22	2.18	2.40
Year ended 12/31/2011	17.85	.21	.32	.53
Year ended 12/31/2010	16.14	.27	1.67	1.94
Class F-1:
Six months ended 6/30/2015[5,6]	24.74	.21	(.12)	.09
Year ended 12/31/2014	24.41	.39	1.75	2.14
Year ended 12/31/2013	20.39	.36	4.03	4.39
Year ended 12/31/2012	18.21	.38	2.18	2.56
Year ended 12/31/2011	17.92	.36	.33	.69
Year ended 12/31/2010	16.21	.40	1.67	2.07
Class F-2:
Six months ended 6/30/2015[5,6]	24.74	.24	(.12)	.12
Year ended 12/31/2014	24.41	.46	1.75	2.21
Year ended 12/31/2013	20.39	.41	4.04	4.45
Year ended 12/31/2012	18.21	.43	2.18	2.61
Year ended 12/31/2011	17.92	.40	.33	.73
Year ended 12/31/2010	16.21	.44	1.67	2.11
Class 529-A:
Six months ended 6/30/2015[5,6]	24.72	.20	(.11)	.09
Year ended 12/31/2014	24.39	.38	1.75	2.13
Year ended 12/31/2013	20.38	.34	4.03	4.37
Year ended 12/31/2012	18.19	.36	2.19	2.55
Year ended 12/31/2011	17.91	.34	.33	.67
Year ended 12/31/2010	16.19	.39	1.68	2.07

28	American Balanced Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets[2]
$(.20)	$(.09)	$(.29)	$24.56	.40%	$47,991	.59%[7]		1.71%[7]
(.39)	(1.44)	(1.83)	24.75	8.85	46,917	.59		1.62
(.38)	—	(.38)	24.42	21.73	42,735	.61		1.62
(.38)	—	(.38)	20.40	14.19	34,272	.63		1.94
(.40)	—	(.40)	18.21	3.82	30,716	.62		1.97
(.36)	—	(.36)	17.93	13.02	31,409	.63		2.42
(.10)	(.09)	(.19)	24.53	.03	384	1.32	[7]	.95	[7]
(.18)	(1.44)	(1.62)	24.71	8.05	541	1.34		.87
(.20)	—	(.20)	24.37	20.81	821	1.36		.86
(.23)	—	(.23)	20.35	13.35	1,123	1.38		1.17
(.26)	—	(.26)	18.16	3.08	1,745	1.38		1.21
(.23)	—	(.23)	17.87	12.12	2,573	1.38		1.66
(.10)	(.09)	(.19)	24.44	.01	5,802	1.38	[7]	.92	[7]
(.19)	(1.44)	(1.63)	24.63	8.03	5,574	1.39		.83
(.20)	—	(.20)	24.30	20.72	5,247	1.41		.83
(.22)	—	(.22)	20.31	13.30	4,334	1.42		1.14
(.25)	—	(.25)	18.13	3.00	4,247	1.42		1.17
(.23)	—	(.23)	17.85	12.11	4,576	1.43		1.61
(.19)	(.09)	(.28)	24.55	.38	3,127	.65	[7]	1.66	[7]
(.37)	(1.44)	(1.81)	24.74	8.80	2,841	.65		1.57
(.37)	—	(.37)	24.41	21.70	2,471	.66		1.58
(.38)	—	(.38)	20.39	14.13	1,500	.64		1.94
(.40)	—	(.40)	18.21	3.87	1,014	.63		1.96
(.36)	—	(.36)	17.92	12.95	895	.63		2.41
(.22)	(.09)	(.31)	24.55	.50	2,161	.40	[7]	1.91	[7]
(.44)	(1.44)	(1.88)	24.74	9.08	1,869	.39		1.83
(.43)	—	(.43)	24.41	21.99	768	.41		1.83
(.43)	—	(.43)	20.39	14.40	419	.40		2.18
(.44)	—	(.44)	18.21	4.12	277	.40		2.19
(.40)	—	(.40)	17.92	13.21	228	.40		2.63
(.19)	(.09)	(.28)	24.53	.36	2,871	.68	[7]	1.62	[7]
(.36)	(1.44)	(1.80)	24.72	8.76	2,831	.68		1.53
(.36)	—	(.36)	24.39	21.60	2,599	.70		1.53
(.36)	—	(.36)	20.38	14.12	2,101	.71		1.86
(.39)	—	(.39)	18.19	3.75	1,751	.70		1.89
(.35)	—	(.35)	17.91	12.97	1,589	.69		2.35

See page 34 for footnotes.

American Balanced Fund	29

Financial highlights (continued)

		Income from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class 529-B:
Six months ended 6/30/2015[5,6]	$24.76	$.10	$(.11)	$(.01)
Year ended 12/31/2014	24.41	.19	1.75	1.94
Year ended 12/31/2013	20.39	.17	4.02	4.19
Year ended 12/31/2012	18.19	.21	2.19	2.40
Year ended 12/31/2011	17.90	.20	.33	.53
Year ended 12/31/2010	16.19	.26	1.66	1.92
Class 529-C:
Six months ended 6/30/2015[5,6]	24.70	.11	(.12)	(.01)
Year ended 12/31/2014	24.38	.19	1.74	1.93
Year ended 12/31/2013	20.37	.17	4.03	4.20
Year ended 12/31/2012	18.19	.21	2.18	2.39
Year ended 12/31/2011	17.90	.20	.33	.53
Year ended 12/31/2010	16.19	.26	1.67	1.93
Class 529-E:
Six months ended 6/30/2015[5,6]	24.71	.17	(.12)	.05
Year ended 12/31/2014	24.38	.32	1.75	2.07
Year ended 12/31/2013	20.37	.29	4.02	4.31
Year ended 12/31/2012	18.18	.31	2.19	2.50
Year ended 12/31/2011	17.90	.30	.32	.62
Year ended 12/31/2010	16.19	.35	1.66	2.01
Class 529-F-1:
Six months ended 6/30/2015[5,6]	24.71	.23	(.12)	.11
Year ended 12/31/2014	24.37	.44	1.76	2.20
Year ended 12/31/2013	20.36	.39	4.03	4.42
Year ended 12/31/2012	18.18	.41	2.18	2.59
Year ended 12/31/2011	17.90	.38	.33	.71
Year ended 12/31/2010	16.19	.43	1.67	2.10
Class R-1:
Six months ended 6/30/2015[5,6]	24.61	.11	(.12)	(.01)
Year ended 12/31/2014	24.28	.21	1.75	1.96
Year ended 12/31/2013	20.29	.19	4.01	4.20
Year ended 12/31/2012	18.12	.23	2.17	2.40
Year ended 12/31/2011	17.83	.22	.33	.55
Year ended 12/31/2010	16.13	.27	1.66	1.93
Class R-2:
Six months ended 6/30/2015[5,6]	24.62	.12	(.11)	.01
Year ended 12/31/2014	24.30	.21	1.74	1.95
Year ended 12/31/2013	20.30	.20	4.02	4.22
Year ended 12/31/2012	18.13	.23	2.18	2.41
Year ended 12/31/2011	17.85	.22	.32	.54
Year ended 12/31/2010	16.14	.27	1.67	1.94

30	American Balanced Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets[2]
$(.08)	$(.09)	$(.17)	$24.58	(.03)%	$55	1.45%[7]		.83%[7]
(.15)	(1.44)	(1.59)	24.76	7.94	73	1.46		.75
(.17)	—	(.17)	24.41	20.63	108	1.49		.74
(.20)	—	(.20)	20.39	13.24	134	1.50		1.05
(.24)	—	(.24)	18.19	2.95	180	1.49		1.09
(.21)	—	(.21)	17.90	11.99	244	1.48		1.56
(.09)	(.09)	(.18)	24.51	(.02)	917	1.45	[7]	.85	[7]
(.17)	(1.44)	(1.61)	24.70	7.90	905	1.46		.76
(.19)	—	(.19)	24.38	20.68	841	1.48		.76
(.21)	—	(.21)	20.37	13.19	694	1.49		1.08
(.24)	—	(.24)	18.19	3.00	607	1.48		1.11
(.22)	—	(.22)	17.90	12.03	583	1.48		1.57
(.16)	(.09)	(.25)	24.51	.19	144.92		[7]	1.38	[7]
(.30)	(1.44)	(1.74)	24.71	8.50	144.93			1.28
(.30)	—	(.30)	24.38	21.31	134.95			1.29
(.31)	—	(.31)	20.37	13.84	112.97			1.60
(.34)	—	(.34)	18.18	3.47	98.97			1.62
(.30)	—	(.30)	17.90	12.59	92.97			2.07
(.22)	(.09)	(.31)	24.51	.43	115.45		[7]	1.85	[7]
(.42)	(1.44)	(1.86)	24.71	9.05	111.46			1.76
(.41)	—	(.41)	24.37	21.88	101.48			1.76
(.41)	—	(.41)	20.36	14.32	82.49			2.09
(.43)	—	(.43)	18.18	3.98	61.48			2.11
(.39)	—	(.39)	17.90	13.15	57.47			2.57
(.10)	(.09)	(.19)	24.41	(.03)	157	1.38	[7]	.92	[7]
(.19)	(1.44)	(1.63)	24.61	8.05	158	1.38		.83
(.21)	—	(.21)	24.28	20.76	151	1.39		.84
(.23)	—	(.23)	20.29	13.28	121	1.40		1.16
(.26)	—	(.26)	18.12	3.09	126	1.40		1.19
(.23)	—	(.23)	17.83	12.10	135	1.40		1.65
(.11)	(.09)	(.20)	24.43	.04	1,263	1.30	[7]	1.00	[7]
(.19)	(1.44)	(1.63)	24.62	8.03	1,308	1.36		.86
(.22)	—	(.22)	24.30	20.87	1,304	1.34		.90
(.24)	—	(.24)	20.30	13.31	1,158	1.37		1.20
(.26)	—	(.26)	18.13	3.05	1,079	1.38		1.21
(.23)	—	(.23)	17.85	12.14	1,128	1.40		1.64

See page 34 for footnotes.

American Balanced Fund	31

Financial highlights (continued)

		Income from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-2E:
Six months ended 6/30/2015[5,6]	$24.75	$.22	$(.12)	$.10
Period from 8/29/2014 to 12/31/2014[6,10]	25.81	.15	.41	.56
Class R-3:
Six months ended 6/30/2015[5,6]	24.65	.17	(.12)	.05
Year ended 12/31/2014	24.32	.32	1.75	2.07
Year ended 12/31/2013	20.32	.29	4.02	4.31
Year ended 12/31/2012	18.14	.32	2.18	2.50
Year ended 12/31/2011	17.86	.30	.32	.62
Year ended 12/31/2010	16.15	.35	1.67	2.02
Class R-4:
Six months ended 6/30/2015[5,6]	24.72	.21	(.13)	.08
Year ended 12/31/2014	24.38	.40	1.75	2.15
Year ended 12/31/2013	20.37	.36	4.02	4.38
Year ended 12/31/2012	18.19	.38	2.18	2.56
Year ended 12/31/2011	17.91	.35	.33	.68
Year ended 12/31/2010	16.19	.40	1.68	2.08
Class R-5:
Six months ended 6/30/2015[5,6]	24.77	.24	(.11)	.13
Year ended 12/31/2014	24.43	.47	1.76	2.23
Year ended 12/31/2013	20.41	.43	4.03	4.46
Year ended 12/31/2012	18.22	.44	2.19	2.63
Year ended 12/31/2011	17.94	.41	.32	.73
Year ended 12/31/2010	16.22	.45	1.68	2.13
Class R-6:
Six months ended 6/30/2015[5,6]	24.76	.25	(.11)	.14
Year ended 12/31/2014	24.42	.49	1.75	2.24
Year ended 12/31/2013	20.40	.44	4.03	4.47
Year ended 12/31/2012	18.21	.45	2.19	2.64
Year ended 12/31/2011	17.93	.42	.32	.74
Year ended 12/31/2010	16.21	.46	1.67	2.13

	Six months ended
	June 30,	Year ended December 31
Portfolio turnover rate for all share classes[11]	2015[4,5,6]	2014	2013	2012	2011	2010
Including mortgage dollar roll transactions	46%	68%	55%	54%	47%	37%
Excluding mortgage dollar roll transactions	23%	48%	Not available

See Notes to Financial Statements

32	American Balanced Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets[2]
$(.21)	$(.09)	$(.30)	$24.55	.42%[8]		$—	[9]	.49%[7,8]		1.80%[7,8]
(.21)	(1.41)	(1.62)	24.75	2.17	[8]	—	[9]	.16	[4,8]	.58	[4,8]
(.16)	(.09)	(.25)	24.45	.19		3,246		.92	[7]	1.37	[7]
(.30)	(1.44)	(1.74)	24.65	8.51		3,315		.94		1.28
(.31)	—	(.31)	24.32	21.33		3,212		.94		1.30
(.32)	—	(.32)	20.32	13.83		2,617		.95		1.62
(.34)	—	(.34)	18.14	3.50		2,331		.95		1.64
(.31)	—	(.31)	17.86	12.64		2,408		.94		2.10
(.19)	(.09)	(.28)	24.52	.34		4,517		.63	[7]	1.67	[7]
(.37)	(1.44)	(1.81)	24.72	8.85		4,385		.64		1.58
(.37)	—	(.37)	24.38	21.68		3,994		.65		1.60
(.38)	—	(.38)	20.37	14.14		3,006		.64		1.94
(.40)	—	(.40)	18.19	3.80		2,152		.65		1.94
(.36)	—	(.36)	17.91	13.01		2,007		.65		2.39
(.23)	(.09)	(.32)	24.58	.53		2,604		.34	[7]	1.96	[7]
(.45)	(1.44)	(1.89)	24.77	9.16		2,616		.34		1.88
(.44)	—	(.44)	24.43	22.04		2,492		.34		1.89
(.44)	—	(.44)	20.41	14.51		2,050		.35		2.23
(.45)	—	(.45)	18.22	4.11		1,544		.35		2.24
(.41)	—	(.41)	17.94	13.32		1,545		.35		2.69
(.24)	(.09)	(.33)	24.57	.55		6,352		.29	[7]	2.01	[7]
(.46)	(1.44)	(1.90)	24.76	9.22		6,076		.29		1.93
(.45)	—	(.45)	24.42	22.12		3,910		.29		1.95
(.45)	—	(.45)	20.40	14.57		2,151		.30		2.28
(.46)	—	(.46)	18.21	4.16		1,486		.30		2.30
(.41)	—	(.41)	17.93	13.38		1,063		.30		2.75

See page 34 for footnotes.

American Balanced Fund	33

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	For the period ended December 31, 2010, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.04 and .25 percentage points, respectively. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Not annualized.
[5]	Unaudited.
[6]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[7]	Annualized.
[8]	This class consisted solely of seed capital invested by CRMC; therefore, certain fees were not accrued.
[9]	Amount less than $1 million.
[10]	Class R-2E shares were offered beginning August 29, 2014.
[11]	Refer to Note 5 for further information on mortgage dollar rolls.

American Balanced Fund®

Investment portfolio
December 31, 2014
Common stocks 66.90% Financials 12.36%	Shares	Value (000)
Wells Fargo & Co.	30,902,000	$1,694,048
Berkshire Hathaway Inc., Class A1	6,580	1,487,080
JPMorgan Chase & Co.	20,651,000	1,292,339
American Express Co.	11,300,000	1,051,352
ACE Ltd.	5,095,000	585,314
Citigroup Inc.	9,500,000	514,045
Weyerhaeuser Co.[1]	13,115,242	470,706
SunTrust Banks, Inc.	11,000,000	460,900
Capital One Financial Corp.	5,569,000	459,721
U.S. Bancorp	8,545,000	384,098
Goldman Sachs Group, Inc.	1,756,700	340,501
Equity Residential	4,079,600	293,078
Chubb Corp.	1,500,000	155,205
Allstate Corp.	2,000,000	140,500
Bank of America Corp.	7,000,000	125,230
Moody’s Corp.	1,195,000	114,493
BlackRock, Inc.	300,000	107,268
American Tower Corp.	1,060,000	104,781
Sumitomo Mitsui Financial Group, Inc. (ADR)	8,500,000	61,880
		9,842,539
Consumer discretionary 9.93%
Comcast Corp., Class A	36,050,000	2,091,260
Home Depot, Inc.	16,929,349	1,777,074
Amazon.com, Inc.[1]	4,119,500	1,278,487
Twenty-First Century Fox, Inc., Class A	25,156,900	966,151
Walt Disney Co.	5,220,000	491,672
VF Corp.	4,890,000	366,261
Macy’s, Inc.	3,500,000	230,125
CBS Corp., Class B	4,095,000	226,617
Time Warner Inc.	2,000,000	170,840
NIKE, Inc., Class B	1,305,000	125,476
General Motors Co.	3,500,000	122,185
Carnival Corp., units	1,400,000	63,462
		7,909,610
Information technology 8.84%
Microsoft Corp.	59,655,000	2,770,975
Texas Instruments Inc.	11,232,000	600,519
ASML Holding NV (New York registered)	4,055,401	437,294
ASML Holding NV2	1,470,405	157,534
Cisco Systems, Inc.	18,250,000	507,624
TE Connectivity Ltd.	7,805,000	493,666
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	17,175,000	384,376
Avago Technologies Ltd.	3,605,000	362,627
VeriSign, Inc.[1]	5,400,000	307,800
Intel Corp.	7,500,000	272,175
American Balanced Fund — Page 1 of 27

Common stocks Information technology (continued)	Shares	Value (000)
Analog Devices, Inc.	4,715,000	$261,777
Google Inc., Class A1	371,350	197,061
Broadcom Corp., Class A	4,000,000	173,320
salesforce.com, inc.[1]	1,980,000	117,434
		7,044,182
Industrials 8.49%
Boeing Co.	12,695,000	1,650,096
Lockheed Martin Corp.	6,574,037	1,265,962
Union Pacific Corp.	7,040,000	838,675
General Electric Co.	23,650,000	597,635
Parker-Hannifin Corp.	4,100,000	528,695
United Technologies Corp.	3,690,000	424,350
Cummins Inc.	2,924,400	421,611
Deere & Co.	3,610,000	319,377
Northrop Grumman Corp.	1,250,000	184,238
Honeywell International Inc.	1,500,000	149,880
Norfolk Southern Corp.	1,120,000	122,763
Caterpillar Inc.	1,300,000	118,989
General Dynamics Corp.	600,000	82,572
Rockwell Collins, Inc.	710,000	59,981
		6,764,824
Consumer staples 7.61%
Philip Morris International Inc.	14,750,000	1,201,387
Coca-Cola Co.	27,663,000	1,167,932
Procter & Gamble Co.	9,935,000	904,979
PepsiCo, Inc.	8,766,000	828,913
Costco Wholesale Corp.	5,677,326	804,761
Nestlé SA2	8,140,000	596,675
Nestlé SA (ADR)	1,000,000	72,950
Walgreens Boots Alliance, Inc.	3,500,000	266,700
Wal-Mart Stores, Inc.	1,500,000	128,820
Unilever NV (New York registered)	1,200,000	46,848
Colgate-Palmolive Co.	670,000	46,357
		6,066,322
Health care 6.71%
Merck & Co., Inc.	22,990,000	1,305,602
UnitedHealth Group Inc.	9,295,000	939,632
Pfizer Inc.	21,905,000	682,341
Roche Holding AG2	2,358,957	639,373
Bristol-Myers Squibb Co.	9,950,000	587,348
Johnson & Johnson	5,510,000	576,181
Express Scripts Holding Co.[1]	2,045,000	173,150
AbbVie Inc.	2,600,000	170,144
Baxter International Inc.	1,500,000	109,935
Gilead Sciences, Inc.[1]	1,000,000	94,260
Vertex Pharmaceuticals Inc.[1]	600,000	71,280
		5,349,246
Energy 4.39%
Chevron Corp.	5,244,755	588,357
Royal Dutch Shell PLC, Class B (ADR)	8,058,000	560,514
Enbridge Inc.	9,795,000	503,561
American Balanced Fund — Page 2 of 27

Common stocks Energy (continued)	Shares	Value (000)
ConocoPhillips	7,169,508	$495,126
Kinder Morgan, Inc.	4,735,000	200,338
Phillips 66	2,180,000	156,306
Baker Hughes Inc.	2,750,000	154,193
Chesapeake Energy Corp.	7,790,000	152,450
CONSOL Energy Inc.	4,500,000	152,145
Concho Resources Inc.[1]	1,475,000	147,131
Southwestern Energy Co.[1]	5,000,000	136,450
Occidental Petroleum Corp.	1,200,000	96,732
Suncor Energy Inc.	2,000,000	63,522
Transocean Ltd.	2,500,000	45,825
TOTAL SA (ADR)	800,000	40,960
		3,493,610
Materials 3.07%
Potash Corp. of Saskatchewan Inc.	19,850,000	701,102
E.I. du Pont de Nemours and Co.	6,750,000	499,095
Mosaic Co.	8,455,000	385,970
Dow Chemical Co.	7,980,000	363,968
Nucor Corp.	4,500,000	220,725
Monsanto Co.	1,800,000	215,046
First Quantum Minerals Ltd.	4,000,000	56,843
Cliffs Natural Resources Inc.	666,777	4,761
		2,447,510
Utilities 0.50%
PG&E Corp.	4,450,000	236,918
Exelon Corp.	2,650,000	98,262
FirstEnergy Corp.	1,675,000	65,308
		400,488
Telecommunication services 0.23%
AT&T Inc.	3,415,000	114,710
Verizon Communications Inc.	1,380,000	64,556
		179,266
Miscellaneous 4.77%
Other common stocks in initial period of acquisition		3,797,825
Total common stocks (cost: $32,600,515,000)		53,295,422
Bonds, notes & other debt instruments 27.82% Corporate bonds & notes 9.26% Financials 2.93%	Principal amount (000)
ACE INA Holdings Inc. 2.60% 2015	$12,665	12,867
ACE INA Holdings Inc. 3.35% 2024	7,000	7,088
American Campus Communities, Inc. 3.75% 2023	7,915	7,915
American Campus Communities, Inc. 4.125% 2024	12,175	12,321
American Express Co. 6.15% 2017	22,800	25,421
American Express Credit Co. 1.55% 2017	15,465	15,507
American International Group, Inc. 2.30% 2019	20,680	20,723
American International Group, Inc. 3.375% 2020	12,000	12,481
American International Group, Inc. 4.125% 2024	5,000	5,333
American Tower Corp. 4.625% 2015	10,000	10,090
American Balanced Fund — Page 3 of 27

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
American Tower Corp. 3.40% 2019	$13,550	$13,805
ANZ National (International) Ltd. 3.125% 2015[3]	16,500	16,748
AvalonBay Communities, Inc. 3.625% 2020	15,000	15,621
AXA SA, Series B, junior subordinated 6.379% (undated)[3,4]	6,680	7,264
Bank of America Corp., Series L, 3.625% 2016	13,820	14,215
Bank of America Corp. 3.75% 2016	21,955	22,754
Bank of America Corp. 1.25% 2017	15,000	14,974
Bank of America Corp., Series L, 2.65% 2019	30,000	30,250
Bank of America Corp. 5.625% 2020	15,500	17,669
Bank of America Corp. 4.00% 2024	12,500	13,030
Bank of America Corp. 4.20% 2024	10,725	10,939
Bank of America Corp. 4.25% 2026	19,590	19,573
Bank of New York Mellon Corp., Series G, 2.50% 2016	17,000	17,331
Bank of Nova Scotia 2.55% 2017	20,000	20,522
Barclays Bank PLC 2.50% 2019	11,095	11,253
BB&T Corp. 1.00% 2017	15,000	14,887
BB&T Corp., Series C, 1.60% 2017	16,750	16,753
BB&T Corp. 2.45% 2020	79,600	79,482
Berkshire Hathaway Inc. 2.20% 2016	23,000	23,494
Berkshire Hathaway Inc. 2.00% 2018	16,340	16,539
Berkshire Hathaway Inc. 2.90% 2020	21,500	22,075
BNP Paribas 3.60% 2016	13,000	13,368
BNP Paribas 4.25% 2024	7,370	7,461
Boston Properties, Inc. 3.70% 2018	20,000	21,106
BPCE SA group 4.00% 2024	8,000	8,382
BPCE SA group 4.625% 2024[3]	7,200	7,003
BPCE SA group 5.15% 2024[3]	19,235	19,858
Brandywine Operating Partnership, LP 3.95% 2023	1,639	1,656
Citigroup Inc. 4.587% 2015	20,950	21,656
Citigroup Inc. 3.953% 2016	6,050	6,284
Citigroup Inc. 8.50% 2019	8,416	10,497
CME Group Inc. 5.30% 2043	6,800	8,272
CNA Financial Corp. 6.50% 2016	13,500	14,611
CNA Financial Corp. 3.95% 2024	9,910	10,040
Corporate Office Properties LP 5.25% 2024	29,480	31,719
Corporate Office Properties Trust 3.60% 2023	12,100	11,647
Credit Suisse Group AG 3.625% 2024	38,970	39,690
DDR Corp. 3.50% 2021	7,000	7,087
Developers Diversified Realty Corp. 9.625% 2016	1,825	2,004
Developers Diversified Realty Corp. 7.875% 2020	6,365	7,859
Discover Financial Services 4.20% 2023	16,955	17,823
ERP Operating LP 5.375% 2016	25,000	26,660
ERP Operating LP 4.75% 2020	12,000	13,200
ERP Operating LP 4.50% 2044	11,400	11,930
Essex Portfolio L.P. 3.875% 2024	21,515	21,938
Goldman Sachs Group, Inc. 3.625% 2016	46,650	47,886
Goldman Sachs Group, Inc. 2.90% 2018	15,000	15,396
Goldman Sachs Group, Inc. 2.55% 2019	95,250	94,902
Goldman Sachs Group, Inc. 5.25% 2021	20,000	22,592
Goldman Sachs Group, Inc. 5.75% 2022	20,000	23,156
Goldman Sachs Group, Inc. 3.625% 2023	7,840	7,953
Goldman Sachs Group, Inc. 3.85% 2024	14,700	15,094
Goldman Sachs Group, Inc. 4.00% 2024	7,760	8,065
HCP, Inc. 5.375% 2021	15,000	16,772
American Balanced Fund — Page 4 of 27

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Hospitality Properties Trust 6.30% 2016	$12,631	$13,201
Hospitality Properties Trust 6.70% 2018	23,400	25,871
Hospitality Properties Trust 5.00% 2022	4,350	4,591
Hospitality Properties Trust 4.50% 2023	16,130	16,444
Hospitality Properties Trust 4.50% 2025	1,600	1,614
HSBC Holdings PLC 4.25% 2024	25,400	26,481
Intercontinentalexchange, Inc. 2.50% 2018	26,000	26,498
Intesa Sanpaolo SpA 5.017% 2024[3]	26,160	25,436
JPMorgan Chase & Co. 1.35% 2017	23,520	23,533
JPMorgan Chase & Co. 1.625% 2018	21,500	21,283
JPMorgan Chase & Co. 3.25% 2022	12,000	12,090
JPMorgan Chase & Co. 3.20% 2023	5,000	5,007
JPMorgan Chase & Co. 3.625% 2024	2,330	2,388
JPMorgan Chase & Co. 3.875% 2024	95,015	95,210
JPMorgan Chase & Co., Series S, junior subordinated, perpetual, 6.75% (undated)[4]	25,000	26,531
Keybank National Association 2.50% 2019	17,000	17,089
Kimco Realty Corp., Series C, 5.783% 2016	14,000	14,751
Kimco Realty Corp. 5.70% 2017	6,180	6,735
Kimco Realty Corp. 3.125% 2023	15,705	15,415
Leucadia National Corp. 5.50% 2023	830	853
Liberty Mutual Group Inc. 4.25% 2023[3]	3,000	3,097
Lloyds Banking Group PLC 2.30% 2018	7,430	7,507
Lloyds Banking Group PLC 2.35% 2019	17,895	17,902
Lloyds Banking Group PLC 4.50% 2024	17,000	17,189
MetLife Global Funding I 2.50% 2015[3]	16,000	16,234
MetLife Global Funding I 2.30% 2019[3]	31,975	32,133
Metlife, Inc. 3.60% 2024	12,375	12,725
Morgan Stanley 3.80% 2016	5,700	5,891
Morgan Stanley 2.375% 2019	23,865	23,792
Morgan Stanley 3.75% 2023	5,000	5,138
Morgan Stanley 3.70% 2024	13,815	14,032
Morgan Stanley, Series F, 3.875% 2024	38,800	39,888
Morgan Stanley 4.35% 2026	14,025	14,128
National Australia Bank 2.40% 2019[3]	24,300	24,282
Nationwide Mutual Insurance Co. 5.81% 2024[3,4]	8,150	8,168
New York Life Global Funding 2.10% 2019[3]	15,000	15,068
PNC Bank 2.40% 2019	14,800	14,879
PNC Financial Services Group, Inc. 3.90% 2024	23,800	24,236
PRICOA Global Funding I 1.35% 2017[3]	15,500	15,447
Prologis, Inc. 4.25% 2023	29,420	31,141
Prudential Financial, Inc. 2.30% 2018	7,595	7,690
Prudential Financial, Inc. 3.50% 2024	25,300	25,767
QBE Insurance Group Ltd. 2.40% 2018[3]	17,000	17,015
Rabobank Nederland 2.25% 2019	15,000	15,126
Rabobank Nederland 4.625% 2023	35,495	37,719
Scentre Group 2.375% 2019[3]	14,845	14,753
Scentre Group, 3.50% 2025[3]	33,445	33,647
Simon Property Group, LP 1.50% 2018[3]	13,825	13,748
State Street Corp. 3.30% 2024	15,000	15,256
Sumitomo Mitsui Banking Corp. 2.50% 2018	12,475	12,623
Svenska Handelsbanken AB 2.25% 2019	10,000	10,061
Toronto-Dominion Bank 2.375% 2016	5,725	5,862
Toronto-Dominion Bank 2.25% 2019	14,000	14,044
Unum Group 5.625% 2020	345	389
American Balanced Fund — Page 5 of 27

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
US Bancorp., Series T, 1.65% 2017	$19,500	$19,658
US Bancorp. 3.70% 2024	26,300	27,700
US Bank NA 2.125% 2019	30,000	29,923
WEA Finance LLC 2.70% 2019[3]	5,395	5,399
WEA Finance LLC 3.75% 2024[3]	22,800	23,184
WEA Finance LLC 4.75% 2044[3]	6,670	7,142
Wells Fargo & Co. 1.25% 2016	3,000	3,012
Wells Fargo & Co. 3.676% 2016	19,000	19,720
Wells Fargo & Co. 2.125% 2019	25,000	25,019
Wells Fargo & Co. 4.60% 2021	25,000	27,855
Wells Fargo & Co. 3.30% 2024	39,300	39,595
Westpac Banking Corp. 3.00% 2015	15,300	15,630
		2,333,926
Consumer discretionary 1.07%
21st Century Fox America, Inc. 3.70% 2024[3]	18,420	18,985
Amazon.com, Inc. 3.80% 2024	53,575	54,999
Amazon.com, Inc. 4.80% 2034	20,000	20,981
Amazon.com, Inc. 4.95% 2044	36,000	37,363
American Honda Finance Corp. 2.25% 2019[5]	16,500	16,564
Bed Bath & Beyond Inc. 3.749% 2024	9,095	9,231
Carnival Corp. 3.95% 2020	1,795	1,883
CBS Corp. 2.30% 2019	39,300	38,873
Comcast Corp. 6.30% 2017	16,750	18,984
Comcast Corp. 3.60% 2024	1,600	1,684
Comcast Corp. 6.45% 2037	15,000	20,022
Comcast Corp. 4.65% 2042	5,000	5,495
Comcast Corp. 4.75% 2044	22,000	24,618
Cox Communications, Inc. 2.95% 2023[3]	4,500	4,323
DaimlerChrysler North America Holding Corp. 1.30% 2015[3]	6,000	6,026
DaimlerChrysler North America Holding Corp. 1.375% 2017[3]	15,125	15,065
DaimlerChrysler North America Holding Corp. 2.40% 2017[3]	12,000	12,258
DaimlerChrysler North America Holding Corp. 2.25% 2019[3]	13,000	12,970
DaimlerChrysler North America Holding Corp. 2.875% 2021[3]	14,900	15,054
DaimlerChrysler North America Holding Corp. 3.25% 2024[3]	7,570	7,639
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 5.15% 2042	7,100	7,364
Ford Motor Credit Co. 1.70% 2016	17,000	17,069
Ford Motor Credit Co. 2.50% 2016	13,000	13,151
Ford Motor Credit Co. 1.50% 2017	8,500	8,459
Ford Motor Credit Co. 2.375% 2018	8,990	9,049
Ford Motor Credit Co. 2.597% 2019	50,735	50,519
Ford Motor Credit Co. 4.375% 2023	25,475	27,283
Ford Motor Credit Co. 3.664% 2024	17,500	17,570
General Motors Co. 4.00% 2025	6,075	6,105
General Motors Co. 5.20% 2045	13,500	14,276
General Motors Financial Co. 3.50% 2019	4,685	4,789
Home Depot, Inc. 2.00% 2019	47,700	47,867
Home Depot, Inc. 4.40% 2021	15,000	16,710
Home Depot, Inc. 5.95% 2041	15,000	19,664
Johnson Controls, Inc. 1.40% 2017	10,000	9,917
NBC Universal Enterprise, Inc. 5.25% (undated)[3]	475	495
NBCUniversal Media, LLC 2.875% 2016	12,000	12,311
News America Inc. 3.00% 2022	6,000	5,970
Nordstrom, Inc. 4.00% 2021	6,245	6,691
American Balanced Fund — Page 6 of 27

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Thomson Reuters Corp. 1.65% 2017	$9,790	$9,737
Thomson Reuters Corp. 6.50% 2018	20,815	23,677
Thomson Reuters Corp. 4.30% 2023	4,500	4,796
Thomson Reuters Corp. 5.65% 2043	2,000	2,320
Time Inc., Term Loan B, 4.25% 2021[4,6,7]	5,547	5,506
Time Warner Cable Inc. 6.75% 2018	20,000	22,956
Time Warner Inc. 5.875% 2016	9,210	9,990
Time Warner Inc. 4.65% 2044	12,000	12,562
Toyota Motor Credit Corp. 0.875% 2015	16,000	16,047
Toyota Motor Credit Corp. 2.125% 2019	9,450	9,488
Viacom Inc. 2.75% 2019	9,995	10,026
Viacom Inc. 4.25% 2023	8,000	8,263
Viacom Inc. 3.875% 2024	13,100	13,175
Viacom Inc. 4.85% 2034	10,055	10,322
Volkswagen Group of America Finance, LLC 1.60% 2017[3]	11,600	11,567
Volkswagen Group of America Finance, LLC 2.45% 2019[3]	10,250	10,329
Volkswagen International Finance NV 2.375% 2017[3]	16,000	16,320
Walt Disney Co. 1.10% 2017	14,255	14,185
		849,542
Energy 1.06%
Anadarko Petroleum Corp. 5.95% 2016	14,500	15,516
Anadarko Petroleum Corp. 3.45% 2024	8,260	8,080
Anadarko Petroleum Corp. 6.45% 2036	3,700	4,460
BG Energy Capital PLC 2.50% 2015[3]	7,200	7,313
BG Energy Capital PLC 2.875% 2016[3]	8,325	8,539
Canadian Natural Resources Ltd. 5.70% 2017	11,925	12,935
Canadian Natural Resources Ltd. 3.80% 2024	1,720	1,691
Cenovus Energy Inc. 3.00% 2022	7,395	6,933
Cenovus Energy Inc. 3.80% 2023	20,710	20,260
Chevron Corp. 2.193% 2019	19,330	19,423
ConocoPhillips 1.05% 2017	16,000	15,806
Devon Energy Corp. 2.25% 2018	12,060	12,028
Diamond Offshore Drilling, Inc. 4.875% 2043	25,530	21,827
Enbridge Energy Partners, LP, Series B, 6.50% 2018	12,250	13,885
Enbridge Energy Partners, LP 4.20% 2021	300	314
Enbridge Energy Partners, LP, Series B, 7.50% 2038	12,250	15,034
Enbridge Energy Partners, LP 5.50% 2040	15,000	14,754
Enbridge Inc. 5.60% 2017	10,000	10,863
Enbridge Inc. 4.00% 2023	45,000	44,027
EnLink Midstream Partners, LP 4.40% 2024	16,245	16,487
EnLink Midstream Partners, LP 5.05% 2045	9,405	9,121
Enterprise Products Operating LLC 1.25% 2015	10,000	10,029
Enterprise Products Operating LLC 2.55% 2019	10,285	10,193
Enterprise Products Operating LLC 5.20% 2020	6,355	7,018
Enterprise Products Operating LLC 3.35% 2023	13,000	12,881
Enterprise Products Operating LLC 3.90% 2024	34,845	35,555
Enterprise Products Operating LLC 3.75% 2025	4,175	4,200
Exxon Mobil Corp. 0.921% 2017	15,000	14,990
Exxon Mobil Corp. 1.819% 2019	20,000	20,065
Halliburton Co. 2.00% 2018	10,000	9,965
Kinder Morgan Energy Partners, LP 6.00% 2017	18,000	19,455
Kinder Morgan Energy Partners, LP 2.65% 2019	20,000	19,725
Kinder Morgan Energy Partners, LP 3.50% 2021	3,980	3,921
American Balanced Fund — Page 7 of 27

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Kinder Morgan Energy Partners, LP 4.15% 2022	$12,855	$12,974
Kinder Morgan Energy Partners, LP 4.25% 2024	13,045	13,096
Kinder Morgan Energy Partners, LP 5.40% 2044	13,135	13,210
Kinder Morgan Energy Partners, LP 5.50% 2044	8,793	8,971
Kinder Morgan, Inc. 3.05% 2019	17,150	17,033
Kinder Morgan, Inc. 4.30% 2025	25,695	25,834
Kinder Morgan, Inc. 5.30% 2034	8,205	8,354
Kinder Morgan, Inc. 5.55% 2045	21,500	22,102
Marathon Oil Corp. 0.90% 2015	16,000	15,959
Petróleos Mexicanos 3.50% 2023	22,000	21,098
Shell International Finance BV 1.125% 2017	21,000	20,979
Shell International Finance BV 2.00% 2018	8,915	8,984
Spectra Energy Partners, LP 4.75% 2024	7,030	7,549
Statoil ASA 3.125% 2017	16,500	17,250
Statoil ASA 2.75% 2021	11,945	11,999
Statoil ASA 3.25% 2024	3,405	3,423
Statoil ASA 4.25% 2041	6,000	6,175
StatoilHydro ASA 1.80% 2016	16,000	16,240
Total Capital Canada Ltd. 1.45% 2018	10,940	10,871
Total Capital International 2.125% 2018	10,500	10,594
Total Capital International 2.10% 2019	15,000	15,023
Total Capital SA 3.00% 2015	17,000	17,201
TransCanada PipeLines Ltd. 0.875% 2015	13,000	13,007
TransCanada PipeLines Ltd. 5.00% 2043	22,000	23,139
Transocean Inc. 6.375% 2021	13,050	12,054
Williams Companies, Inc. 4.55% 2024	5,903	5,500
Williams Partners LP 4.125% 2020	3,000	3,078
Williams Partners LP 4.50% 2023	12,400	12,536
Williams Partners LP 4.30% 2024	7,870	7,870
Williams Partners LP 3.90% 2025	12,000	11,557
Williams Partners LP 5.40% 2044	1,915	1,882
		842,835
Consumer staples 0.98%
Altria Group, Inc. 9.25% 2019	5,067	6,519
Altria Group, Inc. 2.625% 2020	30,125	30,247
Altria Group, Inc. 2.95% 2023	12,000	11,625
Altria Group, Inc. 4.00% 2024	7,400	7,730
Altria Group, Inc. 9.95% 2038	13,500	23,165
Altria Group, Inc. 4.50% 2043	18,700	18,907
Altria Group, Inc. 5.375% 2044	4,000	4,571
Anheuser-Busch InBev NV 3.625% 2015	33,000	33,294
Anheuser-Busch InBev NV 4.125% 2015	16,500	16,516
Anheuser-Busch InBev NV 1.375% 2017	16,000	15,997
Anheuser-Busch InBev NV 7.75% 2019	20,000	24,246
British American Tobacco International Finance PLC 2.125% 2017[3]	16,000	16,159
British American Tobacco International Finance PLC 9.50% 2018[3]	11,955	15,061
Coca-Cola Co. 1.50% 2015	18,970	19,163
Coca-Cola Co. 1.80% 2016	17,500	17,798
ConAgra Foods, Inc. 1.90% 2018	4,220	4,195
ConAgra Foods, Inc. 3.20% 2023	10,347	10,153
CVS Caremark Corp. 2.25% 2019	10,960	10,926
CVS Caremark Corp. 4.00% 2023	9,800	10,390
General Mills, Inc. 1.40% 2017	8,115	8,087
American Balanced Fund — Page 8 of 27

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
General Mills, Inc. 2.20% 2019	$9,235	$9,168
Imperial Tobacco Finance PLC 2.05% 2018[3]	16,000	15,922
Imperial Tobacco Finance PLC 3.50% 2023[3]	17,000	16,732
Kraft Foods Inc. 2.25% 2017	9,725	9,892
Kraft Foods Inc. 5.375% 2020	10,472	11,898
Kraft Foods Inc. 3.50% 2022	23,285	23,899
Kroger Co. 3.85% 2023	3,655	3,796
Kroger Co. 5.00% 2042	2,500	2,734
Kroger Co. 5.15% 2043	6,800	7,772
Mondelez International, Inc. 4.00% 2024	12,400	12,998
PepsiCo, Inc. 7.90% 2018	15,000	18,264
Pernod Ricard SA 2.95% 2017[3]	35,500	36,341
Pernod Ricard SA 4.45% 2022[3]	9,600	10,294
Philip Morris International Inc. 3.25% 2024	49,800	50,012
Philip Morris International Inc. 4.875% 2043	4,000	4,477
Philip Morris International Inc. 4.25% 2044	6,000	6,127
Procter & Gamble Co. 1.45% 2016	13,460	13,625
Reynolds American Inc. 3.25% 2022	11,420	11,143
Reynolds American Inc. 4.85% 2023	12,000	12,940
Reynolds American Inc. 6.15% 2043	4,385	5,104
SABMiller Holdings Inc. 2.45% 2017[3]	20,245	20,667
SABMiller Holdings Inc. 2.20% 2018[3]	18,700	18,766
Tyson Foods, Inc. 3.95% 2024	7,325	7,587
Walgreens Boots Alliance, Inc. 3.30% 2021	20,000	20,169
Walgreens Boots Alliance, Inc. 3.80% 2024	28,750	29,381
Wal-Mart Stores, Inc. 2.875% 2015	11,700	11,768
Wal-Mart Stores, Inc. 2.80% 2016	19,000	19,508
Wal-Mart Stores, Inc. 3.30% 2024	19,055	19,713
Wal-Mart Stores, Inc. 4.00% 2043	2,784	2,901
Wal-Mart Stores, Inc. 4.30% 2044	6,516	7,143
WM. Wrigley Jr. Co 2.40% 2018[3]	300	302
WM. Wrigley Jr. Co 3.375% 2020[3]	30,670	31,390
		777,182
Health care 0.91%
AbbVie Inc. 1.75% 2017	8,000	8,024
AbbVie Inc. 2.90% 2022	9,100	8,975
AbbVie Inc. 4.40% 2042	13,400	13,880
Aetna Inc. 2.20% 2019	10,050	9,994
Bayer AG 2.375% 2019[3]	24,345	24,469
Bayer AG 3.00% 2021[3]	16,300	16,458
Bayer AG 3.375% 2024[3]	7,000	7,138
Becton, Dickinson and Co. 3.734% 2024	26,270	27,091
Becton, Dickinson and Co. 4.685% 2044	8,500	9,192
Catholic Health Initiatives, Series 2012, 1.60% 2017	2,000	1,993
Celgene Corp 3.625% 2024	32,655	33,409
Celgene Corp 4.625% 2044	2,400	2,499
DENTSPLY International Inc. 2.75% 2016	9,830	10,051
Express Scripts Inc. 3.125% 2016	5,000	5,143
Gilead Sciences, Inc. 3.05% 2016	11,425	11,864
Gilead Sciences, Inc. 2.35% 2020	16,000	16,105
Gilead Sciences, Inc. 3.70% 2024	21,850	22,961
Gilead Sciences, Inc. 3.50% 2025	11,710	12,044
Gilead Sciences, Inc. 4.50% 2045	23,500	25,222
American Balanced Fund — Page 9 of 27

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Humana Inc. 3.15% 2022	$20,000	$19,481
McKesson Corp. 3.796% 2024	14,345	14,764
Medco Health Solutions, Inc. 2.75% 2015	10,095	10,230
Medtronic, Inc. 2.50% 2020[3]	14,580	14,636
Medtronic, Inc. 3.50% 2025[3]	42,200	43,262
Medtronic, Inc. 4.375% 2035[3]	18,140	19,309
Medtronic, Inc. 4.625% 2045[3]	19,325	21,036
Novartis Capital Corp. 2.90% 2015	16,000	16,125
Novartis Capital Corp. 3.40% 2024	23,650	24,652
Pfizer Inc. 7.20% 2039	1,200	1,750
Pfizer Inc. 2.10% 2019	26,385	26,554
Pfizer Inc. 3.40% 2024	9,505	9,909
Pfizer Inc. 4.40% 2044	6,000	6,554
Roche Holdings, Inc. 2.25% 2019[3]	17,000	17,127
Roche Holdings, Inc. 2.875% 2021[3]	22,000	22,308
Roche Holdings, Inc. 3.35% 2024[3]	27,240	28,207
Thermo Fisher Scientific Inc. 1.30% 2017	15,000	14,924
Thermo Fisher Scientific Inc. 2.40% 2019	13,375	13,408
Thermo Fisher Scientific Inc. 3.30% 2022	4,550	4,565
Thermo Fisher Scientific Inc. 4.15% 2024	26,630	28,137
UnitedHealth Group Inc. 1.40% 2017	10,000	9,999
UnitedHealth Group Inc. 6.00% 2017	22,170	24,597
UnitedHealth Group Inc. 6.00% 2018	35,000	39,426
WellPoint, Inc. 2.25% 2019	15,500	15,361
WellPoint, Inc. 3.50% 2024	14,100	14,230
		727,063
Utilities 0.77%
American Electric Power Co. 2.95% 2022	16,090	15,811
Berkshire Hathaway Energy Co. 2.40% 2020[3]	10,053	10,021
Berkshire Hathaway Energy Co. 3.50% 2025[3]	8,630	8,703
CenterPoint Energy Resources Corp. 4.50% 2021	8,751	9,609
CMS Energy Corp. 8.75% 2019	6,647	8,330
CMS Energy Corp. 5.05% 2022	8,100	9,095
CMS Energy Corp. 3.875% 2024	14,310	14,887
Consumers Energy Co., First Mortgage Bonds, 3.125% 2024	17,095	17,188
Dominion Gas Holdings LLC 2.50% 2019	17,885	17,950
Dominion Gas Holdings LLC 3.60 2024	8,678	8,846
Duke Energy Carolinas, Inc. 4.0% 2042	96	99
Duke Energy Corp. 3.95% 2023	7,000	7,435
Duke Energy Corp. 3.75% 2024	16,800	17,510
Duke Energy Progress Inc. 4.15% 2044	26,830	28,645
E.ON International Finance BV 5.80% 2018[3]	24,450	27,290
Electricité de France SA 6.95% 2039[3]	12,000	16,357
Electricité de France SA 4.875% 2044[3]	9,000	10,029
Entergy Corp. 4.70% 2017	9,600	10,115
MidAmerican Energy Co. 2.40% 2019	5,500	5,590
MidAmerican Energy Holdings Co. 5.75% 2018	15,300	17,159
MidAmerican Energy Holdings Co. 3.75% 2023	33,100	34,575
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	8,450	11,017
National Rural Utilities Cooperative Finance Corp. 2.15% 2019	18,000	18,027
National Rural Utilities Cooperative Finance Corp. 3.40% 2023	8,000	8,290
Niagara Mohawk Power Corp. 3.508% 2024[3]	6,375	6,579
Northern States Power Co. 4.125% 2044	18,000	19,126
American Balanced Fund — Page 10 of 27

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
NV Energy, Inc 6.25% 2020	$10,168	$11,961
Ohio Power Co., Series G, 6.60% 2033	165	220
Pacific Gas and Electric Co. 3.25% 2023	7,528	7,556
Pacific Gas and Electric Co. 3.85% 2023	21,430	22,347
Pacific Gas and Electric Co. 3.40% 2024	21,559	21,861
Pacific Gas and Electric Co. 3.75% 2024	30,000	31,297
Pacific Gas and Electric Co. 4.75% 2044	5,200	5,742
Pacific Gas and Electric Co. 4.30% 2045	8,570	8,834
PacifiCorp., First Mortgage Bonds, 5.65% 2018	2,465	2,787
PacifiCorp., First Mortgage Bonds, 3.60% 2024	20,505	21,232
PG&E Corp. 2.40% 2019	9,380	9,404
Public Service Electric and Gas Co. 2.00% 2019	10,680	10,663
Public Service Electric and Gas Co., 2.375% 2023	2,075	1,999
Public Service Electric and Gas Co., 3.05% 2024	13,425	13,506
Puget Sound Energy, Inc., First Lien, 6.50% 2020	5,750	6,766
Puget Sound Energy, Inc., First Lien, 6.00% 2021	8,400	9,841
Puget Sound Energy, Inc., First Lien, 5.625% 2022	9,050	10,488
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	14,000	14,560
Tampa Electric Co. 4.35% 2044	18,025	19,302
Teco Finance, Inc. 5.15% 2020	5,627	6,291
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[3,6]	1,886	2,001
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	11,163
Virginia Electric and Power Co. 3.45% 2024	6,415	6,618
Virginia Electric and Power Co. 4.45% 2044	1,195	1,311
		616,033
Industrials 0.54%
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[6]	11,013	11,839
Atlas Copco AB 5.60% 2017[3]	15,905	17,356
Boeing Company 0.95% 2018	12,000	11,743
Burlington Northern Santa Fe LLC 3.00% 2023	4,000	3,995
Burlington Northern Santa Fe LLC 4.90% 2044	15,000	16,933
Canadian National Railway Co. 1.45% 2016	8,900	8,968
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[6]	435	441
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[6]	3,709	3,897
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[6]	2,667	2,806
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[6]	5,606	6,205
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[6]	6,365	6,859
CSX Corp. 6.25% 2015	1,997	2,024
CSX Corp. 3.40% 2024	8,620	8,748
Danaher Corp. 2.30% 2016	16,795	17,184
ERAC USA Finance Co. 2.80% 2018[3]	9,900	10,121
General Electric Capital Corp. 1.00% 2015	8,700	8,741
General Electric Capital Corp., Series A, 2.25% 2015	21,500	21,803
General Electric Capital Corp. 2.95% 2016	5,305	5,463
General Electric Capital Corp. 2.30% 2017	26,100	26,750
General Electric Capital Corp. 2.45% 2017	15,000	15,420
General Electric Capital Corp., Series A, 6.00% 2019	9,000	10,479
General Electric Capital Corp. 3.45% 2024	14,000	14,483
General Electric Co. 0.85% 2015	14,500	14,542
General Electric Co. 2.70% 2022	16,000	16,034
General Electric Co. 4.125% 2042	11,000	11,435
General Electric Co. 4.50% 2044	2,600	2,870
General Electric Corp. 5.25% 2017	16,000	17,758
American Balanced Fund — Page 11 of 27

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Norfolk Southern Corp. 5.75% 2016	$7,615	$7,983
Southwest Airlines Co. 2.75% 2019	11,780	11,847
Union Pacific Corp. 5.70% 2018	11,150	12,711
United Technologies Corp. 3.10% 2022	44,309	45,284
United Technologies Corp. 4.50% 2042	22,060	24,116
Volvo Treasury AB 5.95% 2015[3]	9,460	9,571
Waste Management, Inc. 2.60% 2016	8,890	9,100
Waste Management, Inc. 2.90% 2022	15,000	14,868
		430,377
Telecommunication services 0.48%
AT&T Inc. 2.40% 2016	18,000	18,376
AT&T Inc. 4.80% 2044	11,800	12,071
British Telecommunications PLC 2.35% 2019	18,950	18,941
Deutsche Telekom International Finance BV 9.25% 2032	9,719	15,751
Deutsche Telekom International Finance BV 4.875% 2042[3]	620	665
France Télécom 4.125% 2021	20,000	21,457
Orange SA 2.75% 2019	16,977	17,309
Orange SA 5.50% 2044	14,000	16,485
Telecom Italia Capital SA 6.999% 2018	4,992	5,566
Telefónica Emisiones, SAU 3.992% 2016	18,000	18,521
Telefónica Emisiones, SAU 3.192% 2018	15,000	15,439
Verizon Communications Inc. 3.00% 2021	10,000	9,877
Verizon Communications Inc. 5.15% 2023	57,250	63,262
Verizon Communications Inc. 3.50% 2024	27,040	26,622
Verizon Communications Inc. 6.25% 2037	20,000	24,593
Verizon Communications Inc. 6.55% 2043	35,095	45,028
Verizon Communications Inc. 4.862% 2046[3]	21,656	22,300
Verizon Communications Inc. 5.012% 2054[3]	28,783	29,908
		382,171
Materials 0.31%
Cliffs Natural Resources Inc. 4.875% 2021	2,310	1,253
Eastman Chemical Co. 2.70% 2020	21,000	21,143
Eastman Chemical Co. 3.80% 2025	9,800	9,997
Ecolab Inc. 3.00% 2016	9,410	9,723
Ecolab Inc. 4.35% 2021	1,000	1,091
Ecolab Inc. 5.50% 2041	1,500	1,812
Georgia-Pacific Corp. 2.539% 2019[3]	21,000	21,017
Georgia-Pacific Corp. 3.60% 2025[3]	17,000	17,108
Glencore Xstrata LLC 2.50% 2019[3]	16,000	15,770
Glencore Xstrata LLC 4.625% 2024[3]	8,300	8,374
Holcim Ltd. 5.15% 2023[3]	12,500	13,957
International Paper Co. 3.65% 2024	8,500	8,511
International Paper Co. 7.30% 2039	8,425	11,208
Monsanto Co. 3.375% 2024	10,000	10,181
Monsanto Co. 4.40% 2044	13,090	13,638
Mosaic Co. 4.25% 2023	4,600	4,863
Mosaic Co. 5.625% 2043	4,000	4,601
Newcrest Finance Pty Ltd. 4.45% 2021[3]	12,625	12,015
Packaging Corp. of America 4.50% 2023	610	640
Praxair, Inc. 1.05% 2017	16,000	15,843
Rio Tinto Finance (USA) Ltd. 2.25% 2016	15,000	15,286
Rio Tinto Finance (USA) Ltd. 1.625% 2017	16,000	16,005
American Balanced Fund — Page 12 of 27

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Rohm and Haas Co. 6.00% 2017	$5,003	$5,537
Xstrata Canada Financial Corp. 4.95% 2021[3]	10,000	10,565
		250,138
Information technology 0.21%
International Business Machines Corp. 1.95% 2016	52,500	53,522
International Business Machines Corp. 2.00% 2016	16,000	16,241
International Business Machines Corp. 3.625% 2024	30,960	32,317
KLA-Tencor Corp. 4.65% 2024	17,000	17,633
Oracle Corp. 2.25% 2019	18,500	18,645
Oracle Corp. 2.375% 2019	17,500	17,820
Oracle Corp. 2.80% 2021	6,100	6,185
Xerox Corp. 2.75% 2019	5,000	5,017
		167,380
Total corporate bonds & notes		7,376,647
U.S. Treasury bonds & notes 7.90% U.S. Treasury 6.34%
U.S. Treasury 0.25% 2015	489,000	489,323
U.S. Treasury 0.375% 2015	382,000	382,489
U.S. Treasury 1.375% 2015	70,000	70,712
U.S. Treasury 0.625% 2016	217,500	217,798
U.S. Treasury 1.50% 2016	205,000	208,087
U.S. Treasury 4.50% 2016	58,500	61,215
U.S. Treasury 0.875% 2017	136,675	136,857
U.S. Treasury 0.625% 2018	775,000	759,438
U.S. Treasury 1.50% 2019	511,500	508,201
U.S. Treasury 1.50% 2019	157,895	157,536
U.S. Treasury 1.625% 2019	351,250	350,864
U.S. Treasury 1.625% 2019	65,000	65,173
U.S. Treasury 1.625% 2019	40,000	40,066
U.S. Treasury 1.75% 2019	382,150	384,328
U.S. Treasury 2.25% 2024	256,000	257,841
U.S. Treasury 2.75% 2024	50,000	52,601
U.S. Treasury 5.50% 2028	58,750	80,304
U.S. Treasury 5.375% 2031	40,000	55,819
U.S. Treasury 4.50% 2036	104,882	140,082
U.S. Treasury 3.75% 2041	1,000	1,206
U.S. Treasury 3.125% 2043	78,550	84,374
U.S. Treasury 3.625% 2043	135,350	159,247
U.S. Treasury 3.00% 2044	13,100	13,766
U.S. Treasury 3.125% 2044	39,797	42,828
U.S. Treasury 3.375% 2044	27,000	30,411
U.S. Treasury 3.625% 2044	258,125	303,921
		5,054,487
U.S. Treasury inflation-protected securities 1.56%
U.S. Treasury Inflation-Protected Security 0.50% 2015[5]	27,392	27,037
U.S. Treasury Inflation-Protected Security 2.125% 2019[5]	55,298	59,552
U.S. Treasury Inflation-Protected Security 0.375% 2023[5]	22,550	22,389
U.S. Treasury Inflation-Protected Security 0.125% 2024[5]	62,627	60,600
U.S. Treasury Inflation-Protected Security 0.625% 2024[5]	349,363	352,521
U.S. Treasury Inflation-Protected Security 2.375% 2025[5]	62,986	74,279
American Balanced Fund — Page 13 of 27

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.75% 2042[5]	$79,550	$77,920
U.S. Treasury Inflation-Protected Security 0.625% 2043[5]	69,404	65,798
U.S. Treasury Inflation-Protected Security 1.375% 2044[5]	438,688	501,401
		1,241,497
Total U.S. Treasury bonds & notes		6,295,984
Mortgage-backed obligations 6.67%
Australia & New Zealand Banking Group Ltd. 1.00% 2016[3,6]	500	502
Australia & New Zealand Banking Group Ltd. 2.40% 2016[3,6]	750	768
Aventura Mall Trust, Series A, 3.743% 2032[3,4,6]	20,700	22,023
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[4,6]	6,533	6,881
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[4,6]	23,585	24,365
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 2045[4,6]	5,899	5,988
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 2046[6]	1,854	1,941
Banc of America Commercial Mortgage Inc., Series 2007-2, Class A-M, 5.791% 2049[4,6]	4,100	4,436
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.563% 2049[4,6]	13,569	14,576
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.427% 2051[4,6]	24,985	27,615
Bank of Montreal 2.85% 2015[3,6]	17,000	17,172
Bank of Montreal 2.625% 2016[3,6]	650	664
Bank of Montreal 1.95% 2017[3,6]	250	254
Bank of Nova Scotia 2.15% 2016[3,6]	350	357
Bank of Nova Scotia 1.95% 2017[3,6]	200	203
Bank of Nova Scotia 1.75% 2017[3,6]	65,625	66,431
Bank of Nova Scotia 2.125% 2019[6]	16,225	16,278
Barclays Bank PLC 2.50% 2015[3,6]	550	558
Barclays Bank PLC 2.25% 2017[3,6]	2,850	2,910
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PW10, Class AM, 5.449% 2040[4,6]	20,000	20,658
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class A1A, 5.557% 2038[4,6]	8,308	8,676
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[4,6]	9,665	10,496
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-1-A, 5.65% 2050[4,6]	1,840	2,006
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[4,6]	6,425	7,076
Caisse Centrale Desjardins 1.60% 2017[3,6]	600	606
Canadian Imperial Bank of Commerce 2.75% 2016[3,6]	400	409
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 2.489% 2033[4,6]	2,784	2,754
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A-4, 5.431% 2049[6]	6,352	6,730
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.40% 2044[4,6]	8,657	8,800
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[6]	21,281	22,365
COMM Mortgage Trust Series 2014-277P, Class A, 3.611% 2049[3,4,6]	33,500	35,054
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[6]	18,806	20,101
Commercial Mortgage Trust, Series 2007-C9, Class A-1-A, 5.796% 2049[4,6]	1,008	1,092
Commonwealth Bank of Australia 0.75% 2016[3,6]	13,750	13,754
Commonwealth Bank of Australia 2.25% 2017[3,6]	675	690
Commonwealth Bank of Australia 1.875% 2018[3,6]	5,700	5,698
Commonwealth Bank of Australia 2.00% 2019[3,6]	23,500	23,488
Connecticut Avenue Securities, Series 2013-C01, Class M-1, 2.155% 2023[3,4,6]	816	820
Connecticut Avenue Securities, Series 2014-C01, Class M-1, 1.755% 2024[3,4,6]	1,734	1,727
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, 1.105% 2024[4,6]	7,771	7,636
Connecticut Avenue Securities, Series 2014-C03, Class 2M-1, 1.355% 2024[4,6]	4,509	4,437
Connecticut Avenue Securities, Series 2014-C03, Class 1M-1, 1.355% 2024[4,6]	2,827	2,800
Credit Mutuel-CIC Home Loan SFH 1.50% 2017[3,6]	800	803
Credit Suisse Group AG 2.60% 2016[3,6]	700	717
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class A, 01.05% 2027[3,4,6]	5,215	5,209
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032[6]	474	514
American Balanced Fund — Page 14 of 27

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032[6]	$747	$799
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033[6]	621	667
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033[6]	1,116	1,187
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034[6]	3,717	3,830
CS First Boston Mortgage Securities Corp., Series 2007-C3, Class A-1-A-1, 5.893% 2039[4,6]	6,970	7,488
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A1A, 5.46% 2039[6]	7,244	7,642
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[4,6]	18,360	19,833
DBUBS Mortgage Trust, Series 2011-LC2A, Class A-2, 3.386% 2044[3,6]	15,381	15,817
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[3,6]	13,228	13,548
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 2046[3,6]	9,500	10,733
DNB ASA 1.45% 2019[3,6]	925	919
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.003% 2031[3,4,6]	20,910	20,924
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-B, 1.353% 2031[3,4,6]	4,005	3,966
Fannie Mae 11.00% 2018[6]	41	44
Fannie Mae 4.50% 2025[6]	6,383	6,900
Fannie Mae 4.50% 2025[6]	6,461	6,984
Fannie Mae 2.50% 2027[6]	1,175	1,199
Fannie Mae 2.50% 2027[6]	2,389	2,439
Fannie Mae 2.50% 2027[6]	1,860	1,898
Fannie Mae 2.50% 2027[6]	987	1,007
Fannie Mae 2.50% 2027[6]	34,537	35,255
Fannie Mae 2.50% 2027[6]	33,237	33,928
Fannie Mae 2.50% 2027[6]	992	1,012
Fannie Mae 2.50% 2027[6]	2,090	2,133
Fannie Mae 2.50% 2028[6]	26,327	26,859
Fannie Mae 2.50% 2028[6]	6,161	6,289
Fannie Mae 2.50% 2028[6]	1,733	1,768
Fannie Mae 2.50% 2028[6]	402	410
Fannie Mae 2.50% 2028[6]	861	878
Fannie Mae 2.50% 2028[6]	1,086	1,108
Fannie Mae 2.50% 2028[6]	2,642	2,695
Fannie Mae 2.50% 2028[6]	2,624	2,677
Fannie Mae 2.50% 2028[6]	2,837	2,891
Fannie Mae 5.50% 2033[6]	471	530
Fannie Mae 5.50% 2033[6]	4,598	5,169
Fannie Mae 5.50% 2033[6]	4,102	4,617
Fannie Mae 4.50% 2034[6]	16,815	18,330
Fannie Mae 5.50% 2035[6]	1,978	2,226
Fannie Mae 5.50% 2035[6]	1,054	1,191
Fannie Mae 5.00% 2035[6]	1,842	2,045
Fannie Mae 6.50% 2035[6]	3,803	4,405
Fannie Mae 5.50% 2036[6]	407	457
Fannie Mae 5.50% 2036[6]	368	413
Fannie Mae 6.00% 2036[6]	1,158	1,313
Fannie Mae 6.00% 2037[6]	15,315	17,333
Fannie Mae 6.50% 2037[6]	1,609	1,816
Fannie Mae 7.00% 2037[6]	379	424
Fannie Mae 6.50% 2037[6]	3,165	3,495
Fannie Mae 6.50% 2037[6]	3,121	3,541
Fannie Mae 7.00% 2037[6]	834	931
Fannie Mae 7.00% 2037[6]	615	687
Fannie Mae 5.50% 2038[6]	903	1,009
Fannie Mae 6.50% 2038[6]	4,464	4,947
American Balanced Fund — Page 15 of 27

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 6.00% 2039[6]	$23,196	$26,330
Fannie Mae 5.50% 2039[6]	152	170
Fannie Mae 5.00% 2040[6]	2,406	2,660
Fannie Mae 3.251% 2040[4,6]	1,413	1,513
Fannie Mae 4.38% 2040[4,6]	1,330	1,411
Fannie Mae 3.577% 2040[4,6]	948	1,015
Fannie Mae 5.00% 2040[6]	20,065	22,192
Fannie Mae 4.00% 2040[6]	25,024	26,884
Fannie Mae 4.186% 2040[4,6]	3,569	3,788
Fannie Mae 4.50% 2040[6]	16,915	18,381
Fannie Mae 5.00% 2040[6]	3,274	3,624
Fannie Mae 5.00% 2040[6]	2,272	2,509
Fannie Mae 4.50% 2040[6]	25,814	28,051
Fannie Mae 4.50% 2040[6]	21,325	23,177
Fannie Mae 4.00% 2040[6]	4,547	4,901
Fannie Mae 4.50% 2041[6]	10,024	10,889
Fannie Mae 3.076% 2041[4,6]	838	895
Fannie Mae 3.529% 2041[4,6]	481	506
Fannie Mae 5.00% 2041[6]	3,657	4,042
Fannie Mae 5.00% 2041[6]	3,095	3,426
Fannie Mae 4.00% 2041[6]	12,676	13,546
Fannie Mae 5.00% 2041[6]	3,156	3,491
Fannie Mae 5.00% 2041[6]	1,490	1,647
Fannie Mae 5.00% 2041[6]	294	325
Fannie Mae 3.441% 2041[4,6]	1,079	1,138
Fannie Mae 5.00% 2041[6]	3,451	3,821
Fannie Mae 5.00% 2041[6]	2,916	3,229
Fannie Mae 5.00% 2041[6]	344	381
Fannie Mae 5.00% 2041[6]	44	49
Fannie Mae 5.00% 2041[6]	40	44
Fannie Mae 5.00% 2041[6]	2,625	2,908
Fannie Mae 5.00% 2041[6]	2,056	2,274
Fannie Mae 5.00% 2041[6]	748	828
Fannie Mae 5.00% 2041[6]	709	788
Fannie Mae 5.00% 2041[6]	250	276
Fannie Mae 5.00% 2041[6]	157	175
Fannie Mae 5.00% 2041[6]	849	940
Fannie Mae 4.00% 2041[6]	12,933	13,897
Fannie Mae 4.00% 2041[6]	2,445	2,637
Fannie Mae 5.00% 2041[6]	358	396
Fannie Mae 5.00% 2041[6]	82	91
Fannie Mae 4.00% 2041[6]	3,587	3,863
Fannie Mae 3.547% 2041[4,6]	14,783	15,510
Fannie Mae 4.00% 2041[6]	16,785	18,034
Fannie Mae 4.00% 2041[6]	13,971	14,927
Fannie Mae 4.00% 2041[6]	8,389	8,963
Fannie Mae 4.00% 2041[6]	7,567	8,154
Fannie Mae 4.00% 2041[6]	4,316	4,652
Fannie Mae 4.00% 2042[6]	12,385	13,347
Fannie Mae 4.00% 2042[6]	3,072	3,295
Fannie Mae 5.00% 2042[6]	656	726
Fannie Mae 4.00% 2042[6]	37,458	40,362
Fannie Mae 4.00% 2042[6]	10,035	10,784
Fannie Mae 4.00% 2042[6]	4,483	4,808
Fannie Mae 4.00% 2042[6]	17,569	18,880
American Balanced Fund — Page 16 of 27

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 3.50% 2042[6]	$23,800	$24,839
Fannie Mae 4.00% 2042[6]	6,733	7,275
Fannie Mae 3.50% 2042[6]	6,959	7,287
Fannie Mae 4.00% 2042[6]	30,511	32,600
Fannie Mae 4.00% 2042[6]	17,289	18,473
Fannie Mae 4.00% 2042[6]	2,802	2,993
Fannie Mae 4.00% 2042[6]	54,078	58,443
Fannie Mae 4.00% 2042[6]	26,615	28,766
Fannie Mae 5.00% 2042[6]	508	560
Fannie Mae 4.00% 2042[6]	11,158	12,039
Fannie Mae 2.515% 2043[4,6]	1,337	1,350
Fannie Mae 3.00% 2043[6]	11,079	11,224
Fannie Mae 4.00% 2043[6]	18,639	20,081
Fannie Mae 3.00% 2043[6]	37,234	37,718
Fannie Mae 3.00% 2043[6]	21,716	22,006
Fannie Mae 3.00% 2043[6]	4,705	4,766
Fannie Mae 3.00% 2043[6]	907	918
Fannie Mae 3.50% 2043[6]	53,309	55,625
Fannie Mae 3.50% 2043[6]	45,711	47,698
Fannie Mae 3.00% 2043[6]	4,688	4,748
Fannie Mae 3.00% 2043[6]	2,743	2,778
Fannie Mae 3.00% 2043[6]	1,169	1,184
Fannie Mae 3.00% 2043[6]	1,086	1,100
Fannie Mae 3.00% 2043[6]	959	971
Fannie Mae 3.00% 2043[6]	929	941
Fannie Mae 3.00% 2043[6]	888	900
Fannie Mae 3.50% 2043[6]	28,424	29,659
Fannie Mae 4.00% 2043[6]	66,701	71,959
Fannie Mae 4.00% 2043[6]	3,392	3,659
Fannie Mae 3.00% 2043[6]	41,118	41,645
Fannie Mae 3.00% 2043[6]	7,913	8,013
Fannie Mae 3.00% 2043[6]	923	935
Fannie Mae 3.00% 2043[6]	736	745
Fannie Mae 3.50% 2043[6]	20,163	21,039
Fannie Mae 3.50% 2043[6]	19,213	20,048
Fannie Mae 3.50% 2043[6]	10,696	11,160
Fannie Mae 3.50% 2043[6]	9,325	9,730
Fannie Mae 3.50% 2043[6]	9,175	9,574
Fannie Mae 3.50% 2043[6]	6,603	6,890
Fannie Mae 3.00% 2043[6]	163,816	165,888
Fannie Mae 3.00% 2043[6]	2,540	2,573
Fannie Mae 3.00% 2043[6]	2,464	2,495
Fannie Mae 3.00% 2043[6]	1,913	1,937
Fannie Mae 3.00% 2043[6]	1,876	1,900
Fannie Mae 3.00% 2043[6]	866	877
Fannie Mae 3.00% 2043[6]	865	875
Fannie Mae 3.00% 2043[6]	818	828
Fannie Mae 4.00% 2043[6]	9,284	9,920
Fannie Mae 4.00% 2043[6]	5,296	5,659
Fannie Mae 3.00% 2043[6]	16,270	16,474
Fannie Mae 3.00% 2043[6]	16,147	16,360
Fannie Mae 3.00% 2043[6]	13,090	13,251
Fannie Mae 3.00% 2043[6]	4,766	4,826
Fannie Mae 3.00% 2043[6]	4,725	4,783
Fannie Mae 3.00% 2043[6]	4,626	4,683
American Balanced Fund — Page 17 of 27

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 3.00% 2043[6]	$2,621	$2,653
Fannie Mae 3.00% 2043[6]	956	968
Fannie Mae 3.00% 2043[6]	953	964
Fannie Mae 4.00% 2043[6]	79,291	84,721
Fannie Mae 3.00% 2043[6]	21,683	21,957
Fannie Mae 3.00% 2043[6]	19,364	19,606
Fannie Mae 3.00% 2043[6]	199	202
Fannie Mae 4.00% 2043[6]	4,627	4,965
Fannie Mae 3.00% 2043[6]	8,275	8,377
Fannie Mae 4.00% 2043[6]	10,973	11,797
Fannie Mae 4.00% 2043[6]	1,104	1,191
Fannie Mae 4.00% 2043[6]	144	154
Fannie Mae 3.00% 2043[6]	17,491	17,709
Fannie Mae 4.00% 2043[6]	648	700
Fannie Mae 4.00% 2043[6]	648	700
Fannie Mae 4.00% 2043[6]	633	683
Fannie Mae 4.00% 2043[6]	499	539
Fannie Mae 4.00% 2043[6]	472	508
Fannie Mae 4.50% 2043[6]	24,267	26,352
Fannie Mae 4.50% 2043[6]	16,215	17,607
Fannie Mae 3.00% 2044[6]	166	168
Fannie Mae 3.50% 2044[6]	43,864	45,770
Fannie Mae 3.50% 2044[6]	29,021	30,283
Fannie Mae 3.50% 2044[6]	26,743	27,906
Fannie Mae 3.50% 2045[6,8]	349,130	363,794
Fannie Mae 4.50% 2045[6,8]	92,417	100,310
Fannie Mae 5.00% 2045[6,8]	96,715	106,857
Fannie Mae 4.00% 2045[6,8]	45,000	47,891
Fannie Mae 4.50% 2045[6,8]	164,483	178,223
Fannie Mae 7.00% 2047[6]	18	20
Fannie Mae 6.50% 2047[6]	276	308
Fannie Mae 6.50% 2047[6]	82	91
Fannie Mae 6.50% 2047[6]	59	65
Fannie Mae 7.00% 2047[6]	297	335
Fannie Mae 7.00% 2047[6]	269	304
Fannie Mae 7.00% 2047[6]	249	281
Fannie Mae 7.00% 2047[6]	89	101
Fannie Mae 6.50% 2047[6]	434	484
Fannie Mae 7.00% 2047[6]	294	332
Fannie Mae, Series 2001-4, Class NA, 10.005% 2025[4,6]	16	17
Fannie Mae, Series 2001-20, Class D, 11.006% 2031[4,6]	9	9
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[6]	1,872	1,718
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036[6]	3,647	4,034
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[6]	223	248
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[6]	381	442
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041[6]	297	347
Fannie Mae, Series 2002-W1, Class 2A, 6.532% 2042[4,6]	434	507
Firstmac Bond Trust, Series 2014-1A, Class A2A, 0.504% 2015[3,4,6]	24,250	24,276
Freddie Mac 5.00% 2023[6]	3,083	3,336
Freddie Mac 5.00% 2023[6]	1,973	2,134
Freddie Mac 5.00% 2023[6]	740	800
Freddie Mac 5.00% 2023[6]	836	904
Freddie Mac 5.00% 2023[6]	833	901
Freddie Mac 5.00% 2023[6]	4,499	4,866
Freddie Mac 5.00% 2024[6]	6,104	6,643
American Balanced Fund — Page 18 of 27

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 6.00% 2026[6]	$2,313	$2,619
Freddie Mac 6.00% 2026[6]	1,885	2,136
Freddie Mac 6.00% 2026[6]	1,700	1,927
Freddie Mac 6.50% 2027[6]	1,108	1,263
Freddie Mac 6.50% 2027[6]	342	390
Freddie Mac 6.50% 2027[6]	135	154
Freddie Mac 6.50% 2028[6]	493	563
Freddie Mac 5.50% 2037[6]	114	127
Freddie Mac 5.50% 2037[6]	425	476
Freddie Mac 5.50% 2038[6]	384	430
Freddie Mac 6.00% 2038[6]	405	458
Freddie Mac 6.00% 2038[6]	2,631	2,974
Freddie Mac 5.50% 2038[6]	156	174
Freddie Mac 5.50% 2039[6]	538	602
Freddie Mac 3.835% 2039[4,6]	1,024	1,093
Freddie Mac 4.50% 2040[6]	761	825
Freddie Mac 4.50% 2040[6]	19,953	21,653
Freddie Mac 3.106% 2040[4,6]	123	132
Freddie Mac 2.834% 2041[4,6]	157	164
Freddie Mac 4.50% 2041[6]	823	896
Freddie Mac 3.401% 2041[4,6]	163	172
Freddie Mac 4.50% 2041[6]	2,394	2,598
Freddie Mac 4.50% 2041[6]	1,028	1,120
Freddie Mac 3.249% 2041[4,6]	1,628	1,728
Freddie Mac 4.50% 2041[6]	879	954
Freddie Mac 5.00% 2041[6]	922	1,023
Freddie Mac 4.50% 2041[6]	2,211	2,401
Freddie Mac 4.50% 2041[6]	476	517
Freddie Mac 2.575% 2042[4,6]	1,063	1,075
Freddie Mac 2.352% 2043[4,6]	8,501	8,536
Freddie Mac 4.00% 2043[6]	1,791	1,923
Freddie Mac 4.00% 2043[6]	3,101	3,328
Freddie Mac 4.00% 2043[6]	1,292	1,387
Freddie Mac 4.00% 2043[6]	1,094	1,178
Freddie Mac 4.00% 2043[6]	894	963
Freddie Mac 4.00% 2043[6]	748	805
Freddie Mac 4.00% 2043[6]	560	604
Freddie Mac 3.50% 2044[6]	75,633	78,711
Freddie Mac 3.128% 2044[4,6]	4,285	4,433
Freddie Mac, Series 2013-DN1, Class M-1, 3.555% 2023[4,6]	9,384	9,702
Freddie Mac, Series 2013-DN2, Class M-1, 1.605% 2023[4,6]	7,395	7,359
Freddie Mac, Series 2014-DN1, Class M-1, 1.155% 2024[4,6]	1,255	1,246
Freddie Mac, Series 2014-DN2, Class M-1, 1.005% 2024[4,6]	6,175	6,128
Freddie Mac, Series 2014-DN2, Class M-2, 1.805% 2024[4,6]	8,535	8,244
Freddie Mac, Series 2014-DN3, Class M-1, 1.507% 2024[4,6]	21,798	21,771
Freddie Mac, Series 2014-HQ1, Class M-1, 1.807% 2024[4,6]	19,635	19,641
Freddie Mac, Series 2014-DN3, Class M-2, 2.557% 2024[4,6]	3,100	3,096
Freddie Mac, Series 2014-HQ1, Class M-2, 2.657% 2024[4,6]	11,100	10,943
Freddie Mac, Series 2014-HQ2, Class M-1, 1.604% 2024[4,6]	17,793	17,716
Freddie Mac, Series 2014-HQ2, Class M-2, 2.354% 2024[4,6]	21,320	20,651
Freddie Mac, Series 2014-HQ3, Class M-1, 1.82% 2024[4,6]	17,062	17,054
Freddie Mac, Series 2014-DN4, Class M-2, 2.57% 2024[4,6]	10,135	10,124
Freddie Mac, Series T-041, Class 3-A, 6.539% 2032[4,6]	1,934	2,207
Freddie Mac, Series 3061, Class PN, 5.50% 2035[6]	2,976	3,290
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[6]	3,343	3,143
American Balanced Fund — Page 19 of 27

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[6]	$4,786	$4,486
Freddie Mac, Series 3233, Class PA, 6.00% 2036[6]	8,558	9,599
Freddie Mac, Series 3272, Class PA, 6.00% 2037[6]	4,684	5,232
Freddie Mac, Series 3312, Class PA, 5.50% 2037[6]	6,125	6,751
Freddie Mac, Series 3318, Class JT, 5.50% 2037[6]	5,891	6,493
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.312% 2045[4,6]	12,431	12,449
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM, 5.29% 2045[4,6]	8,000	8,236
Government National Mortgage Assn. 10.00% 2021[6]	140	162
Government National Mortgage Assn. 6.50% 2038[6]	6,867	7,858
Government National Mortgage Assn. 6.00% 2038[6]	14,207	15,966
Government National Mortgage Assn. 4.00% 2039[6]	1,654	1,776
Government National Mortgage Assn. 4.00% 2039[6]	2,607	2,799
Government National Mortgage Assn. 4.00% 2039[6]	2,637	2,832
Government National Mortgage Assn. 4.00% 2040[6]	4,505	4,841
Government National Mortgage Assn. 4.00% 2040[6]	1,888	2,030
Government National Mortgage Assn. 4.00% 2040[6]	17,378	18,897
Government National Mortgage Assn. 4.00% 2040[6]	4,000	4,348
Government National Mortgage Assn. 4.00% 2040[6]	3,938	4,233
Government National Mortgage Assn. 4.00% 2040[6]	2,590	2,783
Government National Mortgage Assn. 4.00% 2040[6]	13,699	14,710
Government National Mortgage Assn. 4.00% 2041[6]	31,554	33,918
Government National Mortgage Assn. 4.00% 2041[6]	4,352	4,675
Government National Mortgage Assn. 4.00% 2041[6]	2,428	2,608
Government National Mortgage Assn. 4.00% 2041[6]	554	595
Government National Mortgage Assn. 4.00% 2044[6]	218,853	234,855
Government National Mortgage Assn. 4.00% 2044[6]	20,674	22,205
Government National Mortgage Assn. 4.00% 2044[6]	170,730	183,447
Government National Mortgage Assn. 4.00% 2044[6]	110,081	118,233
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.819% 2038[4,6]	21,920	22,927
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-1-A, 5.819% 2038[4,6]	2,428	2,549
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-1-A, 5.426% 2039[6]	4,373	4,699
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[6]	38,708	41,325
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[6]	34,116	37,386
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A-4, 5.56% 2039[6]	11,683	12,389
GS Mortgage Securities Corp. II, Series 2011-GC3, Class A-2, 3.645% 2044[3,6]	2,336	2,393
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A-1-A, 5.796% 2045[4,6]	3,025	3,291
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[3,6]	14,110	14,140
Hilton USA Trust, Series 2013-HLF-BFX, 3.367% 2030[3,6]	4,000	4,054
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2014-INN, Class A, 1.074% 2029[3,4,6]	8,000	7,985
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.467% 2037[4,6]	6,626	6,626
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A-1-A, 5.471% 2043[4,6]	3,719	3,889
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-1-A, 5.811% 2043[4,6]	1,444	1,519
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[4,6]	5,063	5,311
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.863% 2045[4,6]	16,835	17,589
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[3,6]	28,038	28,865
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[3,6]	11,962	12,282
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A-1-A, 5.092% 2047[4,6]	5,138	5,487
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-1-A, 5.439% 2049[6]	5,741	6,144
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.703% 2049[4,6]	36,493	39,506
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.703% 2049[4,6]	32,990	35,444
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[6]	19,436	20,940
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[4,6]	11,131	12,150
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045[6]	30,357	31,965
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-3, 5.336% 2047[6]	9,891	10,513
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047[6]	10,596	11,011
American Balanced Fund — Page 20 of 27

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3,6]	$12,041	$13,496
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 5.858% 2044[4,6]	6,432	7,015
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A1A, 5.641% 2039[4,6]	8,933	9,302
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040[6]	42,056	45,246
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[6]	28,167	30,171
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[4,6]	2,675	2,824
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[4,6]	24,060	26,127
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.163% 2045[4,6]	11,575	12,898
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 6.028% 2050[4,6]	8,000	8,606
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A-1-A, 6.062% 2046[4,6]	9,566	10,076
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.079% 2049[4,6]	10,000	10,921
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2021[3,6]	19,870	20,587
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[6]	20,685	21,994
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[6]	4,500	4,797
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.105% 2049[4,6]	23,511	25,597
National Australia Bank 2.00% 2017[3,6]	500	508
National Australia Bank 1.25% 2018[3,6]	14,120	13,947
National Australia Bank 2.00% 2019[3,6]	4,925	4,938
National Australia Bank 2.125% 2019[3,6]	11,000	11,037
National Bank of Canada 2.20% 2016[3,6]	600	614
Norddeutsche Landesbank 2.00% 2019[3,6]	5,400	5,443
Nordea Eiendomskreditt AS 2.125% 2017[3,6]	700	713
Northern Rock PLC 5.625% 2017[3,6]	2,025	2,224
Pepper Residential Securities Trust, Series 2013-1A, Class A-U2, 0.455% 2015[3,4,6]	25,000	25,028
Royal Bank of Canada 1.125% 2016[6]	1,000	1,005
Royal Bank of Canada 2.20% 2019[6]	37,700	38,018
Royal Bank of Canada 2.00% 2019[6]	3,550	3,587
Skandinaviska Enskilda 1.375% 2018[3,6]	950	943
Sparebank 1 Boligkreditt AS 2.625% 2017[3,6]	400	410
Sparebank 1 Boligkreditt AS 2.30% 2018[3,6]	750	770
Sparebank 1 Boligkreditt AS 1.25% 2019[3,6]	1,200	1,183
Sparebank 1 Boligkreditt AS 1.75% 2020[3,6]	3,950	3,871
Stadshypotek AB 1.875% 2019[3,6]	775	766
Swedbank AB 2.95% 2016[3,6]	300	308
Swedbank AB 2.125% 2016[3,6]	525	536
Swedbank AB 1.375% 2018[3,6]	925	917
Toronto-Dominion Bank 1.625% 2016[3,6]	400	405
Toronto-Dominion Bank 1.50% 2017[3,6]	65,000	65,541
UBS AG 1.875% 2015[3,6]	600	600
UBS AG 0.75% 2017[3,6]	925	924
UBS AG 2.25% 2017[3,6]	650	665
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.707% 2043[4,6]	35,152	36,660
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[6]	14,000	14,958
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A, 5.749% 2045[4,6]	3,851	4,084
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047[6]	10,000	10,789
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.933% 2049[4,6]	31,635	34,010
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A-M, 5.941% 2051[4,6]	17,000	18,550
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 2.614% 2035[4,6]	9,745	9,817
Westpac Banking Corp. 1.375% 2015[3,6]	700	703
Westpac Banking Corp. 2.45% 2016[3,6]	575	590
Westpac Banking Corp. 1.25% 2017[3,6]	800	793
Westpac Banking Corp. 1.85% 2018[3,6]	8,300	8,308
Westpac Banking Corp. 2.00% 2019[3,6]	28,300	28,228
Westpac Banking Corp. 1.375% 2019[3,6]	3,325	3,283
WFLD Mortgage Trust, Series 2014-MONT, Class A, 3.755% 2031[3,4,6]	20,000	21,177
American Balanced Fund — Page 21 of 27

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
WFLD Mortgage Trust, Series 2014-MONT, Class B, 3.755% 2031[3,4,6]	$4,700	$4,898
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.755% 2031[3,4,6]	2,650	2,696
		5,316,245
Federal agency bonds & notes 2.30%
CoBank, ACB 0.834% 2022[3,4]	16,135	15,127
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026[6]	6,744	6,792
Fannie Mae 0.50% 2015	175,000	175,238
Fannie Mae 0.50% 2016	94,090	94,054
Fannie Mae 0.375% 2016	64,125	63,958
Fannie Mae 0.625% 2016	62,975	62,994
Fannie Mae 5.00% 2017	5,820	6,334
Fannie Mae 1.75% 2019	52,375	52,416
Fannie Mae 2.625% 2024	73,995	75,033
Fannie Mae 6.25% 2029	4,000	5,581
Fannie Mae, Series 2014-M2, Class A-S-Q2, multifamily 0.478% 2015[6]	8,517	8,517
Fannie Mae, Series 2014-M6, Class FA, multifamily 0.4588% 2017[4,6]	12,352	12,344
Fannie Mae, Series 2012-M8, multifamily 1.52% 2019[6]	16,665	16,689
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022[6]	14,000	14,240
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[6]	21,843	21,846
Fannie Mae, Series 2012-M14, Class A2, multifamily 2.301% 2022[4,6]	8,570	8,454
Fannie Mae, Series 2014-M1, multifamily 3.373% 2023[4,6]	24,550	25,759
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[4,6]	24,642	25,962
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[4,6]	30,325	32,385
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.477% 2024[4,6]	39,555	42,089
Fannie Mae, Series 2014-M9, multifamily 3.103% 2024[4,6]	26,055	26,955
Federal Farm Credit Banks 0.225% 2017[4]	23,143	23,147
Federal Farm Credit Banks 0.212% 2017[4]	31,250	31,259
Federal Home Loan Bank 0.375% 2016	21,230	21,209
Federal Home Loan Bank 2.125% 2016	61,140	62,489
Federal Home Loan Bank 0.50% 2016	35,895	35,819
Federal Home Loan Bank 0.625% 2016	10,040	10,017
Federal Home Loan Bank 1.875% 2020	25,660	25,669
Federal Home Loan Bank 3.375% 2023	16,840	18,083
Federal Home Loan Bank 5.50% 2036	600	821
Freddie Mac 1.75% 2015	22,425	22,653
Freddie Mac 0.50% 2016	114,105	114,080
Freddie Mac 2.50% 2016	83,400	85,695
Freddie Mac 0.875% 2016	50,000	50,201
Freddie Mac 0.75% 2018	200,400	197,915
Freddie Mac 2.375% 2022	27,000	27,373
Freddie Mac, Series K706, Class A2, multifamily 2.323% 2018[6]	1,050	1,072
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019[6]	20,000	19,857
Freddie Mac, Series KGRP, Class A, multifamily 0.536% 2020[4,6]	12,924	12,972
Freddie Mac, Series KF02, Class A3, multifamily 0.80% 2020[4,6]	2,686	2,695
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020[6]	2,050	2,119
Freddie Mac, Series K714, Class A2, multifamily 3.034% 2020[4,6]	15,500	16,212
Freddie Mac, Series K716, Class A2, multifamily 3.132% 2021[6]	11,960	12,510
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 2022[6]	5,398	5,362
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[6]	16,000	15,905
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[6]	16,555	16,529
Freddie Mac, Series K031, Class A1, multifamily 2.778% 2022[6]	1,080	1,117
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[6]	15,904	16,089
Freddie Mac, Series K029, Class A1, multifamily 2.839% 2022[6]	961	996
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[6]	1,075	1,077
American Balanced Fund — Page 22 of 27

Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K027, Class A2, multifamily 2.637% 2023[6]	$14,500	$14,587
Freddie Mac, Series K034, Class A1, multifamily 2.669% 2023[6]	17,033	17,485
Freddie Mac, Series K036, Class A1, multifamily 2.777% 2023[6]	6,774	6,984
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[4,6]	16,500	17,636
Freddie Mac, Series K040, Class A2, multifamily 3.241% 2024[6]	13,416	14,030
Freddie Mac, Series K041, Class A-2, multifamily 3.171% 2024[6]	34,720	36,096
Private Export Funding Corp. 2.80% 2022	3,125	3,183
Private Export Funding Corp. 3.55% 2024	25,897	27,654
Tennessee Valley Authority, Series A, 3.875% 2021	5,000	5,496
Tennessee Valley Authority 1.875% 2022	1,650	1,588
Tennessee Valley Authority, Series B, 3.50% 2042	14,750	14,667
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	5,800	5,974
United States Agency for International Development, Ukraine, 1.844% 2019	8,665	8,742
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 0% 2016	866	873
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.49% 2029[6]	829	870
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.82% 2032[6]	4,262	4,577
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026[6]	3,929	3,919
		1,833,152
Asset-backed obligations 1.20%
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[3,6]	16,535	16,998
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[3,6]	18,500	18,436
Ally Auto Receivables Trust, Series 2014-1, Class A3, 0.97% 2018[6]	21,410	21,381
Ally Master Owner Trust, Series 2014-1, Class A1, 0.624% 2019[4,6]	6,985	6,981
Ally Master Owner Trust, Series 2014-1, Class A2, 1.29% 2019[6]	7,675	7,661
Ally Master Owner Trust, Series 2014-4, Class A1, 0.554% 2019[4,6]	10,000	9,985
Ally Master Owner Trust, Series 2014-5, Class A2, 1.60% 2019[6]	11,800	11,778
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[6]	28,610	28,570
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class C-2, 2.67% 2015[6]	3,600	3,645
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class A-3, 1.15% 2017[6]	6,300	6,262
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-2-A, 0.72% 2018[6]	14,450	14,446
AmeriCredit Automobile Receivables Trust, Series 2012-4, Class C, 1.93% 2018[6]	710	715
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-3, 1.27% 2019[6]	12,300	12,261
Appalachian Consumer Rate Relief Funding LLC, Series 2013-1, Class A-2, 3.77% 2031[6]	1,310	1,411
ARI Fleet Lease Trust, Series 2014-A, Class A-2, 0.81% 2022[3,6]	2,625	2,618
BA Credit Card Trust, Series 2014-A1, Class A, 0.534% 2021[4,6]	11,535	11,516
Bank of the West Auto Trust, Series 2014-1, Class A-2, 0.69% 2017[3,6]	14,000	14,001
Bank of the West Auto Trust, Series 2014-1, Class A-3, 1.09% 2019[3,6]	5,580	5,581
Capital One Multi-asset Execution Trust, Series 2014-A5, Class A, 1.48% 2020[6]	15,110	15,136
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, 2.131% 2021[2,3,4,6]	12,145	12,142
CarMaxAuto Owner Trust, Series 2014-1, Class A-2, 0.47% 2017[6]	6,558	6,557
CarMaxAuto Owner Trust, Series 2014-1, Class A-3, 0.79% 2018[6]	16,285	16,238
CarMaxAuto Owner Trust, Series 2014-3, Class A-3, 1.16% 2019[6]	8,475	8,450
CarMaxAuto Owner Trust, Series 2014-4, Class A-3, 1.25% 2019[6]	12,600	12,576
Chase Issuance Trust, Series 2014-A7, Class A, 1.38% 2019[6]	22,000	22,004
Chesapeake Funding LLC, Series 2014-1-A, Class A, 0.579% 2026[3,4,6]	17,095	17,099
Chrysler Capital Auto Receivables Trust, Series 2014-A-A, Class A-3, 0.83% 2018[3,6]	6,225	6,212
Chrysler Capital Auto Receivables Trust, Series 2014-A-A, Class A-4, 1.31% 2019[3,6]	4,150	4,138
Citibank Credit Card Issuance Trust, Series 2014-A-2, Class A-2, 1.02% 2019[6]	16,380	16,322
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15% 2019[6]	22,725	22,853
CWABS, Inc., Series 2004-BC1, Class M-1, 0.905% 2034[4,6]	2,581	2,481
Dell Equipment Finance Trust, Series 2014-1, Class A2, 0.64% 2016[3,6]	10,000	10,000
American Balanced Fund — Page 23 of 27

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 2021[6]	$20,680	$20,784
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 2019[3,6]	11,855	11,849
Enterprise Fleet Financing LLC, Series 2014-1, Class A3, 1.38% 2019[3,6]	5,000	5,004
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05% 2020[3,6]	26,765	26,745
Fifth Third Auto Trust, Series 2014-1, Class A3, 0.68% 2018[6]	9,300	9,289
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[6]	7,555	7,530
Ford Credit Auto Lease Trust, Series 2014-B, Class A3, 0.89% 2017[6]	18,720	18,678
Ford Credit Auto Owner Trust, Series 2014-A-A3, 0.79% 2018[6]	11,225	11,213
Ford Credit Auto Owner Trust, Series 2014-B-A3, 0.90% 2018[6]	24,780	24,758
Ford Credit Auto Owner Trust, Series 2014-1-A, 2.26% 2025[3,6]	4,250	4,278
Ford Credit Auto Owner Trust, Series 2014-2-A, 2.31% 2026[3,6]	33,900	34,067
Henderson Receivables LLC, Series 2014-2A, Class A, 3.61% 2073[3,6]	7,477	7,591
Henderson Receivables LLC, Series 2014-3A, Class A, 3.50% 2077[3,6]	2,997	3,012
Hertz Fleet Lease Funding LP, Series 2014-1-A, 0.554% 2028[3,4,6]	19,135	19,138
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[3,6]	16,000	15,995
Hilton Grand Vacation Trust, Series 2014-AA, Class A, 1.77% 2026[3,6]	4,881	4,835
Honda Auto Receivables Owner Trust, Series 2014-3, Class A-3, 0.88% 2017[6]	13,315	13,274
Honda Auto Receivables Owner Trust, Series 2014-1, Class A-3, 0.67% 2017[6]	33,265	33,194
Honda Auto Receivables Owner Trust, Series 2014-4, Class A-3, 0.99% 2018[6]	11,560	11,535
Honda Auto Receivables Owner Trust, Series 2014-1, Class A-4, 1.04% 2020[6]	30,000	29,880
Hyundai Auto Receivables Trust, Series 2014-A, Class A2, 0.46% 2017[6]	7,242	7,240
Hyundai Auto Receivables Trust, Series 2013-B, Class A4, 1.01% 2019[6]	10,500	10,510
Mercedes-Benz Auto Receivables Trust, Series 2014-1, Class A3, 0.87% 2018[6]	12,750	12,720
Mississippi Higher Education Assistance Corp., Series 2014-1, Class A1, 0.835% 2035[4,6]	5,573	5,564
Navient Student Loan Trust, Series 2014-AA, Class A-1, 0.641% 2022[3,4,6]	5,109	5,114
New Residential Advance Receivables Trust, Series 2014-T-2, Class A-2, 2.377% 2047[3,6]	12,755	12,772
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[4,6]	584	611
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033[6]	1,202	1,256
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033[6]	857	878
Santander Drive Auto Receivables Trust, Series 2012-2, Class C, 3.20% 2015[6]	1,665	1,684
Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.94% 2016[6]	3,690	3,741
Santander Drive Auto Receivables Trust, Series 2011-1, Class D, 4.01% 2017[6]	3,475	3,533
Santander Drive Auto Receivables Trust, Series 2013-2, Class C, 1.95% 2017[6]	9,489	9,541
Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.94% 2016[6]	2,335	2,351
Santander Drive Auto Receivables Trust, Series 2014-5, Class A-2, 0.72% 2018[6]	10,000	9,997
Santander Drive Auto Receivables Trust, Series 2012-3, Class C, 3.01% 2018[6]	1,230	1,248
Santander Drive Auto Receivables Trust, Series 2014-3, Class A3, 0.81% 2018[6]	15,000	14,969
Santander Drive Auto Receivables Trust, Series 2014-4, Class A3, 1.08% 2018[6]	12,975	12,963
Santander Drive Auto Receivables Trust, Series 2014-1, Class B, 1.59% 2018[6]	8,155	8,175
Santander Drive Auto Receivables Trust, Series 2014-5, Class A-3, 1.15% 2019[6]	15,175	15,157
Santander Drive Auto Receivables Trust, Series 2013-A, Class C, 3.12% 2019[3,6]	1,040	1,066
Santander Drive Auto Receivables Trust, Series 2013-4, Class C, 3.25% 2020[6]	1,275	1,313
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[6]	11,496	11,571
SLM Private Credit Student Loan Trust, Series 2014-A, Class A-1, 0.755% 2022[3,4,6]	3,995	4,005
South Carolina Student Loan Corp., Series 2014-1, Class A1, 0.918% 2030[4,6]	4,550	4,557
South Carolina Student Loan Corp., Series 2014-1, Class A2, 1.168% 2033[4,6]	7,000	6,983
South Carolina Student Loan Corp., Series 2014-1, Class B, 1.668% 2035[4,6]	3,350	3,176
SpringCastle America Funding LLC, Series 2014-AA, Class A, 2.70% 2023[3,6]	7,762	7,762
Toyota Auto Receivables Owner Trust, Series 2014-B, Class A3, 0.76% 2018[6]	7,850	7,835
Trade Maps Ltd., 2013-1-A-A, 0.854% 2018[3,4,6]	11,320	11,340
Trade Maps Ltd., 2013-1-A-B, 1.404% 2018[3,4,6]	2,220	2,220
USAA Auto Owner Trust, Series 2014-1, Class A-3, 0.58% 2017[6]	7,500	7,491
Utility Debt Securitization Auth., Series 2013-T, 2.042% 2021[6]	3,510	3,534
Utility Debt Securitization Auth., Series 2013-T, 3.435% 2025[6]	2,625	2,746
Volkswagen Auto Lease Trust, Series 2014-A, Class A-3, 0.80% 2017[6]	2,815	2,808
American Balanced Fund — Page 24 of 27

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A-3 0.95% 2019[6]	$37,000	$36,817
World Financial Network Credit Card Master Note Trust, Series 2014-A, Class A, 0.534% 2019[4,6]	8,225	8,230
World Omni Auto Receivables Trust, Series 2014-B, Class A-3, 1.14% 2020[6]	8,990	8,947
		951,528
Bonds & notes of governments & government agencies outside the U.S. 0.30%
Caisse d’Amortissement de la Dette Sociale 1.125% 2017[3]	9,205	9,246
Caisse d’Amortissement de la Dette Sociale 3.375% 2024[3]	10,000	10,707
Colombia (Republic of) Global 5.625% 2044	16,700	18,871
Europe Government Agency-Guaranteed, Dexia Credit Local 1.25% 2016[3]	2,300	2,311
FMS Wertmanagement 1.625% 2018	5,000	5,016
Instituto de Credito Oficial 1.125% 2016[3]	9,000	9,010
Inter-American Development Bank 4.375% 2044	6,500	7,975
International Bank for Reconstruction and Development 8.25% 2016	1,050	1,177
Israeli Government 3.15% 2023	35,000	35,784
Japan Finance Organization for Municipalities 2.125% 2019[3]	10,000	10,063
Landwirtschaftliche Rentenbank 1.75% 2019	8,880	8,913
Province of Manitoba 3.05% 2024	7,450	7,709
Spanish Government 4.00% 2018[3]	81,950	86,343
Swedish Export Credit Corp. 2.875% 2023[3]	3,000	2,972
United Mexican States Government Global 3.60% 2025	10,000	10,015
United Mexican States Government Global 5.55% 2045	13,000	15,145
		241,257
Municipals 0.14%
State of California, Los Angeles Community College Dist. (County of Los Angeles), G.O. Build America Bonds, 2008 Election, Series 2010-E, 6.60% 2042	15,000	21,319
State of Connecticut, Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2013-B-2, 4.00% 2032	1,925	2,090
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.107% 2018	12,400	12,505
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	15,000	15,263
State of Illinois, Housing Dev. Auth., Housing Rev. Bonds, Series 2013-A, 2.45% 2043[6]	1,326	1,275
State of Massachusetts, Housing Fin. Agcy., Single-family Housing Rev. Bonds, Series 167, 4.00% 2043	685	744
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	10,000	10,862
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	420	435
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	545	569
State of New Jersey, Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	15,250	14,910
State of Puerto Rico, Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D, Assured Guaranty Municipal insured, 5.00% 2032	2,970	2,970
State of Puerto Rico, Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured 5.25% 2036	2,700	2,763
State of Puerto Rico, Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2034	1,140	1,172
State of South Carolina, Housing Fin. Auth., Mortgage Rev. Ref. Bonds, AMT, 4.0% 2041	4,490	4,887
State of South Dakota, Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	820	866
State of South Dakota, Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	1,750	1,833
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	990	1,048
State of Washington, Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2012-E, 2.197% 2019	14,500	14,442
		109,953
American Balanced Fund — Page 25 of 27

Bonds, notes & other debt instruments Miscellaneous 0.05%	Principal amount (000)	Value (000)
Other bonds, notes & other debt instruments in initial period of acquisition		$39,507
Total bonds, notes & other debt instruments (cost: $21,574,677,000)		22,164,273
Short-term securities 5.97%
Abbott Laboratories 0.11% due 2/26/2015[3]	$ 9,950	9,948
Apple Inc. 0.13% due 1/13/2015[3]	35,000	34,999
CAFCO, LLC 0.22% due 5/1/2015	7,900	7,894
Caterpillar Inc. 0.09% due 1/6/2015	62,100	62,099
Chariot Funding, LLC 0.25%–0.27% due 5/21/2015–8/26/2015[3]	120,600	120,428
Chevron Corp. 0.08%–0.14% due 1/9/2015–4/10/2015[3]	145,200	145,170
Ciesco LLC 0.17% due 3/3/2015	20,000	19,994
Citicorp 0.20% due 3/17/2015	25,000	24,990
Coca-Cola Co. 0.13%–0.19% due 1/8/2015–4/23/2015[3]	162,100	162,069
Emerson Electric Co. 0.10%–0.11% due 1/28/2015–2/25/2015[3]	42,600	42,594
Fannie Mae 0.06%–0.16% due 1/7/2015–10/1/2015	1,172,994	1,172,609
Federal Farm Credit Banks 0.10%–0.15% due 1/5/2015–7/29/2015	175,000	174,911
Federal Home Loan Bank 0.07%–0.17% due 1/14/2015–11/4/2015	1,491,397	1,491,012
Freddie Mac 0.07%–0.17% due 1/12/2015–8/18/2015	698,400	698,185
General Electric Capital Corp. 0.19%–0.20% due 5/5/2015–5/13/2015	120,000	119,923
Google Inc. 0.09%–0.11% due 1/14/2015–3/4/2015[3]	77,200	77,190
John Deere Capital Corp. 0.12% due 2/13/2015[3]	55,000	54,990
John Deere Financial Ltd. 0.10% due 1/12/2015[3]	11,700	11,699
JPMorgan Chase & Co. 0.25% due 3/11/2015[3]	25,000	24,991
Jupiter Securitization Co., LLC 0.21% due 5/5/2015[3]	25,000	24,980
National Rural Utilities Cooperative Finance Corp. 0.13% due 2/6/2015	38,100	38,094
Paccar Financial Corp. 0.11% due 1/22/2015	30,000	29,997
Private Export Funding Corp. 0.13% due 2/12/2015[3]	40,000	39,994
Procter & Gamble Co. 0.08%–0.15% due 1/5/2015–2/9/2015[3]	140,000	139,995
Regents of the University of California 0.14% due 1/14/2015	22,480	22,479
Wal-Mart Stores, Inc. 0.07% due 1/13/2015[3]	5,800	5,800
Total short-term securities (cost: $4,756,675,000)		4,757,034
Total investment securities 100.69% (cost: $58,931,867,000)		80,216,729
Other assets less liabilities (0.69)%		(553,050)
Net assets 100.00%		$79,663,679
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $1,785,370,000, which represented 2.24% of the net assets of the fund. This amount includes $1,773,228,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,055,295,000, which represented 3.84% of the net assets of the fund.
[4]	Coupon rate may change periodically.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $5,506,000, which represented .01% of the net assets of the fund.
[8]	A portion or all of the security purchased on a TBA basis.

American Balanced Fund — Page 26 of 27

Key to abbreviations
ADR = American Depository Receipts
TBA = To be announced
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-011-0215O-S42205	American Balanced Fund — Page 27 of 27

Summary investment portfolio December 31, 2014

Investment mix by security type	Percent of net assets

Common stocks 66.90%	Shares	Value (000)
Financials 12.36%
Wells Fargo & Co.	30,902,000	$1,694,048
Berkshire Hathaway Inc., Class A1	6,580	1,487,080
JPMorgan Chase & Co.	20,651,000	1,292,339
American Express Co.	11,300,000	1,051,352
ACE Ltd.	5,095,000	585,314
Citigroup Inc.	9,500,000	514,045
Weyerhaeuser Co.[1]	13,115,242	470,706
SunTrust Banks, Inc.	11,000,000	460,900
Capital One Financial Corp.	5,569,000	459,721
Other securities		1,827,034
		9,842,539

Consumer discretionary 9.93%
Comcast Corp., Class A	36,050,000	2,091,260
Home Depot, Inc.	16,929,349	1,777,074
Amazon.com, Inc.[1]	4,119,500	1,278,487
Twenty-First Century Fox, Inc., Class A	25,156,900	966,151
Walt Disney Co.	5,220,000	491,672
Other securities		1,304,966
		7,909,610

Information technology 8.84%
Microsoft Corp.	59,655,000	2,770,975
Texas Instruments Inc.	11,232,000	600,519
ASML Holding NV (New York registered)	4,055,401	437,294
ASML Holding NV2	1,470,405	157,534
Cisco Systems, Inc.	18,250,000	507,624
TE Connectivity Ltd.	7,805,000	493,666
Other securities		2,076,570
		7,044,182

Industrials 8.49%
Boeing Co.	12,695,000	1,650,096
Lockheed Martin Corp.	6,574,037	1,265,962
Union Pacific Corp.	7,040,000	838,675
General Electric Co.	23,650,000	597,635
Parker-Hannifin Corp.	4,100,000	528,695
United Technologies Corp.	3,690,000	424,350
Other securities		1,459,411
		6,764,824

Consumer staples 7.61%
Philip Morris International Inc.	14,750,000	1,201,387
Coca-Cola Co.	27,663,000	1,167,932
Procter & Gamble Co.	9,935,000	904,979
PepsiCo, Inc.	8,766,000	828,913
Costco Wholesale Corp.	5,677,326	804,761

12	American Balanced Fund

	Shares	Value (000)
Nestlé SA2	8,140,000	$596,675
Nestlé SA (ADR)	1,000,000	72,950
Other securities		488,725
		6,066,322

Health care 6.71%
Merck & Co., Inc.	22,990,000	1,305,602
UnitedHealth Group Inc.	9,295,000	939,632
Pfizer Inc.	21,905,000	682,341
Roche Holding AG2	2,358,957	639,373
Bristol-Myers Squibb Co.	9,950,000	587,348
Johnson & Johnson	5,510,000	576,181
Other securities		618,769
		5,349,246

Energy 4.39%
Chevron Corp.	5,244,755	588,357
Royal Dutch Shell PLC, Class B (ADR)	8,058,000	560,514
Enbridge Inc.	9,795,000	503,561
ConocoPhillips	7,169,508	495,126
Other securities		1,346,052
		3,493,610

Materials 3.07%
Potash Corp. of Saskatchewan Inc.	19,850,000	701,102
E.I. du Pont de Nemours and Co.	6,750,000	499,095
Other securities		1,247,313
		2,447,510

Other 0.73%
Other securities		579,754

Miscellaneous 4.77%
Other common stocks in initial period of acquisition		3,797,825

Total common stocks (cost: $32,600,515,000)		53,295,422

Bonds, notes & other debt instruments 27.82%	Principal amount (000)
Corporate bonds & notes 9.26%
Financials 2.93%
American Express Co. 6.15% 2017	$22,800	25,421
American Express Credit Co. 1.55% 2017	15,465	15,507
Berkshire Hathaway Inc. 2.00%–2.90% 2016–2020	60,840	62,108
JPMorgan Chase & Co. 1.35%–3.88% 2017–2024	159,365	159,511
JPMorgan Chase & Co., Series S, junior subordinated, perpetual, 6.75% (undated)[3]	25,000	26,531
Wells Fargo & Co. 1.25%–4.60% 2016–2024	111,300	115,201
Other securities		1,929,647
		2,333,926

Consumer discretionary 1.07%
21st Century Fox America, Inc. 3.70% 2024[4]	18,420	18,985
Amazon.com, Inc. 3.80%–4.95% 2024–2044	109,575	113,343
Comcast Corp. 3.60%–6.45% 2017–2044	60,350	70,803
Home Depot, Inc. 2.00%–5.95% 2019–2041	77,700	84,241
News America Inc. 3.00% 2022	6,000	5,970
Other securities		556,200
		849,542

Consumer staples 0.98%
Coca-Cola Co. 1.50%–1.80% 2015–2016	36,470	36,961
PepsiCo, Inc. 7.90% 2018	15,000	18,264
Philip Morris International Inc. 3.25%–4.88% 2024–2044	59,800	60,616
Procter & Gamble Co. 1.45% 2016	13,460	13,625
Other securities		647,716
		777,182

American Balanced Fund	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Health care 0.91%
UnitedHealth Group Inc. 1.40%–6.00% 2017–2018	$67,170	$74,022
Other securities		653,041
		727,063

Industrials 0.54%
Boeing Company 0.95% 2018	12,000	11,743
General Electric Capital Corp. 1.00%–6.00% 2015–2024	99,605	103,139
General Electric Co. 0.85%–4.50% 2015–2044	44,100	44,881
General Electric Corp. 5.25% 2017	16,000	17,758
Union Pacific Corp. 5.70% 2018	11,150	12,711
Other securities		240,145
		430,377

Other 2.83%
Other securities		2,258,557

Total corporate bonds & notes		7,376,647

U.S. Treasury bonds & notes 7.90%
U.S. Treasury 6.34%
U.S. Treasury 0.25% 2015	489,000	489,323
U.S. Treasury 0.38%–5.50% 2015–2044	3,128,524	3,297,525
U.S. Treasury 0.625% 2018	775,000	759,438
U.S. Treasury 1.50% 2019	511,500	508,201
		5,054,487

U.S. Treasury inflation-protected securities 1.56%
U.S. Treasury Inflation-Protected Security 0.13%–2.38% 2015–2043[5]	729,170	740,096
U.S. Treasury Inflation-Protected Security 1.375% 2044[5]	438,688	501,401
		1,241,497

Total U.S. Treasury bonds & notes		6,295,984

Mortgage-backed obligations 6.67%
Federal agency mortgage-backed obligations 4.45%
Fannie Mae 0.00%–11.01% 2018–2047[3,6,7]	2,504,771	2,647,668
Freddie Mac 0.00%–6.50% 2023–2044[3,6]	200,498	213,297
Other securities		683,771
		3,544,736

Other 2.22%
Other securities		1,771,509

Total mortgage-backed obligations		5,316,245

Federal agency bonds & notes 2.30%
Fannie Mae 0.38%–6.25% 2015–2029[3,6]	759,454	770,848
Federal Home Loan Bank 0.38%–5.50% 2016–2036	171,405	174,107
Freddie Mac 0.50%–3.53% 2015–2024[3,6]	723,416	729,247
Other securities		158,950
		1,833,152

Other 1.64%
Other securities		1,302,738

Miscellaneous 0.05%
Other bonds, notes and other debt instruments in initial period of acquisition		39,507

Total bonds, notes & other debt instruments (cost: $21,574,677,000)		22,164,273

Short-term securities 5.97%
Chariot Funding, LLC 0.25%–0.27% due 5/21/2015–8/26/2015[4]	120,600	120,428
Coca-Cola Co. 0.13%–0.19% due 1/8/2015–4/23/2015[4]	162,100	162,069
Fannie Mae 0.06%–0.16% due 1/7/2015–10/1/2015	1,172,994	1,172,609
Federal Home Loan Bank 0.07%–0.17% due 1/14/2015–11/4/2015	1,491,397	1,491,012
Freddie Mac 0.07%–0.17% due 1/12/2015–8/18/2015	698,400	698,185

14	American Balanced Fund

	Principal amount (000)	Value (000)
General Electric Capital Corp. 0.19%–0.20% due 5/5/2015–5/13/2015	$120,000	$119,923
JPMorgan Chase & Co. 0.25% due 3/11/2015[4]	25,000	24,991
Jupiter Securitization Co., LLC 0.21% due 5/5/2015[4]	25,000	24,980
Procter & Gamble Co. 0.08%–0.15% due 1/5/2015–2/9/2015[4]	140,000	139,995
Other securities		802,842

Total short-term securities (cost: $4,756,675,000)		4,757,034
Total investment securities 100.69% (cost: $58,931,867,000)		80,216,729
Other assets less liabilities (0.69)%		(553,050)

Net assets 100.00%		$79,663,679

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including loan participations and assignments which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $5,506,000, which represented .01% of the net assets of the fund.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,785,370,000, which represented 2.24% of the net assets of the fund. This amount includes $1,773,228,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $3,055,295,000, which represented 3.84% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	A portion or all of the security purchased on a TBA basis.

Key to abbreviations

ADR = American Depository Receipts

TBA = To be announced

See Notes to Financial Statements

American Balanced Fund	15

Financial statements

Statement of assets and liabilities
at December 31, 2014	(dollars in thousands)

Assets:
Investment securities, at value (cost: $58,931,867)		$80,216,729
Cash		1,163
Receivables for:
Sales of investments	$755,690
Sales of fund’s shares	337,088
Dividends and interest	196,414	1,289,192
		81,507,084
Liabilities:
Payables for:
Purchases of investments	1,559,586
Repurchases of fund’s shares	233,196
Investment advisory services	15,589
Services provided by related parties	29,073
Trustees’ deferred compensation	4,227
Other	1,734	1,843,405
Net assets at December 31, 2014		$79,663,679

Net assets consist of:
Capital paid in on shares of beneficial interest		$58,078,777
Undistributed net investment income		122,668
Undistributed net realized gain		178,586
Net unrealized appreciation		21,283,648
Net assets at December 31, 2014		$79,663,679

    (dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (3,220,722 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$46,916,623	1,895,258		$24.75
Class B	541,503	21,915		24.71
Class C	5,573,575	226,297		24.63
Class F-1	2,841,081	114,837		24.74
Class F-2	1,869,537	75,555		24.74
Class 529-A	2,831,067	114,526		24.72
Class 529-B	72,769	2,939		24.76
Class 529-C	904,726	36,622		24.70
Class 529-E	144,261	5,839		24.71
Class 529-F-1	110,888	4,489		24.71
Class R-1	157,898	6,417		24.61
Class R-2	1,307,723	53,115		24.62
Class R-2E	10	—	*	24.75
Class R-3	3,315,311	134,519		24.65
Class R-4	4,384,832	177,399		24.72
Class R-5	2,616,255	105,610		24.77
Class R-6	6,075,620	245,385		24.76

*Amount less than one thousand.

See Notes to Financial Statements

16	American Balanced Fund

Statement of operations
for the year ended December 31, 2014	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $13,991)	$1,173,278
Interest	486,595	$1,659,873
Fees and expenses*:
Investment advisory services	173,885
Distribution services	227,751
Transfer agent services	74,564
Administrative services	19,275
Reports to shareholders	2,326
Registration statement and prospectus	1,058
Trustees’ compensation	703
Auditing and legal	142
Custodian	609
Other	3,814	504,127
Net investment income		1,155,746

Net realized gain and unrealized appreciation on investments and currency:
Net realized gain (loss) on:
Investments	4,942,260
Currency transactions	(906)	4,941,354
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $511)	272,453
Currency translations	(926)	271,527
Net realized gain and unrealized appreciation on investments and currency		5,212,881

Net increase in net assets resulting from operations		$6,368,627

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

Statements of changes in net assets
	(dollars in thousands)

	Year ended December 31
	2014	2013

Operations:
Net investment income	$1,155,746	$970,228
Net realized gain on investments and currency transactions	4,941,354	1,873,080
Net unrealized appreciation on investments and currency translations	271,527	9,504,575
Net increase in net assets resulting from operations	6,368,627	12,347,883

Dividends and distributions paid to shareholders:
Dividends from net investment income	(1,089,310)	(1,016,591)
Distributions from net realized gain on investments	(4,365,643)	—
Total dividends and distributions paid to shareholders	(5,454,953)	(1,016,591)

Net capital share transactions	7,862,108	3,682,825

Total increase in net assets	8,775,782	15,014,117

Net assets:
Beginning of year	70,887,897	55,873,780
End of year (including undistributed net investment income: $122,668 and $45,929, respectively)	$79,663,679	$70,887,897

See Notes to Financial Statements

American Balanced Fund	17

Notes to financial statements

1. Organization

American Balanced Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified investment company. The fund seeks conservation of capital, current income, and long-term growth of both capital and income.

The fund has 17 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and seven retirement plan share classes (Classes R-1, R-2, R2-E, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6	None	None	None

*Class B and 529-B shares of the fund are not available for purchase.

On August 29, 2014, the fund made an additional retirement plan share class (Class R-2E) available for sale pursuant to an amendment to its registration statement filed with the U.S. Securities and Exchange Commission. Refer to the fund’s prospectus for more details.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

18	American Balanced Fund

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to

American Balanced Fund	19

a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2014 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$9,842,539	$—	$—	$9,842,539
Consumer discretionary	7,909,610	—	—	7,909,610
Information technology	6,886,648	157,534	—	7,044,182
Industrials	6,764,824	—	—	6,764,824
Consumer staples	5,469,647	596,675	—	6,066,322
Health care	4,709,873	639,373	—	5,349,246
Energy	3,493,610	—	—	3,493,610
Materials	2,447,510	—	—	2,447,510
Other	579,754	—	—	579,754
Miscellaneous	3,418,178	379,647	—	3,797,825
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	7,376,647	—	7,376,647
U.S. Treasury bonds & notes	—	6,295,984	—	6,295,984
Mortgage-backed obligations	—	5,316,245	—	5,316,245
Federal agency bonds & notes	—	1,833,152	—	1,833,152
Other	—	1,302,738	—	1,302,738
Miscellaneous	—	39,507	—	39,507
Short-term securities	—	4,757,034	—	4,757,034
Total	$51,522,193	$28,694,536	$—	$80,216,729

*	Securities with a value of $1,393,582,000, which represented 1.75% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

20	American Balanced Fund

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due

American Balanced Fund	21

to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2014, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2011 and by state tax authorities for tax years before 2010.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; and paydowns on fixed-income securities. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

During the year ended December 31, 2014, the fund reclassified $53,000 from undistributed net investment income to capital paid in on shares of beneficial interest, $10,356,000 from undistributed net realized gain to undistributed net investment income and $330,520,000 from undistributed net realized gain to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

22	American Balanced Fund

As of December 31, 2014, the tax-basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Undistributed ordinary income	$126,541
Undistributed long-term capital gains	293,489
Gross unrealized appreciation on investment securities	21,786,135
Gross unrealized depreciation on investment securities	(616,538)
Net unrealized appreciation on investment securities	21,169,597
Cost of investment securities	59,047,132

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Year ended December 31, 2014				Year ended December 31, 2013
				Total			Total
	Ordinary		Long-term	distributions	Ordinary	Long-term	distributions
Share class	income		capital gains	paid	income	capital gains	paid
Class A	$682,770		$2,574,901	$3,257,671	$652,292	$—	$652,292
Class B	4,570		30,111	34,681	8,009	—	8,009
Class C	39,424		306,922	346,346	43,012	—	43,012
Class F-1	40,381		156,238	196,619	33,091	—	33,091
Class F-2	23,275		100,875	124,150	11,288	—	11,288
Class 529-A	39,082		155,378	194,460	37,869	—	37,869
Class 529-B	507		4,036	4,543	894	—	894
Class 529-C	5,839		49,737	55,576	6,380	—	6,380
Class 529-E	1,657		7,925	9,582	1,684	—	1,684
Class 529-F-1	1,791		6,088	7,879	1,669	—	1,669
Class R-1	1,139		8,714	9,853	1,279	—	1,279
Class R-2	10,014		72,266	82,280	12,038	—	12,038
Class R-2E*	—	†	1	1
Class R-3	38,877		183,868	222,745	40,498	—	40,498
Class R-4	63,239		242,446	305,685	61,020	—	61,020
Class R-5	45,017		146,814	191,831	45,056	—	45,056
Class R-6	91,728		319,323	411,051	60,512	—	60,512
Total	$1,089,310		$4,365,643	$5,454,953	$1,016,591	$—	$1,016,591

*	Class R-2E shares were offered beginning August 29, 2014.
†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.420% on the first $500 million of daily net assets and decreasing to 0.210% on such assets in excess of $71 billion. For the year ended December 31, 2014, the investment advisory services fee was $173,885,000, which was equivalent to an annualized rate of 0.232% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay

American Balanced Fund	23

service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of December 31, 2014, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. During the period January 1, 2014, to March 31, 2014, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. Effective April 1, 2014, the quarterly fee was amended to provide for reduced annual rates of 0.07%, 0.06% and 0.05% over $30 billion, $50 billion and $70 billion, respectively, of the net assets invested in Class 529 shares of the American Funds. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

24	American Balanced Fund

For the year ended December 31, 2014, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative		529 plan
Share class	services	services		services		services
Class A	$106,617	$46,310		$4,456		Not applicable
Class B	6,538	675		Not applicable		Not applicable
Class C	53,412	5,419		2,677		Not applicable
Class F-1	6,702	3,025		1,343		Not applicable
Class F-2	Not applicable	1,238		630		Not applicable
Class 529-A	6,081	2,136		1,355		$2,470
Class 529-B	872	80		44		80
Class 529-C	8,641	724		435		793
Class 529-E	691	77		70		127
Class 529-F-1	—	83		54		98
Class R-1	1,522	149		76		Not applicable
Class R-2	9,664	4,155		648		Not applicable
Class R-2E*	—	—	†	—	†	Not applicable
Class R-3	16,385	4,918		1,641		Not applicable
Class R-4	10,626	4,286		2,126		Not applicable
Class R-5	Not applicable	1,266		1,276		Not applicable
Class R-6	Not applicable	23		2,444		Not applicable
Total class-specific expenses	$227,751	$74,564		$19,275		$3,568

*	Class R-2E shares were offered beginning August 29, 2014.
†	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $703,000 in the fund’s statement of operations includes $359,000 in current fees (either paid in cash or deferred) and a net increase of $344,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

				Reinvestments of				Net increase
	Sales[1]			dividends and distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2014

Class A	$5,744,075	229,172		$3,208,616	128,744	$(5,334,850)	(212,761)	$3,617,841	145,155
Class B	11,642	468		34,382	1,383	(339,367)	(13,639)	(293,343)	(11,788)
Class C	1,264,417	50,711		340,638	13,740	(1,346,464)	(54,047)	258,591	10,404
Class F-1	1,131,467	45,255		191,675	7,698	(991,786)	(39,337)	331,356	13,616
Class F-2	1,221,630	48,341		117,423	4,710	(225,168)	(8,954)	1,113,885	44,097
Class 529-A	349,840	13,993		194,398	7,813	(347,878)	(13,849)	196,360	7,957
Class 529-B	3,128	125		4,542	183	(44,288)	(1,773)	(36,618)	(1,465)
Class 529-C	127,469	5,097		55,560	2,235	(130,776)	(5,210)	52,253	2,122
Class 529-E	18,259	729		9,582	386	(19,879)	(791)	7,962	324
Class 529-F-1	21,845	874		7,877	317	(21,674)	(865)	8,048	326
Class R-1	33,513	1,347		9,788	395	(37,993)	(1,530)	5,308	212
Class R-2	282,068	11,333		82,235	3,318	(378,716)	(15,212)	(14,413)	(561)
Class R-2E2	10	—	[3]	—	—	—	—	10	— [3]
Class R-3	774,249	31,058		222,561	8,971	(939,199)	(37,601)	57,611	2,428
Class R-4	1,019,955	40,816		305,651	12,284	(990,090)	(39,478)	335,516	13,622
Class R-5	698,623	27,924		191,801	7,691	(800,550)	(32,002)	89,874	3,613
Class R-6	2,191,350	87,519		411,051	16,488	(470,534)	(18,714)	2,131,867	85,293
Total net increase (decrease)	$14,893,540	594,762		$5,387,780	216,356	$(12,419,212)	(495,763)	$7,862,108	315,355

American Balanced Fund	25

			Reinvestments of				Net increase
	Sales[1]		dividends and distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2013

Class A	$5,771,710	257,019	$638,399	28,228	$(4,829,974)	(215,037)	$1,580,135	70,210
Class B	28,456	1,275	7,915	353	(512,404)	(23,120)	(476,033)	(21,492)
Class C	1,085,377	48,422	41,910	1,864	(1,071,709)	(47,809)	55,578	2,477
Class F-1	953,519	42,210	32,319	1,425	(359,799)	(15,964)	626,039	27,671
Class F-2	339,973	15,053	9,980	440	(103,614)	(4,571)	246,339	10,922
Class 529-A	353,333	15,775	37,862	1,677	(314,364)	(14,003)	76,831	3,449
Class 529-B	4,298	192	894	40	(54,165)	(2,423)	(48,973)	(2,191)
Class 529-C	125,242	5,596	6,377	283	(122,695)	(5,469)	8,924	410
Class 529-E	18,834	840	1,684	75	(20,477)	(909)	41	6
Class 529-F-1	20,468	910	1,669	74	(18,738)	(840)	3,399	144
Class R-1	45,246	2,057	1,273	57	(41,530)	(1,868)	4,989	246
Class R-2	305,186	13,736	12,032	536	(392,794)	(17,617)	(75,576)	(3,345)
Class R-3	809,579	36,322	40,465	1,798	(780,292)	(34,843)	69,752	3,277
Class R-4	1,267,150	57,206	61,018	2,703	(984,030)	(43,663)	344,138	16,246
Class R-5	551,314	24,580	45,053	1,991	(561,872)	(24,996)	34,495	1,575
Class R-6	1,519,961	67,390	60,512	2,664	(347,726)	(15,363)	1,232,747	54,691
Total net increase (decrease)	$13,199,646	588,583	$999,362	44,208	$(10,516,183)	(468,495)	$3,682,825	164,296

[1]	Includes exchanges between share classes of the fund.
[2]	Class R-2E shares were offered beginning August 29, 2014.
[3]	Amount less than one thousand.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $38,349,712,000 and $36,945,803,000, respectively, during the year ended December 31, 2014.

26	American Balanced Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets[2]
Class A:
Year ended 12/31/2014	$24.42	$.41	$1.75	$2.16	$(.39)	$(1.44)	$(1.83)	$24.75	8.85%	$46,917	.59%	1.62%
Year ended 12/31/2013	20.40	.36	4.04	4.40	(.38)	—	(.38)	24.42	21.73	42,735	.61	1.62
Year ended 12/31/2012	18.21	.38	2.19	2.57	(.38)	—	(.38)	20.40	14.19	34,272	.63	1.94
Year ended 12/31/2011	17.93	.36	.32	.68	(.40)	—	(.40)	18.21	3.82	30,716	.62	1.97
Year ended 12/31/2010	16.21	.40	1.68	2.08	(.36)	—	(.36)	17.93	13.02	31,409	.63	2.42
Class B:
Year ended 12/31/2014	24.37	.22	1.74	1.96	(.18)	(1.44)	(1.62)	24.71	8.05	541	1.34	.87
Year ended 12/31/2013	20.35	.19	4.03	4.22	(.20)	—	(.20)	24.37	20.81	821	1.36	.86
Year ended 12/31/2012	18.16	.23	2.19	2.42	(.23)	—	(.23)	20.35	13.35	1,123	1.38	1.17
Year ended 12/31/2011	17.87	.22	.33	.55	(.26)	—	(.26)	18.16	3.08	1,745	1.38	1.21
Year ended 12/31/2010	16.16	.28	1.66	1.94	(.23)	—	(.23)	17.87	12.12	2,573	1.38	1.66
Class C:
Year ended 12/31/2014	24.30	.21	1.75	1.96	(.19)	(1.44)	(1.63)	24.63	8.03	5,574	1.39	.83
Year ended 12/31/2013	20.31	.19	4.00	4.19	(.20)	—	(.20)	24.30	20.72	5,247	1.41	.83
Year ended 12/31/2012	18.13	.22	2.18	2.40	(.22)	—	(.22)	20.31	13.30	4,334	1.42	1.14
Year ended 12/31/2011	17.85	.21	.32	.53	(.25)	—	(.25)	18.13	3.00	4,247	1.42	1.17
Year ended 12/31/2010	16.14	.27	1.67	1.94	(.23)	—	(.23)	17.85	12.11	4,576	1.43	1.61
Class F-1:
Year ended 12/31/2014	24.41	.39	1.75	2.14	(.37)	(1.44)	(1.81)	24.74	8.80	2,841	.65	1.57
Year ended 12/31/2013	20.39	.36	4.03	4.39	(.37)	—	(.37)	24.41	21.70	2,471	.66	1.58
Year ended 12/31/2012	18.21	.38	2.18	2.56	(.38)	—	(.38)	20.39	14.13	1,500	.64	1.94
Year ended 12/31/2011	17.92	.36	.33	.69	(.40)	—	(.40)	18.21	3.87	1,014	.63	1.96
Year ended 12/31/2010	16.21	.40	1.67	2.07	(.36)	—	(.36)	17.92	12.95	895	.63	2.41
Class F-2:
Year ended 12/31/2014	24.41	.46	1.75	2.21	(.44)	(1.44)	(1.88)	24.74	9.08	1,869	.39	1.83
Year ended 12/31/2013	20.39	.41	4.04	4.45	(.43)	—	(.43)	24.41	21.99	768	.41	1.83
Year ended 12/31/2012	18.21	.43	2.18	2.61	(.43)	—	(.43)	20.39	14.40	419	.40	2.18
Year ended 12/31/2011	17.92	.40	.33	.73	(.44)	—	(.44)	18.21	4.12	277	.40	2.19
Year ended 12/31/2010	16.21	.44	1.67	2.11	(.40)	—	(.40)	17.92	13.21	228	.40	2.63
Class 529-A:
Year ended 12/31/2014	24.39	.38	1.75	2.13	(.36)	(1.44)	(1.80)	24.72	8.76	2,831	.68	1.53
Year ended 12/31/2013	20.38	.34	4.03	4.37	(.36)	—	(.36)	24.39	21.60	2,599	.70	1.53
Year ended 12/31/2012	18.19	.36	2.19	2.55	(.36)	—	(.36)	20.38	14.12	2,101	.71	1.86
Year ended 12/31/2011	17.91	.34	.33	.67	(.39)	—	(.39)	18.19	3.75	1,751	.70	1.89
Year ended 12/31/2010	16.19	.39	1.68	2.07	(.35)	—	(.35)	17.91	12.97	1,589	.69	2.35
Class 529-B:
Year ended 12/31/2014	24.41	.19	1.75	1.94	(.15)	(1.44)	(1.59)	24.76	7.94	73	1.46	.75
Year ended 12/31/2013	20.39	.17	4.02	4.19	(.17)	—	(.17)	24.41	20.63	108	1.49	.74
Year ended 12/31/2012	18.19	.21	2.19	2.40	(.20)	—	(.20)	20.39	13.24	134	1.50	1.05
Year ended 12/31/2011	17.90	.20	.33	.53	(.24)	—	(.24)	18.19	2.95	180	1.49	1.09
Year ended 12/31/2010	16.19	.26	1.66	1.92	(.21)	—	(.21)	17.90	11.99	244	1.48	1.56

American Balanced Fund	27

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets[2]
Class 529-C:
Year ended 12/31/2014	$24.38	$.19	$1.74	$1.93	$(.17)	$(1.44)	$(1.61)	$24.70	7.90%	$905		1.46%		.76%
Year ended 12/31/2013	20.37	.17	4.03	4.20	(.19)	—	(.19)	24.38	20.68	841		1.48		.76
Year ended 12/31/2012	18.19	.21	2.18	2.39	(.21)	—	(.21)	20.37	13.19	694		1.49		1.08
Year ended 12/31/2011	17.90	.20	.33	.53	(.24)	—	(.24)	18.19	3.00	607		1.48		1.11
Year ended 12/31/2010	16.19	.26	1.67	1.93	(.22)	—	(.22)	17.90	12.03	583		1.48		1.57
Class 529-E:
Year ended 12/31/2014	24.38	.32	1.75	2.07	(.30)	(1.44)	(1.74)	24.71	8.50	144		.93		1.28
Year ended 12/31/2013	20.37	.29	4.02	4.31	(.30)	—	(.30)	24.38	21.31	134		.95		1.29
Year ended 12/31/2012	18.18	.31	2.19	2.50	(.31)	—	(.31)	20.37	13.84	112		.97		1.60
Year ended 12/31/2011	17.90	.30	.32	.62	(.34)	—	(.34)	18.18	3.47	98		.97		1.62
Year ended 12/31/2010	16.19	.35	1.66	2.01	(.30)	—	(.30)	17.90	12.59	92		.97		2.07
Class 529-F-1:
Year ended 12/31/2014	24.37	.44	1.76	2.20	(.42)	(1.44)	(1.86)	24.71	9.05	111		.46		1.76
Year ended 12/31/2013	20.36	.39	4.03	4.42	(.41)	—	(.41)	24.37	21.88	101		.48		1.76
Year ended 12/31/2012	18.18	.41	2.18	2.59	(.41)	—	(.41)	20.36	14.32	82		.49		2.09
Year ended 12/31/2011	17.90	.38	.33	.71	(.43)	—	(.43)	18.18	3.98	61		.48		2.11
Year ended 12/31/2010	16.19	.43	1.67	2.10	(.39)	—	(.39)	17.90	13.15	57		.47		2.57
Class R-1:
Year ended 12/31/2014	24.28	.21	1.75	1.96	(.19)	(1.44)	(1.63)	24.61	8.05	158		1.38		.83
Year ended 12/31/2013	20.29	.19	4.01	4.20	(.21)	—	(.21)	24.28	20.76	151		1.39		.84
Year ended 12/31/2012	18.12	.23	2.17	2.40	(.23)	—	(.23)	20.29	13.28	121		1.40		1.16
Year ended 12/31/2011	17.83	.22	.33	.55	(.26)	—	(.26)	18.12	3.09	126		1.40		1.19
Year ended 12/31/2010	16.13	.27	1.66	1.93	(.23)	—	(.23)	17.83	12.10	135		1.40		1.65
Class R-2:
Year ended 12/31/2014	24.30	.21	1.74	1.95	(.19)	(1.44)	(1.63)	24.62	8.03	1,308		1.36		.86
Year ended 12/31/2013	20.30	.20	4.02	4.22	(.22)	—	(.22)	24.30	20.87	1,304		1.34		.90
Year ended 12/31/2012	18.13	.23	2.18	2.41	(.24)	—	(.24)	20.30	13.31	1,158		1.37		1.20
Year ended 12/31/2011	17.85	.22	.32	.54	(.26)	—	(.26)	18.13	3.05	1,079		1.38		1.21
Year ended 12/31/2010	16.14	.27	1.67	1.94	(.23)	—	(.23)	17.85	12.14	1,128		1.40		1.64
Class R-2E:
Period from 8/29/2014 to 12/31/2014[5,6]	25.81	.15	.41	.56	(.21)	(1.41)	(1.62)	24.75	2.17	—	[7]	.16	[4,8]	.58	[4,8]
Class R-3:
Year ended 12/31/2014	24.32	.32	1.75	2.07	(.30)	(1.44)	(1.74)	24.65	8.51	3,315		.94		1.28
Year ended 12/31/2013	20.32	.29	4.02	4.31	(.31)	—	(.31)	24.32	21.33	3,212		.94		1.30
Year ended 12/31/2012	18.14	.32	2.18	2.50	(.32)	—	(.32)	20.32	13.83	2,617		.95		1.62
Year ended 12/31/2011	17.86	.30	.32	.62	(.34)	—	(.34)	18.14	3.50	2,331		.95		1.64
Year ended 12/31/2010	16.15	.35	1.67	2.02	(.31)	—	(.31)	17.86	12.64	2,408		.94		2.10

28	American Balanced Fund

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets[2]
Class R-4:
Year ended 12/31/2014	$24.38	$.40	$1.75	$2.15	$(.37)	$(1.44)	$(1.81)	$24.72	8.85%	$4,385	.64%	1.58%
Year ended 12/31/2013	20.37	.36	4.02	4.38	(.37)	—	(.37)	24.38	21.68	3,994	.65	1.60
Year ended 12/31/2012	18.19	.38	2.18	2.56	(.38)	—	(.38)	20.37	14.14	3,006	.64	1.94
Year ended 12/31/2011	17.91	.35	.33	.68	(.40)	—	(.40)	18.19	3.80	2,152	.65	1.94
Year ended 12/31/2010	16.19	.40	1.68	2.08	(.36)	—	(.36)	17.91	13.01	2,007	.65	2.39
Class R-5:
Year ended 12/31/2014	24.43	.47	1.76	2.23	(.45)	(1.44)	(1.89)	24.77	9.16	2,616	.34	1.88
Year ended 12/31/2013	20.41	.43	4.03	4.46	(.44)	—	(.44)	24.43	22.04	2,492	.34	1.89
Year ended 12/31/2012	18.22	.44	2.19	2.63	(.44)	—	(.44)	20.41	14.51	2,050	.35	2.23
Year ended 12/31/2011	17.94	.41	.32	.73	(.45)	—	(.45)	18.22	4.11	1,544	.35	2.24
Year ended 12/31/2010	16.22	.45	1.68	2.13	(.41)	—	(.41)	17.94	13.32	1,545	.35	2.69
Class R-6:
Year ended 12/31/2014	24.42	.49	1.75	2.24	(.46)	(1.44)	(1.90)	24.76	9.22	6,076	.29	1.93
Year ended 12/31/2013	20.40	.44	4.03	4.47	(.45)	—	(.45)	24.42	22.12	3,910	.29	1.95
Year ended 12/31/2012	18.21	.45	2.19	2.64	(.45)	—	(.45)	20.40	14.57	2,151	.30	2.28
Year ended 12/31/2011	17.93	.42	.32	.74	(.46)	—	(.46)	18.21	4.16	1,486	.30	2.30
Year ended 12/31/2010	16.21	.46	1.67	2.13	(.41)	—	(.41)	17.93	13.38	1,063	.30	2.75

	Year ended December 31
Portfolio turnover rate for all share classes[9]	2014	2013	2012	2011	2010
Including mortgage dollar roll transactions	68%	55%	54%	47%	37%
Excluding mortgage dollar roll transactions	48%	Not available

[1]	Based on average shares outstanding.
[2]	For the year ended December 31, 2010, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.04 and .25 percentage points, respectively. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Not annualized.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Class R-2E shares were offered beginning August 29, 2014.
[7]	Amount less than $1 million.
[8]	Class R-2E assets consisted solely of seed capital invested by CRMC; therefore, certain fees were not accrued.
[9]	Refer to Note 5 for further information on mortgage dollar rolls.

See Notes to Financial Statements

American Balanced Fund	29

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

American Balanced Fund:

We have audited the accompanying statement of assets and liabilities of American Balanced Fund (the “Fund”), including the investment portfolio and the summary investment portfolio, as of December 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014 correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Balanced Fund as of December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California

February 10, 2015

I

American Balanced Fund

Part C

Other Information

Item 28. Exhibits for Registration Statement (1940 Act No. 002-10758 and 1933 Act No. 811-00066)

(a-1)	Articles of Incorporation – Certificate of Trust dated 8/20/09 – previously filed (see P/E Amendment No. 102 filed 2/26/10); Amended and Restated Agreement and Declaration of Trust dated 12/6/12 – previously filed (see P/E Amendment No. 107 filed 2/27/13); and Certificate of Establishment and Designation of Class R-2E Shares – previously filed (see P/E Amendment No. 111 filed 8/28/14)

(a-2)	Certificate of Establishment and Designation of Class R-5E Shares dated 8/31/15

(b)	By-laws – By-laws – previously filed (see P/E Amendment No. 102 filed 2/26/10)

(c)	Instruments Defining Rights of Security Holders – Form of Share Certificate – previously filed (see P/E Amendment No. 89 filed 3/9/01)

(d)	Investment Advisory Contracts – Amended and Restated Investment Advisory and Service Agreement dated 2/1/15 – previously filed (see P/E Amendment No. 113 filed 2/27/15)

(e-1)	Underwriting Contracts – Form of Class F Share Participation Agreement – previously filed (see P/E Amendment No. 111 filed 8/28/14); and Form of Bank/Trust Company Participation Agreement for Class F Shares – previously filed (see P/E Amendment No. 111 filed 8/28/14)

(e-2)	Form of Amended and Restated Principal Underwriting Agreement effective 11/20/15; Form of Selling Group Agreement; and Form of Bank/Trust Company Selling Group Agreement

(f)	Bonus or Profit Sharing Contracts – Deferred Compensation Plan effective 3/21/13 – previously filed (see P/E Amendment No. 109 filed 2/28/14)

(g-1)	Custodian Agreements – Form of Global Custody Agreement dated 12/21/06 – previously filed (see P/E Amendment No. 96 filed 2/28/07)

(g-2)	Form of Amendment to Global Custody Agreement effective 7/1/15

(h-1)	Other Material Contracts – Form of Indemnification Agreement – previously filed (see P/E Amendment No. 102 filed 2/26/10); and Form of Agreement and Plan of Reorganization dated 8/24/09 – previously filed (see P/E Amendment No. 102 filed 2/26/10)

(h-2)	Form of Amended and Restated Shareholder Services Agreement dated 11/20/15; and Form of Amended and Restated Administrative Services Agreement dated 11/20/15

(i-1)	Legal Opinion - Legal Opinion – previously filed (see P/E Amendment No. 102 filed 2/26/10; and P/E Amendment No. 111 filed 8/28/14)

(i-2)	Legal Opinion

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)	Omitted Financial Statements - none

(l)	Initial Capital Agreements - not applicable to this filing

(m)	Rule 12b-1 Plan – Forms of Plans of Distribution for Class A, B, C, F-1, 529-A, 529-B, 529-C, 529-E, 529-F-1, R-1, R-2, R-3 and R-4 shares dated 3/1/2010 – previously filed (see P/E Amendment No. 102 filed 2/26/10); and Form of Plan of Distribution for Class R-2E shares dated 8/29/14 – previously filed (see P/E Amendment No. 111 filed 8/28/14)

(n)	Rule 18f-3 Plan – Form of Amended and Restated Multiple Class Plan dated 11/20/15

(o)	Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated October 2015 and Code of Ethics for Registrant

Item 29. Persons Controlled by or under Common Control with the Fund

None

Item 30. Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article 8 of the Registrant’s Declaration of Trust as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31. Business and Other Connections of the Investment Adviser

None

Item 32. Principal Underwriters

(a) American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, American Balanced Fund, American Funds College Target Date Series, American Funds Developing World Growth and Income Fund, American Funds Fundamental Investors, American Funds Global Balanced Fund, The American Funds Income Series, American Funds Inflation Linked Bond Fund, American Funds Money Market Fund, American Funds Mortgage Fund, American Funds Portfolio Series, American Funds Retirement Income Portfolio Series, American Funds Short-Term Tax-Exempt Bond Fund, American Funds Target Date Retirement Series, American Funds Tax-Exempt Fund of New York, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, American High-Income Trust, American Mutual Fund, The Bond Fund of America, Capital Group Emerging Markets Total Opportunities Fund, Capital Income Builder, Capital Group Private Client Services Funds, Capital World Bond Fund, Capital World Growth and Income Fund, Emerging Markets Growth Fund, Inc., EuroPacific Growth Fund, The Growth Fund of America, The Income Fund of America, Intermediate Bond Fund of America, International Growth and Income Fund, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, New World Fund, Inc., Short-Term Bond Fund of America, SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America and Washington Mutual Investors Fund

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	Raymond Ahn	Vice President	None
IRV	Laurie M. Allen	Senior Vice President	None

LAO	William C. Anderson	Senior Vice President and Director of Investment Services	None
LAO	Dion T. Angelopoulos	Assistant Vice President	None
LAO	Curtis A. Baker	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	T. Patrick Bardsley	Vice President	None
LAO	Shakeel A. Barkat	Senior Vice President	None
LAO	Brett A. Beach	Assistant Vice President	None
LAO	Jerry R. Berg	Regional Vice President	None
LAO	Joseph W. Best, Jr.	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Sandeep S. Bhasin	Vice President	None
LAO	Roger J. Bianco, Jr.	Vice President	None
LAO	Ryan M. Bickle	Vice President, Capital Group Institutional Investment Services Division	None
LAO	John A. Blanchard	Senior Vice President	None
LAO	Marek Blaskovic	Regional Vice President	None
LAO	Gerard M. Bockstie, Jr.	Senior Vice President	None
LAO	Jill M. Boudreau	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Andre W. Bouvier	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Michael A. Bowman	Senior Vice President, Capital Group Institutional Investment Services Division	None

LAO	William P. Brady	Senior Vice President	None
IRV	Jason E. Brady	Regional Vice President	None
LAO	Mickey L. Brethower	Senior Vice President	None
LAO	Kevin G. Broulette	Assistant Vice President	None
LAO	C. Alan Brown	Vice President	None
LAO	E. Chapman Brown, Jr.	Regional Vice President	None
LAO	Toni L. Brown	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Gary D. Bryce	Regional Vice President	None
LAO	Sheryl M. Burford	Assistant Vice President	None
LAO	Ronan J. Burke	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Steven Calabria	Vice President	None
LAO	Thomas E. Callahan	Vice President	None
LAO	Anthony J. Camilleri	Regional Vice President	None
SNO	Susan H. Campbell	Vice President	None
LAO	Damian F. Carroll	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	James D. Carter	Vice President	None
LAO	Stephen L. Caruthers	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Brian C. Casey	Senior Vice President	None
LAO	Christopher J. Cassin	Senior Vice President	None

LAO	Craig L. Castner	Regional Vice President	None
LAO	Christopher M. Cefalo	Regional Vice President	None
LAO	Becky C. Chao	Vice President	None
LAO	David D. Charlton	Senior Vice President and Director of Marketing	None
LAO	Thomas M. Charon	Senior Vice President	None
LAO	Daniel A. Chodosch	Regional Vice President	None
LAO	Wellington Choi	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Paul A. Cieslik	Senior Vice President	None
LAO	Andrew R. Claeson	Regional Vice President	None
LAO	Sara M. Clegg	Assistant Vice President	None
LAO	Kevin G. Clifford	Director, Chairman, President and Chief Executive Officer; President, Capital Group Institutional Investment Services Division	None
LAO	Ruth M. Collier	Senior Vice President	None
IND	Timothy J. Colvin	Regional Vice President	None
LAO	Christopher M. Conwell	Vice President	None
LAO	C. Jeffrey Cook	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Charles H. Cote	Vice President	None
LAO	Joseph G. Cronin	Vice President	None
LAO	D. Erick Crowdus	Vice President	None
LAO	Brian M. Daniels	Vice President	None

LAO	William F. Daugherty	Senior Vice President	None
LAO	Scott T. Davis	Assistant Vice President	None
LAO	Shane L. Davis	Vice President	None
LAO	Peter J. Deavan	Vice President	None
LAO	Guy E. Decker	Senior Vice President	None
LAO	Renee A. Degner	Regional Vice President	None
LAO	Daniel Delianedis	Senior Vice President	None
LAO	Mark A. Dence	Vice President	None
LAO	Stephen Deschenes	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Mario P. DiVito	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Joanne H. Dodd	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Kevin F. Dolan	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Thomas L. Donham	Assistant Vice President	None
LAO	John H. Donovan IV	Assistant Vice President	None
LAO	John J. Doyle	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Ryan T. Doyle	Regional Vice President	None
LAO	Craig Duglin	Vice President, Capital Group Institutional Investment Services Division	None

LAO	Alan J. Dumas	Regional Vice President	None
LAO	John E. Dwyer IV	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Karyn B. Dzurisin	Regional Vice President	None
LAO	Kevin C. Easley	Regional Vice President	None
LAO	Damian Eckstein	Regional Vice President	None
LAO	Matthew J. Eisenhardt	Senior Vice President	None
LAO	Timothy L. Ellis	Senior Vice President	None
LAO	John M. Fabiano	Regional Vice President	None
LAO	E. Luke Farrell	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Mark A. Ferraro	Regional Vice President	None
LAO	James M. Ferrauilo	Assistant Vice President	None
LAO	Lorna Fitzgerald	Vice President	None
LAO	William F. Flannery	Senior Vice President	None
LAO	Kevin H. Folks	Regional Vice President	None
LAO	David R. Ford	Regional Vice President	None
LAO	Vanda S. Freesman	Assistant Vice President	None
LAO	Daniel Frick	Senior Vice President	None
SNO	Arturo V. Garcia, Jr.	Assistant Vice President	None
LAO	J. Gregory Garrett	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Brian K. Geiger	Regional Vice President	None

LAO	Jacob M. Gerber	Vice President, Capital Group Institutional Investment Services Division	None
LAO	J. Christopher Gies	Senior Vice President	None
LAO	Pamela A. Gillett	Regional Vice President	None
LAO	William F. Gilmartin	Regional Vice President	None
LAO	Robert E. Greeley, Jr.	Regional Vice President	None
LAO	Jeffrey J. Greiner	Senior Vice President	None
LAO	Eric M. Grey	Senior Vice President	None
LAO	E. Renee Grimm	Regional Vice President	None
IRV	Steven Guida	Senior Vice President	None
LAO	Sam S. Gumma	Regional Vice President	None
IRV	DeAnn C. Haley	Assistant Vice President	None
LAO	Philip E. Haning	Regional Vice President	None
LAO	Dale K. Hanks	Vice President, Capital Group Institutional Investment Services Division	None
LAO	David R. Hanna	Regional Vice President	None
LAO	Derek S. Hansen	Vice President	None
LAO	Julie O. Hansen	Vice President	None
LAO	John R. Harley	Senior Vice President	None
LAO	Calvin L. Harrelson III	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Robert J. Hartig, Jr.	Senior Vice President	None
LAO	Craig W. Hartigan	Senior Vice President	None

LAO	Clifford W. “Webb” Heidinger	Regional Vice President	None
LAO	Brock A. Hillman	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jennifer M. Hoang	Vice President	None
LAO	David F. Holstein	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Heidi B. Horwitz-Marcus	Senior Vice President	None
LAO	David R. Hreha	Regional Vice President	None
LAO	Frederic J. Huber	Vice President, Capital Group Institutional Investment Services Division	None
LAO	David K. Hummelberg	Director, Senior Vice President, Treasurer and Controller	None
LAO	Jeffrey K. Hunkins	Vice President	None
LAO	Marc G. Ialeggio	Senior Vice President	None
IND	David K. Jacocks	Assistant Vice President	None
LAO	W. Chris Jenkins	Vice President	None
LAO	Daniel J. Jess II	Regional Vice President	None
IND	Jameel S. Jiwani	Regional Vice President	None
LAO	Sarah C. Johnson	Assistant Vice President	None
LAO	Brendan M. Jonland	Regional Vice President	None
LAO	David G. Jordt	Regional Vice President	None
LAO	Stephen T. Joyce	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Thomas J. Joyce	Vice President	None

LAO	Maria Karahalis	Senior Vice President, Capital Group Institutional Investment Services Division
LAO	John P. Keating	Senior Vice President	None
LAO	Brian G. Kelly	Senior Vice President	None
LAO	Christopher J. Kennedy	Regional Vice President	None
LAO	Ryan C. Kidwell	Vice President	None
LAO	Christopher W. Kilroy	Senior Vice President	None
LAO	Layla S. Kim	Vice President	None
LAO	Charles A. King	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Mark Kistler	Senior Vice President	None
LAO	Jeffrey G. Klepacki	Senior Vice President	None
NYO	Dorothy Klock	Senior Vice President	None
LAO	Stephen J. Knutson	Assistant Vice President	None
IRV	Elizabeth K. Koster	Vice President	None
LAO	James M. Kreider	Vice President	None
SNO	David D. Kuncho	Assistant Vice President	None
LAO	Richard M. Lang	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Christopher F. Lanzafame	Senior Vice President	None
LAO	Andrew Le Blanc	Senior Vice President	None
LAO	Richard Lee	Assistant Vice President	None
LAO	Matthew N. Leeper	Regional Vice President	None

LAO	Clay M. Leveritt	Regional Vice President	None
LAO	Lorin E. Liesy	Vice President	None
LAO	Louis K. Linquata	Senior Vice President	None
LAO	James M. Maher	Regional Vice President	None
LAO	Brendan T. Mahoney	Senior Vice President	None
LAO	Nathan G. Mains	Vice President	None
LAO	Sirish S. Mani	Assistant Vice President	None
LAO	Mark A. Marinella	Senior Vice President	None
LAO	Brooke M. Marrujo	Vice President	None
LAO	Stephen B. May	Regional Vice President	None
LAO	Dana C. McCollum	Vice President	None
LAO	Joseph A. McCreesh, III	Vice President	None
LAO	Ross M. McDonald	Vice President	None
LAO	Timothy W. McHale	Secretary	None
LAO	Max J. McQuiston	Regional Vice President	None
LAO	Scott M. Meade	Senior Vice President	None
LAO	David A. Merrill	Assistant Vice President	None
LAO	William T. Mills	Senior Vice President	None
LAO	Sean C. Minor	Vice President	None
LAO	James R. Mitchell III	Vice President	None
LAO	Charles L. Mitsakos	Senior Vice President	None
LAO	Ryan D. Moore	Vice President, Capital Group Institutional Investment Services Division	None

LAO	Steven A. Moreno	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	David H. Morrison	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Andrew J. Moscardini	Senior Vice President, Capital Group Institutional Investment Services Division	None
NYO	Timothy J. Murphy	Vice President	None
LAO	Marc E. Nabi	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jon C. Nicolazzo	Vice President	None
LAO	Earnest M. Niemi	Vice President	None
LAO	William E. Noe	Senior Vice President	None
LAO	Matthew P. O’Connor	Director and Executive Vice President; Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jonathan H. O’Flynn	Vice President	None
LAO	Peter A. Olsen	Regional Vice President	None
LAO	Jeffrey A. Olson	Vice President	None
LAO	Thomas A. O’Neil	Vice President	None
IRV	Paula A. Orologas	Assistant Vice President	None
LAO	Gregory H. Ortman	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Shawn M. O’Sullivan	Vice President	None

IND	Lance T. Owens	Regional Vice President	None
LAO	Kristina E. Page	Regional Vice President	None
LAO	Rodney Dean Parker II	Vice President	None
LAO	Lynn M. Patrick	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Timothy C. Patterson	Assistant Vice President	None
LAO	W. Burke Patterson, Jr.	Senior Vice President	None
LAO	Gary A. Peace	Senior Vice President	None
LAO	Robert J. Peche	Vice President, Capital Group Institutional Investment Services Division	None
LAO	David K. Petzke	Senior Vice President	None
LAO	Adam W. Phillips	Assistant Vice President	None
IND	Mary E. Phillips	Assistant Vice President	None
LAO	Joseph M. Piccolo	Vice President	None
LAO	Keith A. Piken	Vice President	None
LAO	John Pinto	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Carl S. Platou	Senior Vice President	None
LAO	David T. Polak	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Charles R. Porcher	Vice President	None
LAO	Leah K. Porter	Vice President	None
SNO	Richard P. Prior	Senior Vice President	None

LAO	Steven J. Quagrello	Senior Vice President	None
LAO	Michael R. Quinn	Senior Vice President	None
LAO	James R. Raker	Vice President, Capital Group Institutional Investment Services Division	None
SNO	John P. Raney	Vice President	None
LAO	James P. Rayburn	Vice President	None
LAO	Rene M. Reincke	Vice President	None
LAO	Jeffrey J. Robinson	Vice President	None
LAO	Matthew M. Robinson	Regional Vice President	None
LAO	Thomas W. Rose	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Rome D. Rottura	Senior Vice President	None
LAO	Shane A. Russell	Vice President	None
LAO	William M. Ryan	Senior Vice President	None
LAO	Dean B. Rydquist	Director, Senior Vice President and Chief Compliance Officer	None
IND	Brenda S. Rynski	Regional Vice President	None
LAO	Richard A. Sabec, Jr.	Senior Vice President	None
LAO	Paul V. Santoro	Senior Vice President	None
LAO	Keith A. Saunders	Regional Vice President	None
LAO	Joe D. Scarpitti	Senior Vice President	None
IRV	MaryAnn Scarsone	Assistant Vice President	None
LAO	Mark A. Seaman	Senior Vice President, Capital Group Institutional Investment Services Division	None

LAO	James J. Sewell III	Senior Vice President	None
LAO	Arthur M. Sgroi	Senior Vice President	None
LAO	Brad W. Short	Vice President	None
LAO	Nathan W. Simmons	Vice President	None
LAO	Connie F. Sjursen	Vice President	None
LAO	Melissa A. Sloane	Regional Vice President	None
LAO	Matthew T. Smith	Assistant Vice President	None
SNO	Stacy D. Smolka	Vice President	None
LAO	J. Eric Snively	Vice President	None
LAO	Kristen J. Spazafumo	Vice President	None
LAO	Michael P. Stern	Senior Vice President	None
LAO	Andrew J. Strandquist	Regional Vice President	None
LAO	Gretchen L. Taibl	Assistant Vice President	None
LAO	Peter D. Thatch	Senior Vice President	None
LAO	John B. Thomas	Vice President	None
LAO	Cynthia M. Thompson	Senior Vice President, Capital Group Institutional Investment Services Division	None
HRO	Stephen B. Thompson	Regional Vice President	None
LAO	Mark R. Threlfall	Vice President	None
IND	James P. Toomey	Vice President	None
LAO	Luke N. Trammell	Vice President	None
IND	Christopher E. Trede	Vice President	None
LAO	Jordan A. Trevino	Regional Vice President	None

LAO	Shaun C. Tucker	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	David E. Unanue	Senior Vice President	None
LAO	Idoya Urrutia	Assistant Vice President	None
LAO	Scott W. Ursin-Smith	Senior Vice President	None
LAO	Patrick D. Vance	Regional Vice President	None
SNO	Cindy T. Vaquiax	Vice President	None
LAO	Srinkanth Vemuri	Vice President	None
LAO	Spilios Venetsanopoulos	Regional Vice President	None
LAO	J. David Viale	Senior Vice President	None
LAO	Robert D. Vigneaux III	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Todd R. Wagner	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jon N. Wainman	Regional Vice President	None
LAO	Sherrie S. Walling	Assistant Vice President	None
LAO	Brian M. Walsh	Vice President	None
SNO	Chris L. Wammack	Vice President	None
LAO	Matthew W. Ward	Regional Vice President	None
LAO	Thomas E. Warren	Senior Vice President	None
LAO	George J. Wenzel	Senior Vice President	None
LAO	Jason M. Weybrecht	Vice President, Capital Group Institutional Investment Services Division	None

LAO	Adam B. Whitehead	Regional Vice President	None
LAO	N. Dexter Williams	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Steven Wilson	Vice President	None
LAO	Steven C. Wilson	Vice President	None
LAO	Kurt A. Wuestenberg	Senior Vice President	None
LAO	Jonathan A. Young	Senior Vice President	None
LAO	Jason P. Young	Senior Vice President	None
LAO	Raul Zarco, Jr.	Vice President, Capital Group Institutional Investment Services Division	None

__________

DCO	Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
GVO-1	Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland
HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 12811 North Meridian Street, Carmel, IN 46032
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
NYO	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY 10111
SFO	Business Address, One Market, Steuart Tower, Suite 2000, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c) None

Item 33. Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, 6455 Irvine Center Drive, Irvine, California 92618; and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 6455 Irvine Center Drive, Irvine, California 92618; 12811 North Meridian Street, Carmel, Indiana 46032; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, New York 10017-2070.

Item 34. Management Services

None

Item 35. Undertakings

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California on the 29th day of October, 2015.

AMERICAN BALANCED FUND

By: /s/ Gregory D. Johnson

(Gregory D. Johnson, Vice Chairman of the Board and President)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on October 29, 2015, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ Gregory D. Johnson	Vice Chairman of the Board and President
(Gregory D. Johnson)

(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Jeffrey P. Regal	Treasurer
(Jeffrey P. Regal)

(3)	Trustees:
	William H. Baribault*	Trustee
	Vanessa C. L. Chang*	Trustee
	Linda Griego*	Trustee

	/s/ Gregory D. Johnson	Vice Chairman of the Board and President
(Gregory D. Johnson)

	Leonade D. Jones*	Trustee
	William D. Jones*	Trustee
	James J. Postl*	Trustee
	Margaret Spellings*	Trustee
	Isaac Stein*	Chairman of the Board (Independent and Non-Executive)

*By: /s/ Michael W. Stockton
(Michael W. Stockton, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

/s/ Katherine H. Newhall

(Katherine H. Newhall, Counsel)

POWER OF ATTORNEY

I, William H. Baribault, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC, this 11th day of June, 2015.

(City, State)

/s/ William H. Baribault

William H. Baribault, Board member

POWER OF ATTORNEY

I, Vanessa C. L. Chang, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	EuroPacific Growth Fund
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at North Berwick, Scotland, this 13th day of July, 2015.

(City, State)

/s/ Vanessa C. L. Chang

Vanessa C. L. Chang, Board member

POWER OF ATTORNEY

I, Linda Griego, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Steven I. Koszalka Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr. Viviane T. Russo	Dori Laskin Jeffrey P. Regal Ari M. Vinocor Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 1st day of June, 2015.

(City, State)

/s/ Linda Griego

Linda Griego, Board member

POWER OF ATTORNEY

I, Leonade D. Jones, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Dori Laskin Jeffrey P. Regal Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC, this 17th day of July, 2015.

(City, State)

/s/ Leonade D. Jones

Leonade D. Jones, Board member

POWER OF ATTORNEY

I, William D. Jones, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian D. Bullard Dori Laskin Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Diego, CA, this 9th day of July, 2015.

(City, State)

/s/ William D. Jones

William D. Jones, Board member

POWER OF ATTORNEY

I, James J. Postl, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Dori Laskin Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Houston, TX, this 10th day of July, 2015.

(City, State)

/s/ James J. Postl

James J. Postl, Board member

POWER OF ATTORNEY

I, Margaret Spellings, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC, this 11th day of June, 2015.

(City, State)

/s/ Margaret Spellings

Margaret Spellings, Board member

POWER OF ATTORNEY

I, Isaac Stein, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Dori Laskin Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Atherton, CA, this 9th day of July, 2015.

(City, State)

/s/ Isaac Stein

Isaac Stein, Board member